UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the nine-month period ended January 31, 2012 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.4%
3,124	Aaron’s, Inc.	$83,130
1,120	Advance Auto Parts, Inc.	85,837
5,053	Aeropostale, Inc.(a)	82,718
2,063	American Public Education, Inc.(a)	82,933
3,459	ANN, Inc.(a)	83,915
1,680	Apollo Group, Inc., Class A(a)	88,049
237	AutoZone, Inc.(a)	82,448
11,107	Bebe Stores, Inc.	97,297
1,299	Bed Bath & Beyond, Inc.(a)	78,849
3,652	Bridgepoint Education, Inc.(a)	89,803
3,432	Brinker International, Inc.	88,717
2,353	Capella Education Co.(a)	99,602
10,882	Career Education Corp.(a)	110,017
3,363	Cedar Fair LP	87,102
1,901	Coinstar, Inc.(a)	94,537
1,551	Dillard’s, Inc., Class A	68,632
1,001	Dollar Tree, Inc.(a)	84,895
2,465	Domino’s Pizza, Inc.(a)	80,482
1,750	DSW, Inc., Class A	87,447
3,560	Foot Locker, Inc.	93,414
3,496	GameStop Corp., Class A(a)	81,667
3,697	General Motors Co.(a)	88,802
1,384	Genesco, Inc.(a)	84,521
1,762	Group 1 Automotive, Inc.	93,985
5,329	hhgregg, Inc.(a)	54,249
1,460	ITT Educational Services, Inc.(a)	96,170
995	O’Reilly Automotive, Inc.(a)	81,102
2,113	Papa John’s International, Inc.(a)	81,858
1,340	Polaris Industries, Inc.	86,296
166	Priceline.com, Inc.(a)	87,894
552	Ralph Lauren Corp., Class A	83,904
1,760	Ross Stores, Inc.	89,443
3,912	Sally Beauty Holdings, Inc.(a)	80,665
3,098	Scholastic Corp.	91,422
4,776	Standard Motor Products, Inc.	98,815
12,327	Stein Mart, Inc.(a)	89,371
854	Strayer Education, Inc.	92,915
2,581	Sturm Ruger & Co., Inc.	102,337
1,280	TJX Cos., Inc. (The)	87,219
2,338	True Religion Apparel, Inc.(a)	84,729
608	VF Corp.	79,946
15,440	Wendy’s Co. (The)	72,414
24,256	Wet Seal, Inc. (The), Class A(a)	84,896
		3,724,444
	Consumer Staples - 6.7%
1,959	Andersons, Inc. (The)	79,437
1,575	Casey’s General Stores, Inc.	80,231
950	Costco Wholesale Corp.	78,157
1,414	Herbalife Ltd. (Cayman Islands)	81,842
3,393	Kroger Co. (The)	80,618
692	Lorillard, Inc.	74,314
900	Monster Beverage Corp.(a)	94,059
1,705	Nu Skin Enterprises, Inc., Class A	85,165
1,077	Philip Morris International, Inc.	80,527
10,696	SUPERVALU, Inc.	73,909
3,193	Susser Holdings Corp.(a)	76,153
3,906	Tyson Foods, Inc., Class A	72,808
1,706	Universal Corp.	76,565
14,596	Winn-Dixie Stores, Inc.(a)	137,932
		1,171,717
	Energy - 9.7%
1,095	Alliance Resource Partners LP	86,888
9,894	Alon USA Energy, Inc.	95,576
3,906	C&J Energy Services, Inc.(a)	65,035
831	Chevron Corp.	85,659
1,137	ConocoPhillips	77,555
4,423	CVR Energy, Inc.(a)	110,310
7,161	Delek US Holdings, Inc.	90,157
1,189	EV Energy Partner LP	79,330
5,016	Helix Energy Solutions Group, Inc.(a)	82,513
3,459	HollyFrontier Corp.	101,487
2,330	Marathon Petroleum Corp.	89,053
1,521	Murphy Oil Corp.	90,652
12,616	Parker Drilling Co.(a)	82,004
3,068	Stone Energy Corp.(a)	86,057
3,361	Tesoro Corp.(a)	84,126
3,717	Valero Energy Corp.	89,171
4,489	W&T Offshore, Inc.	97,007
6,714	Western Refining, Inc.	110,982
1,366	Williams Partners LP	85,225
		1,688,787
	Financials - 19.3%
3,459	1st Source Corp.	86,613
9,765	Advance America Cash Advance Centers, Inc.	76,850
1,926	Aflac, Inc.	92,891
2,208	American Financial Group, Inc.	80,967
1,078	American National Insurance Co.	78,532
3,483	AMERISAFE, Inc.(a)	85,612
3,098	AmTrust Financial Services, Inc.	80,331
2,073	Arch Capital Group Ltd.(a)	74,732
3,032	Aspen Insurance Holdings Ltd. (Bermuda)	80,530
2,076	Assurant, Inc.	82,210
2,925	CBOE Holdings, Inc.	74,851
4,277	Chemical Financial Corp.	96,788
3,275	Discover Financial Services	89,014
2,517	FBL Financial Group, Inc., Class A	87,441
7,154	First American Financial Corp.	106,022
9,226	First Midwest Bancorp, Inc.	100,379
19,998	GFI Group, Inc.	92,591
5,314	Interactive Brokers Group, Inc., Class A	80,348
7,948	Investment Technology Group, Inc.(a)	90,130
4,277	Lincoln National Corp.	92,127
2,858	MarketAxess Holdings, Inc.	88,741
2,377	Moody’s Corp.	88,496
568	National Western Life Insurance Co., Class A	82,053
6,573	Northwest Bancshares, Inc.	80,979
5,902	Ocwen Financial Corp.(a)	84,930
6,199	Oritani Financial Corp.	80,401
5,288	PHH Corp.(a)	61,288
1,049	ProAssurance Corp.	85,630

3,775	Protective Life Corp.	$94,413
20,377	Regions Financial Corp.	106,368
1,547	Reinsurance Group of America, Inc.	84,296
1,118	RLI Corp.	79,736
2,948	SCBT Financial Corp.	91,182
5,218	State Bank Financial Corp.(a)	83,436
9,148	Symetra Financial Corp.	84,344
53,328	Synovus Financial Corp.	92,791
15,863	TrustCo Bank Corp. NY	88,674
2,612	Validus Holdings Ltd.	83,767
5,101	Zions Bancorp.	85,901
		3,356,385
	Health Care - 11.3%
1,985	Aetna, Inc.	86,745
1,440	AMERIGROUP Corp.(a)	97,934
2,493	Bristol-Myers Squibb Co.	80,374
1,866	Cardinal Health, Inc.	80,294
1,838	CIGNA Corp.	82,398
2,113	Eli Lilly & Co.	83,971
2,626	Forest Laboratories, Inc.(a)	83,454
2,740	Health Net, Inc.(a)	103,408
4,522	HealthStream, Inc.(a)	84,019
1,982	Hi-Tech Pharmacal Co., Inc.(a)	77,258
948	Humana, Inc.	84,391
1,589	Magellan Health Services, Inc.(a)	77,575
985	McKesson Corp.	80,494
4,354	Medicines Co. (The)(a)	87,603
3,970	Molina Healthcare, Inc.(a)	121,522
5,161	Momenta Pharmaceuticals, Inc.(a)	80,976
12,470	PDL BioPharma, Inc.	79,683
1,817	Questcor Pharmaceuticals, Inc.(a)	64,376
1,722	UnitedHealth Group, Inc.	89,182
3,424	ViroPharma, Inc.(a)	102,001
1,186	Watson Pharmaceuticals, Inc.(a)	69,535
1,429	WellCare Health Plans, Inc.(a)	85,397
1,206	WellPoint, Inc.	77,570
		1,960,160
	Industrials - 8.4%
1,227	Alaska Air Group, Inc.(a)	93,412
4,449	Arkansas Best Corp.	80,616
14,241	CBIZ, Inc.(a)	89,291
1,421	Clean Harbors, Inc.(a)	90,162
1,190	Dollar Thrifty Automotive Group, Inc.(a)	87,643
4,210	Dycom Industries, Inc.(a)	89,968
3,425	Generac Holdings, Inc.(a)	99,531
3,943	ITT Corp.	85,721
3,005	KBR, Inc.	96,581
1,017	Lockheed Martin Corp.	83,719
874	National Presto Industries, Inc.	85,407
1,090	Norfolk Southern Corp.	78,698
32,979	Pendrell Corp.(a)	88,054
5,820	Primoris Services Corp.	92,596
2,397	Sauer-Danfoss, Inc.(a)	120,809
5,333	Sykes Enterprises, Inc.(a)	93,487
		1,455,695
	Information Technology - 14.0%
823	Alliance Data Systems Corp.(a)	91,188
210	Apple, Inc.(a)	95,861
8,535	Brightpoint, Inc.(a)	100,030
1,447	CACI International, Inc., Class A(a)	84,924
3,216	Cardtronics, Inc.(a)	82,169
2,568	Comtech Telecommunications Corp.	79,249
5,288	Dell, Inc.(a)	91,112
10,300	GT Advanced Technologies, Inc.(a)	88,786
3,769	Heartland Payment Systems, Inc.	90,456
1,929	IAC/InterActiveCorp.	83,082
9,081	InfoSpace, Inc.(a)	111,787
5,780	Insight Enterprises, Inc.(a)	106,699
3,312	Intel Corp.	87,503
4,100	Jabil Circuit, Inc.	92,906
1,838	Manhattan Associates, Inc.(a)	80,670
222	MasterCard, Inc., Class A	78,937
2,382	Novellus Systems, Inc.(a)	112,311
7,223	OmniVision Technologies, Inc.(a)	96,138
4,957	Seagate Technology PLC (Ireland)	104,791
1,646	Tech Data Corp.(a)	85,460
9,114	TeleNav, Inc.(a)	67,717
4,476	TNS, Inc.(a)	82,537
2,615	Tyler Technologies, Inc.(a)	91,865
3,547	Unisys Corp.(a)	74,381
3,410	Veeco Instruments, Inc.(a)	83,238
8,754	Vishay Intertechnology, Inc.(a)	107,499
11,273	XO Group, Inc.(a)	92,890
		2,444,186
	Materials - 3.9%
538	CF Industries Holdings, Inc.	95,430
1,052	Domtar Corp.	90,872
10,814	Horsehead Holding Corp.(a)	117,656
2,904	International Paper Co.	90,431
430	NewMarket Corp.	92,962
472	Terra Nitrogen Co. LP	89,718
2,054	W.R. Grace & Co.(a)	109,971
		687,040
	Telecommunication Services - 2.6%
8,693	General Communication, Inc., Class A(a)	90,494
10,591	Premiere Global Services, Inc.(a)	93,201
3,503	Telephone & Data Systems, Inc.	92,129
1,882	United States Cellular Corp.(a)	86,327
34,179	Vonage Holdings Corp.(a)	86,473
		448,624
	Utilities - 2.7%
4,045	CenterPoint Energy, Inc.	74,711
2,224	Cleco Corp.	88,426
1,344	Consolidated Edison, Inc.	79,242
1,980	Constellation Energy Group, Inc.	72,132
2,340	El Paso Electric Co.	81,432
3,522	NiSource, Inc.	80,055
		475,998
	Total Common Stocks and Other Equity Interests (Cost $15,996,447)	17,413,036

	Money Market Fund - 0.5%
85,069	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $85,069)	85,069

	Total Investments (Cost $16,081,516)(b)-100.5%	17,498,105
	Liabilities in excess of other assets-(0.5)%	(85,186)
	Net Assets-100.0%	$17,412,919

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $16,084,216. The net unrealized appreciation was $1,413,889, which consisted of aggregate gross unrealized appreciation of $1,841,072 and aggregate gross unrealized depreciation of $427,183.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.1%
32,128	AFC Enterprises, Inc.(a)	$541,357
10,001	Apollo Group, Inc., Class A(a)	524,152
64,769	Career Education Corp.(a)	654,815
109,509	DISH Network Corp., Class A(a)	3,057,491
34,078	Dollar Tree, Inc.(a)	2,890,155
267,765	Ford Motor Co.	3,325,641
8,687	ITT Educational Services, Inc.(a)	572,213
33,957	Knology, Inc.(a)	511,732
12,575	Papa John’s International, Inc.(a)	487,156
61,105	Ross Stores, Inc.	3,105,356
23,286	Sally Beauty Holdings, Inc.(a)	480,157
27,972	Standard Motor Products, Inc.	578,741
9,147	Tempur-Pedic International, Inc.(a)	610,196
8,831	Visteon Corp.(a)	423,888
		17,763,050
	Consumer Staples - 9.7%
13,101	Casey’s General Stores, Inc.	667,365
54,184	Costco Wholesale Corp.	4,457,718
11,761	Herbalife Ltd. (Cayman Islands)	680,727
28,223	Kroger Co. (The)	670,578
7,356	Monster Beverage Corp.(a)	768,776
61,395	Philip Morris International, Inc.	4,590,504
26,558	Susser Holdings Corp.(a)	633,408
9,840	Whole Foods Market, Inc.	728,455
		13,197,531
	Energy - 14.1%
66,799	CVR Energy, Inc.(a)	1,665,967
52,235	HollyFrontier Corp.	1,532,575
214,898	Marathon Oil Corp.	6,745,648
50,763	Tesoro Corp.(a)	1,270,598
261,957	Valero Energy Corp.	6,284,349
101,391	Western Refining, Inc.	1,675,993
		19,175,130
	Financials - 12.0%
25,855	ACE Ltd.	1,799,508
46,719	Advance America Cash Advance Centers, Inc.	367,678
42,990	Aflac, Inc.	2,073,408
9,918	Arch Capital Group Ltd.(a)	357,544
20,463	Chemical Financial Corp.	463,078
69,141	CNA Financial Corp.	1,903,452
73,116	Discover Financial Services	1,987,293
25,423	Interactive Brokers Group, Inc., Class A	384,396
14,754	IntercontinentalExchange, Inc.(a)	1,689,038
95,492	Lincoln National Corp.	2,056,898
4,917	ProAssurance Corp.	401,375
18,059	Protective Life Corp.	451,655
7,399	Reinsurance Group of America, Inc.	403,171
5,349	RLI Corp.	381,491
24,964	State Bank Financial Corp.(a)	399,174
43,763	Symetra Financial Corp.	403,495
75,894	TrustCo Bank Corp. NY	424,247
24,405	Zions Bancorp.	410,980
		16,357,881
	Health Care - 10.7%
60,324	Aetna, Inc.	2,636,159
6,821	AMERIGROUP Corp.(a)	463,896
35,094	Conceptus, Inc.(a)	434,464
12,981	Health Net, Inc.(a)	489,903
21,419	HealthStream, Inc.(a)	397,965
28,256	Humana, Inc.	2,515,349
7,529	Magellan Health Services, Inc.(a)	367,566
29,940	McKesson Corp.	2,446,697
18,523	Molina Healthcare, Inc.(a)	566,989
24,448	Momenta Pharmaceuticals, Inc.(a)	383,589
8,608	Questcor Pharmaceuticals, Inc.(a)	304,981
20,250	Triple-S Management Corp., Class B(a)	431,932
52,339	UnitedHealth Group, Inc.	2,710,637
6,771	WellCare Health Plans, Inc.(a)	404,635
		14,554,762
	Industrials - 10.5%
7,956	Alaska Air Group, Inc.(a)	605,690
28,849	Arkansas Best Corp.	522,744
25,566	ITT Corp.	555,805
47,932	L-3 Communications Holdings, Inc.	3,390,710
5,560	National Presto Industries, Inc.	543,323
56,788	Northrop Grumman Corp.	3,296,543
213,837	Pendrell Corp.(a)	570,945
37,736	Primoris Services Corp.	600,380
34,578	Sykes Enterprises, Inc.(a)	606,152
50,594	Towers Watson & Co., Class A	3,025,521
14,712	URS Corp.(a)	605,399
		14,323,212
	Information Technology - 19.3%
34,686	Alliance Data Systems Corp.(a)	3,843,209
71,390	Brightpoint, Inc.(a)	836,691
26,901	Cardtronics, Inc.(a)	687,320
21,481	Comtech Telecommunications Corp.	662,904
227,047	Dell, Inc.(a)	3,912,020
86,157	GT Advanced Technologies, Inc.(a)	742,673
16,135	IAC/InterActiveCorp.	694,934
75,960	InfoSpace, Inc.(a)	935,068
20,191	Liquidity Services, Inc.(a)	696,791
9,326	MasterCard, Inc., Class A	3,316,046
73,881	Motorola Solutions, Inc.	3,428,817
60,418	OmniVision Technologies, Inc.(a)	804,164
76,236	TeleNav, Inc.(a)	566,433
21,876	Tyler Technologies, Inc.(a)	768,504
29,668	Unisys Corp.(a)	622,138
36,269	Visa, Inc., Class A	3,650,112
		26,167,824
	Materials - 4.7%
24,486	CF Industries Holdings, Inc.	4,343,327
6,838	Domtar Corp.	590,666
69,243	Horsehead Holding Corp.(a)	753,364
13,353	W.R. Grace & Co.(a)	714,920
		6,402,277
	Telecommunication Services - 2.6%
40,630	AT&T, Inc.	1,194,928
14,826	Telephone & Data Systems, Inc.	389,924
7,965	United States Cellular Corp.(a)	365,355
31,504	Verizon Communications, Inc.	1,186,441

144,631	Vonage Holdings Corp.(a)	$365,916
		3,502,564
	Utilities - 3.3%
20,918	Ameren Corp.	661,846
53,813	Consolidated Edison, Inc.	3,172,814
30,872	NiSource, Inc.	701,721
		4,536,381
	Total Common Stocks (Cost $128,381,731)	135,980,612

	Money Market Fund - 0.1%
139,215	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $139,215)	139,215

	Total Investments (Cost $128,520,946)(b)-100.1%	136,119,827
	Liabilities in excess of other assets-(0.1)%	(141,555)
	Net Assets-100.0%	$135,978,272

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $128,523,746. The net unrealized appreciation was $7,596,081, which consisted of aggregate gross unrealized appreciation of $11,006,187 and aggregate gross unrealized depreciation of $3,410,106.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio (PWO)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.1%
11,815	AFC Enterprises, Inc.(a)	$199,083
17,163	Apollo Group, Inc., Class A(a)	899,513
10,757	Bravo Brio Restaurant Group, Inc.(a)	207,072
23,818	Career Education Corp.(a)	240,800
3,724	Churchill Downs, Inc.	208,358
32,217	DISH Network Corp., Class A(a)	899,499
10,025	Dollar Tree, Inc.(a)	850,220
12,487	Knology, Inc.(a)	188,179
4,624	Papa John’s International, Inc.(a)	179,134
17,977	Ross Stores, Inc.	913,591
9,241	Select Comfort Corp.(a)	231,764
2,432	Tractor Supply Co.	196,432
		5,213,645
	Consumer Staples - 2.3%
9,335	Casey’s General Stores, Inc.	475,525
8,110	Susser Holdings Corp.(a)	193,423
		668,948
	Energy - 1.5%
5,501	Alliance Holdings GP LP	294,304
6,787	BreitBurn Energy Partners LP	135,129
		429,433
	Financials - 5.8%
3,853	American National Insurance Co.	280,691
2,134	AMERISAFE, Inc.(a)	52,454
1,898	AmTrust Financial Services, Inc.	49,215
7,410	Arch Capital Group Ltd.(a)	267,130
2,621	Chemical Financial Corp.	59,313
3,796	Erie Indemnity Co., Class A	291,039
3,256	Interactive Brokers Group, Inc., Class A	49,231
1,751	MarketAxess Holdings, Inc.	54,369
1,806	SCBT Financial Corp.	55,860
1,986	Simmons First National Corp., Class A	54,714
3,198	State Bank Financial Corp.(a)	51,136
9,721	TrustCo Bank Corp. NY	54,340
741	World Acceptance Corp.(a)	47,217
18,234	Zions Bancorp.	307,061
		1,673,770
	Health Care - 11.1%
8,076	Alexion Pharmaceuticals, Inc.(a)	619,914
4,204	AmSurg Corp.(a)	108,253
9,680	Conceptus, Inc.(a)	119,838
5,908	HealthStream, Inc.(a)	109,771
2,590	Hi-Tech Pharmacal Co., Inc.(a)	100,958
1,248	Intuitive Surgical, Inc.(a)	573,968
2,077	Magellan Health Services, Inc.(a)	101,399
5,689	Medicines Co. (The)(a)	114,463
6,744	Momenta Pharmaceuticals, Inc.(a)	105,813
5,033	Myriad Genetics, Inc.(a)	119,081
5,760	Perrigo Co.	550,656
12,466	Questcor Pharmaceuticals, Inc.(a)	441,670
4,474	ViroPharma, Inc.(a)	133,281
		3,199,065
	Industrials - 4.7%
4,077	Arkansas Best Corp.	73,875
2,546	Ceradyne, Inc.(a)	84,247
9,228	Landstar System, Inc.	472,012
11,374	Lincoln Electric Holdings, Inc.	488,513
30,223	Pendrell Corp.(a)	80,696
5,334	Primoris Services Corp.	84,864
4,887	Sykes Enterprises, Inc.(a)	85,669
		1,369,876
	Information Technology - 55.1%
68,008	Activision Blizzard, Inc.	839,219
2,200	Apple, Inc.(a)	1,004,256
15,834	AsiaInfo-Linkage, Inc.(a)	185,733
7,632	Aspen Technology, Inc.(a)	137,452
16,683	Automatic Data Processing, Inc.	913,895
13,731	Brightpoint, Inc.(a)	160,927
11,895	Cadence Design Systems, Inc.(a)	125,611
5,174	Cardtronics, Inc.(a)	132,196
4,563	CEVA, Inc.(a)	123,247
2,761	CommVault Systems, Inc.(a)	129,767
4,132	Comtech Telecommunications Corp.	127,514
56,243	Dell, Inc.(a)	969,067
3,331	FEI Co.(a)	146,764
16,572	GT Advanced Technologies, Inc.(a)	142,851
20,518	IAC/InterActiveCorp.	883,710
14,610	InfoSpace, Inc.(a)	179,849
9,299	Insight Enterprises, Inc.(a)	171,660
35,232	Intel Corp.	930,829
16,226	Intuit, Inc.	915,795
3,104	IPG Photonics Corp.(a)	163,860
4,221	JDA Software Group, Inc.(a)	124,393
19,006	KLA-Tencor Corp.	971,777
3,884	Liquidity Services, Inc.(a)	134,037
6,977	LoopNet, Inc.(a)	111,772
2,898	Manhattan Associates, Inc.(a)	127,193
5,353	MKS Instruments, Inc.	161,393
3,398	MTS Systems Corp.	155,934
3,614	NETGEAR, Inc.(a)	143,909
10,269	NIC, Inc.	128,465
3,832	Novellus Systems, Inc.(a)	180,679
11,621	OmniVision Technologies, Inc.(a)	154,675
3,622	OPNET Technologies, Inc.	128,400
2,840	OSI Systems, Inc.(a)	152,593
52,721	Seagate Technology PLC (Ireland)	1,114,522
9,015	Silicon Graphics International Corp.(a)	122,965
4,767	Stamps.com, Inc.(a)	147,825
52,171	Symantec Corp.(a)	896,819
3,951	Synaptics, Inc.(a)	151,363
2,648	Tech Data Corp.(a)	137,484
14,663	TeleNav, Inc.(a)	108,946
13,250	TiVo, Inc.(a)	137,535
24,841	United Online, Inc.	141,097
25,398	VeriSign, Inc.(a)	941,250
26,597	Xilinx, Inc.	953,502
		15,912,730
	Materials - 0.7%
6,758	Horsehead Holding Corp.(a)	73,527
1,890	Sigma-Aldrich Corp.	128,596
		202,123

	Telecommunication Services - 0.7%
2,796	NTELOS Holdings Corp.	$63,833
3,248	SBA Communications Corp., Class A(a)	148,498
		212,331
	Total Common Stocks and Other Equity Interests (Cost $26,217,629)	28,881,921

	Money Market Fund - 0.3%
92,664	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,664)	92,664

	Total Investments (Cost $26,310,293)(b)-100.3%	28,974,585
	Liabilities in excess of other assets-(0.3)%	(88,464)
	Net Assets-100.0%	$28,886,121

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $26,311,118. The net unrealized appreciation was $2,663,467, which consisted of aggregate gross unrealized appreciation of $2,999,469 and aggregate gross unrealized depreciation of $336,002.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.0%
8,875	Aaron’s, Inc.	$236,164
7,176	Abercrombie & Fitch Co., Class A	329,665
5,724	Advance Auto Parts, Inc.	438,687
6,633	Aeropostale, Inc.(a)	108,582
7,323	Amazon.com, Inc.(a)	1,423,884
3,922	AMC Networks, Inc., Class A(a)	167,705
24,196	American Eagle Outfitters, Inc.	340,922
7,850	ANN, Inc.(a)	190,441
11,284	Apollo Group, Inc., Class A(a)	591,394
10,963	Asbury Automotive Group, Inc.(a)	251,162
6,098	Ascena Retail Group, Inc.(a)	215,686
7,826	Autoliv, Inc.	493,742
23,131	AutoNation, Inc.(a)	827,165
1,841	AutoZone, Inc.(a)	640,447
19,292	Barnes & Noble, Inc.(b)	232,854
16,953	Bed Bath & Beyond, Inc.(a)	1,029,047
75,519	Best Buy Co., Inc.	1,808,680
8,380	Big Lots, Inc.(a)	330,926
5,379	BorgWarner, Inc.(a)	401,435
18,685	Boyd Gaming Corp.(a)	163,867
12,406	Brinker International, Inc.	320,695
9,646	Brunswick Corp.	205,846
6,056	Cabela’s, Inc.(a)	157,940
15,691	Cablevision Systems Corp., Class A	228,304
9,047	Career Education Corp.(a)	91,465
15,050	CarMax, Inc.(a)	457,972
41,873	Carnival Corp.	1,264,565
83,786	CBS Corp., Class B	2,386,225
56,259	Charming Shoppes, Inc.(a)	279,045
14,516	Chico’s FAS, Inc.	166,063
8,094	Cinemark Holdings, Inc.	159,614
7,783	Coach, Inc.	545,199
10,780	Collective Brands, Inc.(a)	179,595
169,907	Comcast Corp., Class A	4,517,827
58,906	Comcast Corp. Special, Class A	1,501,514
7,415	Cooper Tire & Rubber Co.	111,670
5,785	Core-Mark Holding Co., Inc.	234,929
57,384	D.R. Horton, Inc.	798,785
22,486	Dana Holding Corp.(a)	333,917
12,725	Darden Restaurants, Inc.	583,696
2,975	DeVry, Inc.	112,336
44,020	Dex One Corp.(a)(b)	73,954
4,901	Dick’s Sporting Goods, Inc.	201,970
7,994	Dillard’s, Inc., Class A	353,735
42,621	DIRECTV, Class A(a)	1,918,371
5,897	Discovery Communications, Inc., Class A(a)	252,863
6,034	Discovery Communications, Inc., Class C(a)	234,421
24,569	DISH Network Corp., Class A	685,966
8,374	Dollar Tree, Inc.(a)	710,199
14,564	Domino’s Pizza, Inc.(a)	475,515
17,021	Exide Technologies(a)	56,169
11,223	Expedia, Inc.	363,289
10,341	Family Dollar Stores, Inc.	577,028
22,848	Foot Locker, Inc.	599,532
447,211	Ford Motor Co.	5,554,361
31,805	GameStop Corp., Class A(a)(b)	742,965
61,195	Gannett Co., Inc.	867,133
48,690	Gap, Inc. (The)	924,136
12,078	Garmin Ltd. (Switzerland)(b)	503,653
71,454	General Motors Co.(a)	1,716,325
5,707	Gentex Corp.	153,347
18,038	Genuine Parts Co.	1,150,464
86,064	Goodyear Tire & Rubber Co. (The)(a)	1,118,832
6,343	Group 1 Automotive, Inc.	338,336
37,926	H&R Block, Inc.	620,469
13,770	Hanesbrands, Inc.(a)	338,742
19,311	Harley-Davidson, Inc.	853,353
4,913	Harman International Industries, Inc.	207,329
9,658	Hasbro, Inc.	337,161
186,834	Home Depot, Inc. (The)	8,293,561
6,194	HSN, Inc.	221,064
3,591	Hyatt Hotels Corp., Class A(a)	153,048
30,396	International Game Technology	484,208
40,973	Interpublic Group of Cos., Inc. (The)	423,251
41,362	J.C. Penney Co., Inc.	1,718,591
9,596	Jack in the Box, Inc.(a)	203,435
10,187	Jarden Corp.	343,200
59,527	Johnson Controls, Inc.	1,891,173
23,057	Jones Group, Inc. (The)	210,510
17,518	KB Home(b)	158,012
33,145	Kohl’s Corp.	1,524,339
8,032	Lamar Advertising Co., Class A(a)	229,796
7,896	Las Vegas Sands Corp.	387,773
5,456	Lear Corp.	228,606
21,955	Leggett & Platt, Inc.	471,154
17,351	Liberty Global, Inc., Class A(a)	796,064
16,613	Liberty Global, Inc., Class C(a)	733,630
72,809	Liberty Interactive Corp., Class A(a)	1,246,490
4,824	Liberty Media Corp., Class A(a)	397,546
30,173	Limited Brands, Inc.	1,263,042
22,307	Live Nation Entertainment, Inc.(a)	229,316
43,686	Liz Claiborne, Inc.(a)(b)	406,280
7,487	LKQ Corp.(a)	244,076
157,991	Lowe’s Cos., Inc.	4,238,899
80,288	Macy’s, Inc.	2,704,903
19,731	Marriott International, Inc., Class A	679,733
1,958	Marriott Vacations Worldwide Corp.(a)	40,629
32,185	Mattel, Inc.	997,735
63,583	McDonald’s Corp.	6,297,896
26,152	McGraw-Hill Cos., Inc. (The)	1,202,992
7,121	MDC Holdings, Inc.	141,138
6,537	Men’s Wearhouse, Inc. (The)	225,461
6,880	Meritage Homes Corp.(a)	166,496
56,284	MGM Resorts International(a)	734,506
12,749	Mohawk Industries, Inc.(a)	779,729
900	Netflix, Inc.(a)	108,180
30,041	New York Times Co. (The), Class A(a)	223,805
35,436	Newell Rubbermaid, Inc.	654,503
147,493	News Corp., Class A	2,777,293
48,401	News Corp., Class B	942,367
14,695	NIKE, Inc., Class B	1,528,133
16,665	Nordstrom, Inc.	822,918

577	NVR, Inc.(a)	$400,005
155,519	Office Depot, Inc.(a)	424,567
28,995	OfficeMax, Inc.(a)	160,342
23,422	Omnicom Group, Inc.	1,068,277
7,874	O’Reilly Automotive, Inc.(a)	641,810
10,151	Penn National Gaming, Inc.(a)	415,582
12,183	Penske Automotive Group, Inc.	272,656
8,385	PetSmart, Inc.	446,250
5,090	Polaris Industries, Inc.	327,796
478	Priceline.com, Inc.(a)	253,091
76,708	PulteGroup, Inc.(a)	571,475
3,269	PVH Corp.	252,334
22,181	RadioShack Corp.	159,260
2,673	Ralph Lauren Corp.	406,296
27,227	Regal Entertainment Group, Class A(b)	338,976
11,174	Regis Corp.	191,522
13,119	Rent-A-Center, Inc.	443,685
11,992	Ross Stores, Inc.	609,433
16,291	Royal Caribbean Cruises Ltd.	442,789
36,568	Saks, Inc.(a)(b)	364,949
20,408	Sears Holdings Corp.(a)(b)	860,197
25,281	Service Corp. International	280,619
9,384	Signet Jewelers Ltd. (United Kingdom)	427,723
16,993	Sonic Automotive, Inc., Class A(b)	264,921
76,477	Staples, Inc.	1,118,859
25,881	Starbucks Corp.	1,240,476
11,219	Starwood Hotels & Resorts Worldwide, Inc.	608,519
25,997	SuperMedia, Inc.(a)(b)	74,871
88,033	Target Corp.	4,472,957
8,177	Tenneco, Inc.(a)	262,482
6,408	Tiffany & Co.	408,830
32,465	Time Warner Cable, Inc.	2,393,320
164,205	Time Warner, Inc.	6,085,437
26,373	TJX Cos., Inc. (The)	1,797,056
11,536	Toll Brothers, Inc.(a)	251,600
3,811	Tractor Supply Co.	307,814
11,223	TripAdvisor, Inc.(a)	369,349
17,113	TRW Automotive Holdings Corp.(a)	642,080
3,989	Tupperware Brands Corp.	250,669
4,644	Urban Outfitters, Inc.(a)	123,066
9,766	VF Corp.	1,284,131
40,220	Viacom, Inc., Class B	1,891,949
28,859	Virgin Media, Inc.	687,999
125,907	Walt Disney Co. (The)	4,897,782
3,223	Warnaco Group, Inc. (The)(a)	187,740
53,730	Wendy’s Co. (The)	251,994
14,598	Whirlpool Corp.	792,963
8,352	Williams-Sonoma, Inc.	299,503
14,798	Wyndham Worldwide Corp.	588,368
2,615	Wynn Resorts Ltd.	301,326
22,111	Yum! Brands, Inc.	1,400,290
		137,330,741
	Consumer Staples - 11.4%
343,901	Altria Group, Inc.	9,766,788
96,814	Archer-Daniels-Midland Co.	2,771,785
37,815	Avon Products, Inc.	671,973
17,070	Beam, Inc.	892,932
6,725	Brown-Forman Corp., Class B	546,137
27,291	Bunge Ltd.	1,562,956
22,861	Campbell Soup Co.	724,694
5,827	Casey’s General Stores, Inc.	296,827
9,075	Central European Distribution Corp.(a)(b)	37,207
11,525	Chiquita Brands International, Inc.(a)	101,305
6,684	Church & Dwight Co., Inc.	303,253
10,226	Clorox Co. (The)	702,117
125,180	Coca-Cola Co. (The)	8,453,405
52,503	Coca-Cola Enterprises, Inc.	1,406,555
29,681	Colgate-Palmolive Co.	2,692,660
60,120	ConAgra Foods, Inc.	1,603,400
24,707	Constellation Brands, Inc., Class A(a)	516,376
6,410	Corn Products International, Inc.	355,691
49,026	Costco Wholesale Corp.	4,033,369
166,448	CVS Caremark Corp.	6,949,204
137,021	Dean Foods Co.(a)	1,474,346
13,162	Dole Food Co., Inc.(a)(b)	126,355
21,329	Dr Pepper Snapple Group, Inc.	827,992
7,430	Energizer Holdings, Inc.(a)	573,002
8,620	Estee Lauder Cos., Inc. (The), Class A	499,357
11,443	Flowers Foods, Inc.	221,422
6,689	Fresh Del Monte Produce, Inc.	163,747
52,748	General Mills, Inc.	2,100,953
27,441	H.J. Heinz Co.	1,422,816
4,809	Herbalife Ltd. (Cayman Islands)	278,345
10,694	Hershey Co. (The)	653,189
16,273	Hormel Foods Corp.	468,337
9,833	J.M. Smucker Co. (The)	774,644
21,941	Kellogg Co.	1,086,518
41,537	Kimberly-Clark Corp.	2,972,388
182,805	Kraft Foods, Inc., Class A	7,001,431
152,071	Kroger Co. (The)	3,613,207
19,384	Lorillard, Inc.	2,081,648
8,807	McCormick & Co., Inc.	445,106
7,567	Mead Johnson Nutrition Co.	560,639
16,220	Molson Coors Brewing Co., Class B	695,676
5,121	Nash Finch Co.	149,584
18,798	Pantry, Inc. (The)(a)	226,328
105,621	PepsiCo, Inc.	6,936,131
87,704	Philip Morris International, Inc.	6,557,628
236,572	Procter & Gamble Co. (The)	14,913,499
6,655	Ralcorp Holdings, Inc.(a)	581,980
48,385	Reynolds American, Inc.	1,898,144
438,217	Rite Aid Corp.(a)	609,122
5,343	Ruddick Corp.	215,537
104,358	Safeway, Inc.	2,293,789
70,841	Sara Lee Corp.	1,356,605
34,052	Smithfield Foods, Inc.(a)	760,381
223,925	SUPERVALU, Inc.(b)	1,547,322
88,255	Sysco Corp.	2,657,358
62,534	Tyson Foods, Inc., Class A	1,165,634
4,978	United Natural Foods, Inc.(a)	219,281
5,331	Universal Corp.	239,255
91,637	Walgreen Co.	3,057,010
369,356	Wal-Mart Stores, Inc.	22,663,684
10,584	Whole Foods Market, Inc.	783,533
58,477	Winn-Dixie Stores, Inc.(a)	552,608
		141,814,165
	Energy - 11.1%
10,588	Alpha Natural Resources, Inc.(a)	213,031
31,114	Anadarko Petroleum Corp.	2,511,522
18,330	Apache Corp.	1,812,470
11,168	Arch Coal, Inc.	161,154
3,934	Atwood Oceanics, Inc.(a)	180,885
25,625	Baker Hughes, Inc.	1,258,956
3,817	Bristow Group, Inc.	187,262

9,436	Cabot Oil & Gas Corp.	$301,008
11,125	Cameron International Corp.(a)	591,850
49,299	Chesapeake Energy Corp.	1,041,688
230,853	Chevron Corp.	23,796,327
2,623	Cimarex Energy Co.	153,131
226,673	ConocoPhillips	15,461,365
10,987	CONSOL Energy, Inc.	392,675
4,787	Copano Energy LLC	162,327
8,413	CVR Energy, Inc.(a)	209,820
12,188	Denbury Resources, Inc.(a)	229,866
27,430	Devon Energy Corp.	1,750,308
8,560	Diamond Offshore Drilling, Inc.(b)	533,288
4,479	Dresser-Rand Group, Inc.(a)	229,459
39,988	El Paso Corp.	1,074,478
5,175	Energen Corp.	249,280
11,000	EOG Resources, Inc.	1,167,540
7,893	EQT Corp.	398,754
17,221	Exterran Holdings, Inc.(a)	159,811
460,404	Exxon Mobil Corp.	38,554,231
7,776	FMC Technologies, Inc.(a)	397,431
7,650	Forest Oil Corp.(a)	99,450
347	General Maritime Corp.(a)	7
47,774	Halliburton Co.	1,757,128
20,247	Helix Energy Solutions Group, Inc.(a)	333,063
5,699	Helmerich & Payne, Inc.	351,685
36,641	Hess Corp.	2,062,888
15,812	HollyFrontier Corp.	463,924
12,372	Key Energy Services, Inc.(a)	179,147
6,913	Linn Energy LLC	257,855
108,151	Marathon Oil Corp.	3,394,860
54,144	Marathon Petroleum Corp.	2,069,384
20,756	McDermott International, Inc.(a)	252,393
21,191	Murphy Oil Corp.	1,262,984
34,436	Nabors Industries Ltd. (Bermuda)(a)	641,198
19,800	National Oilwell Varco, Inc.	1,464,804
7,196	Newfield Exploration Co.(a)	272,081
18,981	Noble Corp. (Switzerland)	661,298
8,567	Noble Energy, Inc.	862,440
47,631	Occidental Petroleum Corp.	4,752,145
287	Ocean RIG Udw, Inc. (Marshall Islands)(a)	4,380
5,733	Oceaneering International, Inc.	278,567
3,934	Oil States International, Inc.(a)	313,501
8,178	Overseas Shipholding Group, Inc.(b)	103,942
14,256	Patterson-UTI Energy, Inc.	269,011
11,756	Peabody Energy Corp.	400,762
4,323	Pioneer Natural Resources Co.	429,274
11,846	Plains Exploration & Production Co.(a)	446,831
10,942	QEP Resources, Inc.	313,379
4,813	Range Resources Corp.	276,844
9,036	Rowan Cos., Inc.(a)	307,314
54,085	Schlumberger Ltd.	4,065,569
3,093	SEACOR Holdings, Inc.(a)	283,102
9,039	Ship Finance International Ltd. (Bermuda)(b)	101,508
2,442	SM Energy Co.	177,240
13,281	Southern Union Co.	575,997
10,373	Southwestern Energy Co.(a)	323,015
65,413	Spectra Energy Corp.	2,059,855
43,999	Sunoco, Inc.	1,687,802
5,181	Superior Energy Services, Inc.(a)	147,710
8,780	Targa Resources Corp.	363,843
9,166	Teekay Corp. (Bahamas)	251,332
45,690	Tesoro Corp.(a)	1,143,621
4,897	Tidewater, Inc.	263,703
3,788	Ultra Petroleum Corp.(a)	91,026
4,905	Unit Corp.(a)	221,951
30,173	USEC, Inc.(a)(b)	57,630
182,209	Valero Energy Corp.	4,371,194
63,954	Weatherford International Ltd. (Switzerland)(a)	1,070,590
14,639	Western Refining, Inc.	241,983
4,675	Whiting Petroleum Corp.(a)	234,171
52,967	Williams Cos., Inc. (The)	1,526,509
11,732	World Fuel Services Corp.	532,398
17,651	WPX Energy, Inc.(a)	290,889
		137,545,094
	Financials - 18.1%
38,215	ACE Ltd.	2,659,764
2,070	Affiliated Managers Group, Inc.(a)	208,056
32,349	Aflac, Inc.	1,560,192
3,112	Alexandria Real Estate Equities, Inc. REIT	225,340
544	Alleghany Corp.(a)	157,406
7,095	Allied World Assurance Co. Holdings AG (Switzerland)	436,555
113,283	Allstate Corp. (The)	3,268,215
7,535	Alterra Capital Holdings Ltd. (Bermuda)	182,121
105,843	American Express Co.	5,306,968
8,039	American Financial Group, Inc.	294,790
19,254	American International Group, Inc.(a)	483,468
8,933	American Tower Corp., Class A REIT	567,335
16,947	Ameriprise Financial, Inc.	907,512
79,259	Annaly Capital Management, Inc. REIT	1,334,722
18,578	Aon Corp.	899,733
21,447	Apartment Investment & Management Co., Class A REIT	526,738
19,461	Arch Capital Group Ltd.(a)	701,569
9,471	Arthur J. Gallagher & Co.	315,763
11,804	Aspen Insurance Holdings Ltd. (Bermuda)	313,514
29,728	Associated Banc-Corp.	370,411
19,299	Assurant, Inc.	764,240
15,293	Assured Guaranty Ltd. (Bermuda)	237,194
17,139	Astoria Financial Corp.	142,768
4,465	AvalonBay Communities, Inc. REIT	607,285
17,290	Axis Capital Holdings Ltd. (Bermuda)	532,186
13,996	BancorpSouth, Inc.	157,175
2,138,834	Bank of America Corp.	15,249,886
5,207	Bank of Hawaii Corp.	238,064
117,660	Bank of New York Mellon Corp. (The)	2,368,496
101,985	BB&T Corp.	2,772,972
177,754	Berkshire Hathaway, Inc., Class B(a)	13,930,581
11,055	BioMed Realty Trust, Inc. REIT	205,291
4,891	BlackRock, Inc.	890,162
10,056	Boston Properties, Inc. REIT	1,046,327
25,079	Brandywine Realty Trust REIT	266,841
4,299	BRE Properties, Inc. REIT	222,774
8,052	Brown & Brown, Inc.	183,425
5,432	Camden Property Trust REIT	350,364
68,697	Capital One Financial Corp.	3,142,888
57,567	CapitalSource, Inc.	397,788
17,234	CBL & Associates Properties, Inc. REIT	299,355
14,966	CBRE Group, Inc., Class A(a)	288,844
71,296	Charles Schwab Corp. (The)	830,598
46,373	Chimera Investment Corp. REIT	140,974
40,831	Chubb Corp. (The)	2,752,418

25,754	Cincinnati Financial Corp.	$841,641
16,792	CIT Group, Inc.(a)	640,447
491,051	Citigroup, Inc.	15,085,087
4,778	City National Corp.	219,215
4,971	CME Group, Inc.	1,190,604
89,011	CNO Financial Group, Inc.(a)	598,154
11,817	Colonial Properties Trust REIT	252,647
25,836	Comerica, Inc.	714,882
8,234	Commerce Bancshares, Inc.	319,644
13,607	CommonWealth REIT	267,650
4,926	Corporate Office Properties Trust REIT	119,357
5,132	Cullen/Frost Bankers, Inc.	285,698
30,387	DCT Industrial Trust, Inc. REIT	167,736
34,650	DDR Corp. REIT	480,249
5,360	Delphi Financial Group, Inc., Class A	238,574
2,919	Digital Realty Trust, Inc. REIT	206,840
56,426	Discover Financial Services	1,533,659
8,805	Douglas Emmett, Inc. REIT	184,113
34,829	Duke Realty Corp. REIT	466,360
31,043	E*TRADE Financial Corp.(a)	254,242
8,911	East West Bancorp, Inc.	195,686
6,596	Eaton Vance Corp.	169,451
6,835	Endurance Specialty Holdings Ltd. (Bermuda)	255,629
3,605	Entertainment Properties Trust REIT	160,314
19,576	Equity Residential REIT	1,165,751
2,321	Erie Indemnity Co., Class A	177,951
1,740	Essex Property Trust, Inc. REIT	250,560
7,685	Everest Re Group Ltd.	656,299
15,948	F.N.B. Corp.	186,911
3,574	Federal Realty Investment Trust REIT	337,600
12,796	Federated Investors, Inc., Class B(b)	218,556
92,606	Fidelity National Financial, Inc., Class A	1,684,503
110,834	Fifth Third Bancorp	1,441,950
44,411	First Horizon National Corp.	387,708
29,357	First Niagara Financial Group, Inc.	280,946
13,793	FirstMerit Corp.	216,412
8,433	Franklin Resources, Inc.	894,741
25,023	Fulton Financial Corp.	232,464
21,824	General Growth Properties, Inc. REIT	344,383
113,637	Genworth Financial, Inc., Class A(a)	876,141
53,716	Goldman Sachs Group, Inc. (The)	5,987,722
9,810	Hancock Holding Co.	325,692
6,234	Hanover Insurance Group, Inc. (The)	226,668
107,484	Hartford Financial Services Group, Inc. (The)	1,883,120
5,779	Hatteras Financial Corp. REIT	160,425
12,235	HCC Insurance Holdings, Inc.	339,644
18,722	HCP, Inc. REIT	786,886
7,628	Health Care REIT, Inc.	436,398
6,698	Highwoods Properties, Inc. REIT	221,637
3,146	Home Properties, Inc. REIT	187,439
24,487	Hospitality Properties Trust REIT	593,320
54,699	Host Hotels & Resorts, Inc. REIT	898,158
69,317	Hudson City Bancorp, Inc.	466,503
110,432	Huntington Bancshares, Inc.	630,567
16,508	Interactive Brokers Group, Inc., Class A	249,601
2,062	IntercontinentalExchange, Inc.(a)	236,058
31,934	Invesco Ltd.(c)	720,750
43,858	iStar Financial, Inc. REIT(a)(b)	306,129
8,045	Jefferies Group, Inc.(b)	122,364
2,342	Jones Lang LaSalle, Inc.	184,456
505,376	JPMorgan Chase & Co.	18,850,525
11,915	Kemper Corp.	354,710
155,834	KeyCorp	1,210,830
4,853	Kilroy Realty Corp. REIT	202,030
31,913	Kimco Realty Corp. REIT	582,412
14,544	Knight Capital Group, Inc., Class A(a)	188,927
20,183	Legg Mason, Inc.	514,061
7,007	Leucadia National Corp.	194,514
19,695	Lexington Realty Trust REIT(b)	169,377
13,685	Liberty Property Trust REIT	455,574
45,985	Lincoln National Corp.	990,517
52,248	Loews Corp.	1,949,373
13,398	M&T Bank Corp.	1,068,356
8,324	Macerich Co. (The) REIT	451,993
10,952	Mack-Cali Realty Corp. REIT	314,980
936	Markel Corp.(a)	377,274
46,300	Marsh & McLennan Cos., Inc.	1,462,617
19,835	MBIA, Inc.(a)(b)	244,367
4,643	Mercury General Corp.	202,899
73,969	MetLife, Inc.	2,613,325
30,302	MFA Financial, Inc. REIT	222,417
20,657	MGIC Investment Corp.(a)	78,290
13,724	Montpelier Re Holdings Ltd. (Bermuda)	238,386
11,393	Moody’s Corp.	424,161
212,716	Morgan Stanley	3,967,153
6,028	MSCI, Inc., Class A(a)	196,392
20,106	NASDAQ OMX Group, Inc. (The)(a)	498,227
6,552	National Retail Properties, Inc. REIT	176,970
48,619	New York Community Bancorp, Inc.	616,975
21,041	Northern Trust Corp.	867,100
22,967	NYSE Euronext	610,004
42,334	Old Republic International Corp.	418,260
9,883	PartnerRe Ltd.	646,546
11,475	Pennsylvania REIT	140,913
43,019	People’s United Financial, Inc.	530,424
20,896	PHH Corp.(a)	242,185
64,789	Phoenix Cos., Inc. (The)(a)	133,465
8,509	Piedmont Office Realty Trust, Inc., Class A REIT	157,587
5,465	Platinum Underwriters Holdings Ltd. (Bermuda)	187,176
13,990	Plum Creek Timber Co., Inc. REIT	542,532
57,873	PNC Financial Services Group, Inc.	3,409,877
182,928	Popular, Inc.(a)	287,197
7,631	Potlatch Corp. REIT	232,898
10,464	Primerica, Inc.	256,368
35,345	Principal Financial Group, Inc.	965,272
3,330	ProAssurance Corp.	271,828
73,524	Progressive Corp. (The)	1,491,067
43,723	ProLogis, Inc. REIT	1,386,456
14,196	Protective Life Corp.	355,042
56,645	Prudential Financial, Inc.	3,242,360
5,688	Public Storage REIT	789,836
9,532	Raymond James Financial, Inc.	333,620
9,253	Rayonier, Inc. REIT	423,140
5,606	Realty Income Corp. REIT	204,058
16,180	Redwood Trust, Inc. REIT	190,115
6,739	Regency Centers Corp. REIT	278,455
269,700	Regions Financial Corp.	1,407,834
8,693	Reinsurance Group of America, Inc.	473,682
6,019	RenaissanceRe Holdings Ltd. (Bermuda)	440,049
2,760	RLI Corp.	196,843

819	Rouse Properties, Inc. REIT(a)	$10,123
7,687	SEI Investments Co.	141,210
9,672	Selective Insurance Group, Inc.	173,903
8,397	Senior Housing Properties Trust REIT	190,444
12,985	Simon Property Group, Inc. REIT	1,764,142
5,771	SL Green Realty Corp. REIT	424,342
59,438	SLM Corp.	888,598
6,831	StanCorp Financial Group, Inc.	264,086
48,005	State Street Corp.	1,880,836
15,070	Sunstone Hotel Investors, Inc. REIT(a)	140,000
89,637	SunTrust Banks, Inc.	1,843,833
22,170	Susquehanna Bancshares, Inc.	202,634
3,311	SVB Financial Group(a)	192,170
219,495	Synovus Financial Corp.	381,921
10,748	T. Rowe Price Group, Inc.	621,664
19,653	TCF Financial Corp.	197,316
25,668	TD Ameritrade Holding Corp.	413,511
13,473	Torchmark Corp.	615,312
9,156	Transatlantic Holdings, Inc.	507,700
83,220	Travelers Cos., Inc. (The)	4,851,726
8,036	Trustmark Corp.	189,408
210,835	U.S. Bancorp	5,949,764
13,794	UDR, Inc. REIT	358,920
14,511	Umpqua Holdings Corp.	176,599
42,966	Unum Group	980,914
11,438	Validus Holdings Ltd.	366,817
20,718	Valley National Bancorp(b)	246,959
13,179	Ventas, Inc. REIT	768,467
12,641	Vornado Realty Trust REIT	1,022,404
19,383	W.R. Berkley Corp.	664,255
5,148	Washington REIT	153,410
13,095	Washington Federal, Inc.	206,377
9,715	Webster Financial Corp.	205,958
13,456	Weingarten Realty Investors REIT	326,577
537,038	Wells Fargo & Co.	15,686,880
62,224	Weyerhaeuser Co. REIT	1,245,724
1,269	White Mountains Insurance Group Ltd.	572,624
13,270	Willis Group Holdings PLC (Ireland)	515,805
51,287	XL Group PLC (Ireland)	1,039,587
30,767	Zions Bancorp.	518,116
		224,734,217
	Health Care - 11.3%
126,764	Abbott Laboratories	6,864,271
50,906	Aetna, Inc.	2,224,592
14,992	Agilent Technologies, Inc.	636,710
7,831	Alere, Inc.(a)	189,119
8,330	Allergan, Inc.	732,290
4,845	AMERIGROUP Corp.(a)	329,508
70,800	AmerisourceBergen Corp.	2,759,076
76,816	Amgen, Inc.	5,216,575
36,546	Baxter International, Inc.	2,027,572
15,476	Becton, Dickinson and Co.	1,213,473
14,220	Biogen Idec, Inc.(a)	1,676,822
247,710	Boston Scientific Corp.(a)	1,476,352
202,700	Bristol-Myers Squibb Co.	6,535,048
7,187	Brookdale Senior Living, Inc.(a)	126,491
3,937	C.R. Bard, Inc.	364,251
93,293	Cardinal Health, Inc.	4,014,398
24,707	CareFusion Corp.(a)	591,733
9,350	Celgene Corp.(a)	679,745
6,240	Centene Corp.(a)	282,048
5,467	Cerner Corp.(a)	332,886
6,072	Charles River Laboratories International, Inc.(a)	205,051
29,466	CIGNA Corp.	1,320,961
17,922	Community Health Systems, Inc.(a)	335,141
2,645	Cooper Cos., Inc. (The)	190,810
4,296	Covance, Inc.(a)	188,208
30,736	Coventry Health Care, Inc.(a)	924,232
30,600	Covidien PLC (Ireland)	1,575,900
7,903	DaVita, Inc.(a)	646,544
7,249	DENTSPLY International, Inc.	273,577
2,285	Edwards Lifesciences Corp.(a)	188,901
136,585	Eli Lilly & Co.	5,427,888
7,173	Endo Pharmaceuticals Holdings, Inc.(a)	266,620
25,619	Express Scripts, Inc.(a)	1,310,668
22,753	Forest Laboratories, Inc.(a)	723,090
35,659	Gilead Sciences, Inc.(a)	1,741,586
31,758	Health Management Associates, Inc., Class A(a)	203,569
28,525	Health Net, Inc.(a)	1,076,534
7,421	Henry Schein, Inc.(a)	526,075
5,610	Hill-Rom Holdings, Inc.	185,186
17,041	Hologic, Inc.(a)	347,466
9,282	Hospira, Inc.(a)	319,858
27,553	Humana, Inc.	2,452,768
819	Intuitive Surgical, Inc.(a)	376,666
226,472	Johnson & Johnson	14,926,770
10,403	Kindred Healthcare, Inc.(a)	127,645
6,398	Laboratory Corp. of America Holdings(a)	584,713
9,217	Life Technologies Corp.(a)	446,379
8,941	LifePoint Hospitals, Inc.(a)	359,339
8,422	Lincare Holdings, Inc.	216,361
4,413	Magellan Health Services, Inc.(a)	215,443
52,157	McKesson Corp.	4,262,270
49,335	Medco Health Solutions, Inc.(a)	3,059,757
2,814	Mednax, Inc.(a)	200,413
75,605	Medtronic, Inc.	2,916,085
299,604	Merck & Co., Inc.	11,462,849
1,198	Mettler-Toledo International, Inc.(a)	210,249
14,657	Mylan, Inc.(a)	304,133
18,914	Omnicare, Inc.	620,947
10,221	Owens & Minor, Inc.	310,821
7,391	Patterson Cos., Inc.	238,064
9,056	PerkinElmer, Inc.	217,163
2,520	Perrigo Co.	240,912
1,006,975	Pfizer, Inc.	21,549,265
14,638	Quest Diagnostics, Inc.	850,175
16,723	St. Jude Medical, Inc.	697,516
5,100	STERIS Corp.	153,408
13,670	Stryker Corp.	757,728
4,737	Teleflex, Inc.	289,857
81,718	Tenet Healthcare Corp.(a)	432,288
30,893	Thermo Fisher Scientific, Inc.(a)	1,634,240
134,217	UnitedHealth Group, Inc.	6,951,098
9,381	Universal American Corp.	103,097
8,212	Universal Health Services, Inc., Class B	339,073
4,254	Varian Medical Systems, Inc.(a)	280,211
6,904	VCA Antech, Inc.(a)	154,512
3,069	Waters Corp.(a)	265,683
6,188	Watson Pharmaceuticals, Inc.(a)	362,802
85,134	WellPoint, Inc.	5,475,819
15,472	Zimmer Holdings, Inc.	939,924
		141,237,268

	Industrials - 11.3%
50,498	3M Co.	$4,378,682
3,123	Acuity Brands, Inc.	181,852
15,131	AECOM Technology Corp.(a)	346,349
13,183	AerCap Holdings NV (Netherlands)(a)	164,656
10,459	AGCO Corp.(a)	532,677
5,679	Alaska Air Group, Inc.(a)	432,342
5,092	Alexander & Baldwin, Inc.	240,852
5,093	Alliant Techsystems, Inc.	302,575
1,950	AMERCO	188,604
6,744	AMETEK, Inc.	316,968
2,481	Atlas Air Worldwide Holdings, Inc.(a)	118,182
15,345	Avery Dennison Corp.	416,617
48,365	Avis Budget Group, Inc.(a)	694,038
6,977	BE Aerospace, Inc.(a)	294,429
67,489	Boeing Co. (The)	5,006,334
4,558	Brady Corp., Class A	147,542
9,594	Briggs & Stratton Corp.	149,762
6,576	Brink’s Co. (The)	185,377
7,660	C.H. Robinson Worldwide, Inc.	527,314
5,688	Carlisle Cos., Inc.	271,488
42,008	Caterpillar, Inc.	4,583,913
17,014	Cintas Corp.	630,369
8,886	Con-way, Inc.	282,042
11,474	Cooper Industries PLC (Ireland)	678,343
10,063	Corrections Corp. of America(a)	236,782
12,115	Covanta Holding Corp.	173,123
5,192	Crane Co.	249,216
72,624	CSX Corp.	1,637,671
9,325	Cummins, Inc.	969,800
4,366	Curtiss-Wright Corp.	163,114
30,300	Danaher Corp.	1,591,053
25,794	Deere & Co.	2,222,153
133,528	Delta Air Lines, Inc.(a)	1,408,720
7,798	Deluxe Corp.	199,395
4,924	Dollar Thrifty Automotive Group, Inc.(a)	362,653
3,460	Donaldson Co., Inc.	250,158
14,071	Dover Corp.	892,242
40,069	DryShips, Inc. (Greece)(a)	88,953
2,505	Dun & Bradstreet Corp. (The)	207,439
13,487	Eaton Corp.	661,268
12,045	EMCOR Group, Inc.	347,257
53,747	Emerson Electric Co.	2,761,521
4,733	EnerSys(a)	137,162
7,768	Equifax, Inc.	302,719
2,914	Esterline Technologies Corp.(a)	178,191
15,306	Exelis, Inc.	152,907
8,251	Expeditors International of Washington, Inc.	368,407
11,378	Fastenal Co.(b)	531,125
32,373	FedEx Corp.	2,961,806
2,748	Flowserve Corp.	302,747
14,205	Fluor Corp.	798,889
17,061	Fortune Brands Home & Security, Inc.(a)	316,823
10,264	Foster Wheeler AG (Switzerland)(a)	230,529
5,316	FTI Consulting, Inc.(a)	227,631
2,241	Gardner Denver, Inc.	167,179
7,076	GATX Corp.	303,843
8,368	General Cable Corp.(a)	258,236
40,519	General Dynamics Corp.	2,802,294
1,367,287	General Electric Co.	25,581,940
8,176	Goodrich Corp.	1,019,956
6,760	Granite Construction, Inc.	180,019
11,111	Harsco Corp.	246,998
85,036	Hertz Global Holdings, Inc.(a)	1,156,490
6,239	HNI Corp.	169,264
61,815	Honeywell International, Inc.	3,587,743
4,396	Hubbell, Inc., Class B	316,336
7,357	Huntington Ingalls Industries, Inc.(a)	277,212
41,693	Illinois Tool Works, Inc.	2,210,980
27,306	Ingersoll-Rand PLC (Ireland)	954,072
17,325	Iron Mountain, Inc.	533,957
7,640	ITT Corp.	166,094
5,692	J.B. Hunt Transport Services, Inc.	290,690
15,249	Jacobs Engineering Group, Inc.(a)	682,545
40,536	JetBlue Airways Corp.(a)	240,378
3,917	Joy Global, Inc.	355,233
6,097	Kansas City Southern(a)	418,498
16,793	KBR, Inc.	539,727
10,011	Kelly Services, Inc., Class A	161,778
6,274	Kennametal, Inc.	270,472
3,499	Kirby Corp.(a)	233,628
16,506	L-3 Communications Holdings, Inc.	1,167,634
4,845	Lennox International, Inc.	175,389
6,272	Lincoln Electric Holdings, Inc.	269,382
45,637	Lockheed Martin Corp.	3,756,838
12,211	Manitowoc Co., Inc. (The)	164,116
14,370	Manpower, Inc.	576,381
82,791	Masco Corp.	999,287
13,477	Meritor, Inc.(a)	84,636
4,853	Mueller Industries, Inc.	214,551
13,415	Navistar International Corp.(a)	580,735
7,806	Nielsen Holdings NV (Netherlands)(a)	226,218
31,712	Norfolk Southern Corp.	2,289,606
44,428	Northrop Grumman Corp.	2,579,045
12,532	Oshkosh Corp.(a)	304,277
16,891	Owens Corning(a)	570,071
33,640	PACCAR, Inc.	1,486,888
5,574	Pall Corp.	332,656
11,464	Parker Hannifin Corp.	924,916
9,883	Pentair, Inc.	363,892
34,242	Pitney Bowes, Inc.(b)	649,571
5,428	Precision Castparts Corp.	888,455
17,535	Quanta Services, Inc.(a)	378,756
55,098	R.R. Donnelley & Sons Co.(b)	625,913
47,661	Raytheon Co.	2,287,251
2,584	Regal-Beloit Corp.	146,694
29,022	Republic Airways Holdings, Inc.(a)(b)	159,911
31,425	Republic Services, Inc.	920,124
10,533	Robert Half International, Inc.	291,659
7,112	Rockwell Automation, Inc.	553,811
9,058	Rockwell Collins, Inc.	524,368
4,274	Roper Industries, Inc.	399,149
12,134	Ryder System, Inc.	682,902
11,353	Shaw Group, Inc. (The)(a)	308,120
16,116	SkyWest, Inc.	206,285
5,202	Snap-On, Inc.	293,965
78,648	Southwest Airlines Co.	753,448
10,617	Spirit Aerosystems Holdings, Inc., Class A(a)	241,431
5,275	SPX Corp.	367,298
10,965	Stanley Black & Decker, Inc.	769,524
1,928	Stericycle, Inc.(a)	161,991
3,430	Teledyne Technologies, Inc.(a)	194,687

17,413	Terex Corp.(a)	$344,777
37,706	Textron, Inc.	960,749
4,986	Thomas & Betts Corp.(a)	355,951
8,748	Timken Co. (The)	427,165
10,393	Trinity Industries, Inc.	326,964
9,451	Tutor Perini Corp.(a)	143,561
56,488	Tyco International Ltd. (Switzerland)	2,878,064
29,310	Union Pacific Corp.	3,350,426
74,216	United Continental Holdings, Inc.(a)(b)	1,714,390
53,314	United Parcel Service, Inc., Class B	4,033,204
13,048	United Rentals, Inc.(a)	498,956
9,240	United Stationers, Inc.	298,729
72,377	United Technologies Corp.	5,670,738
14,168	URS Corp.(a)	583,013
13,701	USG Corp.(a)	175,921
10,201	UTi Worldwide, Inc. (British Virgin Islands)	151,893
4,962	W.W. Grainger, Inc.	946,452
2,798	WABCO Holdings, Inc.(a)	145,076
7,245	Waste Connections, Inc.	234,086
55,701	Waste Management, Inc.	1,936,167
7,398	Werner Enterprises, Inc.	193,310
6,189	WESCO International, Inc.(a)	389,164
15,306	Xylem, Inc.	396,578
573	YRC Worldwide, Inc.(a)	7,122
		140,162,610
	Information Technology - 11.4%
34,428	Accenture PLC, Class A (Ireland)	1,974,102
42,774	Activision Blizzard, Inc.	527,831
23,105	Adobe Systems, Inc.(a)	715,100
53,379	Advanced Micro Devices, Inc.(a)	358,173
5,376	Akamai Technologies, Inc.(a)	173,376
3,018	Alliance Data Systems Corp.(a)	334,394
7,489	Altera Corp.	297,987
16,849	Amdocs Ltd. (Guernsey)(a)	496,035
28,575	Amkor Technology, Inc.(a)	163,735
6,238	Amphenol Corp., Class A	339,534
17,146	Analog Devices, Inc.	670,923
4,553	Anixter International, Inc.(a)	298,267
42,143	AOL, Inc.(a)	683,138
21,201	Apple, Inc.(a)	9,677,832
85,486	Applied Materials, Inc.	1,049,768
25,546	Arrow Electronics, Inc.(a)	1,054,794
11,167	Atmel Corp.(a)	108,432
5,257	Autodesk, Inc.(a)	189,252
33,112	Automatic Data Processing, Inc.	1,813,875
5,587	Avago Technologies Ltd. (Singapore)	189,623
32,547	Avnet, Inc.(a)	1,134,914
11,589	Benchmark Electronics, Inc.(a)	199,331
6,182	BMC Software, Inc.(a)	224,036
14,447	Brightpoint, Inc.(a)	169,319
11,427	Broadcom Corp., Class A	392,403
10,374	Broadridge Financial Solutions, Inc.	248,665
43,971	Brocade Communications Systems, Inc.(a)	246,677
22,878	CA, Inc.	589,795
4,025	CACI International, Inc., Class A(a)	236,227
6,619	Check Point Software Technologies Ltd. (Israel)(a)	372,583
391,100	Cisco Systems, Inc.	7,677,293
4,706	Citrix Systems, Inc.(a)	306,878
5,095	Cognizant Technology Solutions Corp., Class A(a)	365,566
36,389	Computer Sciences Corp.	939,928
14,830	Compuware Corp.(a)	116,267
20,325	Convergys Corp.(a)	270,526
81,773	Corning, Inc.	1,052,418
3,894	Cree, Inc.(a)	99,024
248,720	Dell, Inc.(a)	4,285,446
7,807	Diebold, Inc.	247,404
5,400	DST Systems, Inc.	263,574
61,760	eBay, Inc.(a)	1,951,616
18,111	Electronic Arts, Inc.(a)	336,321
84,318	EMC Corp.(a)	2,172,032
28,650	Fidelity National Information Services, Inc.	818,244
1,470	First Solar, Inc.(a)	62,152
10,572	Fiserv, Inc.(a)	664,873
176,934	Flextronics International Ltd. (Singapore)(a)	1,215,537
5,699	FLIR Systems, Inc.	146,749
7,548	Google, Inc., Class A(a)	4,378,670
11,239	Harris Corp.	460,799
217,402	Hewlett-Packard Co.	6,082,908
13,992	IAC/InterActiveCorp.	602,635
64,372	Ingram Micro, Inc., Class A(a)	1,221,781
13,399	Insight Enterprises, Inc.(a)	247,346
474,290	Intel Corp.	12,530,742
71,045	International Business Machines Corp.	13,683,267
12,707	Intersil Corp., Class A	143,081
10,784	Intuit, Inc.	608,649
3,463	Itron, Inc.(a)	134,330
30,330	Jabil Circuit, Inc.	687,278
17,671	Juniper Networks, Inc.(a)	369,854
8,319	KLA-Tencor Corp.	425,350
6,012	Lam Research Corp.(a)	256,051
6,609	Lender Processing Services, Inc.	109,908
11,473	Lexmark International, Inc., Class A	400,408
11,028	Linear Technology Corp.	367,453
42,105	LSI Corp.(a)	318,735
27,622	Marvell Technology Group Ltd. (Bermuda)(a)	428,970
2,571	MasterCard, Inc., Class A	914,170
20,578	Maxim Integrated Products, Inc.	552,314
27,027	MEMC Electronic Materials, Inc.(a)	123,513
12,572	Microchip Technology, Inc.(b)	464,033
117,089	Micron Technology, Inc.(a)	888,706
526,226	Microsoft Corp.	15,539,454
6,394	Molex, Inc.	169,057
7,067	Molex, Inc., Class A	154,697
10,190	Monster Worldwide, Inc.(a)	73,368
22,946	Motorola Mobility Holdings, Inc.(a)	886,404
59,402	Motorola Solutions, Inc.	2,756,847
18,842	NCR Corp.(a)	352,911
8,084	NetApp, Inc.(a)	305,090
5,134	Novellus Systems, Inc.(a)	242,068
9,177	Nuance Communications, Inc.(a)	261,728
19,392	NVIDIA Corp.(a)	286,420
20,815	ON Semiconductor Corp.(a)	181,090
133,744	Oracle Corp.	3,771,581
23,127	Paychex, Inc.	728,500
56,286	QUALCOMM, Inc.	3,310,743
46,855	SAIC, Inc.(a)	602,555
14,290	SanDisk Corp.(a)	655,625
27,536	Sanmina-SCI Corp.(a)	302,345
81,103	Seagate Technology PLC (Ireland)	1,714,517
4,438	Skyworks Solutions, Inc.(a)	95,772

53,902	Symantec Corp.(a)	$926,575
9,612	Synopsys, Inc.(a)	280,478
39,635	TE Connectivity Ltd. (Switzerland)	1,351,553
23,954	Tech Data Corp.(a)	1,243,692
37,751	Tellabs, Inc.	143,454
4,867	Teradata Corp.(a)	260,677
9,682	Teradyne, Inc.(a)	158,301
67,694	Texas Instruments, Inc.	2,191,932
24,995	Total System Services, Inc.	535,893
3,717	Trimble Navigation Ltd.(a)	174,067
8,965	Unisys Corp.(a)	187,996
7,686	VeriSign, Inc.	284,843
21,904	Visa, Inc., Class A	2,204,419
17,937	Vishay Intertechnology, Inc.(a)	220,266
30,423	Western Digital Corp.(a)	1,105,876
22,339	Western Union Co. (The)	426,675
164,079	Xerox Corp.	1,271,612
13,157	Xilinx, Inc.	471,678
92,539	Yahoo!, Inc.(a)	1,431,578
		141,585,257
	Materials - 3.8%
15,971	Air Products & Chemicals, Inc.	1,405,927
4,457	Airgas, Inc.	351,791
21,837	AK Steel Holding Corp.(b)	206,141
3,697	Albemarle Corp.	237,754
160,808	Alcoa, Inc.	1,633,809
7,172	Allegheny Technologies, Inc.	325,537
4,691	AptarGroup, Inc.	245,902
14,285	Ashland, Inc.	900,812
15,677	Ball Corp.	615,479
12,577	Bemis Co., Inc.	393,409
6,336	Cabot Corp.	229,363
3,951	Carpenter Technology Corp.	207,348
10,547	Celanese Corp., Series A	513,744
2,207	CF Industries Holdings, Inc.	391,478
3,664	Cliffs Natural Resources, Inc.	264,724
27,390	Commercial Metals Co.	392,773
14,769	Crown Holdings, Inc.(a)	532,718
4,974	Cytec Industries, Inc.	248,004
7,400	Domtar Corp.	639,212
142,820	Dow Chemical Co. (The)	4,785,898
71,951	E.I. du Pont de Nemours & Co.	3,661,586
13,956	Eastman Chemical Co.	702,266
18,611	Ecolab, Inc.	1,124,849
3,591	FMC Corp.	332,814
45,920	Freeport-McMoRan Copper & Gold, Inc.	2,121,963
3,462	Greif, Inc., Class A	167,734
27,698	Huntsman Corp.	352,596
5,124	International Flavors & Fragrances, Inc.	285,970
78,251	International Paper Co.	2,436,736
18,856	Louisiana-Pacific Corp.(a)	160,653
36,398	LyondellBasell Industries NV, Class A (Netherlands)	1,568,754
3,413	Martin Marietta Materials, Inc.	281,607
24,365	MeadWestvaco Corp.	717,306
26,991	Monsanto Co.	2,214,612
5,974	Mosaic Co. (The)	334,365
29,246	Newmont Mining Corp.	1,798,044
43,187	Nucor Corp.	1,921,390
11,275	Olin Corp.	250,305
25,910	Owens-Illinois, Inc.(a)	623,135
8,297	Packaging Corp. of America	233,478
15,307	PPG Industries, Inc.	1,371,201
17,317	Praxair, Inc.	1,839,065
8,923	Reliance Steel & Aluminum Co.	474,704
4,853	Rock-Tenn Co., Class A	300,207
5,356	Rockwood Holdings, Inc.(a)	270,478
15,627	RPM International, Inc.	391,144
5,165	Scotts Miracle-Gro Co. (The), Class A(b)	244,614
17,896	Sealed Air Corp.	356,667
4,805	Sensient Technologies Corp.	190,374
8,493	Sherwin-Williams Co. (The)	828,322
5,245	Sigma-Aldrich Corp.	356,870
4,792	Silgan Holdings, Inc.	199,155
9,291	Solutia, Inc.	255,502
11,648	Sonoco Products Co.	364,582
17,651	Southern Copper Corp.(b)	612,313
26,964	Steel Dynamics, Inc.	430,076
28,238	Temple-Inland, Inc.	900,510
19,203	United States Steel Corp.(b)	579,739
8,791	Valspar Corp. (The)	380,123
14,964	Vulcan Materials Co.	656,321
5,605	W.R. Grace & Co.(a)	300,092
11,294	Worthington Industries, Inc.	207,922
		47,321,967
	Telecommunication Services - 4.5%
991,869	AT&T, Inc.	29,170,867
65,123	CenturyLink, Inc.	2,411,505
68,930	Cincinnati Bell, Inc.(a)	237,808
10,001	Crown Castle International Corp.(a)	484,848
86,425	Frontier Communications Corp.(b)	369,899
16,766	Leap Wireless International, Inc.(a)(b)	143,517
17,866	Level 3 Communications, Inc.(a)	331,414
21,270	MetroPCS Communications, Inc.(a)	188,027
13,593	NII Holdings, Inc.(a)	273,355
941,938	Sprint Nextel Corp.(a)	1,996,909
21,113	Telephone & Data Systems, Inc.	555,272
9,632	tw telecom, inc.(a)	194,085
5,356	United States Cellular Corp.(a)	245,680
487,069	Verizon Communications, Inc.	18,343,018
66,053	Windstream Corp.	797,260
		55,743,464
	Utilities - 6.1%
160,243	AES Corp. (The)(a)	2,044,701
17,157	AGL Resources, Inc.	712,187
4,318	ALLETE, Inc.	178,981
15,013	Alliant Energy Corp.	636,401
59,646	Ameren Corp.	1,887,199
75,321	American Electric Power Co., Inc.	2,979,699
18,362	American Water Works Co., Inc.	619,350
9,744	Aqua America, Inc.	214,953
17,034	Atmos Energy Corp.	552,072
8,828	Avista Corp.	223,702
6,424	Black Hills Corp.	216,874
50,233	Calpine Corp.(a)	733,402
67,906	CenterPoint Energy, Inc.	1,254,224
6,172	Cleco Corp.	245,399
32,168	CMS Energy Corp.	702,227
44,024	Consolidated Edison, Inc.	2,595,655
56,487	Constellation Energy Group, Inc.	2,057,821
69,747	Dominion Resources, Inc.	3,490,140
30,520	DTE Energy Co.	1,623,969
220,124	Duke Energy Corp.	4,690,842
77,577	Dynegy, Inc., Class A(a)(b)	144,293

56,708	Edison International	$2,327,296
29,630	Entergy Corp.	2,055,729
97,143	Exelon Corp.	3,864,349
65,319	FirstEnergy Corp.	2,757,768
186,046	GenOn Energy, Inc.(a)	396,278
25,475	Great Plains Energy, Inc.	525,295
15,098	Hawaiian Electric Industries, Inc.	391,793
6,055	IDACORP, Inc.	255,218
15,027	Integrys Energy Group, Inc.	780,052
2,369	ITC Holdings Corp.	174,619
26,206	MDU Resources Group, Inc.	560,284
5,614	National Fuel Gas Co.	282,272
5,763	New Jersey Resources Corp.	275,010
54,862	NextEra Energy, Inc.	3,283,491
58,586	NiSource, Inc.	1,331,660
21,473	Northeast Utilities	746,187
6,127	NorthWestern Corp.	215,303
65,495	NRG Energy, Inc.(a)	1,105,556
12,524	NSTAR	562,703
32,483	NV Energy, Inc.	526,225
11,167	OGE Energy Corp.	590,288
14,625	ONEOK, Inc.	1,216,215
53,973	Pepco Holdings, Inc.	1,061,109
52,147	PG&E Corp.	2,120,297
8,949	Piedmont Natural Gas Co., Inc.	294,601
17,480	Pinnacle West Capital Corp.	826,105
21,073	PNM Resources, Inc.	375,310
11,543	Portland General Electric Co.	287,882
60,564	PPL Corp.	1,683,074
46,522	Progress Energy, Inc.	2,527,540
71,281	Public Service Enterprise Group, Inc.	2,162,666
35,868	Questar Corp.	691,535
19,523	SCANA Corp.	875,216
31,257	Sempra Energy	1,778,523
100,540	Southern Co. (The)	4,580,602
6,241	Southwest Gas Corp.	260,874
31,297	TECO Energy, Inc.	564,911
16,587	UGI Corp.	446,356
5,646	Unisource Energy Corp.	210,370
13,405	Vectren Corp.	383,249
15,748	Westar Energy, Inc.	447,873
7,863	WGL Holdings, Inc.	335,357
11,247	Wisconsin Energy Corp.	382,398
68,347	Xcel Energy, Inc.	1,818,030
		76,141,560
	Total Common Stocks and Other Equity Interests (Cost $1,187,327,659)	1,243,616,343

	Money Market Fund - 0.0%
448,098	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $448,098)	448,098

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,187,775,757)-100.0%	1,244,064,441

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
9,516,003	Invesco Liquid Assets Portfolio - Institutional Class (Cost $9,516,003)(d)(e)	9,516,003

	Total Investments (Cost $1,197,291,760)(f)-100.8%	1,253,580,444
	Liabilities in excess of other assets-(0.8)%	(9,715,068)
	Net Assets-100.0%	$1,243,865,376

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012

(c) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

				Change in Unrealized
	Value April 30, 2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Realized Gain	Value January 31, 2012	Dividend Income
Invesco Ltd.	$709,466	$107,799	$(30,974)	$(73,029)	$7,488	$720,750	$10,940

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(f) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,237,780,037. The net unrealized appreciation was $15,800,407, which consisted of aggregate gross unrealized appreciation of $134,021,630 and aggregate gross unrealized depreciation of $118,221,223.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
38,980	1-800-FLOWERS.COM, Inc., Class A(a)	$112,262
18,989	AFC Enterprises, Inc.(a)	319,965
17,449	AH Belo Corp., Class A	103,647
11,247	Ambassadors Group, Inc.	50,724
79,387	American Apparel, Inc.(a)(b)	59,461
43,435	American Axle & Manufacturing Holdings, Inc.(a)	523,826
31,742	American Greetings Corp., Class A(b)	456,133
1,668	American Public Education, Inc.(a)	67,054
5,133	America’s Car-Mart, Inc.(a)	194,746
16,134	Ameristar Casinos, Inc.	315,581
5,680	Arbitron, Inc.	202,833
10,849	Arctic Cat, Inc.(a)	323,734
8,220	Ascent Capital Group, Inc., Class A(a)	389,546
15,389	Bally Technologies, Inc.(a)	649,724
140,563	Beazer Homes USA, Inc.(a)(b)	428,717
32,617	Bebe Stores, Inc.	285,725
79,908	Belo Corp., Class A	593,716
14,257	Big 5 Sporting Goods Corp.	113,201
532	Biglari Holdings, Inc.(a)	210,640
5,477	BJ’s Restaurants, Inc.(a)	274,014
1,399	Blue Nile, Inc.(a)(b)	56,450
7,504	Blyth, Inc.	472,377
23,519	Bob Evans Farms, Inc.	830,926
28,184	Bon-Ton Stores, Inc. (The)(b)	114,427
4,462	Bravo Brio Restaurant Group, Inc.(a)	85,893
43,420	Brown Shoe Co., Inc.(b)	410,319
10,833	Buckle, Inc. (The)	472,644
3,024	Buffalo Wild Wings, Inc.(a)	201,277
24,145	Build-A-Bear Workshop, Inc.(a)	197,265
64,997	Callaway Golf Co.(b)	435,480
2,251	Capella Education Co.(a)	95,285
19,678	Carmike Cinemas, Inc.(a)	140,107
14,645	Carrols Restaurant Group, Inc.(a)	165,635
12,699	Carter’s, Inc.(a)	532,342
34,225	Casual Male Retail Group, Inc.(a)	108,151
16,158	Cato Corp. (The), Class A	433,196
2,284	Cavco Industries, Inc.(a)	103,968
12,399	CEC Entertainment, Inc.	436,073
34,153	Central European Media Enterprises Ltd., Class A (Bermuda)(a)(b)	238,729
24,704	Cheesecake Factory, Inc. (The)(a)	730,744
7,303	Cherokee, Inc.	78,653
17,591	Children’s Place Retail Stores, Inc. (The)(a)	877,615
15,645	ChinaCast Education Corp.(a)	96,217
2,777	Chipotle Mexican Grill, Inc.(a)	1,019,964
13,348	Choice Hotels International, Inc.	485,066
37,021	Christopher & Banks Corp.	76,633
4,929	Churchill Downs, Inc.(a)	275,778
6,983	Citi Trends, Inc.(a)	62,987
18,752	Clear Channel Outdoor Holdings, Inc., Class A(a)	226,899
11,090	Coinstar, Inc.(a)(b)	551,506
92,821	Coldwater Creek, Inc.(a)	81,682
5,341	Columbia Sportswear Co.(b)	244,885
53,726	Conn’s, Inc.(a)(b)	623,222
132,887	Corinthian Colleges, Inc.(a)(b)	399,990
25,499	Cost Plus, Inc.(a)	345,511
5,587	CPI Corp.(b)	8,883
15,374	Cracker Barrel Old Country Store, Inc.	806,674
17,352	Crocs, Inc.(a)	330,035
4,792	CSS Industries, Inc.	102,645
8,491	CTC Media, Inc.	85,080
4,944	Deckers Outdoor Corp.(a)	399,722
81,999	Denny’s Corp.(a)	351,776
3,463	Destination Maternity Corp.	57,797
5,727	Digital Generation, Inc.(a)	79,605
7,676	DineEquity, Inc.(a)	364,764
24,510	Dollar General Corp.(a)	1,044,371
4,240	Dorman Products, Inc.(a)	184,058
23,356	DreamWorks Animation SKG, Inc., Class A(a)(b)	414,569
9,421	Drew Industries, Inc.(a)	244,663
16,910	DSW, Inc., Class A	844,993
60,132	E.W. Scripps Co. (The), Class A(a)	509,318
27,084	Education Management Corp.(a)	691,455
24,497	Entercom Communications Corp., Class A(a)	189,117
19,725	Ethan Allen Interiors, Inc.	465,510
6,639	Express, Inc.(a)	143,668
31,816	Federal-Mogul Corp.(a)	527,827
25,667	Finish Line, Inc. (The), Class A	542,857
3,741	Fisher Communications, Inc.(a)	112,567
5,875	Fossil, Inc.(a)	558,419
34,029	Fred’s, Inc., Class A	501,928
6,969	Fuel Systems Solutions, Inc.(a)	145,443
91,960	Furniture Brands International, Inc.(a)	155,412
20,270	Gaylord Entertainment Co.(a)	568,574
17,492	Genesco, Inc.(a)	1,068,236
6,225	G-III Apparel Group Ltd.(a)	142,117
6,044	Grand Canyon Education, Inc.(a)	101,418
37,642	Gray Television, Inc.(a)	77,166
8,872	Guess?, Inc.	266,160
35,018	Harte-Hanks, Inc.	337,924
12,214	Helen of Troy Ltd.(a)	392,924
12,255	hhgregg, Inc.(a)(b)	124,756
8,257	Hibbett Sports, Inc.(a)(b)	395,758
28,782	Hillenbrand, Inc.	674,938
8,602	Hooker Furniture Corp.	103,654
63,976	Hot Topic, Inc.	468,304
114,385	Hovnanian Enterprises, Inc., Class A(a)(b)	276,812
19,649	Iconix Brand Group, Inc.(a)	361,738
15,702	International Speedway Corp., Class A	404,955
14,019	Interval Leisure Group, Inc.(a)	190,658
25,907	Isle of Capri Casinos, Inc.(a)	131,608
8,695	ITT Educational Services, Inc.(a)(b)	572,740
22,948	JAKKS Pacific, Inc.	350,645
8,786	Jos. A. Bank Clothiers, Inc.(a)	419,532
32,307	Journal Communications, Inc., Class A(a)	166,058
4,906	K12, Inc.(a)	109,845
9,004	Kenneth Cole Productions, Inc., Class A(a)	110,659
8,218	Kid Brands, Inc.(a)	28,188
7,172	Kirkland’s, Inc.(a)	107,365

14,463	Knology, Inc.(a)	$217,957
22,075	Krispy Kreme Doughnuts, Inc.(a)	161,810
23,120	K-Swiss, Inc., Class A(a)(b)	78,146
46,321	La-Z-Boy, Inc.(a)	610,511
23,170	Leapfrog Enterprises, Inc.(a)	134,154
72,910	Lee Enterprises, Inc.(a)(b)	96,970
12,136	Libbey, Inc.(a)	182,768
8,377	Life Time Fitness, Inc.(a)	411,646
8,080	Lifetime Brands, Inc.	95,748
22,863	LIN TV Corp., Class A(a)	92,138
15,342	Lincoln Educational Services Corp.	133,936
62,083	Lions Gate Entertainment Corp. (Canada)(a)(b)	625,797
35,329	Lithia Motors, Inc., Class A	784,657
68,383	LodgeNet Interactive Corp.(a)(b)	246,179
1,916	Lululemon Athletica, Inc.(a)(b)	120,957
5,889	Lumber Liquidators Holdings, Inc.(a)	125,789
20,868	M/I Homes, Inc.(a)	236,852
5,341	Mac-Gray Corp.	74,454
21,449	Madison Square Garden Co. (The), Class A(a)	615,372
8,191	Maidenform Brands, Inc.(a)	163,820
13,835	Marcus Corp.	167,542
26,041	MarineMax, Inc.(a)	214,057
11,843	Matthews International Corp., Class A	390,345
159,679	McClatchy Co. (The), Class A(a)(b)	375,246
31,119	Media General, Inc., Class A(a)(b)	125,098
16,078	Meredith Corp.(b)	506,296
10,188	Midas, Inc.(a)	86,598
35,820	Modine Manufacturing Co.(a)	391,871
6,819	Monro Muffler Brake, Inc.	285,989
16,237	Morgans Hotel Group Co.(a)	91,577
4,013	Morningstar, Inc.	239,656
12,351	Morton’s Restaurant Group, Inc.(a)	85,222
5,726	Motorcar Parts of America, Inc.(a)	36,761
12,735	Movado Group, Inc.	234,451
24,482	Multimedia Games Holding Co., Inc.(a)	184,839
14,815	National CineMedia, Inc.	201,780
41,504	Nautilus, Inc.(a)	100,440
24,517	New York & Co., Inc.(a)	68,402
20,247	Nutrisystem, Inc.(b)	240,939
33,186	O’Charley’s, Inc.(a)	215,377
48,340	Orbitz Worldwide, Inc.(a)	176,924
28,579	Orient-Express Hotels Ltd., Class A(a)	241,778
6,885	Overstock.com, Inc.(a)	46,543
13,572	Oxford Industries, Inc.	691,222
10,665	P.F. Chang’s China Bistro, Inc.	347,252
116,575	Pacific Sunwear of California, Inc.(a)	209,835
5,456	Panera Bread Co., Class A(a)	808,852
11,065	Papa John’s International, Inc.(a)	428,658
3,485	Peet’s Coffee & Tea, Inc.(a)	211,958
49,193	Pep Boys - Manny, Moe & Jack (The)	737,895
8,894	Perry Ellis International, Inc.(a)	138,213
5,018	PetMed Express, Inc.	62,574
38,572	Pier 1 Imports, Inc.(a)	599,795
40,256	Pinnacle Entertainment, Inc.(a)	390,483
25,345	Pool Corp.	862,490
164,038	Quiksilver, Inc.(a)	731,609
38,213	Radio One, Inc., Class D(a)(b)	38,977
12,979	Red Lion Hotels Corp.(a)	95,006
11,716	Red Robin Gourmet Burgers, Inc.(a)	359,798
44,152	Ruby Tuesday, Inc.(a)	331,582
3,397	Rue21, Inc.(a)	82,241
26,273	Ruth’s Hospitality Group, Inc.(a)	162,630
35,154	Ryland Group, Inc.	639,803
39,032	Sally Beauty Holdings, Inc.(a)	804,840
25,203	Scholastic Corp.	743,741
16,506	School Specialty, Inc.(a)	53,149
60,989	Scientific Games Corp., Class A(a)	682,467
15,250	Scripps Networks Interactive, Inc., Class A	661,240
67,954	Sealy Corp.(a)(b)	98,533
20,855	Select Comfort Corp.(a)	523,043
7,964	Shoe Carnival, Inc.(a)	201,410
17,910	Shuffle Master, Inc.(a)	229,248
3,376	Shutterfly, Inc.(a)	80,079
14,046	Sinclair Broadcast Group, Inc., Class A	172,485
150,093	Sirius XM Radio, Inc.(a)(b)	313,694
24,736	Skechers U.S.A., Inc., Class A(a)	300,790
5,721	Skyline Corp.	35,527
42,135	Smith & Wesson Holding Corp.(a)	216,574
46,329	Sonic Corp.(a)	317,354
11,568	Sotheby’s	387,875
30,508	Spartan Motors, Inc.	185,184
12,697	Speedway Motorsports, Inc.	203,533
30,472	Stage Stores, Inc.	468,659
22,249	Standard Motor Products, Inc.	460,332
45,780	Standard Pacific Corp.(a)(b)	166,639
40,387	Stein Mart, Inc.(a)	292,806
5,373	Steiner Leisure Ltd.(a)	265,319
8,676	Steven Madden Ltd.(a)	356,931
47,503	Stewart Enterprises, Inc., Class A	292,143
15,782	Stoneridge, Inc.(a)	147,877
2,799	Strayer Education, Inc.(b)	304,531
5,025	Sturm Ruger & Co., Inc.	199,241
17,923	Superior Industries International, Inc.	325,661
15,654	Systemax, Inc.(a)	275,667
89,103	Talbots, Inc. (The)(a)(b)	288,694
10,479	Tempur-Pedic International, Inc.(a)	699,054
17,382	Texas Roadhouse, Inc.	263,511
22,500	Thor Industries, Inc.	689,850
14,766	Tower International, Inc.(a)	168,628
24,642	TravelCenters of America LLC(a)	131,835
5,937	True Religion Apparel, Inc.(a)	215,157
47,455	Tuesday Morning Corp.(a)	161,347
7,427	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	566,086
3,976	Under Armour, Inc., Class A(a)	316,569
14,818	Unifi, Inc.(a)	144,179
5,386	Universal Electronics, Inc.(a)	99,641
7,166	Universal Technical Institute, Inc.(a)	99,966
15,599	Vail Resorts, Inc.	680,272
24,500	Valassis Communications, Inc.(a)	557,375
18,522	ValueVision Media, Inc., Class A(a)	29,265
7,760	Vitamin Shoppe, Inc.(a)	331,662
23,280	VOXX International Corp., Class A(a)	296,122
1,552	Washington Post Co. (The), Class B(b)	587,758
7,531	Weight Watchers International, Inc.	573,335
15,824	West Marine, Inc.(a)	191,787
66,418	Wet Seal, Inc. (The), Class A(a)	232,463
13,737	Winnebago Industries, Inc.(a)(b)	125,556
16,727	WMS Industries, Inc.(a)	366,154
15,752	Wolverine World Wide, Inc.	615,746
18,083	World Wrestling Entertainment, Inc., Class A(b)	171,608
143,764	Zale Corp.(a)(b)	409,727

5,533	Zumiez, Inc.(a)(b)	$158,022
		71,985,239
	Consumer Staples - 3.7%
9,282	Adecoagro SA (Luxembourg)(a)	85,116
152,943	Alliance One International, Inc.(a)	445,064
104,973	American Oriental Bioengineering, Inc. (China)(a)	79,780
12,354	Andersons, Inc. (The)	500,955
25,817	B&G Foods, Inc.	585,013
1,401	Boston Beer Co., Inc. (The), Class A(a)(b)	140,170
5,836	Calavo Growers, Inc.(b)	158,739
10,549	Cal-Maine Foods, Inc.	400,440
19,589	Central Garden & Pet Co.(a)	171,208
54,637	Central Garden & Pet Co., Class A(a)	516,866
4,585	Coca-Cola Bottling Co. Consolidated	279,456
18,018	Darling International, Inc.(a)	275,315
4,755	Diamond Foods, Inc.(b)	172,797
16,061	Elizabeth Arden, Inc.(a)	577,714
2,569	Fresh Market, Inc. (The)(a)(b)	110,621
11,123	Green Mountain Coffee Roasters, Inc.(a)(b)	593,301
19,532	Hain Celestial Group, Inc. (The)(a)	753,740
23,588	Imperial Sugar Co.(b)	80,435
8,253	Ingles Markets, Inc., Class A	143,850
4,406	Inter Parfums, Inc.	73,580
5,610	J & J Snack Foods Corp.	286,278
9,455	Lancaster Colony Corp.(b)	657,028
8,436	Monster Beverage Corp.(a)	881,646
8,331	National Beverage Corp.(a)	139,378
19,392	Nu Skin Enterprises, Inc., Class A	968,630
4,627	Nutraceutical International Corp.(a)	59,457
8,905	Omega Protein Corp.(a)	76,672
58,085	Pilgrim’s Pride Corp.(a)(b)	312,497
13,972	Prestige Brands Holdings, Inc.(a)	179,401
10,676	PriceSmart, Inc.	711,555
10,533	Revlon, Inc., Class A(a)	166,000
15,197	Sanderson Farms, Inc.(b)	774,135
9,237	Schiff Nutrition International, Inc.(a)	98,559
40,823	Smart Balance, Inc.(a)	216,362
15,355	Snyders-Lance, Inc.	353,012
22,261	Spartan Stores, Inc.	417,171
12,688	Susser Holdings Corp.(a)	302,609
7,626	Tootsie Roll Industries, Inc.(b)	184,854
12,785	TreeHouse Foods, Inc.(a)	722,864
2,886	USANA Health Sciences, Inc.(a)(b)	100,375
24,736	Vector Group Ltd.	430,654
2,632	Village Super Market, Inc., Class A	83,566
6,251	WD-40 Co.	273,419
7,890	Weis Markets, Inc.	333,510
8,734	Zhongpin, Inc.(a)(b)	99,218
		14,973,010
	Energy - 5.5%
15,520	Alon USA Energy, Inc.	149,923
2,764	Approach Resources, Inc.(a)	97,099
19,503	ATP Oil & Gas Corp.(a)(b)	137,301
27,185	Basic Energy Services, Inc.(a)	489,602
12,124	Berry Petroleum Co., Class A	545,701
9,756	Bill Barrett Corp.(a)	269,461
15,972	BPZ Resources, Inc.(a)(b)	52,069
92,525	Cal Dive International, Inc.(a)	278,500
16,305	Callon Petroleum Co.(a)	97,830
2,114	CARBO Ceramics, Inc.(b)	205,586
5,518	Carrizo Oil & Gas, Inc.(a)	134,032
1,472	Clayton Williams Energy, Inc.(a)	119,806
6,123	Clean Energy Fuels Corp.(a)(b)	91,600
34,014	Cloud Peak Energy, Inc.(a)	644,565
15,401	Cobalt International Energy, Inc.(a)	308,636
24,436	Complete Production Services, Inc.(a)	823,493
27,214	Comstock Resources, Inc.(a)	327,657
6,964	Concho Resources, Inc.(a)	742,780
3,506	Contango Oil & Gas Co.(a)	218,354
3,703	Continental Resources, Inc.(a)	298,758
4,016	Core Laboratories NV (Netherlands)	426,620
24,666	Crimson Exploration, Inc.(a)	72,765
56,334	Crosstex Energy, Inc.	707,555
3,661	Dawson Geophysical Co.(a)	130,295
7,853	Delek US Holdings, Inc.	98,869
62,301	DHT Holdings, Inc.(b)	66,039
5,114	Dril-Quip, Inc.(a)	337,371
7,747	Endeavour International Corp.(a)	81,963
19,500	Energy Partners Ltd.(a)	311,610
11,706	Energy XXI Bermuda Ltd. (Bermuda)(a)	384,308
15,358	ENGlobal Corp.(a)	32,252
30,754	EXCO Resources, Inc.(b)	241,726
17,267	Gastar Exploration Ltd. (Canada)(a)	51,801
11,950	Geokinetics, Inc.(a)(b)	28,082
2,242	GeoResources, Inc.(a)	68,628
6,884	Global Geophysical Services, Inc.(a)	62,025
27,381	GMX Resources, Inc.(a)(b)	24,095
10,279	Goodrich Petroleum Corp.(a)	177,416
38,159	Gran Tierra Energy, Inc. (Canada)(a)	220,177
6,104	Green Plains Renewable Energy, Inc.(a)	69,280
6,353	Gulf Island Fabrication, Inc.	192,814
13,641	Gulfmark Offshore, Inc., Class A(a)	623,667
2,872	Gulfport Energy Corp.(a)	94,403
8,498	Harvest Natural Resources, Inc.(a)(b)	58,466
20,129	Heckmann Corp.(a)(b)	102,859
156,669	Hercules Offshore, Inc.(a)	703,444
19,656	Hornbeck Offshore Services, Inc.(a)	642,555
3,986	InterOil Corp. (Canada)(a)(b)	267,461
25,425	ION Geophysical Corp.(a)	188,908
11,152	James River Coal Co.(a)(b)	70,146
11,869	Knightsbridge Tankers Ltd. (Bermuda)(b)	178,985
5,016	Lufkin Industries, Inc.	377,304
11,521	Magnum Hunter Resources Corp.(a)(b)	67,859
17,599	Matrix Service Co.(a)	204,852
40,575	McMoRan Exploration Co.(a)(b)	475,945
13,112	Miller Energy Resources, Inc.(a)(b)	52,972
6,589	Mitcham Industries, Inc.(a)	144,694
5,039	Natural Gas Services Group, Inc.(a)	69,488
51,281	Newpark Resources, Inc.(a)	417,427
27,296	Nordic American Tankers Ltd. (Bermuda)(a)(b)	378,323
282,380	Oilsands Quest, Inc.(a)	12,637
749	OYO Geospace Corp.(a)	65,919
15,179	Pacific Ethanol, Inc.(a)(b)	15,786
120,048	Parker Drilling Co.(a)	780,312
28,680	Patriot Coal Corp.(a)	217,968
46,274	Penn Virginia Corp.	214,249
8,606	Petroleum Development Corp.(a)	267,905
28,889	PetroQuest Energy, Inc.(a)	185,467
7,920	PHI, Inc.(a)	208,771
34,386	Pioneer Drilling Co.(a)	306,723
14,328	Quicksilver Resources, Inc.(a)(b)	71,783
5,697	Resolute Energy Corp.(a)	64,091

5,974	REX American Resources Corp.(a)	$153,532
6,614	Rex Energy Corp.(a)	62,568
10,296	Rosetta Resources, Inc.(a)	494,105
12,840	RPC, Inc.(b)	195,810
57,781	SandRidge Energy, Inc.(a)	449,536
24,889	Stone Energy Corp.(a)	698,136
17,128	Swift Energy Co.(a)	567,793
21,496	Teekay Tankers Ltd., Class A (Marshall Islands)(b)	96,517
15,912	Tesco Corp. (Canada)(a)	220,859
48,867	TETRA Technologies, Inc.(a)	456,418
57,033	Tsakos Energy Navigation Ltd. (Bermuda)	380,980
12,227	Union Drilling, Inc.(a)	78,620
19,385	VAALCO Energy, Inc.(a)	120,575
3,102	Vanguard Natural Resources LLC	86,143
86,804	Vantage Drilling Co. (Cayman Islands)(a)	107,637
6,283	Venoco, Inc.(a)	66,663
12,668	W&T Offshore, Inc.	273,755
17,902	Warren Resources, Inc.(a)	63,731
41,791	Willbros Group, Inc.(a)	178,030
		22,101,221
	Financials - 20.0%
5,739	1st Source Corp.	143,705
17,018	Acadia Realty Trust REIT	357,718
89,664	Advance America Cash Advance Centers, Inc.	705,656
4,731	Agree Realty Corp. REIT	118,086
232	Alexander’s, Inc. REIT	90,016
4,487	Altisource Portfolio Solutions SA (Luxembourg)(a)	240,010
3,479	American Assets Trust, Inc. REIT	77,025
16,470	American Campus Communities, Inc. REIT	704,916
10,368	American Capital Agency Corp. REIT	303,990
42,703	American Equity Investment Life Holding Co.	492,366
3,770	American National Insurance Co.	274,644
7,599	American Safety Insurance Holdings Ltd. (Bermuda)(a)	165,278
11,969	Ameris Bancorp(a)	128,308
12,269	AMERISAFE, Inc.(a)	301,572
9,753	AmTrust Financial Services, Inc.	252,895
89,519	Anworth Mortgage Asset Corp. REIT	581,873
11,387	Arbor Realty Trust, Inc. REIT(a)(b)	48,281
17,124	Argo Group International Holdings Ltd. (Bermuda)	493,342
4,697	Arrow Financial Corp.	123,296
73,754	Ashford Hospitality Trust, Inc. REIT	664,524
8,066	Associated Estates Realty Corp. REIT	134,783
8,757	Avatar Holdings, Inc.(a)	85,556
2,874	BancFirst Corp.	115,420
25,690	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	475,522
14,075	Bancorp, Inc. (The)(a)	112,881
34,291	Bank Mutual Corp.	137,507
2,201	Bank of Marin Bancorp	85,289
7,578	Bank of the Ozarks, Inc.	212,108
21,652	Bankatlantic Bancorp, Inc., Class A(a)(b)	68,204
7,780	BankFinancial Corp.	43,101
13,262	Banner Corp.	260,466
26,539	BBCN Bancorp, Inc.(a)	268,575
9,581	Beneficial Mutual Bancorp, Inc.(a)	84,792
9,529	Berkshire Hills Bancorp, Inc.	215,546
10,864	BGC Partners, Inc., Class A	68,009
10,010	BOK Financial Corp.	557,557
48,696	Boston Private Financial Holdings, Inc.	401,255
45,880	Brookline Bancorp, Inc.	425,308
4,263	Bryn Mawr Bank Corp.	85,729
21,380	Calamos Asset Management, Inc., Class A	267,036
2,500	Camden National Corp.	86,000
55,058	Capitol Federal Financial, Inc.(b)	635,920
37,373	CapLease, Inc. REIT	155,472
52,345	Capstead Mortgage Corp. REIT	677,868
9,005	Cardinal Financial Corp.	100,946
13,798	Cash America International, Inc.	605,180
37,075	Cathay General Bancorp	583,560
58,237	Cedar Realty Trust, Inc. REIT	290,603
13,474	Centerstate Banks, Inc.	94,992
13,256	Chemical Financial Corp.	299,983
5,721	Citizens & Northern Corp.	120,198
59,930	Citizens Republic Bancorp, Inc.(a)	770,100
17,553	Citizens, Inc.(a)	180,971
9,608	City Holding Co.(b)	341,468
15,451	CNA Financial Corp.	425,366
21,796	CoBiz Financial, Inc.	130,340
29,017	Cogdell Spencer, Inc. REIT	123,322
3,068	Cohen & Steers, Inc.(b)	103,606
3,141	Colony Financial, Inc. REIT	53,271
12,798	Columbia Banking System, Inc.	268,758
18,372	Community Bank System, Inc.	502,658
6,647	Community Trust Bancorp, Inc.	204,794
32,151	Compass Diversified Holdings(b)	450,757
11,745	CompuCredit Holdings Corp.(a)	47,509
69,092	Cousins Properties, Inc. REIT	509,208
75,238	Cowen Group, Inc., Class A(a)	203,143
1,763	Credit Acceptance Corp.(a)	148,832
5,766	CreXus Investment Corp. REIT	63,830
52,628	Cubesmart REIT	598,907
63,471	CVB Financial Corp.	668,350
22,744	CYS Investments, Inc. REIT(b)	307,044
16,594	DFC Global Corp.(a)	326,902
64,851	DiamondRock Hospitality Co. REIT	683,530
18,576	Dime Community Bancshares	255,977
117,964	Doral Financial Corp.(a)	153,353
5,834	Duff & Phelps Corp., Class A	89,435
9,867	DuPont Fabros Technology, Inc. REIT	251,608
6,899	Dynex Capital, Inc. REIT	63,885
5,993	Eagle Bancorp, Inc.(a)	100,622
10,852	EastGroup Properties, Inc. REIT	515,470
33,368	Education Realty Trust, Inc. REIT	357,038
7,234	eHealth, Inc.(a)	117,046
20,129	Employers Holdings, Inc.	361,517
2,615	Enstar Group Ltd. (Bermuda)(a)	260,271
7,741	Enterprise Financial Services Corp.	95,911
6,605	Equity Lifestyle Properties, Inc. REIT	463,275
22,655	Equity One, Inc. REIT	427,047
5,373	ESSA Bancorp, Inc.	54,106
2,462	Evercore Partners, Inc., Class A	69,404
32,750	Extra Space Storage, Inc. REIT	861,980
13,408	EZCORP, Inc., Class A(a)	359,603
10,994	FBL Financial Group, Inc., Class A	381,932
26,332	FBR Capital Markets Corp.(a)	57,667
73,691	FelCor Lodging Trust, Inc. REIT(a)	280,763
5,377	Financial Institutions, Inc.	91,893
7,395	First Bancorp	86,078

73,395	First BanCorp(a)(b)	$271,561
27,416	First Busey Corp.	137,354
6,645	First Cash Financial Services, Inc.(a)	267,461
2,097	First Citizens BancShares, Inc., Class A	369,953
83,535	First Commonwealth Financial Corp.	462,784
11,479	First Community Bancshares, Inc.	146,472
24,703	First Financial Bancorp	429,338
12,159	First Financial Bankshares, Inc.(b)	414,379
4,447	First Financial Corp.	155,734
11,278	First Financial Holdings, Inc.	109,509
71,565	First Industrial Realty Trust, Inc. REIT(a)	821,566
10,631	First Interstate BancSystem, Inc.	146,283
34,375	First Marblehead Corp. (The)(a)	43,312
18,485	First Merchants Corp.	182,077
53,744	First Midwest Bancorp, Inc.	584,735
2,795	First of Long Island Corp. (The)	74,319
20,313	First Potomac Realty Trust REIT	302,257
133,349	Flagstar Bancorp, Inc.(a)	92,011
38,799	Flagstone Reinsurance Holdings SA (Luxembourg)	338,715
18,327	Flushing Financial Corp.	240,267
14,594	Forestar Group, Inc.(a)	232,336
35,324	Franklin Street Properties Corp. REIT	359,952
1,836	GAMCO Investors, Inc., Class A	85,374
6,479	Getty Realty Corp. REIT	108,588
44,161	GFI Group, Inc.	204,465
37,234	Glacier Bancorp, Inc.	520,159
5,777	Gladstone Commercial Corp. REIT	104,679
45,460	Gleacher & Co., Inc.(a)	75,918
55,279	Glimcher Realty Trust REIT	532,337
7,882	Global Indemnity PLC (Ireland)(a)	158,349
5,018	Government Properties Income Trust REIT	120,934
85,087	Gramercy Capital Corp. REIT(a)	228,884
4,988	Great Southern Bancorp, Inc.	121,208
4,719	Greenhill & Co., Inc.	219,717
9,690	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	248,742
8,486	Hallmark Financial Services, Inc.(a)	58,723
6,773	Hanmi Financial Corp.(a)	55,810
8,759	Harleysville Group, Inc.(b)	495,059
32,590	Healthcare Realty Trust, Inc. REIT	686,671
4,230	Heartland Financial USA, Inc.	69,795
44,092	Hersha Hospitality Trust REIT	239,420
20,355	Hilltop Holdings, Inc.(a)	175,664
6,370	Home Bancshares, Inc.	166,002
32,502	Horace Mann Educators Corp.	508,331
10,207	Howard Hughes Corp. (The)(a)	528,927
10,593	Hudson Valley Holding Corp.	232,516
10,484	IBERIABANK Corp.	548,104
7,769	ICG Group, Inc.(a)	69,688
10,248	Independent Bank Corp.	284,280
8,122	Infinity Property & Casualty Corp.	473,350
59,560	Inland Real Estate Corp. REIT	509,238
37,014	International Bancshares Corp.	711,409
5,254	INTL FCStone, Inc.(a)	134,923
4,608	Invesco Mortgage Capital, Inc. REIT(c)	72,253
35,642	Investment Technology Group, Inc.(a)	404,180
17,016	Investors Bancorp, Inc.(a)	251,156
47,343	Investors Real Estate Trust REIT	351,285
58,696	Janus Capital Group, Inc.	461,938
2,377	Kansas City Life Insurance Co.	76,920
9,005	KBW, Inc.	156,057
46,905	Kite Realty Group Trust REIT	234,525
11,271	Lakeland Bancorp, Inc.	112,372
7,540	Lakeland Financial Corp.	191,064
27,741	LaSalle Hotel Properties REIT	750,394
8,100	LPL Investment Holdings, Inc.(a)	266,085
8,037	LTC Properties, Inc. REIT	256,782
44,705	Maiden Holdings Ltd. (Bermuda)	416,651
11,556	MainSource Financial Group, Inc.	108,511
4,217	MarketAxess Holdings, Inc.	130,938
29,311	MB Financial, Inc.	531,995
25,591	Meadowbrook Insurance Group, Inc.	255,142
11,641	Medallion Financial Corp.	129,099
42,168	Medical Properties Trust, Inc. REIT	452,041
8,791	Metro Bancorp, Inc.(a)	96,174
10,007	Mid-America Apartment Communities, Inc. REIT	639,647
17,459	Mission West Properties, Inc. REIT	163,765
16,441	Monmouth Real Estate Investment Corp., Class A REIT	153,066
87,305	MPG Office Trust, Inc. REIT(a)(b)	222,628
37,163	National Financial Partners Corp.(a)	572,310
6,541	National Health Investors, Inc. REIT	316,650
77,934	National Penn Bancshares, Inc.	677,246
704	National Western Life Insurance Co., Class A	101,700
6,966	Navigators Group, Inc. (The)(a)	332,835
18,782	NBT Bancorp, Inc.	422,595
14,046	Nelnet, Inc., Class A	346,234
10,620	New York Mortgage Trust, Inc. REIT	75,190
89,850	Newcastle Investment Corp. REIT	481,596
18,940	NewStar Financial, Inc.(a)	184,097
5,835	Northfield Bancorp, Inc.(b)	85,774
121,754	NorthStar Realty Finance Corp. REIT	606,335
52,634	Northwest Bancshares, Inc.	648,451
8,337	OceanFirst Financial Corp.	112,966
53,262	Ocwen Financial Corp.(a)	766,440
58,531	Old National Bancorp	688,910
25,376	OMEGA Healthcare Investors, Inc. REIT	528,836
8,535	One Liberty Properties, Inc. REIT	148,082
15,373	OneBeacon Insurance Group Ltd., Class A	244,123
5,526	Oppenheimer Holdings, Inc., Class A	96,373
22,346	Oriental Financial Group, Inc.	255,638
6,404	Oritani Financial Corp.	83,060
3,106	Orrstown Financial Services, Inc.	23,512
9,319	Pacific Continental Corp.	82,566
17,518	PacWest Bancorp	372,608
8,069	Park National Corp.(b)	558,617
24,028	Parkway Properties, Inc. REIT	232,351
13,105	Penson Worldwide, Inc.(a)(b)	19,002
5,591	Peoples Bancorp, Inc.	87,555
6,340	PICO Holdings, Inc.(a)	139,924
19,087	Pinnacle Financial Partners, Inc.(a)	321,425
10,361	Piper Jaffray Companies, Inc.(a)	230,532
20,175	Post Properties, Inc. REIT	901,621
14,883	Presidential Life Corp.	165,945
29,502	PrivateBancorp, Inc.	417,158
13,850	Prosperity Bancshares, Inc.	574,913
35,834	Provident Financial Services, Inc.	495,943
14,693	Provident New York Bancorp	121,364
6,300	PS Business Parks, Inc. REIT	391,482
103,776	Radian Group, Inc.(b)	285,384
74,476	RAIT Financial Trust REIT(b)	419,300

25,348	Ramco-Gershenson Properties Trust REIT	$293,276
14,895	Renasant Corp.	235,043
8,150	Republic Bancorp, Inc., Class A	207,091
11,290	Resource America, Inc., Class A	62,885
40,626	Resource Capital Corp. REIT	237,662
19,291	S&T Bancorp, Inc.	418,808
5,075	S.Y. Bancorp, Inc.	111,295
31,089	Sabra Health Care REIT, Inc.	442,086
4,001	Safeguard Scientifics, Inc.(a)	63,616
9,722	Safety Insurance Group, Inc.	407,449
12,097	Sandy Spring Bancorp, Inc.	220,891
4,858	Saul Centers, Inc. REIT	173,139
6,053	SCBT Financial Corp.	187,219
23,002	Seabright Holdings, Inc.	184,476
68,601	Seacoast Banking Corp. of Florida(a)	113,192
11,015	Signature Bank(a)	640,522
8,421	Simmons First National Corp., Class A	231,999
8,702	Southside Bancshares, Inc.	186,223
12,712	Southwest Bancorp, Inc.(a)	106,145
14,383	Sovran Self Storage, Inc. REIT	669,097
20,620	St. Joe Co. (The)(a)(b)	329,301
6,378	State Auto Financial Corp.	79,853
9,532	StellarOne Corp.	117,053
18,849	Sterling Bancorp	180,008
9,239	Sterling Financial Corp.(a)	169,628
24,360	Stewart Information Services Corp.	332,514
11,721	Stifel Financial Corp.(a)	422,659
75,558	Strategic Hotels & Resorts, Inc. REIT(a)	469,215
5,608	Suffolk Bancorp(a)	68,193
10,430	Sun Communities, Inc. REIT	418,347
64,112	SWS Group, Inc.	471,223
19,380	Tanger Factory Outlet Centers, Inc. REIT	571,710
10,600	Taubman Centers, Inc. REIT	710,518
4,000	Territorial Bancorp, Inc.	82,720
13,155	Texas Capital Bancshares, Inc.(a)	417,277
27,266	TFS Financial Corp.(a)	245,394
2,974	Tompkins Financial Corp.(b)	120,269
3,856	Tower Bancorp, Inc.	118,726
17,703	Tower Group, Inc.	382,208
10,510	TowneBank(b)	138,732
6,094	TriCo Bancshares	91,044
58,244	TrustCo Bank Corp. NY	325,584
12,609	UMB Financial Corp.	486,455
9,907	Union First Market Bankshares Corp.	136,122
25,970	United Bankshares, Inc.(b)	724,823
44,544	United Community Banks, Inc.(a)	338,089
6,196	United Financial Bancorp, Inc.	100,003
12,471	United Fire Group, Inc.	244,806
2,912	Universal Health Realty Income Trust REIT	116,451
20,605	Universal Insurance Holdings, Inc.	82,626
5,878	Univest Corp. of Pennsylvania	87,112
10,742	Urstadt Biddle Properties, Inc., Class A REIT	210,114
7,118	ViewPoint Financial Group	96,734
21,205	Virginia Commerce Bancorp, Inc.(a)	187,876
19,142	Waddell & Reed Financial, Inc., Class A	525,448
23,978	Walter Investment Management Corp.	448,868
5,352	Washington Banking Co.	70,860
5,500	Washington Trust Bancorp, Inc.	135,795
11,445	WesBanco, Inc.	228,442
9,122	West Coast Bancorp(a)	145,770
11,359	Westamerica Bancorp	527,626
38,073	Western Alliance Bancorp(a)	304,203
15,144	Westfield Financial, Inc.	121,001
17,242	Wilshire Bancorp, Inc.(a)	60,347
9,822	Winthrop Realty Trust REIT	117,373
18,692	Wintrust Financial Corp.	572,910
7,045	World Acceptance Corp.(a)	448,907
3,732	WSFS Financial Corp.	145,212
		80,370,627
	Health Care - 8.0%
3,760	Abaxis, Inc.(a)	101,821
13,749	Accuray, Inc.(a)	77,682
51,813	Affymetrix, Inc.(a)	249,221
3,865	Air Methods Corp.(a)	325,820
22,526	Albany Molecular Research, Inc.(a)	68,930
5,510	Alexion Pharmaceuticals, Inc.(a)	422,948
12,010	Align Technology, Inc.(a)	282,956
16,899	Alkermes PLC (Ireland)(a)	317,870
36,454	Alliance HealthCare Services, Inc.(a)	41,558
2,827	Almost Family, Inc.(a)	53,261
6,782	Alnylam Pharmaceuticals, Inc.(a)	78,400
16,991	Amedisys, Inc.(a)	178,406
7,920	American Dental Partners, Inc.(a)	150,242
49,289	AMN Healthcare Services, Inc.(a)	250,881
23,779	AmSurg Corp.(a)	612,309
17,610	Amylin Pharmaceuticals, Inc.(a)	250,590
3,205	Analogic Corp.	181,820
11,415	AngioDynamics, Inc.(a)	147,938
5,909	Arthrocare Corp.(a)	182,647
9,989	Assisted Living Concepts, Inc., Class A	156,628
1,775	Athenahealth, Inc.(a)	103,270
425	Atrion Corp.	103,866
6,031	BioMarin Pharmaceutical, Inc.(a)	215,126
6,002	Bio-Rad Laboratories, Inc., Class A(a)	609,563
8,362	Bio-Reference Labs, Inc.(a)	161,805
59,860	BioScrip, Inc.(a)	323,843
9,596	Bruker Corp.(a)	136,263
15,313	Cambrex Corp.(a)	120,360
4,468	Cantel Medical Corp.	141,055
16,911	CardioNet, Inc.(a)	53,270
14,321	Catalyst Health Solutions, Inc.(a)	784,218
3,195	Cepheid, Inc.(a)	140,772
7,274	Chemed Corp.	408,362
4,455	Chindex International, Inc.(a)	40,362
1,477	Computer Programs & Systems, Inc.	84,558
17,513	CONMED Corp.(a)	514,882
2,298	CorVel Corp.(a)	111,867
15,091	Cross Country Healthcare, Inc.(a)	93,111
10,593	Cubist Pharmaceuticals, Inc.(a)	432,406
4,915	Dendreon Corp.(a)(b)	66,746
6,341	Emergent Biosolutions, Inc.(a)	107,607
11,563	Emeritus Corp.(a)	201,890
2,380	Ensign Group, Inc. (The)	63,094
9,426	Enzon Pharmaceuticals, Inc.(a)	67,207
18,274	eResearchTechnology, Inc.(a)	101,238
4,206	Exactech, Inc.(a)	69,567
41,084	Five Star Quality Care, Inc.(a)	149,135
8,591	Gen-Probe, Inc.(a)	574,996
19,961	Gentiva Health Services, Inc.(a)	144,917
12,206	Greatbatch, Inc.(a)	285,865
7,528	Haemonetics Corp.(a)	489,019
10,301	Hanger Orthopedic Group, Inc.(a)	201,797
31,338	HealthSouth Corp.(a)	604,510

28,708	Healthways, Inc.(a)	$217,032
6,391	HMS Holdings Corp.(a)	210,967
10,880	Human Genome Sciences, Inc.(a)(b)	107,059
3,720	ICU Medical, Inc.(a)	172,868
8,573	IDEXX Laboratories, Inc.(a)	725,190
7,097	Illumina, Inc.(a)	367,341
9,466	Impax Laboratories, Inc.(a)	178,623
5,663	Integra LifeSciences Holdings Corp.(a)	167,172
19,387	Invacare Corp.	331,130
3,369	IPC The Hospitalist Co., Inc.(a)	113,502
12,464	Isis Pharmaceuticals, Inc.(a)	101,706
3,247	Kensey Nash Corp.	75,363
10,120	KV Pharmaceutical Co., Class A(a)(b)	20,847
3,037	Landauer, Inc.	172,562
17,326	LCA-Vision, Inc.(a)	88,016
5,153	LHC Group, Inc.(a)	76,367
5,233	Luminex Corp.(a)	103,090
7,861	Masimo Corp.(a)	168,225
14,483	MedAssets, Inc.(a)	152,940
16,271	Medical Action Industries, Inc.(a)	86,236
6,209	Medicines Co. (The)(a)	124,925
12,133	Medicis Pharmaceutical Corp., Class A	401,481
8,464	Meridian Bioscience, Inc.	147,612
12,319	Merit Medical Systems, Inc.(a)	173,821
18,110	Metropolitan Health Networks, Inc.(a)	145,242
7,775	MModal, Inc.(a)	81,327
28,574	Molina Healthcare, Inc.(a)	874,650
4,680	MWI Veterinary Supply, Inc.(a)	367,427
16,826	Myriad Genetics, Inc.(a)	398,103
4,373	National Healthcare Corp.	193,855
8,538	Natus Medical, Inc.(a)	96,565
2,751	Neogen Corp.(a)	89,600
3,860	NuVasive, Inc.(a)	59,830
6,459	Obagi Medical Products, Inc.(a)	66,205
11,861	Omnicell, Inc.(a)	183,608
7,861	Onyx Pharmaceuticals, Inc.(a)	321,829
8,478	Orthofix International NV (Curacao)(a)	340,392
13,274	Par Pharmaceutical Cos., Inc.(a)	479,324
23,125	PAREXEL International Corp.(a)	557,313
127,487	PDL BioPharma, Inc.(b)	814,642
50,900	PharMerica Corp.(a)	638,795
9,477	Providence Service Corp. (The)(a)	143,008
26,767	PSS World Medical, Inc.(a)	649,635
5,583	Quality Systems, Inc.	226,446
8,758	Quidel Corp.(a)	125,239
25,834	RadNet, Inc.(a)	64,843
4,776	Regeneron Pharmaceuticals, Inc.(a)	433,947
21,746	ResMed, Inc.(a)	631,286
41,480	RTI Biologics, Inc.(a)	143,106
5,237	Salix Pharmaceuticals Ltd.(a)	252,423
4,929	Seattle Genetics, Inc.(a)(b)	93,306
42,073	Select Medical Holdings Corp.(a)	348,785
9,636	Sirona Dental Systems, Inc.(a)	465,901
14,509	Skilled Healthcare Group, Inc., Class A(a)	89,085
4,095	SonoSite, Inc.(a)	220,761
53,704	Sunrise Senior Living, Inc.(a)(b)	381,835
9,334	SurModics, Inc.(a)	134,596
19,647	Symmetry Medical, Inc.(a)	147,549
8,421	Syneron Medical Ltd. (Israel)(a)	91,452
7,879	Team Health Holdings, Inc.(a)	162,307
5,219	Techne Corp.	356,197
10,446	Thoratec Corp.(a)	307,112
15,690	Triple-S Management Corp., Class B(a)	334,668
4,242	United Therapeutics Corp.(a)	208,622
5,009	US Physical Therapy, Inc.	102,184
8,759	Vertex Pharmaceuticals, Inc.(a)	323,645
24,745	ViroPharma, Inc.(a)	737,154
9,915	Vivus, Inc.(a)(b)	118,286
3,004	Volcano Corp.(a)	84,262
24,759	Warner Chilcott PLC, Class A (Ireland)(a)	417,684
20,631	WellCare Health Plans, Inc.(a)	1,232,909
14,168	West Pharmaceutical Services, Inc.	573,521
9,703	Wright Medical Group, Inc.(a)	164,466
5,144	Zoll Medical Corp.(a)	352,776
		32,150,253
	Industrials - 19.3%
19,592	A.O. Smith Corp.	832,268
20,085	A123 Systems, Inc.(a)(b)	43,584
5,083	AAON, Inc.	102,931
25,619	AAR Corp.	542,867
27,800	ABM Industries, Inc.	603,260
65,386	ACCO Brands Corp.(a)	694,399
17,017	Aceto Corp.	124,905
22,202	Actuant Corp., Class A	562,821
2,636	Advisory Board Co. (The)(a)	201,074
38,129	Aegean Marine Petroleum Network, Inc. (Greece)	194,077
14,572	Aegion Corp., Class A(a)	248,744
4,272	Aerovironment, Inc.(a)	119,061
62,618	Air Transport Services Group, Inc.(a)	376,334
60,836	Aircastle Ltd. (Bermuda)	857,788
4,657	Alamo Group, Inc.	135,519
17,881	Albany International Corp., Class A	429,502
4,858	Allegiant Travel Co.(a)	267,044
11,413	Altra Holdings, Inc.(a)	219,015
6,619	American Railcar Industries, Inc.(a)	172,756
34,850	American Reprographics Co.(a)	209,448
1,661	American Science & Engineering, Inc.	118,761
4,318	American Superconductor Corp.(a)(b)	21,806
3,418	American Woodmark Corp.	48,604
5,223	Ampco-Pittsburgh Corp.	112,033
25,404	Apogee Enterprises, Inc.	349,305
23,462	Applied Industrial Technologies, Inc.	905,164
26,818	Arkansas Best Corp.	485,942
16,746	Armstrong World Industries, Inc.(a)	782,038
12,374	Astec Industries, Inc.(a)	418,489
3,895	AZZ, Inc.	191,206
24,768	Barnes Group, Inc.	626,383
31,895	Beacon Roofing Supply, Inc.(a)	729,120
17,328	Belden, Inc.	679,431
17,806	Blount International, Inc.(a)	292,375
33,688	Builders FirstSource, Inc.(a)	85,231
3,859	CAI International, Inc.(a)	67,224
4,979	Cascade Corp.	282,907
24,606	Casella Waste Systems, Inc., Class A(a)	169,043
45,499	CBIZ, Inc.(a)	285,279
16,929	CDI Corp.	253,427
15,529	Celadon Group, Inc.	232,159
76,083	Cenveo, Inc.(a)	254,878
14,787	Ceradyne, Inc.(a)	489,302
9,432	Chart Industries, Inc.(a)	525,928
41,606	China BAK Battery, Inc.(a)(b)	28,292
18,242	China Yuchai International Ltd. (Bermuda)	284,393
5,400	CIRCOR International, Inc.	204,714

15,028	CLARCOR, Inc.	$772,589
12,705	Clean Harbors, Inc.(a)	806,132
11,475	Coleman Cable, Inc.(a)	123,127
9,797	Colfax Corp.(a)	297,437
16,001	Columbus McKinnon Corp.(a)	255,216
27,055	Comfort Systems USA, Inc.	323,578
14,189	Commercial Vehicle Group, Inc.(a)	177,504
9,067	Consolidated Graphics, Inc.(a)	460,513
9,249	Copa Holdings SA, Class A (Panama)	630,227
15,401	Copart, Inc.(a)	724,463
11,372	Corporate Executive Board Co. (The)	447,261
6,675	Costamare, Inc. (Marshall Islands)	97,121
3,633	CoStar Group, Inc.(a)	205,882
6,970	Courier Corp.	86,219
10,349	Covenant Transport Group, Inc., Class A(a)	34,152
6,452	CRA International, Inc.(a)	139,428
5,860	Cubic Corp.	270,966
46,123	Diana Shipping, Inc. (Greece)(a)	384,666
9,440	DigitalGlobe, Inc.(a)	148,114
13,937	Dolan Co. (The)(a)	131,426
5,958	Douglas Dynamics, Inc.	81,088
7,169	Ducommun, Inc.	103,592
5,792	DXP Enterprises, Inc.(a)	195,364
30,157	Dycom Industries, Inc.(a)	644,455
3,964	Dynamic Materials Corp.	87,604
124,875	Eagle Bulk Shipping, Inc.(a)(b)	177,322
5,482	Encore Capital Group, Inc.(a)	128,827
15,426	Encore Wire Corp.	421,130
84,843	EnergySolutions, Inc.(a)	302,041
21,865	Ennis, Inc.	361,647
10,573	EnPro Industries, Inc.(a)	373,333
8,785	ESCO Technologies, Inc.	264,165
94,105	Excel Maritime Carriers Ltd. (Liberia)(a)(b)	138,334
3,505	Exponent, Inc.(a)	171,219
59,891	Federal Signal Corp.(a)	253,339
19,610	Flow International Corp.(a)	73,930
8,322	Forward Air Corp.	291,270
6,179	Franklin Electric Co., Inc.	309,321
10,362	FreightCar America, Inc.(a)	224,959
14,688	Furmanite Corp.(a)	113,244
11,607	Fushi Copperweld, Inc.(a)	96,454
12,789	G&K Services, Inc., Class A	420,247
60,426	Genco Shipping & Trading Ltd.(a)(b)	422,982
37,329	GenCorp, Inc.(a)	204,936
13,530	Generac Holdings, Inc.(a)	393,182
9,264	Genesee & Wyoming, Inc., Class A(a)	575,294
22,827	Geo Group, Inc. (The)(a)	401,299
5,019	GeoEye, Inc.(a)	109,966
31,709	Gibraltar Industries, Inc.(a)	496,880
5,541	Gorman-Rupp Co. (The)	173,877
7,814	GP Strategies Corp.(a)	114,866
16,879	Graco, Inc.	776,096
28,276	GrafTech International Ltd.(a)	464,292
26,605	Great Lakes Dredge & Dock Corp.	170,272
14,694	Greenbrier Cos., Inc.(a)	326,941
40,775	Griffon Corp.	406,527
13,025	H&E Equipment Services, Inc.(a)	221,295
56,062	Hawaiian Holdings, Inc.(a)	390,191
17,718	Healthcare Services Group, Inc.	331,149
33,114	Heartland Express, Inc.	490,749
2,669	HEICO Corp.	148,396
5,411	HEICO Corp., Class A	208,594
8,925	Heidrick & Struggles International, Inc.	196,171
22,641	Herman Miller, Inc.	478,178
37,972	Hexcel Corp.(a)	951,958
18,266	Hill International, Inc.(a)	108,683
9,374	Houston Wire & Cable Co.	133,767
17,475	HUB Group, Inc., Class A(a)	598,169
12,841	Hudson Highland Group, Inc.(a)	68,699
2,976	Hurco Cos., Inc.(a)	70,144
11,549	Huron Consulting Group, Inc.(a)	432,857
9,476	ICF International, Inc.(a)	268,550
18,620	IDEX Corp.	754,482
7,402	IHS, Inc., Class A(a)	662,331
11,370	II-VI, Inc.(a)	261,624
12,037	InnerWorkings, Inc.(a)	132,768
14,881	Insperity, Inc.	416,966
11,850	Insteel Industries, Inc.	151,680
19,347	Interface, Inc., Class A	257,122
18,338	Interline Brands, Inc.(a)	311,929
6,122	International Shipholding Corp.	139,275
15,157	John Bean Technologies Corp.	248,726
6,637	Kadant, Inc.(a)	161,014
12,877	Kaman Corp.	401,376
24,313	KAR Auction Services, Inc.(a)	358,374
11,859	Kaydon Corp.	404,629
19,755	Kforce, Inc.(a)	245,752
1,066	KHD Humboldt Wedag International AG (Germany)(a)	7,675
14,614	Kimball International, Inc., Class B	88,999
19,869	Knight Transportation, Inc.	349,893
20,348	Knoll, Inc.	324,754
17,780	Korn/Ferry International(a)	292,125
11,586	Kratos Defense & Security Solutions, Inc.(a)	78,669
15,772	Landstar System, Inc.	806,738
3,583	Lawson Products, Inc.	60,159
13,360	Layne Christensen Co.(a)	310,353
5,066	LB Foster Co., Class A	151,220
2,499	Lindsay Corp.	152,764
4,776	LMI Aerospace, Inc.(a)	94,517
19,170	LSI Industries, Inc.	136,299
13,390	Lydall, Inc.(a)	126,134
31,262	Macquarie Infrastructure Co. LLC	861,893
8,454	Marten Transport Ltd.	184,720
21,857	MasTec, Inc.(a)	356,051
12,873	McGrath Rentcorp	409,876
25,884	Metalico, Inc.(a)	94,218
33,143	Mfc Industrial Ltd. (Canada)(a)	255,864
5,253	Michael Baker Corp.(a)	128,646
4,019	Middleby Corp. (The)(a)	386,427
8,732	Miller Industries, Inc.	142,419
12,074	Mine Safety Appliances Co.	412,206
6,498	Mistras Group, Inc.(a)	146,335
19,020	Mobile Mini, Inc.(a)	395,616
11,834	MSC Industrial Direct Co., Class A	899,621
155,566	Mueller Water Products, Inc., Class A	426,251
6,210	Multi-Color Corp.	142,271
11,019	MYR Group, Inc.(a)	220,160
4,717	NACCO Industries, Inc., Class A	482,077
2,116	National Presto Industries, Inc.(b)	206,776
47,608	Navigant Consulting, Inc.(a)	609,858
80,244	Navios Maritime Holdings, Inc. (Greece)	290,483
31,449	NCI Building Systems, Inc.(a)	368,268
8,242	NN, Inc.(a)	64,370

8,881	Nordson Corp.	$402,665
8,715	Northwest Pipe Co.(a)	198,789
24,051	Old Dominion Freight Line, Inc.(a)	1,025,054
20,492	On Assignment, Inc.(a)	229,715
27,728	Orbital Sciences Corp.(a)	401,779
13,820	Orion Marine Group, Inc.(a)	100,057
71,370	Pacer International, Inc.(a)	431,075
74,335	Paragon Shipping, Inc., Class A	42,371
10,621	Park-Ohio Holdings Corp.(a)	211,252
15,475	Pike Electric Corp.(a)	123,181
18,496	Pinnacle Airlines Corp.(a)	26,079
5,172	Polypore International, Inc.(a)	196,950
2,675	Portfolio Recovery Associates, Inc.(a)	173,741
5,757	Powell Industries, Inc.(a)	199,250
11,340	Quality Distribution, Inc.(a)	139,255
20,342	Quanex Building Products Corp.	334,219
12,405	RailAmerica, Inc.(a)	185,331
3,659	Raven Industries, Inc.	237,432
6,679	RBC Bearings, Inc.(a)	302,425
18,173	Resources Connection, Inc.	225,709
8,299	Robbins & Myers, Inc.	402,999
13,871	Rollins, Inc.	296,701
26,871	RSC Holdings, Inc.(a)	569,396
27,127	Rush Enterprises, Inc., Class A(a)	624,192
14,319	Safe Bulkers, Inc. (Marshall Islands)	102,094
17,286	Saia, Inc.(a)	260,327
6,032	Sauer-Danfoss, Inc.(a)	304,013
6,367	Schawk, Inc.	85,572
160	Seaboard Corp.(a)	310,643
12,488	SeaCube Container Leasing Ltd. (Bermuda)	192,815
44,856	Seaspan Corp. (Hong Kong)(b)	677,326
13,350	Sensata Technologies Holding NV (Netherlands)(a)	384,613
14,651	Simpson Manufacturing Co., Inc.	474,399
10,153	Standard Parking Corp.(a)	179,505
26,162	Standard Register Co. (The)	52,586
7,502	Standex International Corp.	300,755
36,454	Star Bulk Carriers Corp.(b)	41,558
73,891	Steelcase, Inc., Class A	643,591
12,989	Sterling Construction Co., Inc.(a)	155,998
3,587	Sun Hydraulics Corp.	100,759
32,656	Swift Transportation Co., Class A(a)	376,524
16,220	Sykes Enterprises, Inc.(a)	284,337
6,404	TAL International Group, Inc.	213,317
19,315	Taser International, Inc.(a)	91,939
20,212	TBS International PLC, Class A (Ireland)(a)	4,717
7,877	Team, Inc.(a)	229,930
17,292	Tecumseh Products Co., Class A(a)	86,806
6,348	Tennant Co.	244,271
29,020	Tetra Tech, Inc.(a)	671,233
3,922	Textainer Group Holdings Ltd.	123,896
10,411	Titan International, Inc.	251,322
5,842	Titan Machinery, Inc.(a)	144,531
11,416	Toro Co. (The)	723,660
12,045	Towers Watson & Co., Class A	720,291
9,627	TransDigm Group, Inc.(a)	1,006,310
9,856	Trimas Corp.(a)	213,580
13,138	Triumph Group, Inc.	822,045
30,367	TrueBlue, Inc.(a)	501,359
3,748	Twin Disc, Inc.	115,926
14,578	Ultrapetrol Bahamas Ltd.(a)(b)	39,069
6,850	UniFirst Corp.	413,603
14,477	Universal Forest Products, Inc.	459,934
92,080	US Airways Group, Inc.(a)(b)	777,155
6,600	US Ecology, Inc.	123,552
5,346	Valmont Industries, Inc.	560,849
15,345	Verisk Analytics, Inc., Class A(a)	614,874
15,048	Viad Corp.	304,421
4,613	Vicor Corp.	41,194
3,836	VSE Corp.	100,542
21,082	Wabash National Corp.(a)	186,997
10,742	Wabtec Corp.	738,942
11,219	Watsco, Inc.	773,774
13,949	Watts Water Technologies, Inc., Class A	537,734
21,289	Woodward, Inc.	893,712
7,156	Xerium Technologies, Inc.(a)	62,472
		77,918,439
	Information Technology - 16.5%
7,404	ACI Worldwide, Inc.(a)	224,934
1,161	Acme Packet, Inc.(a)	33,936
16,413	Actuate Corp.(a)	94,539
44,196	Acxiom Corp.(a)	606,369
11,296	ADTRAN, Inc.	391,181
13,228	Advanced Energy Industries, Inc.(a)	140,746
5,781	Advent Software, Inc.(a)	151,751
5,071	Aeroflex Holding Corp.(a)	64,250
35,537	Agilysys, Inc.(a)	289,271
8,028	Alpha & Omega Semiconductor Ltd. (Bermuda)(a)	74,500
12,794	American Software, Inc., Class A	114,762
17,908	Anadigics, Inc.(a)	49,247
5,529	Anaren, Inc.(a)	96,315
4,845	Ancestry.com, Inc.(a)(b)	143,412
13,104	ANSYS, Inc.(a)	792,661
14,350	Applied Micro Circuits Corp.(a)	112,361
8,214	Ariba, Inc.(a)	224,242
54,555	Arris Group, Inc.(a)	637,202
15,075	AsiaInfo-Linkage, Inc.(a)(b)	176,830
15,748	ATMI, Inc.(a)	368,188
38,423	Aviat Networks, Inc.(a)	85,299
17,758	Avid Technology, Inc.(a)	172,075
27,061	AVX Corp.	356,123
55,696	Axcelis Technologies, Inc.(a)	100,253
3,787	Badger Meter, Inc.	121,714
5,947	Bel Fuse, Inc., Class B	120,427
11,898	Black Box Corp.	367,886
8,131	Blackbaud, Inc.	247,426
8,495	Blue Coat Systems, Inc.(a)	218,831
5,192	Bottomline Technologies, Inc.(a)	141,949
23,027	Brooks Automation, Inc.	246,849
7,077	Cabot Microelectronics Corp.(a)	356,822
61,387	Cadence Design Systems, Inc.(a)	648,247
12,859	Canadian Solar, Inc. (China)(a)(b)	49,121
9,103	Cardtronics, Inc.(a)	232,582
2,232	Cass Information Systems, Inc.(b)	88,164
3,045	CEVA, Inc.(a)	82,245
21,464	Checkpoint Systems, Inc.(a)	225,801
103,711	CIBER, Inc.(a)	451,143
9,325	Ciena Corp.(a)	135,679
6,083	Cirrus Logic, Inc.(a)	124,276
9,727	Cognex Corp.	404,157
18,063	Cogo Group, Inc. (Cayman Islands)(a)(b)	39,016
6,408	Coherent, Inc.(a)	358,079
10,502	Cohu, Inc.	137,891

3,503	CommVault Systems, Inc.(a)	$164,641
6,919	Computer Task Group, Inc.(a)	99,841
18,905	Comtech Telecommunications Corp.	583,408
6,190	Concur Technologies, Inc.(a)	324,047
13,563	Cray, Inc.(a)	101,180
16,645	CSG Systems International, Inc.(a)	270,814
20,393	CTS Corp.	205,154
8,123	Cymer, Inc.(a)	404,444
23,528	Cypress Semiconductor Corp.(a)	404,564
16,402	Daktronics, Inc.	179,438
9,380	DealerTrack Holdings, Inc.(a)	256,355
13,384	Digi International, Inc.(a)	151,105
12,501	Digital River, Inc.(a)	200,141
8,795	Diodes, Inc.(a)	226,735
9,825	Dolby Laboratories, Inc., Class A(a)	357,335
20,637	Dot Hill Systems Corp.(a)	31,162
20,436	DSP Group, Inc.(a)	117,098
1,825	DTS, Inc.(a)	51,702
75,324	EarthLink, Inc.	543,086
2,644	Ebix, Inc.(b)	65,518
19,162	EchoStar Corp., Class A(a)	502,619
7,454	Electro Rent Corp.	127,389
11,181	Electro Scientific Industries, Inc.	169,728
23,101	Electronics for Imaging, Inc.(a)	396,413
28,647	EMCORE Corp.(a)	33,803
37,963	Emulex Corp.(a)	396,334
38,241	Energy Conversion Devices, Inc.(a)(b)	38,623
35,821	Entegris, Inc.(a)	343,165
16,187	EPIQ Systems, Inc.	197,320
2,610	ePlus, Inc.(a)	74,437
8,569	Equinix, Inc.(a)	1,027,937
28,433	Euronet Worldwide, Inc.(a)	522,030
17,785	Exar Corp.(a)	118,804
35,460	Extreme Networks, Inc.(a)	114,890
5,790	F5 Networks, Inc.(a)	693,295
4,274	FactSet Research Systems, Inc.	377,480
16,106	Fair Isaac Corp.	583,681
45,758	Fairchild Semiconductor International, Inc.(a)	639,697
3,364	FARO Technologies, Inc.(a)	182,598
11,189	FEI Co.(a)	492,987
6,158	Finisar Corp.(a)	124,761
2,196	FleetCor Technologies, Inc.(a)	74,642
27,812	FormFactor, Inc.(a)	143,232
4,015	Forrester Research, Inc.(a)	140,284
6,013	Fortinet, Inc.(a)	137,157
9,663	Gartner, Inc.(a)	366,324
44,155	Genpact Ltd.(a)	645,988
84,199	GigaMedia Ltd. (Taiwan)(a)	93,461
66,079	Global Cash Access Holdings, Inc.(a)	350,219
16,326	Global Payments, Inc.	816,627
9,867	Globecomm Systems, Inc.(a)	140,802
23,259	GT Advanced Technologies, Inc.(a)	200,493
23,985	Harmonic, Inc.(a)	140,792
19,518	Heartland Payment Systems, Inc.	468,432
2,493	Hittite Microwave Corp.(a)	137,165
65,213	Hutchinson Technology, Inc.(a)(b)	120,644
4,414	iGATE Corp.(a)	80,423
37,154	Imation Corp.(a)	220,323
26,233	Infinera Corp.(a)(b)	187,304
9,509	Informatica Corp.(a)	402,231
18,939	InfoSpace, Inc.(a)	233,139
63,357	Integrated Device Technology, Inc.(a)	401,683
11,656	Integrated Silicon Solution, Inc.(a)	113,879
6,200	InterDigital, Inc.(b)	231,384
27,560	Intermec, Inc.(a)	232,606
19,972	Internap Network Services Corp.(a)	134,012
22,991	International Rectifier Corp.(a)	524,195
9,119	Intevac, Inc.(a)	75,961
7,158	IXYS Corp.(a)	98,208
9,710	j2 Global, Inc.	261,782
21,470	Jack Henry & Associates, Inc.	734,274
9,972	JDA Software Group, Inc.(a)	293,875
27,943	JDS Uniphase Corp.(a)	354,597
23,500	Kemet Corp.(a)	215,965
4,795	Kenexa Corp.(a)	115,176
15,319	Key Tronic Corp.(a)	94,825
19,116	Kopin Corp.(a)	74,170
28,024	Kulicke & Soffa Industries, Inc.(a)	302,939
27,873	Lattice Semiconductor Corp.(a)	189,536
35,436	Lionbridge Technologies, Inc.(a)	97,449
5,347	Liquidity Services, Inc.(a)	184,525
5,891	Littelfuse, Inc.	298,733
16,252	LoJack Corp.(a)	52,819
2,616	Loral Space & Communications, Inc.(a)	180,399
11,784	LTX-Credence Corp.(a)	78,599
5,894	Manhattan Associates, Inc.(a)	258,688
11,581	ManTech International Corp., Class A	407,072
28,549	Mattson Technology, Inc.(a)	64,806
9,435	MAXIMUS, Inc.	424,858
4,457	Measurement Specialties, Inc.(a)	144,853
31,815	Mentor Graphics Corp.(a)	441,274
1,098	MercadoLibre, Inc. (Argentina)	95,965
6,299	Mercury Computer Systems, Inc.(a)	84,344
20,793	Methode Electronics, Inc.	206,475
11,765	Micrel, Inc.	136,003
13,795	MICROS Systems, Inc.(a)	685,749
21,236	Microsemi Corp.(a)	420,048
1,536	MicroStrategy, Inc., Class A(a)	176,824
12,948	Mitel Networks Corp. (Canada)(a)	40,916
15,921	MKS Instruments, Inc.	480,018
42,209	ModusLink Global Solutions, Inc.(a)	241,435
8,514	MoneyGram International, Inc.(a)	158,020
9,508	Monolithic Power Systems, Inc.(a)	155,836
6,821	Monotype Imaging Holdings, Inc.(a)	106,476
11,049	Move, Inc.(a)	79,553
4,749	MTS Systems Corp.	217,932
5,083	Multi-Fineline Electronix, Inc.(a)	126,363
19,891	Nam Tai Electronics, Inc. (Hong Kong)	117,556
15,515	National Instruments Corp.	417,509
3,659	NCI, Inc., Class A(a)	26,784
29,476	Net 1 UEPS Technologies, Inc.(a)	312,446
8,250	NETGEAR, Inc.(a)	328,515
4,474	Netlogic Microsystems, Inc.(a)	222,805
6,737	NetScout Systems, Inc.(a)	139,186
14,738	NeuStar, Inc., Class A(a)	538,084
14,047	Newport Corp.(a)	259,448
7,235	NIC, Inc.	90,510
27,234	Novatel Wireless, Inc.(a)	78,162
6,004	NXP Semiconductor NV (Netherlands)(a)	127,465
7,229	Oclaro, Inc.(a)	29,928
12,438	OmniVision Technologies, Inc.(a)	165,550
16,765	Online Resources Corp.(a)	45,098
84,112	Openwave Systems, Inc.(a)	169,065

4,286	Oplink Communications, Inc.(a)	$80,277
24,323	Opnext, Inc.(a)	26,755
16,397	Orbotech Ltd. (Israel)(a)	171,349
7,311	OSI Systems, Inc.(a)	392,820
27,681	Parametric Technology Corp.(a)	696,731
8,939	Park Electrochemical Corp.	271,477
9,224	PC Connection, Inc.(a)	110,688
11,320	PC Mall, Inc.(a)	70,863
9,948	Perficient, Inc.(a)	110,721
12,027	Pericom Semiconductor Corp.(a)	96,216
44,292	Photronics, Inc.(a)	303,843
12,540	Plantronics, Inc.	466,990
23,856	Plexus Corp.(a)	864,780
73,735	PMC - Sierra, Inc.(a)	479,278
30,121	Polycom, Inc.(a)	600,914
3,518	Power Integrations, Inc.	126,613
16,027	Power-One, Inc.(a)(b)	69,557
10,761	Powerwave Technologies, Inc.(a)(b)	18,509
17,106	PRGX Global, Inc.(a)	103,833
16,435	Progress Software Corp.(a)	383,429
55,469	Pulse Electronics Corp.	159,196
20,876	Qiao Xing Mobile Communication Co. Ltd. (China)(a)	26,095
31,648	QLogic Corp.(a)	548,143
112,422	Quantum Corp.(a)	283,303
16,378	Quest Software, Inc.(a)	333,292
7,110	QuinStreet, Inc.(a)	68,398
9,005	Rackspace Hosting, Inc.(a)	390,907
15,503	RadiSys Corp.(a)	93,483
1,769	RADWARE Ltd. (Israel)(a)	55,688
9,140	Rambus, Inc.(a)	66,631
11,264	RealNetworks, Inc.(a)	115,005
11,589	Red Hat, Inc.(a)	537,382
64,549	RF Micro Devices, Inc.(a)	322,100
9,266	Richardson Electronics Ltd.	112,211
5,742	Rimage Corp.	71,430
6,788	Riverbed Technology, Inc.(a)	162,505
8,717	Rofin-Sinar Technologies, Inc.(a)	247,301
3,630	Rogers Corp.(a)	139,501
6,072	Rosetta Stone, Inc.(a)	47,362
12,495	Rovi Corp.(a)	400,965
7,716	Rudolph Technologies, Inc.(a)	78,935
23,396	S1 Corp.(a)	228,345
3,860	Salesforce.com, Inc.(a)	450,848
18,582	Sapient Corp.	239,708
19,190	ScanSource, Inc.(a)	720,968
11,270	SeaChange International, Inc.(a)	80,919
11,329	Semtech Corp.(a)	322,877
13,908	Sigma Designs, Inc.(a)	83,865
7,485	Silicon Graphics International Corp.(a)(b)	102,095
18,500	Silicon Image, Inc.(a)	89,910
6,373	Silicon Laboratories, Inc.(a)	279,392
6,874	SINA Corp. (China)(a)(b)	483,036
9,164	Smith Micro Software, Inc.(a)	16,679
5,085	Sohu.com, Inc.(a)(b)	303,168
7,657	Solera Holdings, Inc.	365,775
65,567	Sonus Networks, Inc.(a)	169,163
4,226	SS&C Technologies Holdings, Inc.(a)	79,322
9,244	Standard Microsystems Corp.(a)	238,125
7,374	STEC, Inc.(a)	69,758
9,617	STR Holdings, Inc.(a)	102,806
2,100	Stratasys, Inc.(a)	77,175
45,932	SunPower Corp.(a)(b)	314,634
11,653	Super Micro Computer, Inc.(a)	196,703
4,489	Supertex, Inc.(a)	82,957
8,355	Sycamore Networks, Inc.(a)	162,254
23,907	Symmetricom, Inc.(a)	149,180
8,239	Synaptics, Inc.(a)	315,636
2,167	Synchronoss Technologies, Inc.(a)	72,421
18,592	SYNNEX Corp.(a)	672,659
3,471	Syntel, Inc.	162,859
37,739	Take-Two Interactive Software, Inc.(a)	588,728
4,832	Taleo Corp., Class A(a)	174,000
26,912	TeleCommunication Systems, Inc., Class A(a)	62,974
20,415	TeleTech Holdings, Inc.(a)	346,238
25,529	Tessera Technologies, Inc.(a)	505,474
86,609	THQ, Inc.(a)(b)	58,019
23,320	TIBCO Software, Inc.(a)	607,952
11,424	TiVo, Inc.(a)	118,581
16,601	TNS, Inc.(a)	306,122
25,373	TriQuint Semiconductor, Inc.(a)	151,984
13,842	TTM Technologies, Inc.(a)	169,841
6,629	Tyler Technologies, Inc.(a)	232,877
8,802	Ultra Clean Holdings, Inc.(a)	64,695
4,636	Ultratech, Inc.(a)	135,603
81,722	United Online, Inc.	464,181
146,580	UTStarcom Holdings Corp. (Cayman Islands)(a)(b)	189,088
26,011	ValueClick, Inc.(a)	453,632
5,530	Veeco Instruments, Inc.(a)(b)	134,987
8,965	VeriFone Systems, Inc.(a)	382,806
3,317	Verint Systems, Inc.(a)	93,904
11,467	ViaSat, Inc.(a)	545,141
4,864	Virtusa Corp.(a)	77,775
4,634	VistaPrint NV (Netherlands)(a)(b)	165,805
5,697	VMware, Inc., Class A(a)	519,965
3,336	Volterra Semiconductor Corp.(a)	100,647
4,664	WebMD Health Corp.(a)	130,779
7,393	Websense, Inc.(a)	139,728
21,313	Westell Technologies, Inc., Class A(a)	46,889
14,019	Wright Express Corp.(a)	767,120
10,617	XO Group, Inc.(a)	87,484
35,147	Xyratex Ltd. (Bermuda)	558,134
17,096	Zebra Technologies Corp., Class A(a)	647,255
4,972	Zygo Corp.(a)	87,955
		66,312,479
	Materials - 6.0%
26,812	A. Schulman, Inc.	656,894
16,012	A.M. Castle & Co.(a)(b)	166,044
3,373	AEP Industries, Inc.(a)	111,444
2,610	Allied Nevada Gold Corp.(a)	93,777
10,949	AMCOL International Corp.	312,703
10,948	American Vanguard Corp.	164,548
3,003	Balchem Corp.	113,634
64,256	Boise, Inc.	490,916
13,921	Buckeye Technologies, Inc.	466,771
13,067	Calgon Carbon Corp.(a)	213,515
45,238	Century Aluminum Co.(a)	453,737
13,921	Clearwater Paper Corp.(a)	508,395
25,274	Coeur d’Alene Mines Corp.(a)	699,079
5,613	Compass Minerals International, Inc.	410,142
2,092	Deltic Timber Corp.	142,507
18,339	Eagle Materials, Inc.	539,350

48,486	Ferro Corp.(a)	$327,765
73,762	General Steel Holdings, Inc. (China)(a)	81,138
24,327	Georgia Gulf Corp.(a)	852,661
9,741	Globe Specialty Metals, Inc.	133,257
73,905	Graphic Packaging Holding Co.(a)	370,264
29,412	H.B. Fuller Co.	841,771
9,076	Handy & Harman Ltd.(a)	106,643
3,289	Hawkins, Inc.	130,244
4,354	Haynes International, Inc.	264,549
98,295	Headwaters, Inc.(a)	260,482
40,280	Hecla Mining Co.	211,873
18,060	Horsehead Holding Corp.(a)	196,493
7,282	Innophos Holdings, Inc.	363,517
8,715	Innospec, Inc.(a)	282,105
8,030	Intrepid Potash, Inc.(a)	191,837
8,815	Kaiser Aluminum Corp.	435,285
14,418	KapStone Paper and Packaging Corp.(a)	251,738
10,286	Koppers Holdings, Inc.	390,765
13,812	Kraton Performance Polymers, Inc.(a)	392,813
18,607	Landec Corp.(a)	112,200
6,123	LSB Industries, Inc.(a)	214,611
8,484	Materion Corp.(a)	249,514
20,995	Mercer International, Inc.(a)	171,739
14,437	Metals USA Holdings Corp.(a)	193,023
8,286	Minerals Technologies, Inc.	525,747
24,531	Myers Industries, Inc.	326,508
12,519	Neenah Paper, Inc.	297,577
4,388	NewMarket Corp.(b)	948,642
7,515	Noranda Aluminum Holding Corp.	78,832
10,392	Olympic Steel, Inc.	268,010
22,571	OM Group, Inc.(a)	612,351
39,222	Omnova Solutions, Inc.(a)	194,541
42,753	P.H. Glatfelter Co.	631,889
57,500	PolyOne Corp.	829,150
56,597	Qiao Xing Universal Resources, Inc. (China)(a)(b)	42,170
5,551	Quaker Chemical Corp.	245,909
9,632	Royal Gold, Inc.	733,381
16,382	RTI International Metals, Inc.(a)	412,335
11,114	Schnitzer Steel Industries, Inc., Class A	484,904
7,080	Schweitzer-Mauduit International, Inc.	492,272
45,515	Spartech Corp.(a)	244,416
5,993	Stepan Co.	515,038
16,489	Stillwater Mining Co.(a)	212,378
12,577	Texas Industries, Inc.(b)	393,157
22,271	Titanium Metals Corp.	342,528
16,952	TPC Group, Inc.(a)	556,873
15,019	Tredegar Corp.	370,369
3,790	Universal Stainless & Alloy Products, Inc.(a)	150,577
20,635	Verso Paper Corp.(a)	23,318
5,353	Walter Energy, Inc.	370,053
52,593	Wausau Paper Corp.	454,404
7,271	Westlake Chemical Corp.	424,990
11,774	Yongye International, Inc.(a)(b)	48,509
11,146	Zep, Inc.	182,572
11,281	Zoltek Cos., Inc.(a)	98,032
		24,081,175
	Telecommunication Services - 0.9%
5,606	AboveNet, Inc.(a)	372,519
40,949	Alaska Communications Systems Group, Inc.(b)	111,381
4,567	Atlantic Tele-Network, Inc.	164,823
9,028	Cbeyond, Inc.(a)	76,738
6,505	Cogent Communications Group, Inc.(a)	99,136
18,459	Consolidated Communications Holdings, Inc.	350,536
24,312	General Communication, Inc., Class A(a)	253,088
12,005	IDT Corp., Class B	105,644
17,698	Iridium Communications, Inc.(a)	141,407
8,092	Lumos Networks Corp.	121,623
8,530	Neutral Tandem, Inc.(a)	104,834
8,454	NTELOS Holdings Corp.	193,005
47,784	Premiere Global Services, Inc.(a)	420,499
13,461	SBA Communications Corp., Class A(a)	615,437
7,798	Shenandoah Telecommunications Co.	76,966
9,493	SureWest Communications	137,459
32,424	USA Mobility, Inc.	458,799
25,388	Vonage Holdings Corp.(a)	64,232
		3,868,126
	Utilities - 2.2%
10,203	American States Water Co.	369,043
23,838	California Water Service Group	439,811
10,046	Central Vermont Public Service Corp.	353,318
9,868	CH Energy Group, Inc.	561,292
4,506	Chesapeake Utilities Corp.	193,848
4,123	Connecticut Water Service, Inc.	125,257
6,742	Consolidated Water Co. Ltd. (Cayman Islands)	52,520
25,865	El Paso Electric Co.	900,102
28,445	Empire District Electric Co. (The)	592,509
12,005	Genie Energy Ltd., Class B	125,572
18,100	Laclede Group, Inc. (The)	754,046
12,924	MGE Energy, Inc.	579,771
7,197	Middlesex Water Co.	135,951
16,883	Northwest Natural Gas Co.	802,787
7,130	Ormat Technologies, Inc.	115,863
32,316	Otter Tail Corp.	713,860
7,003	SJW Corp.	165,901
11,767	South Jersey Industries, Inc.	645,773
24,208	UIL Holdings Corp.	837,113
8,583	Unitil Corp.	237,148
4,603	York Water Co.	81,933
		8,783,418
	Total Common Stocks and Other Equity Interests (Cost $390,872,374)	402,543,987

	Rights - 0.0%
	Consumer Staples - 0.0%
54,365	Pilgrim’s Pride Corp., expiring 02/17/12(a) (Cost $0)	9,911

	Warrants - 0.0%
	Energy - 0.0%
1,014	Magnum Hunter Resources Corp., expiring 08/29/13(a) (Cost $0)	0

	Money Market Fund - 0.1%
375,187	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $375,187)	375,187

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $391,247,561)-100.1%	$402,929,085

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.7%
18,894,988	Invesco Liquid Assets Portfolio - Institutional Class (Cost $18,894,988)(d)(e)	18,894,988

	Total Investments (Cost $410,142,549)(f)-104.8%	421,824,073
	Liabilities in excess of other assets-(4.8)%	(19,196,158)
	Net Assets-100.0%	$402,627,915

Investment Abbreviations:

REIT- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. The table below shows the trasactions in and earnings from the security for the nine months ended Janyary 31, 2012.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	04/30/11	Cost	Sales	(Depreciation)	Gain	01/31/12	Income
Invesco Mortgage Capital, Inc. REIT	$92,847	$8,046	$(1,053)	$(27,820)	$233	$72,253	$9,451

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(f) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $416,880,783. The net unrealized appreciation was $4,943,290, which consisted of aggregate gross unrealized appreciation of $51,381,374 and aggregate gross unrealized depreciation of $46,438,084.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 26.0%
37,875	Bed Bath & Beyond, Inc.(a)	$2,299,013
37,650	Coach, Inc.	2,637,382
48,635	DIRECTV, Class A(a)	2,189,061
57,230	Dollar General Corp.(a)	2,438,570
140,310	Home Depot, Inc. (The)	6,228,361
59,938	Limited Brands, Inc.	2,509,005
55,560	McDonald’s Corp.	5,503,218
56,680	NIKE, Inc., Class B	5,894,153
4,769	Priceline.com, Inc.(a)	2,525,090
15,799	Ralph Lauren Corp.	2,401,448
53,697	Starbucks Corp.	2,573,697
37,328	TJX Cos., Inc. (The)	2,543,530
17,371	VF Corp.	2,284,113
20,494	Wynn Resorts Ltd.	2,361,524
		44,388,165
	Consumer Staples - 16.4%
79,042	Coca-Cola Co. (The)	5,337,706
58,999	Colgate-Palmolive Co.	5,352,389
27,141	Costco Wholesale Corp.	2,232,890
40,902	Estee Lauder Cos., Inc. (The), Class A	2,369,453
39,615	Hershey Co. (The)	2,419,684
30,893	Mead Johnson Nutrition Co.	2,288,863
71,760	Philip Morris International, Inc.	5,365,495
34,503	Whole Foods Market, Inc.	2,554,257
		27,920,737
	Energy - 7.2%
68,962	Halliburton Co.	2,536,422
67,958	Marathon Petroleum Corp.	2,597,355
33,991	National Oilwell Varco, Inc.	2,514,654
62,606	Southwestern Energy Co.(a)	1,949,551
90,451	Williams Cos., Inc. (The)	2,606,798
		12,204,780
	Health Care - 8.8%
34,337	Alexion Pharmaceuticals, Inc.(a)	2,635,708
20,084	Biogen Idec, Inc.(a)	2,368,305
36,418	Celgene Corp.(a)	2,647,589
5,308	Intuitive Surgical, Inc.(a)	2,441,202
28,726	McKesson Corp.	2,347,489
40,808	Medco Health Solutions, Inc.(a)	2,530,912
		14,971,205
	Industrials - 11.3%
57,066	Fastenal Co.	2,663,841
31,134	Norfolk Southern Corp.	2,247,875
53,773	Union Pacific Corp.	6,146,791
76,995	United Parcel Service, Inc., Class B	5,824,672
12,878	W.W. Grainger, Inc.	2,456,350
		19,339,529
	Information Technology - 30.3%
40,840	Accenture PLC, Class A (Ireland)	2,341,766
186,481	Activision Blizzard, Inc.	2,301,175
14,079	Apple, Inc.(a)	6,426,782
45,747	Automatic Data Processing, Inc.	2,506,021
233,870	EMC Corp.(a)	6,024,491
9,115	Google, Inc., Class A(a)	5,287,703
44,493	Intuit, Inc.	2,511,185
14,779	MasterCard, Inc., Class A	5,254,969
50,185	Motorola Solutions, Inc.	2,329,086
178,110	Oracle Corp.	5,022,702
98,670	QUALCOMM, Inc.	5,803,769
57,483	Visa, Inc., Class A	5,785,089
		51,594,738
	Total Common Stocks (Cost $144,473,215)	170,419,154

	Money Market Fund - 0.1%
212,551	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $212,551)	212,551

	Total Investments (Cost $144,685,766)(b)-100.1%	170,631,705
	Liabilities in excess of other assets-(0.1)%	(209,460)
	Net Assets-100.0%	$170,422,245

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $144,703,738. The net unrealized appreciation was $25,927,967, which consisted of aggregate gross unrealized appreciation of $26,960,047 and aggregate gross unrealized depreciation of $1,032,080.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 4.5%
262,020	General Motors Co.(a)	$6,293,720
180,966	Macy’s, Inc.	6,096,744
333,932	News Corp., Class A	6,287,940
		18,678,404
	Consumer Staples - 12.3%
456,350	Altria Group, Inc.	12,960,340
77,589	Kimberly-Clark Corp.	5,552,269
362,339	Kraft Foods, Inc., Class A	13,877,584
240,504	Kroger Co. (The)	5,714,375
203,861	Procter & Gamble Co. (The)	12,851,397
		50,955,965
	Energy - 11.5%
134,742	Chevron Corp.	13,889,205
188,019	ConocoPhillips	12,824,776
168,272	Exxon Mobil Corp.	14,091,097
216,119	Marathon Oil Corp.	6,783,976
		47,589,054
	Financials - 9.9%
82,080	ACE Ltd.	5,712,768
136,476	Aflac, Inc.	6,582,237
83,511	Chubb Corp. (The)	5,629,477
436,645	JPMorgan Chase & Co.	16,286,859
190,956	MetLife, Inc.	6,746,475
		40,957,816
	Health Care - 24.8%
238,917	Abbott Laboratories	12,937,356
140,655	Aetna, Inc.	6,146,623
97,522	Amgen, Inc.	6,622,719
176,706	Bristol-Myers Squibb Co.	5,697,001
130,243	Cigna Corp.	5,838,794
149,790	Eli Lilly & Co.	5,952,655
65,884	Humana, Inc.	5,864,994
202,964	Johnson & Johnson	13,377,357
375,015	Merck & Co., Inc.	14,348,074
674,017	Pfizer, Inc.	14,423,964
122,037	UnitedHealth Group, Inc.	6,320,296
83,666	WellPoint, Inc.	5,381,397
		102,911,230
	Industrials - 8.9%
70,695	Lockheed Martin Corp.	5,819,612
99,767	Northrop Grumman Corp.	5,791,474
71,078	Parker Hannifin Corp.	5,734,573
123,596	Raytheon Co.	5,931,372
175,047	United Technologies Corp.	13,714,933
		36,991,964
	Information Technology - 10.0%
710,603	Cisco Systems, Inc.	13,949,137
374,793	Dell, Inc.(a)	6,457,684
511,749	Microsoft Corp.	15,111,948
347,654	Symantec Corp.(a)	5,976,172
		41,494,941
	Materials - 3.0%
205,854	International Paper Co.	6,410,293
67,079	PPG Industries, Inc.	6,008,937
		12,419,230
	Telecommunication Services - 3.2%
453,688	AT&T, Inc.	13,342,964

	Utilities - 11.9%
143,265	American Electric Power Co., Inc.	5,667,564
93,240	Consolidated Edison, Inc.	5,497,431
107,648	Dominion Resources, Inc.	5,386,706
269,301	Duke Energy Corp.	5,738,804
140,809	Edison International	5,778,801
127,103	Exelon Corp.	5,056,157
127,072	FirstEnergy Corp.	5,364,980
170,762	Public Service Enterprise Group, Inc.	5,180,919
125,491	Southern Co. (The)	5,717,370
		49,388,732
	Total Investments (Cost $382,463,273)(b)-100.0%	414,730,300
	Liabilities in excess of other assets-(0.0)%	(79,517)
	Net Assets-100.0%	$414,650,783

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $384,105,140. The net unrealized appreciation was $30,625,160, which consisted of aggregate gross unrealized appreciation of $33,835,034 and aggregate gross unrealized depreciation of $3,209,874.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.5%
5,403	Best Buy Co., Inc.	$129,402
15,820	Comcast Corp., Class A	420,654
4,598	Johnson Controls, Inc.	146,078
11,632	News Corp., Class A	219,031
1,927	Omnicom Group, Inc.	87,890
6,614	Staples, Inc.	96,763
2,587	Time Warner Cable, Inc.	190,714
3,003	Viacom, Inc., Class B	141,261
9,561	Walt Disney Co. (The)	371,923
		1,803,716
	Consumer Staples - 11.8%
7,826	Archer-Daniels-Midland Co.	224,058
2,590	Bunge Ltd.	148,329
3,937	Costco Wholesale Corp.	323,897
4,298	General Mills, Inc.	171,189
2,255	H.J. Heinz Co.	116,922
1,890	Kellogg Co.	93,593
3,607	Kimberly-Clark Corp.	258,117
1,281	Lorillard, Inc.	137,567
17,319	Procter & Gamble Co. (The)	1,091,790
7,825	Walgreen Co.	261,042
		2,826,504
	Energy - 4.3%
2,668	Anadarko Petroleum Corp.	215,361
5,024	Chesapeake Energy Corp.	106,157
2,221	Devon Energy Corp.	141,722
2,672	Hess Corp.	150,433
5,320	Spectra Energy Corp.	167,527
5,562	Weatherford International Ltd. (Switzerland)(a)	93,108
4,155	Williams Cos., Inc. (The)	119,747
1,385	WPX Energy, Inc.(a)	22,825
		1,016,880
	Financials - 14.0%
3,398	ACE Ltd.	236,501
8,455	American Express Co.	423,934
1,580	Ameriprise Financial, Inc.	84,609
3,942	Discover Financial Services	107,144
3,965	Marsh & McLennan Cos., Inc.	125,254
7,954	MetLife, Inc.	281,015
4,626	PNC Financial Services Group, Inc.	272,564
5,359	Progressive Corp. (The)	108,681
3,697	State Street Corp.	144,848
45,092	Wells Fargo & Co.	1,317,137
11,815	Weyerhaeuser Co. REIT	236,536
		3,338,223
	Health Care - 23.5%
5,266	AmerisourceBergen Corp.	205,216
5,893	Amgen, Inc.	400,194
3,069	Baxter International, Inc.	170,268
16,936	Bristol-Myers Squibb Co.	546,017
2,349	Cigna Corp.	105,306
2,449	Covidien PLC (Ireland)	126,124
10,784	Eli Lilly & Co.	428,556
2,368	Humana, Inc.	210,799
20,858	Johnson & Johnson	1,374,751
4,118	McKesson Corp.	336,523
4,472	Medco Health Solutions, Inc.(a)	277,353
24,475	Merck & Co., Inc.	936,413
9,873	UnitedHealth Group, Inc.	511,323
		5,628,843
	Industrials - 13.9%
4,112	3M Co.	356,551
5,313	Boeing Co. (The)	394,118
5,471	CSX Corp.	123,371
1,940	Deere & Co.	167,131
4,433	Emerson Electric Co.	227,767
2,927	Fortune Brands Home & Security, Inc.(a)	54,354
3,096	General Dynamics Corp.	214,119
4,815	Honeywell International, Inc.	279,463
3,199	Illinois Tool Works, Inc.	169,643
2,141	Ingersoll-Rand PLC (Ireland)	74,807
2,433	Norfolk Southern Corp.	175,663
2,510	Union Pacific Corp.	286,918
4,398	United Parcel Service, Inc., Class B	332,709
5,842	United Technologies Corp.	457,721
		3,314,335
	Information Technology - 12.1%
19,105	Dell, Inc.(a)	329,179
40,805	Intel Corp.	1,078,068
5,759	International Business Machines Corp.	1,109,183
8,649	Micron Technology, Inc.(a)	65,646
3,278	TE Connectivity Ltd. (Switzerland)	111,780
12,897	Xerox Corp.	99,952
6,541	Yahoo!, Inc.(a)	101,189
		2,894,997
	Materials - 2.9%
1,314	Air Products & Chemicals, Inc.	115,671
6,032	E.I. du Pont de Nemours & Co.	306,968
3,632	Nucor Corp.	161,588
1,189	PPG Industries, Inc.	106,511
		690,738
	Telecommunication Services - 9.3%
75,555	AT&T, Inc.	2,222,073

	Utilities - 0.7%
5,756	PPL Corp.	159,959

	Total Common Stocks and Other Equity Interests (Cost $22,828,792)	23,896,268

	Money Market Fund - 0.1%
18,332	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $18,332)	18,332

	Total Investments (Cost $22,847,124)(b)-100.1%	23,914,600

Liabilities in excess of other assets-(0.1)%	$(12,687)
Net Assets-100.0%	$23,901,913

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,857,802. The net unrealized appreciation was $1,056,798, which consisted of aggregate gross unrealized appreciation of $1,639,490 and aggregate gross unrealized depreciation of $582,692.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 9.6%
122	Amazon.com, Inc.(a)	$23,722
696	DIRECTV, Class A(a)	31,327
1,131	General Motors Co.(a)	27,166
1,198	McDonald’s Corp.	118,662
379	NIKE, Inc., Class B	39,412
471	TJX Cos., Inc. (The)	32,094
411	Yum! Brands, Inc.	26,029
		298,412
	Consumer Staples - 18.3%
2,258	Coca-Cola Co. (The)	152,483
484	Colgate-Palmolive Co.	43,908
2,980	CVS Caremark Corp.	124,415
1,993	PepsiCo, Inc.	130,880
1,600	Philip Morris International, Inc.	119,632
		571,318
	Energy - 10.6%
357	Apache Corp.	35,300
408	Baker Hughes, Inc.	20,045
183	EOG Resources, Inc.	19,424
737	Halliburton Co.	27,107
327	Murphy Oil Corp.	19,489
381	National Oilwell Varco, Inc.	28,187
842	Occidental Petroleum Corp.	84,006
895	Schlumberger Ltd.	67,277
624	Transocean Ltd.	29,515
		330,350
	Financials - 12.0%
534	Aflac, Inc.	25,755
1,585	Annaly Capital Management, Inc. REIT	26,691
1,955	Bank of New York Mellon Corp. (The)	39,354
1,402	Berkshire Hathaway, Inc., Class B(a)	109,875
100	BlackRock, Inc.	18,200
1,158	Charles Schwab Corp. (The)	13,491
90	CME Group, Inc.	21,556
797	Goldman Sachs Group, Inc. (The)	88,842
233	Simon Property Group, Inc. REIT	31,655
		375,419
	Health Care - 8.7%
2,249	Abbott Laboratories	121,783
257	Becton, Dickinson and Co.	20,151
514	Express Scripts, Inc.(a)	26,296
512	Gilead Sciences, Inc.(a)	25,006
1,271	Medtronic, Inc.	49,023
555	Thermo Fisher Scientific, Inc.(a)	29,360
		271,619
	Industrials - 4.7%
645	Caterpillar, Inc.	70,383
430	Danaher Corp.	22,579
2,893	Delta Air Lines, Inc.(a)	30,521
445	Eaton Corp.	21,818
		145,301
	Information Technology - 30.7%
522	Accenture PLC, Class A (Ireland)	29,931
345	Apple, Inc.(a)	157,486
1,495	Applied Materials, Inc.	18,359
540	Automatic Data Processing, Inc.	29,581
6,849	Cisco Systems, Inc.	134,446
1,530	Corning, Inc.	19,691
942	eBay, Inc.(a)	29,767
1,388	EMC Corp.(a)	35,755
132	Google, Inc., Class A(a)	76,575
8,225	Microsoft Corp.	242,884
1,673	Oracle Corp.	47,179
1,020	QUALCOMM, Inc.	59,996
1,150	Texas Instruments, Inc.	37,237
364	Visa, Inc., Class A	36,633
		955,520
	Materials - 4.6%
969	Freeport-McMoRan Copper & Gold, Inc.	44,778
446	Monsanto Co.	36,594
516	Newmont Mining Corp.	31,724
282	Praxair, Inc.	29,948
		143,044
	Telecommunication Services - 0.7%
577	CenturyLink, Inc.	21,366

	Total Common Stocks and Other Equity Interests (Cost $3,025,658)	3,112,349

	Money Market Fund - 1.4%
45,883	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $45,883)	45,883

	Total Investments (Cost $3,071,541)(b)-101.3%	3,158,232
	Liabilities in excess of other assets-(1.3)%	(41,402)
	Net Assets-100.0%	$3,116,830

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $86,691, which consisted of aggregate gross unrealized appreciation of $167,294 and aggregate gross unrealized depreciation of $80,603.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 8.1%
1,304	CBS Corp., Class B	$37,138
7,469	Ford Motor Co.	92,765
3,224	Home Depot, Inc. (The)	143,113
544	Kohl’s Corp.	25,019
2,702	Lowe’s Cos., Inc.	72,495
1,366	Macy’s, Inc.	46,021
1,673	Target Corp.	85,005
2,974	Time Warner, Inc.	110,216
256	Whirlpool Corp.	13,906
		625,678
	Consumer Staples - 11.0%
6,072	Altria Group, Inc.	172,445
1,456	Coca-Cola Enterprises, Inc.	39,006
1,028	ConAgra Foods, Inc.	27,417
3,695	Kraft Foods, Inc., Class A	141,518
2,318	Kroger Co. (The)	55,076
685	Reynolds American, Inc.	26,872
1,660	Safeway, Inc.	36,487
1,140	Sara Lee Corp.	21,831
1,526	Sysco Corp.	45,948
4,659	Wal-Mart Stores, Inc.	285,876
		852,476
	Energy - 21.0%
4,148	Chevron Corp.	427,576
3,972	ConocoPhillips	270,930
8,648	Exxon Mobil Corp.	724,183
848	Kinder Morgan, Inc.	27,534
1,733	Marathon Oil Corp.	54,399
864	Marathon Petroleum Corp.	33,022
688	Sunoco, Inc.	26,392
2,931	Valero Energy Corp.	70,315
		1,634,351
	Financials - 21.9%
1,949	Allstate Corp. (The)	56,229
41,684	Bank of America Corp.	297,207
1,844	BB&T Corp.	50,138
1,139	Capital One Financial Corp.	52,109
704	Chubb Corp. (The)	47,457
8,805	Citigroup, Inc.	270,490
2,434	Fifth Third Bancorp	31,666
1,937	Genworth Financial, Inc., Class A(a)	14,934
2,070	Hartford Financial Services Group, Inc. (The)	36,266
8,889	JPMorgan Chase & Co.	331,560
2,888	KeyCorp	22,440
887	Lincoln National Corp.	19,106
746	Loews Corp.	27,833
3,623	Morgan Stanley	67,569
704	Principal Financial Group, Inc.	19,226
1,040	Prudential Financial, Inc.	59,530
5,255	Regions Financial Corp.	27,431
1,712	SunTrust Banks, Inc.	35,216
1,449	Travelers Cos., Inc. (The)	84,477
4,029	U.S. Bancorp	113,698
770	Unum Group	17,579
847	XL Group PLC (Ireland)	17,169
		1,699,330
	Health Care - 7.5%
935	Aetna, Inc.	40,859
3,908	Boston Scientific Corp.(a)	23,292
1,573	Cardinal Health, Inc.	67,686
17,064	Pfizer, Inc.	365,170
1,359	WellPoint, Inc.	87,411
		584,418
	Industrials - 10.7%
491	FedEx Corp.	44,922
25,612	General Electric Co.	479,200
287	L-3 Communications Holdings, Inc.	20,302
780	Lockheed Martin Corp.	64,210
863	Northrop Grumman Corp.	50,097
493	PACCAR, Inc.	21,791
824	Raytheon Co.	39,544
1,000	Tyco International Ltd. (Switzerland)	50,950
1,329	United Continental Holdings, Inc.(a)	30,700
904	Waste Management, Inc.	31,423
		833,139
	Information Technology - 2.0%
608	Computer Sciences Corp.	15,705
3,774	Hewlett-Packard Co.	105,596
775	Motorola Solutions, Inc.	35,968
		157,269
	Materials - 1.9%
2,642	Alcoa, Inc.	26,843
2,412	Dow Chemical Co. (The)	80,826
1,242	International Paper Co.	38,676
		146,345
	Telecommunication Services - 4.3%
13,346	Sprint Nextel Corp.(a)	28,293
8,180	Verizon Communications, Inc.	308,059
		336,352
	Utilities - 11.6%
2,140	AES Corp. (The)(a)	27,306
1,043	Ameren Corp.	33,000
1,417	American Electric Power Co., Inc.	56,056
806	Consolidated Edison, Inc.	47,522
864	Constellation Energy Group, Inc.	31,475
1,276	Dominion Resources, Inc.	63,851
534	DTE Energy Co.	28,414
3,940	Duke Energy Corp.	83,961
991	Edison International	40,671
568	Entergy Corp.	39,408
1,815	Exelon Corp.	72,201
1,189	FirstEnergy Corp.	50,200
968	NextEra Energy, Inc.	57,935
1,016	PG&E Corp.	41,311
855	Progress Energy, Inc.	46,452
1,372	Public Service Enterprise Group, Inc.	41,626
553	Sempra Energy	31,466
1,777	Southern Co. (The)	80,960

1,196	Xcel Energy, Inc.	$31,814
		905,629
	Total Common Stocks (Cost $7,433,442)	7,774,987

	Money Market Fund - 0.5%
45,216	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $45,216)	45,216

	Total Investments (Cost $7,478,658)(b)-100.5%	7,820,203
	Liabilities in excess of other assets-(0.5)%	(41,979)
	Net Assets-100.0%	$7,778,224

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $341,545, which consisted of aggregate gross unrealized appreciation of $496,338 and aggregate gross unrealized depreciation of $154,793.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.9%
1,476	Advance Auto Parts, Inc.	$113,121
1,147	AMC Networks, Inc., Class A(a)	49,046
400	AutoZone, Inc.(a)	139,152
4,304	Bed Bath & Beyond, Inc.(a)	261,253
2,071	Big Lots, Inc.(a)	81,784
1,413	BorgWarner, Inc.(a)	105,452
4,557	Cablevision Systems Corp., Class A	66,304
3,236	Darden Restaurants, Inc.	148,435
5,987	DISH Network Corp., Class A	167,157
2,721	Dollar General Corp.(a)	115,942
2,127	Dollar Tree, Inc.(a)	180,391
2,431	Family Dollar Stores, Inc.	135,650
7,308	GameStop Corp., Class A(a)	170,715
2,958	Garmin Ltd. (Switzerland)	123,348
2,453	Hasbro, Inc.	85,634
12,302	Interpublic Group of Cos., Inc. (The)	127,080
2,592	Jarden Corp.	87,324
4,591	Marriott International, Inc., Class A	158,160
459	Marriott Vacations Worldwide Corp.(a)	9,524
3,757	Nordstrom, Inc.	185,521
2,191	Penn National Gaming, Inc.(a)	89,699
2,185	PetSmart, Inc.	116,286
2,057	Tenneco, Inc.(a)	66,030
1,586	Tiffany & Co.	101,187
4,158	TRW Automotive Holdings Corp.(a)	156,008
		3,040,203
	Consumer Staples - 6.3%
11,052	Avon Products, Inc.	196,394
2,693	Clorox Co. (The)	184,901
1,808	Corn Products International, Inc.	100,326
1,718	Energizer Holdings, Inc.(a)	132,492
2,170	Estee Lauder Cos., Inc. (The), Class A	125,708
2,960	Hershey Co. (The)	180,797
2,863	Hormel Foods Corp.	82,397
2,172	McCormick & Co., Inc.	109,773
2,217	Whole Foods Market, Inc.	164,125
		1,276,913
	Energy - 8.1%
2,810	Arch Coal, Inc.	40,548
2,775	Diamond Offshore Drilling, Inc.	172,883
10,903	El Paso Corp.	292,964
1,420	Energen Corp.	68,401
2,347	EQT Corp.	118,570
1,897	Forest Oil Corp.(a)	24,661
2,276	HollyFrontier Corp.	66,778
2,002	Newfield Exploration Co.(a)	75,696
2,388	Noble Energy, Inc.	240,400
1,083	Oil States International, Inc.(a)	86,304
1,230	Pioneer Natural Resources Co.	122,139
2,898	QEP Resources, Inc.	82,999
3,141	Southern Union Co.	136,225
1,833	Superior Energy Services, Inc.(a)	52,259
1,359	Tidewater, Inc.	73,182
		1,654,009
	Financials - 19.6%
1,459	Allied World Assurance Co. Holdings AG (Switzerland)	89,772
3,494	Alterra Capital Holdings Ltd. (Bermuda)	84,450
4,687	Aon Corp.	226,991
2,918	Arthur J. Gallagher & Co.	97,286
1,316	AvalonBay Communities, Inc. REIT	178,989
2,801	Boston Properties, Inc. REIT	291,444
4,844	CIT Group, Inc.(a)	184,750
1,440	Cullen/Frost Bankers, Inc.	80,165
5,138	Equity Residential REIT	305,968
1,045	Federal Realty Investment Trust REIT	98,711
3,158	Federated Investors, Inc., Class B	53,939
20,002	Hudson City Bancorp, Inc.	134,613
676	Jones Lang LaSalle, Inc.	53,242
9,322	Kimco Realty Corp. REIT	170,126
2,343	Macerich Co. (The) REIT	127,225
225	Markel Corp.(a)	90,691
2,928	Moody’s Corp.	109,009
5,051	NASDAQ OMX Group, Inc. (The)(a)	125,164
13,253	New York Community Bancorp, Inc.	168,180
5,722	Northern Trust Corp.	235,804
3,487	ProLogis, Inc. REIT	110,573
1,923	Public Storage REIT	267,028
2,047	Raymond James Financial, Inc.	71,645
2,471	Rayonier, Inc. REIT	112,999
6,278	TD Ameritrade Holding Corp.	101,139
2,660	Transatlantic Holdings, Inc.	147,497
3,422	Vornado Realty Trust REIT	276,771
		3,994,171
	Health Care - 10.2%
1,362	AMERIGROUP Corp.(a)	92,630
3,481	Biogen Idec, Inc.(a)	410,480
1,020	C.R. Bard, Inc.	94,370
5,627	Community Health Systems, Inc.(a)	105,225
2,038	DaVita, Inc.(a)	166,729
2,030	DENTSPLY International, Inc.	76,612
5,970	Forest Laboratories, Inc.(a)	189,727
7,489	Health Management Associates, Inc., Class A(a)	48,004
2,093	Henry Schein, Inc.(a)	148,373
1,789	Laboratory Corp. of America Holdings(a)	163,497
2,856	Owens & Minor, Inc.	86,851
24,025	Tenet Healthcare Corp.(a)	127,092
1,984	WellCare Health Plans, Inc.(a)	118,564
4,198	Zimmer Holdings, Inc.	255,028
		2,083,182
	Industrials - 16.4%
2,876	AGCO Corp.(a)	146,475
1,392	Alaska Air Group, Inc.(a)	105,973
1,337	Alliant Techsystems, Inc.	79,431
3,002	Cooper Industries PLC (Ireland)	177,478
2,785	Corrections Corp. of America(a)	65,531
3,637	Dover Corp.	230,622
1,844	Equifax, Inc.	71,861
4,473	Exelis, Inc.	44,685
3,868	Fluor Corp.	217,536

2,419	General Cable Corp.(a)	$74,650
2,379	Goodrich Corp.	296,780
1,107	Hubbell, Inc., Class B	79,660
3,319	Iron Mountain, Inc.	102,292
2,235	ITT Corp.	48,589
3,770	Jacobs Engineering Group, Inc.(a)	168,745
1,804	Kansas City Southern(a)	123,827
3,280	Oshkosh Corp.(a)	79,638
1,410	Pall Corp.	84,149
2,856	Parker Hannifin Corp.	230,422
1,775	Rockwell Automation, Inc.	138,219
2,375	Rockwell Collins, Inc.	137,489
3,277	Shaw Group, Inc. (The)(a)	88,938
1,419	Snap-On, Inc.	80,188
3,640	URS Corp.(a)	149,786
1,076	W.W. Grainger, Inc.	205,236
4,440	Xylem, Inc.	115,040
		3,343,240
	Information Technology - 15.2%
8,728	Activision Blizzard, Inc.	107,703
4,288	Amdocs Ltd. (Guernsey)(a)	126,239
4,674	Analog Devices, Inc.	182,894
6,143	CA, Inc.	158,367
4,617	Electronic Arts, Inc.(a)	85,738
7,351	Fidelity National Information Services, Inc.	209,945
2,845	Fiserv, Inc.(a)	178,922
2,802	Harris Corp.	114,882
7,383	Jabil Circuit, Inc.	167,299
2,285	KLA-Tencor Corp.	116,832
3,142	Linear Technology Corp.	104,691
10,139	LSI Corp.(a)	76,752
5,977	Maxim Integrated Products, Inc.	160,423
7,712	MEMC Electronic Materials, Inc.(a)	35,244
3,311	Microchip Technology, Inc.	122,209
7,437	Motorola Mobility Holdings, Inc.(a)	287,291
6,171	Paychex, Inc.	194,386
13,739	Symantec Corp.(a)	236,173
2,574	Unisys Corp.(a)	53,977
6,498	Western Digital Corp.(a)	236,202
3,667	Xilinx, Inc.	131,462
		3,087,631
	Materials - 6.1%
1,122	Albemarle Corp.	72,156
1,768	Allegheny Technologies, Inc.	80,249
1,566	Cabot Corp.	56,689
2,656	Celanese Corp., Series A	129,374
3,887	Crown Holdings, Inc.(a)	140,204
3,340	Ecolab, Inc.	201,870
957	FMC Corp.	88,695
1,353	International Flavors & Fragrances, Inc.	75,511
1,284	Scotts Miracle-Gro Co. (The), Class A	60,810
1,563	Sigma-Aldrich Corp.	106,347
3,715	Southern Copper Corp.	128,873
6,759	Steel Dynamics, Inc.	107,806
		1,248,584
	Telecommunication Services - 2.4%
35,522	Frontier Communications Corp.	152,034
4,257	Level 3 Communications, Inc.(a)	78,967
21,408	Windstream Corp.	258,395
		489,396
	Utilities - 0.8%
4,952	American Water Works Co., Inc.	167,031

	Total Common Stocks and Other Equity Interests (Cost $20,220,327)	20,384,360

	Money Market Fund - 0.3%
69,216	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $69,216)	69,216

	Total Investments (Cost $20,289,543)(b)-100.3%	20,453,576
	Liabilities in excess of other assets-(0.3)%	(61,259)
	Net Assets-100.0%	$20,392,317

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $20,292,423. The net unrealized appreciation was $161,153, which consisted of aggregate gross unrealized appreciation of $1,527,752 and aggregate gross unrealized depreciation of $1,366,599.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.0%
19,365	Apollo Group, Inc., Class A(a)	$1,014,920
30,613	CarMax, Inc.(a)	931,553
15,132	Coach, Inc.	1,059,997
12,631	Discovery Communications, Inc., Class A(a)	541,617
16,462	Las Vegas Sands Corp.	808,449
29,005	Lear Corp.	1,215,309
16,625	O’Reilly Automotive, Inc.(a)	1,355,104
1,142	Priceline.com, Inc.(a)	604,666
5,062	Ralph Lauren Corp.	769,424
22,089	Ross Stores, Inc.	1,122,563
3,874	Wynn Resorts Ltd.	446,401
		9,870,003
	Consumer Staples - 4.6%
13,738	Church & Dwight Co., Inc.	623,293
17,806	J.M. Smucker Co. (The)	1,402,757
14,879	Mead Johnson Nutrition Co.	1,102,385
11,394	Ralcorp Holdings, Inc.(a)	996,405
		4,124,840
	Energy - 12.2%
12,705	Alpha Natural Resources, Inc.(a)	255,625
24,574	Cameron International Corp.(a)	1,307,337
5,525	Cimarex Energy Co.	322,550
19,699	CONSOL Energy, Inc.	704,042
22,150	Denbury Resources, Inc.(a)	417,749
15,473	FMC Technologies, Inc.(a)	790,825
9,826	Helmerich & Payne, Inc.	606,362
34,519	McDermott International, Inc.(a)	419,751
34,797	Noble Corp. (Switzerland)	1,212,327
11,311	Oceaneering International, Inc.	549,602
20,162	Peabody Energy Corp.	687,323
24,724	Plains Exploration & Production Co.(a)	932,589
8,285	Range Resources Corp.	476,553
22,190	Southwestern Energy Co.(a)	690,997
8,683	Whiting Petroleum Corp.(a)	434,931
25,331	World Fuel Services Corp.	1,149,521
		10,958,084
	Financials - 19.5%
4,563	Affiliated Managers Group, Inc.(a)	458,627
7,239	Alexandria Real Estate Equities, Inc. REIT	524,176
18,865	American Tower Corp. REIT	1,198,116
28,389	CBRE Group, Inc., Class A(a)	547,908
163,439	Chimera Investment Corp. REIT	496,854
9,459	Digital Realty Trust, Inc. REIT	670,265
41,229	First Niagara Financial Group, Inc.	394,561
14,068	Franklin Resources, Inc.	1,492,615
46,601	HCP, Inc. REIT	1,958,640
17,838	Health Care REIT, Inc.	1,020,512
4,790	IntercontinentalExchange, Inc.(a)	548,359
12,747	Leucadia National Corp.	353,857
72,309	MFA Financial, Inc. REIT	530,748
14,441	MSCI, Inc., Class A(a)	470,488
53,732	NYSE Euronext	1,427,122
86,842	People’s United Financial, Inc.	1,070,762
10,466	SL Green Realty Corp. REIT	769,565
20,200	T. Rowe Price Group, Inc.	1,168,368
27,679	UDR, Inc. REIT	720,208
17,318	Validus Holdings Ltd.	555,388
19,235	Ventas, Inc. REIT	1,121,593
		17,498,732
	Health Care - 14.3%
25,805	Agilent Technologies, Inc.(a)	1,095,938
14,447	Alere, Inc.(a)	348,895
17,107	Allergan, Inc.	1,503,876
9,030	Cerner Corp.(a)	549,837
12,484	Endo Pharmaceuticals Holdings, Inc.(a)	464,030
28,799	Hologic, Inc.(a)	587,212
18,790	Hospira, Inc.(a)	647,504
1,498	Intuitive Surgical, Inc.(a)	688,945
20,932	Life Technologies Corp.(a)	1,013,737
42,291	Mylan, Inc.(a)	877,538
27,686	St. Jude Medical, Inc.	1,154,783
26,580	Stryker Corp.	1,473,330
8,054	Varian Medical Systems, Inc.(a)	530,517
60,260	Warner Chilcott PLC, Class A (Ireland)(a)	1,016,586
15,648	Watson Pharmaceuticals, Inc.(a)	917,442
		12,870,170
	Industrials - 17.2%
28,085	AECOM Technology Corp.(a)	642,866
11,977	AMETEK, Inc.	562,919
13,987	BE Aerospace, Inc.(a)	590,252
15,412	C.H. Robinson Worldwide, Inc.	1,060,962
17,727	Cummins, Inc.	1,843,608
16,229	Expeditors International of Washington, Inc.	724,625
18,950	Fastenal Co.	884,586
5,849	Flowserve Corp.	644,384
19,922	Foster Wheeler AG (Switzerland)(a)	447,448
7,216	Joy Global, Inc.	654,419
9,777	Precision Castparts Corp.	1,600,299
37,053	Quanta Services, Inc.(a)	800,345
59,611	Republic Services, Inc.	1,745,410
7,585	Roper Industries, Inc.	708,363
21,120	Spirit Aerosystems Holdings, Inc., Class A(a)	480,269
20,340	Stanley Black & Decker, Inc.	1,427,461
6,655	TransDigm Group, Inc.(a)	695,647
		15,513,863
	Information Technology - 15.6%
44,857	Adobe Systems, Inc.(a)	1,388,324
88,746	Advanced Micro Devices, Inc.(a)	595,486
13,568	Altera Corp.	539,871
12,320	Amphenol Corp., Class A	670,578
12,731	Autodesk, Inc.(a)	458,316
11,195	BMC Software, Inc.(a)	405,707
25,815	Broadcom Corp., Class A(a)	886,487
85,593	Brocade Communications Systems, Inc.(a)	480,177
8,325	Citrix Systems, Inc.(a)	542,873
2,967	First Solar, Inc.(a)	125,445
17,560	Intuit, Inc.	991,086
33,925	Juniper Networks, Inc.(a)	710,050
10,710	Lam Research Corp.(a)	456,139
51,604	Marvell Technology Group Ltd. (Bermuda)(a)	801,410

16,107	NetApp, Inc.(a)	$607,878
46,739	NVIDIA Corp.(a)	690,335
52,267	ON Semiconductor Corp.(a)	454,723
27,192	SanDisk Corp.(a)	1,247,569
17,942	Synopsys, Inc.(a)	523,548
9,520	Teradata Corp.(a)	509,891
49,454	Western Union Co. (The)	944,571
		14,030,464
	Materials - 3.5%
9,531	Airgas, Inc.	752,282
6,403	CF Industries Holdings, Inc.	1,135,764
9,573	Cliffs Natural Resources, Inc.	691,649
11,041	Mosaic Co. (The)	617,965
		3,197,660
	Telecommunication Services - 2.1%
17,950	Crown Castle International Corp.(a)	870,216
42,631	MetroPCS Communications, Inc.(a)	376,858
29,995	NII Holdings, Inc.(a)	603,199
		1,850,273
	Total Common Stocks and Other Equity Interests (Cost $91,470,566)	89,914,089

	Money Market Fund - 0.1%
132,754	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $132,754)	132,754

	Total Investments (Cost $91,603,320)(b)-100.1%	90,046,843
	Liabilities in excess of other assets-(0.1)%	(113,455)
	Net Assets-100.0%	$89,933,388

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $91,620,748. The net unrealized depreciation was $1,573,905, which consisted of aggregate gross unrealized appreciation of $6,498,860 and aggregate gross unrealized depreciation of $8,072,765.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 22.7%
1,913	Abercrombie & Fitch Co., Class A	$87,883
5,653	American Eagle Outfitters, Inc.	79,651
1,969	AutoNation, Inc.(a)	70,411
3,089	Brinker International, Inc.	79,851
7,068	Carnival Corp.	213,454
13,782	D.R. Horton, Inc.	191,845
6,663	Dana Holding Corp.(a)	98,946
1,710	Dillard’s, Inc., Class A	75,667
4,887	Domino’s Pizza, Inc.(a)	159,561
1,643	Expedia, Inc.	53,184
6,087	Foot Locker, Inc.	159,723
16,342	Gannett Co., Inc.	231,566
11,894	Gap, Inc. (The)	225,748
4,876	Genuine Parts Co.	310,991
20,426	Goodyear Tire & Rubber Co. (The)(a)	265,538
1,591	Group 1 Automotive, Inc.	84,864
9,386	H&R Block, Inc.	153,555
3,431	Hanesbrands, Inc.(a)	84,403
5,085	Harley-Davidson, Inc.	224,706
8,301	International Game Technology	132,235
7,481	J.C. Penney Co., Inc.	310,836
5,238	Jones Group, Inc. (The)	47,823
5,334	Leggett & Platt, Inc.	114,468
5,795	Lennar Corp., Class A	124,535
4,250	Liberty Global, Inc., Class A(a)	194,990
19,192	Liberty Media Corp. - Interactive, Class A(a)	328,567
6,601	Limited Brands, Inc.	276,318
9,419	Mattel, Inc.	291,989
7,236	McGraw-Hill Cos., Inc. (The)	332,856
12,754	MGM Resorts International(a)	166,440
2,597	Mohawk Industries, Inc.(a)	158,832
7,222	New York Times Co. (The), Class A(a)	53,804
9,603	Newell Rubbermaid, Inc.	177,367
139	NVR, Inc.(a)	96,362
43,198	Office Depot, Inc.(a)	117,930
7,859	OfficeMax, Inc.(a)	43,460
12,481	PulteGroup, Inc.(a)	92,983
5,497	RadioShack Corp.	39,468
2,478	Rent-A-Center, Inc.	83,806
3,886	Royal Caribbean Cruises Ltd.	105,621
7,860	Saks, Inc.(a)	78,443
3,711	Sears Holdings Corp.(a)	156,419
6,797	Service Corp. International	75,447
2,394	Signet Jewelers Ltd. (United Kingdom)	109,118
2,931	Starwood Hotels & Resorts Worldwide, Inc.	158,977
3,928	Toll Brothers, Inc.(a)	85,670
1,643	Tripadvisor, Inc. (a)	54,071
2,682	VF Corp.	352,656
7,909	Virgin Media, Inc.	188,551
246	Washington Post Co. (The), Class B	93,163
1,763	Williams-Sonoma, Inc.	63,221
4,106	Wyndham Worldwide Corp.	163,255
		7,721,228
	Consumer Staples - 4.7%
4,628	Beam, Inc.	242,091
4,763	Campbell Soup Co.	150,987
6,101	Constellation Brands, Inc., Class A(a)	127,511
4,285	Dr Pepper Snapple Group, Inc.	166,344
3,942	Molson Coors Brewing Co., Class B	169,072
196,026	Rite Aid Corp.(a)	272,476
7,570	Smithfield Foods, Inc.(a)	169,038
15,578	Tyson Foods, Inc., Class A	290,374
		1,587,893
	Energy - 2.5%
3,977	Exterran Holdings, Inc.(a)	36,907
4,635	Frontline Ltd. (Bermuda)	23,314
4,652	Helix Energy Solutions Group, Inc.(a)	76,526
8,323	Nabors Industries Ltd. (Bermuda)(a)	154,974
3,467	Patterson-UTI Energy, Inc.	65,422
2,591	Rowan Cos., Inc.(a)	88,120
829	SEACOR Holdings, Inc. (a)	75,878
10,546	Tesoro Corp.(a)	263,966
1,278	Unit Corp.(a)	57,830
		842,937
	Financials - 22.8%
3,250	American Financial Group, Inc.	119,178
5,562	American International Group, Inc.(a)	139,662
1,145	American National Insurance Co.	83,413
5,205	Apartment Investment & Management Co., Class A REIT	127,835
3,403	Arch Capital Group Ltd.(a)	122,678
3,700	Aspen Insurance Holdings Ltd. (Bermuda)	98,272
7,569	Associated Banc-Corp.	94,310
5,574	Assurant, Inc.	220,730
4,832	Axis Capital Holdings Ltd. (Bermuda)	148,729
1,411	Bank of Hawaii Corp.	64,511
7,176	Brandywine Realty Trust REIT	76,353
1,603	Camden Property Trust REIT	103,393
17,767	CapitalSource, Inc.	122,770
4,711	CBL & Associates Properties, Inc. REIT	81,830
6,999	Cincinnati Financial Corp.	228,727
1,231	City National Corp.	56,478
21,521	CNO Financial Group, Inc.(a)	144,621
7,146	Comerica, Inc.	197,730
2,222	Commerce Bancshares, Inc.	86,258
4,306	CommonWealth REIT	84,699
7,800	DDR Corp. REIT	108,108
9,827	Duke Realty Corp. REIT	131,584
8,638	E*TRADE Financial Corp.(a)	70,745
2,045	Endurance Specialty Holdings Ltd. (Bermuda)	76,483
1,524	Everest Re Group Ltd.	130,150
13,375	Fidelity National Financial, Inc., Class A	243,291
12,400	First Horizon National Corp.	108,252
4,102	FirstMerit Corp.	64,360
6,743	Fulton Financial Corp.	62,642
8,163	General Growth Properties, Inc. REIT	128,812
1,822	Hanover Insurance Group, Inc. (The)	66,248
3,586	HCC Insurance Holdings, Inc.	99,547
6,371	Hospitality Properties Trust REIT	154,369
14,626	Host Hotels & Resorts, Inc. REIT	240,159

32,097	Huntington Bancshares, Inc.	$183,274
4,318	Interactive Brokers Group, Inc., Class A	65,288
9,047	Invesco Ltd. (b)	204,191
10,642	iStar Financial, Inc. REIT(a)	74,281
2,457	Kemper Corp.	73,145
5,257	Legg Mason, Inc.	133,896
3,918	Liberty Property Trust REIT	130,430
3,370	M&T Bank Corp.	268,724
2,835	Mack-Cali Realty Corp. REIT	81,535
4,321	Montpelier Re Holdings Ltd. (Bermuda)	75,056
10,700	Old Republic International Corp.	105,716
3,352	PartnerRe Ltd.	219,288
6,163	PHH Corp.(a)	71,429
6,490	Piedmont Office Realty Trust, Inc., Class A REIT	120,195
3,741	Plum Creek Timber Co., Inc. REIT	145,076
54,657	Popular, Inc.(a)	85,811
2,115	Potlatch Corp. REIT	64,550
4,083	Protective Life Corp.	102,116
1,949	Regency Centers Corp. REIT	80,533
1,768	Reinsurance Group of America, Inc.	96,338
1,711	RenaissanceRe Holdings Ltd. (Bermuda)	125,091
306	Rouse Properties, Inc. REIT(a)	3,782
15,217	SLM Corp.	227,494
1,848	StanCorp Financial Group, Inc.	71,444
64,404	Synovus Financial Corp.	112,063
5,301	TCF Financial Corp.	53,222
3,447	Torchmark Corp.	157,424
5,486	Valley National Bancorp	65,393
3,904	W.R. Berkley Corp.	133,790
3,559	Weingarten Realty Investors REIT	86,377
248	White Mountains Insurance Group Ltd.	111,908
8,334	Zions Bancorp.	140,345
		7,756,132
	Health Care - 4.1%
6,387	CareFusion Corp.(a)	152,968
8,272	Coventry Health Care, Inc.(a)	248,739
6,693	Health Net, Inc.(a)	252,594
3,408	Kindred Healthcare, Inc.(a)	41,816
2,421	LifePoint Hospitals, Inc.(a)	97,300
4,642	Omnicare, Inc.	152,397
2,603	PerkinElmer, Inc.	62,420
3,815	Quest Diagnostics, Inc.	221,575
1,331	Teleflex, Inc.	81,444
1,955	Universal Health Services, Inc., Class B	80,722
		1,391,975
	Industrials - 11.6%
3,994	Avery Dennison Corp.	108,437
9,243	Avis Budget Group, Inc.(a)	132,637
1,514	Carlisle Cos., Inc.	72,263
3,655	Cintas Corp.	135,418
2,014	Con-way, Inc.	63,924
3,317	EMCOR Group, Inc.	95,629
1,819	GATX Corp.	78,108
2,909	Harsco Corp.	64,667
18,330	Hertz Global Holdings, Inc.(a)	249,288
12,175	JetBlue Airways Corp.(a)	72,198
3,942	KBR, Inc.	126,696
3,902	Manpower, Inc.	156,509
17,574	Masco Corp.	212,118
2,797	Navistar International Corp.(a)	121,082
4,128	Owens Corning(a)	139,320
2,657	Pentair, Inc.	97,831
9,166	Pitney Bowes, Inc.	173,879
14,842	R.R. Donnelley & Sons Co.	168,605
2,729	Robert Half International, Inc.	75,566
2,998	Ryder System, Inc.	168,727
4,067	SkyWest, Inc.	52,058
19,395	Southwest Airlines Co.	185,804
1,458	SPX Corp.	101,521
3,992	Terex Corp.(a)	79,042
10,033	Textron, Inc.	255,641
1,218	Thomas & Betts Corp.(a)	86,953
1,999	Timken Co. (The)	97,611
2,329	Trinity Industries, Inc.	73,270
2,925	United Rentals, Inc.(a)	111,852
2,299	United Stationers, Inc.	74,327
18,425	US Airways Group, Inc.(a)	155,507
4,188	USG Corp.(a)	53,774
1,500	WESCO International, Inc.(a)	94,320
		3,934,582
	Information Technology - 7.4%
1,070	Anixter International, Inc.(a)	70,096
9,797	AOL, Inc.(a)	158,809
6,906	Arrow Electronics, Inc.(a)	285,149
8,523	Avnet, Inc.(a)	297,197
2,105	Diebold, Inc.	66,707
2,651	IAC/InterActiveCorp.	114,179
4,056	Insight Enterprises, Inc.(a)	74,874
3,116	Lexmark International, Inc., Class A	108,748
4,842	NCR Corp.(a)	90,691
11,644	SAIC, Inc.(a)	149,742
9,888	Sanmina-SCI Corp.(a)	108,570
18,579	Seagate Technology PLC (Ireland)	392,760
2,379	SYNNEX Corp.(a)	86,072
5,899	Tech Data Corp.(a)	306,276
6,602	Total System Services, Inc.	141,547
4,512	Vishay Intertechnology, Inc.(a)	55,407
		2,506,824
	Materials - 8.5%
5,557	AK Steel Holding Corp.	52,458
3,812	Ashland, Inc.	240,385
4,061	Ball Corp.	159,435
3,574	Bemis Co., Inc.	111,795
6,804	Commercial Metals Co.	97,569
1,368	Cytec Industries, Inc.	68,209
3,308	Eastman Chemical Co.	166,459
8,030	Huntsman Corp.	102,222
936	Martin Marietta Materials, Inc.	77,229
6,526	MeadWestvaco Corp.	192,125
6,740	Owens-Illinois, Inc.(a)	162,097
3,000	Packaging Corp. of America	84,420
2,344	Reliance Steel & Aluminum Co.	124,701
1,502	Rockwood Holdings, Inc.(a)	75,851
4,067	RPM International, Inc.	101,797
4,943	Sealed Air Corp.	98,514
1,914	Sherwin-Williams Co. (The)	186,672
3,257	Sonoco Products Co.	101,944
7,529	Temple-Inland, Inc.	240,100
5,405	United States Steel Corp.	163,177
2,158	Valspar Corp. (The)	93,312
3,976	Vulcan Materials Co.	174,387
		2,874,858

	Telecommunication Services - 0.2%
2,866	Telephone & Data Systems, Inc.	$75,376

	Utilities - 15.5%
3,137	AGL Resources, Inc.	130,217
4,303	Alliant Energy Corp.	182,404
4,517	Atmos Energy Corp.	146,396
13,398	Calpine Corp.(a)	195,611
16,511	CenterPoint Energy, Inc.	304,958
9,180	CMS Energy Corp.	200,399
18,893	Dynegy, Inc.(a)	35,141
51,208	GenOn Energy, Inc.(a)	109,073
6,466	Great Plains Energy, Inc.	133,329
4,110	Hawaiian Electric Industries, Inc.	106,655
4,164	Integrys Energy Group, Inc.	216,153
6,398	MDU Resources Group, Inc.	136,789
1,484	National Fuel Gas Co.	74,616
15,669	NiSource, Inc.	356,156
6,151	Northeast Utilities	213,747
3,363	NSTAR	151,100
8,596	NV Energy, Inc.	139,255
2,969	OGE Energy Corp.	156,941
3,724	ONEOK, Inc.	309,688
14,838	Pepco Holdings, Inc.	291,715
2,344	Piedmont Natural Gas Co., Inc.	77,164
4,954	Pinnacle West Capital Corp.	234,126
5,139	PNM Resources, Inc.	91,526
3,488	Portland General Electric Co.	86,991
7,481	Questar Corp.	144,234
5,117	SCANA Corp.	229,395
7,981	TECO Energy, Inc.	144,057
4,327	UGI Corp.	116,440
3,729	Vectren Corp.	106,612
4,632	Westar Energy, Inc.	131,734
2,077	WGL Holdings, Inc.	88,584
6,346	Wisconsin Energy Corp.	215,764
		5,256,970
	Total Common Stocks and Other Equity Interests (Cost $33,345,742)	33,948,775

	Money Market Fund - 0.2%
82,164	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,164)	82,164

	Total Investments (Cost $33,427,906) (c)-100.2%	34,030,939
	Liabilities in excess of other assets-(0.2)%	(75,416)
	Net Assets-100.0%	$33,955,523

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the nine months ended January 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2011	Cost	Sales	Appreciation	Gain (Loss)	January 31, 2012	Income
Invesco Ltd.	$—	$206,396	$(2,847)	$1,023	$(381)	$204,191	$2,117

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $33,428,319. The net unrealized appreciation was unrealized appreciation was $602,620, which consisted of aggregate gross unrealized appreciation of $2,535,638 and aggregate gross unrealized depreciation of $1,933,018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.2%
2,120	AFC Enterprises, Inc.(a)	$35,722
1,385	AH Belo Corp., Class A	8,227
3,011	American Axle & Manufacturing Holdings, Inc.(a)	36,313
348	America’s Car-Mart, Inc.(a)	13,203
465	Arbitron, Inc.	16,605
2,527	Bon-Ton Stores, Inc. (The)	10,260
1,725	Carter’s, Inc.(a)	72,312
4,395	Chico’s FAS, Inc.	50,279
456	Choice Hotels International, Inc.	16,571
3,383	Cinemark Holdings, Inc.	66,713
739	Citi Trends, Inc.(a)	6,666
1,001	Coinstar, Inc.(a)	49,780
390	Columbia Sportswear Co.	17,882
419	CPI Corp.	666
3,490	dELiA*s, Inc.(a)	3,734
1,342	Education Management Corp.(a)	34,261
856	Express, Inc.(a)	18,524
2,244	hhgregg, Inc.(a)	22,844
573	Hibbett Sports, Inc.(a)	27,464
2,314	Hillenbrand, Inc.	54,263
1,092	Interval Leisure Group, Inc.(a)	14,851
1,070	John Wiley & Sons, Inc., Class A	48,567
617	Kirkland’s, Inc.(a)	9,236
1,302	Krispy Kreme Doughnuts, Inc.(a)	9,544
1,869	Leapfrog Enterprises, Inc.(a)	10,822
1,456	Life Time Fitness, Inc.(a)	71,548
1,091	Lincoln Educational Services Corp.	9,524
5,602	Lions Gate Entertainment Corp. (Canada)(a)	56,468
6,876	Live Nation Entertainment, Inc.(a)	70,685
3,889	LodgeNet Interactive Corp.(a)	14,000
611	Maidenform Brands, Inc.(a)	12,220
2,618	Orient-Express Hotels Ltd., Class A(a)	22,148
620	Overstock.com, Inc.(a)	4,191
723	P.F. Chang’s China Bistro, Inc.	23,541
1,706	Polaris Industries, Inc.	109,866
1,099	PVH Corp.	84,832
5,282	Sally Beauty Holdings, Inc.(a)	108,915
1,477	Select Comfort Corp.(a)	37,043
1,274	Shuffle Master, Inc.(a)	16,307
3,543	Smith & Wesson Holding Corp.(a)	18,211
401	Steiner Leisure Ltd.(a)	19,801
641	Steven Madden Ltd.(a)	26,371
765	Tempur-Pedic International, Inc.(a)	51,033
1,849	Texas Roadhouse, Inc.	28,031
2,137	Thor Industries, Inc.	65,520
1,190	Tractor Supply Co.	96,116
1,650	Tupperware Brands Corp.	103,686
392	Universal Electronics, Inc.(a)	7,252
670	Universal Technical Institute, Inc.(a)	9,347
1,478	ValueVision Media, Inc., Class A(a)	2,335
1,328	Warnaco Group, Inc. (The)(a)	77,356
497	Weight Watchers International, Inc.	37,837
4,323	Wet Seal, Inc. (The), Class A(a)	15,131
		1,854,624
	Consumer Staples - 7.0%
1,048	Andersons, Inc. (The)	42,496
1,696	B&G Foods, Inc.	38,431
1,412	Brown-Forman Corp., Class B	114,669
419	Calavo Growers, Inc.	11,397
681	Cal-Maine Foods, Inc.	25,851
2,462	Casey’s General Stores, Inc.	125,414
6,916	Central European Distribution Corp.(a)	28,356
4,616	Flowers Foods, Inc.	89,320
1,211	Hain Celestial Group, Inc. (The)(a)	46,732
2,197	Herbalife Ltd. (Cayman Islands)	127,162
425	Inter Parfums, Inc.	7,097
438	J & J Snack Foods Corp.	22,351
534	National Beverage Corp.(a)	8,934
1,684	Nu Skin Enterprises, Inc., Class A	84,116
659	Omega Protein Corp.(a)	5,674
608	Revlon, Inc., Class A(a)	9,582
953	Sanderson Farms, Inc.	48,546
1,164	TreeHouse Foods, Inc.(a)	65,813
1,785	United Natural Foods, Inc.(a)	78,629
3,424	Vector Group Ltd.	59,612
477	WD-40 Co.	20,864
		1,061,046
	Energy - 5.3%
838	Berry Petroleum Co., Class A	37,718
1,710	Bill Barrett Corp.(a)	47,230
1,577	Bristow Group, Inc.	77,368
3,299	Cabot Oil & Gas Corp.	105,238
6,946	Cal Dive International, Inc.(a)	20,907
1,403	Callon Petroleum Co.(a)	8,418
2,985	Cloud Peak Energy, Inc.(a)	56,566
2,282	Complete Production Services, Inc.(a)	76,903
3,285	CVR Energy, Inc.(a)	81,928
1,442	ENGlobal Corp.(a)	3,028
3,146	EXCO Resources, Inc.	24,728
1,210	Geokinetics, Inc.(a)	2,843
435	Gulf Island Fabrication, Inc.	13,202
986	Gulfmark Offshore, Inc., Class A(a)	45,080
9,081	Hercules Offshore, Inc.(a)	40,774
1,376	Matrix Service Co.(a)	16,017
3,956	Newpark Resources, Inc.(a)	32,202
1,899	PetroQuest Energy, Inc.(a)	12,192
393	Resolute Energy Corp.(a)	4,421
806	Rosetta Resources, Inc.(a)	38,680
1,574	VAALCO Energy, Inc.(a)	9,790
1,362	W&T Offshore, Inc.	29,433
628	Westmoreland Coal Co.(a)	7,599
2,713	Willbros Group, Inc.(a)	11,557
		803,822
	Financials - 21.3%
1,513	Acadia Realty Trust REIT	31,803
536	American Safety Insurance Holdings Ltd. (Bermuda)(a)	11,658
864	AMERISAFE, Inc.(a)	21,237
8,893	Anworth Mortgage Asset Corp. REIT	57,805
5,343	Ashford Hospitality Trust, Inc. REIT	48,140

737	Berkshire Hills Bancorp, Inc.	$16,671
5,355	BioMed Realty Trust, Inc. REIT	99,442
1,022	BOK Financial Corp.	56,925
2,049	BRE Properties, Inc. REIT	106,179
2,934	Brown & Brown, Inc.	66,837
372	Bryn Mawr Bank Corp.	7,481
12,334	Capital Trust, Inc., Class A REIT(a)	32,932
1,411	Capitol Federal Financial, Inc.	16,297
5,531	Capstead Mortgage Corp. REIT	71,626
655	Cardinal Financial Corp.	7,343
1,024	Cash America International, Inc.	44,913
674	CBOE Holdings, Inc.	17,248
1,032	Centerstate Banks, Inc.	7,276
1,107	Citizens, Inc.(a)	11,413
456	CNB Financial Corp.	7,529
1,335	Columbia Banking System, Inc.	28,035
2,457	Corporate Office Properties Trust REIT	59,533
4,404	Cowen Group, Inc., Class A(a)	11,891
1,326	DFC Global Corp.(a)	26,122
4,336	Douglas Emmett, Inc. REIT	90,666
936	EastGroup Properties, Inc. REIT	44,460
2,631	Eaton Vance Corp.	67,590
1,561	Entertainment Properties Trust REIT	69,418
852	Erie Indemnity Co., Class A	65,323
788	Essex Property Trust, Inc. REIT	113,472
2,510	Extra Space Storage, Inc. REIT	66,063
443	Federal Agricultural Mortgage Corp., Class C	8,594
1,605	First California Financial Group, Inc.(a)	7,062
2,067	First Financial Bancorp	35,924
934	First Financial Bankshares, Inc.	31,831
246	First of Long Island Corp. (The)	6,541
2,195	First Potomac Realty Trust REIT	32,662
5,355	Flagstone Reinsurance Holdings SA (Luxembourg)	46,749
1,368	Flushing Financial Corp.	17,935
2,901	Forest City Enterprises, Inc., Class A(a)	38,090
149	GAMCO Investors, Inc., Class A	6,929
874	Getty Realty Corp. REIT	14,648
3,222	Glacier Bancorp, Inc.	45,011
492	Gladstone Commercial Corp. REIT	8,915
4,110	Glimcher Realty Trust REIT	39,579
916	Hallmark Financial Services, Inc.(a)	6,339
2,771	Highwoods Properties, Inc. REIT	91,692
815	Independent Bank Corp.	22,608
3,828	Investors Real Estate Trust REIT	28,404
1,855	Kilroy Realty Corp. REIT	77,224
575	Lakeland Financial Corp.	14,571
2,789	LaSalle Hotel Properties REIT	75,442
8,005	Lexington Realty Trust REIT	68,843
764	LTC Properties, Inc. REIT	24,410
2,203	Meadowbrook Insurance Group, Inc.	21,964
1,004	Mid-America Apartment Communities, Inc. REIT	64,176
1,209	Monmouth Real Estate Investment Corp., Class A REIT	11,256
396	National Health Investors, Inc. REIT	19,170
2,940	National Retail Properties, Inc. REIT	79,409
844	New York Mortgage Trust, Inc. REIT	5,976
1,527	Northwest Bancshares, Inc.	18,813
416	OmniAmerican Bancorp, Inc.(a)	6,843
2,408	Oriental Financial Group, Inc.	27,548
278	Orrstown Financial Services, Inc.	2,104
614	PICO Holdings, Inc.(a)	13,551
1,418	Pinnacle Financial Partners, Inc.(a)	23,879
781	Piper Jaffray Cos.(a)	17,377
607	PS Business Parks, Inc. REIT	37,719
2,838	Realty Income Corp. REIT	103,303
2,630	Sabra Health Care REIT, Inc. REIT	37,399
346	Safeguard Scientifics, Inc.(a)	5,501
358	Saul Centers, Inc. REIT	12,759
499	SCBT Financial Corp.	15,434
3,522	SEI Investments Co.	64,699
687	Southside Bancshares, Inc.	14,702
1,815	Sterling Financial Corp.(a)	33,323
1,233	SVB Financial Group(a)	71,563
6,468	Symetra Financial Corp.	59,635
1,334	Taubman Centers, Inc. REIT	89,418
1,031	Texas Capital Bancshares, Inc.(a)	32,703
987	TowneBank	13,028
1,405	UMB Financial Corp.	54,205
418	United Financial Bancorp, Inc.	6,747
227	Universal Health Realty Income Trust REIT	9,078
489	Washington Banking Co.	6,474
2,440	Washington REIT	72,712
1,276	Westfield Financial, Inc.	10,195
490	World Acceptance Corp.(a)	31,223
		3,227,217
	Health Care - 8.1%
5,746	Alliance HealthCare Services, Inc.(a)	6,550
1,740	Amedisys, Inc.(a)	18,270
1,885	Amylin Pharmaceuticals, Inc.(a)	26,824
335	Analogic Corp.	19,005
580	Bio-Rad Laboratories, Inc., Class A(a)	58,905
3,334	Brookdale Senior Living, Inc.(a)	58,678
325	Cantel Medical Corp.	10,260
2,768	Centene Corp.(a)	125,114
593	Chemed Corp.	33,291
189	Computer Programs & Systems, Inc.	10,820
959	Cooper Cos., Inc. (The)	69,182
1,768	Covance, Inc.(a)	77,456
779	Emeritus Corp.(a)	13,601
1,044	Enzon Pharmaceuticals, Inc.(a)	7,444
1,363	eResearchTechnology, Inc.(a)	7,551
2,943	Five Star Quality Care, Inc.(a)	10,683
1,741	Gentiva Health Services, Inc.(a)	12,640
1,007	Greatbatch, Inc.(a)	23,584
566	Haemonetics Corp.(a)	36,767
1,026	Hanger Orthopedic Group, Inc.(a)	20,099
2,542	HealthSouth Corp.(a)	49,035
336	ICU Medical, Inc.(a)	15,614
267	Landauer, Inc.	15,171
815	Merit Medical Systems, Inc.(a)	11,500
1,593	Molina Healthcare, Inc.(a)	48,762
650	Orthofix International NV (Netherlands)(a)	26,097
2,411	Patterson Cos., Inc.	77,658
2,033	PSS World Medical, Inc.(a)	49,341
2,654	RTI Biologics, Inc.(a)	9,156
1,886	STERIS Corp.	56,731
648	Team Health Holdings, Inc.(a)	13,349
1,624	Triple-S Management Corp., Class B(a)	34,640
2,301	Universal American Corp.	25,288
354	US Physical Therapy, Inc.	7,222
2,847	VCA Antech, Inc.(a)	63,716

1,029	West Pharmaceutical Services, Inc.	$41,654
1,559	Wright Medical Group, Inc.(a)	26,425
		1,218,083
	Industrials - 22.7%
1,940	AAR Corp.	41,109
1,611	Actuant Corp., Class A	40,839
208	Advisory Board Co. (The)(a)	15,866
6,769	Aircastle Ltd. (Bermuda)	95,443
784	Altra Holdings, Inc.(a)	15,045
1,029	Atlas Air Worldwide Holdings, Inc.(a)	49,016
2,478	Brink’s Co. (The)	69,855
6,974	Cenveo, Inc.(a)	23,363
960	Ceradyne, Inc.(a)	31,766
1,103	CLARCOR, Inc.	56,705
1,178	Coleman Cable, Inc.(a)	12,640
1,987	Comfort Systems USA, Inc.	23,764
1,341	Copart, Inc.(a)	63,081
360	Cubic Corp.	16,646
1,328	Dolan Co. (The)(a)	12,523
1,287	Donaldson Co., Inc.	93,050
539	Douglas Dynamics, Inc.	7,336
1,018	Dun & Bradstreet Corp. (The)	84,301
266	Dynamic Materials Corp.	5,879
11,123	Eagle Bulk Shipping, Inc.(a)	15,795
1,687	EnerSys(a)	48,889
695	ESCO Technologies, Inc.	20,899
1,194	Esterline Technologies Corp.(a)	73,013
702	Forward Air Corp.	24,570
495	Franklin Electric Co., Inc.	24,780
2,050	FTI Consulting, Inc.(a)	87,781
942	Gardner Denver, Inc.	70,273
4,972	Genco Shipping & Trading Ltd.(a)	34,804
2,959	GenCorp, Inc.(a)	16,245
1,067	Generac Holdings, Inc.(a)	31,007
2,445	Geo Group, Inc. (The)(a)	42,983
601	Global Power Equipment Group, Inc.(a)	15,416
350	Gorman-Rupp Co. (The)	10,983
1,255	Graco, Inc.	57,705
2,088	Great Lakes Dredge & Dock Corp.	13,363
6,032	Hawaiian Holdings, Inc.(a)	41,983
1,661	Healthcare Services Group, Inc.	31,044
731	Heidrick & Struggles International, Inc.	16,067
2,852	Hexcel Corp.(a)	71,500
651	Houston Wire & Cable Co.	9,290
1,269	HUB Group, Inc., Class A(a)	43,438
245	Hurco Cos., Inc.(a)	5,775
929	Huron Consulting Group, Inc.(a)	34,819
2,065	IDEX Corp.	83,674
1,402	Interface, Inc., Class A	18,633
2,153	J.B. Hunt Transport Services, Inc.	109,954
4,353	KAR Auction Services, Inc.(a)	64,163
1,031	Kaydon Corp.	35,178
1,326	Kirby Corp.(a)	88,537
1,537	Knight Transportation, Inc.	27,066
1,564	Knoll, Inc.	24,961
1,001	Layne Christensen Co.(a)	23,253
391	LB Foster Co., Class A	11,671
2,300	Lincoln Electric Holdings, Inc.	98,785
328	LMI Aerospace, Inc.(a)	6,491
2,439	Macquarie Infrastructure Co. LLC	67,243
1,407	Mobile Mini, Inc.(a)	29,266
1,664	Moog, Inc., Class A(a)	70,920
903	MSC Industrial Direct Co., Class A	68,646
422	Multi-Color Corp.	9,668
820	MYR Group, Inc.(a)	16,384
2,341	Nielsen Holdings NV (Netherlands)(a)	67,842
764	Nordson Corp.	34,640
1,316	Old Dominion Freight Line, Inc.(a)	56,088
1,810	On Assignment, Inc.(a)	20,290
2,286	Orbital Sciences Corp.(a)	33,124
1,250	Orion Marine Group, Inc.(a)	9,050
437	Powell Industries, Inc.(a)	15,125
2,285	RailAmerica, Inc.(a)	34,138
502	RBC Bearings, Inc.(a)	22,730
1,158	Regal-Beloit Corp.	65,740
543	Robbins & Myers, Inc.	26,368
826	Standard Parking Corp.(a)	14,604
834	Sterling Construction Co., Inc.(a)	10,016
259	Sun Hydraulics Corp.	7,275
1,448	Sykes Enterprises, Inc.(a)	25,383
1,003	TAL International Group, Inc.	33,410
1,306	Teledyne Technologies, Inc.(a)	74,128
2,223	Tetra Tech, Inc.(a)	51,418
309	Textainer Group Holdings Ltd.	9,761
216	Trex Co., Inc.(a)	5,361
1,027	Triumph Group, Inc.	64,259
3,272	Tutor Perini Corp.(a)	49,702
2,579	Ultrapetrol Bahamas Ltd.(a)	6,912
701	US Ecology, Inc.	13,123
3,871	UTi Worldwide, Inc. (British Virgin Islands)	57,639
391	Vicor Corp.	3,492
268	VSE Corp.	7,024
702	Wabtec Corp.	48,291
853	Watsco, Inc.	58,831
1,443	Woodward, Inc.	60,577
		3,441,483
	Information Technology - 12.7%
588	ACI Worldwide, Inc.(a)	17,863
1,216	Actuate Corp.(a)	7,004
899	ADTRAN, Inc.	31,132
1,181	Advanced Energy Industries, Inc.(a)	12,566
1,135	Alliance Data Systems Corp.(a)	125,758
451	Anaren, Inc.(a)	7,856
4,847	Arris Group, Inc.(a)	56,613
1,264	ATMI, Inc.(a)	29,552
306	Badger Meter, Inc.	9,835
597	Booz Allen Hamilton Holding Corp.(a)	10,507
7,029	Brightpoint, Inc.(a)	82,380
824	Cardtronics, Inc.(a)	21,053
204	Cass Information Systems, Inc.	8,058
802	Cognex Corp.	33,323
525	Coherent, Inc.(a)	29,337
825	Cohu, Inc.	10,832
522	Computer Task Group, Inc.(a)	7,532
1,499	Comtech Telecommunications Corp.	46,259
1,322	Cray, Inc.(a)	9,862
1,298	CSG Systems International, Inc.(a)	21,118
624	Cymer, Inc.(a)	31,069
1,969	Cypress Semiconductor Corp.(a)	33,857
1,206	Daktronics, Inc.	13,194
806	DealerTrack Holdings, Inc.(a)	22,028
1,629	EchoStar Corp., Class A(a)	42,729
5,500	Energy Conversion Devices, Inc.(a)	5,555
3,617	Entegris, Inc.(a)	34,651

2,111	Euronet Worldwide, Inc.(a)	$38,758
656	Fabrinet (Cayman Islands)(a)	10,804
1,020	FEI Co.(a)	44,941
1,279	Global Payments, Inc.	63,976
760	GSI Group, Inc. (Canada)(a)	8,778
1,951	Heartland Payment Systems, Inc.	46,824
1,023	Integrated Silicon Solution, Inc.(a)	9,995
1,775	Internap Network Services Corp.(a)	11,910
1,788	International Rectifier Corp.(a)	40,766
817	Intevac, Inc.(a)	6,806
1,613	Jack Henry & Associates, Inc.	55,165
1,753	Kemet Corp.(a)	16,110
1,338	Kopin Corp.(a)	5,191
3,008	Lender Processing Services, Inc.	50,023
391	Littelfuse, Inc.	19,828
459	Manhattan Associates, Inc.(a)	20,146
1,139	ManTech International Corp., Class A	40,036
687	MAXIMUS, Inc.	30,936
3,020	Mentor Graphics Corp.(a)	41,887
433	Mercury Computer Systems, Inc.(a)	5,798
857	Micrel, Inc.	9,907
111	MicroStrategy, Inc., Class A(a)	12,778
1,139	MKS Instruments, Inc.	34,341
571	MoneyGram International, Inc.(a)	10,598
702	Monotype Imaging Holdings, Inc.(a)	10,958
795	Move, Inc.(a)	5,724
400	Multi-Fineline Electronix, Inc.(a)	9,944
284	NCI, Inc., Class A(a)	2,079
1,015	NETGEAR, Inc.(a)	40,417
2,169	Novatel Wireless, Inc.(a)	6,225
864	OmniVision Technologies, Inc.(a)	11,500
1,736	Online Resources Corp.(a)	4,670
557	OSI Systems, Inc.(a)	29,928
914	Pericom Semiconductor Corp.(a)	7,312
1,706	Plexus Corp.(a)	61,843
1,211	PRGX Global, Inc.(a)	7,351
1,489	Quest Software, Inc.(a)	30,301
680	Rofin-Sinar Technologies, Inc.(a)	19,292
434	Rogers Corp.(a)	16,679
766	Rudolph Technologies, Inc.(a)	7,836
1,829	S1 Corp.(a)	17,851
858	Semtech Corp.(a)	24,453
2,663	Take-Two Interactive Software, Inc.(a)	41,543
675	TechTarget, Inc.(a)	4,691
2,460	TeleCommunication Systems, Inc., Class A(a)	5,756
1,189	TeleTech Holdings, Inc.(a)	20,165
1,941	Tessera Technologies, Inc.(a)	38,432
1,581	TNS, Inc.(a)	29,154
477	Tyler Technologies, Inc.(a)	16,757
850	Ultra Clean Holdings, Inc.(a)	6,248
1,306	Zebra Technologies Corp., Class A(a)	49,445
		1,924,379
	Materials - 7.3%
797	AMCOL International Corp.	22,762
1,945	AptarGroup, Inc.	101,957
1,065	Clearwater Paper Corp.(a)	38,894
142	Deltic Timber Corp.	9,673
14,972	Graphic Packaging Holding Co.(a)	75,010
1,043	Greif, Inc., Class A	50,533
1,468	Horsehead Holding Corp.(a)	15,972
776	Innophos Holdings, Inc.	38,738
979	Kaiser Aluminum Corp.	48,343
841	Koppers Holdings, Inc.	31,949
665	Kraton Performance Polymers, Inc.(a)	18,913
699	Materion Corp.(a)	20,557
278	NewMarket Corp.	60,101
1,964	OM Group, Inc.(a)	53,283
2,688	Omnova Solutions, Inc.(a)	13,332
4,659	PolyOne Corp.	67,183
413	Quaker Chemical Corp.	18,296
1,310	Rock-Tenn Co., Class A	81,037
862	Schnitzer Steel Industries, Inc., Class A	37,609
661	Schweitzer-Mauduit International, Inc.	45,959
1,794	Silgan Holdings, Inc.	74,559
3,371	Solutia, Inc.(a)	92,702
372	Stepan Co.	31,970
308	Universal Stainless & Alloy Products, Inc.(a)	12,237
546	Westlake Chemical Corp.	31,914
795	Zep, Inc.	13,022
		1,106,505
	Telecommunication Services - 0.9%
1,135	Lumos Networks Corp.	17,059
1,128	NTELOS Holdings Corp.	25,752
621	Shenandoah Telecommunications Co.	6,129
4,156	tw telecom, inc.(a)	83,744
		132,684
	Utilities - 2.5%
4,343	Aqua America, Inc.	95,807
352	Chesapeake Utilities Corp.	15,143
2,654	Cleco Corp.	105,523
606	Middlesex Water Co.	11,447
597	Ormat Technologies, Inc.	9,701
936	South Jersey Industries, Inc.	51,368
2,536	UIL Holdings Corp.	87,695
345	York Water Co.	6,141
		382,825
	Total Common Stocks and Other Equity Interests (Cost $14,874,638)	15,152,668

	Money Market Fund - 0.4%
68,297	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $68,297)	68,297

	Total Investments (Cost $14,942,935)(b)-100.4%	15,220,965
	Liabilities in excess of other assets-(0.4)%	(62,916)
	Net Assets-100.0%	$15,158,049

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $14,943,393. The net unrealized appreciation was $277,572, which consisted of aggregate gross unrealized appreciation of $1,318,575 and aggregate gross unrealized depreciation of $1,041,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.4%
10,390	Aeropostale, Inc.(a)	$170,084
702	American Public Education, Inc.(a)	28,220
7,056	Ascena Retail Group, Inc.(a)	249,571
4,610	Bally Technologies, Inc.(a)	194,634
1,172	BJ’s Restaurants, Inc.(a)	58,635
602	Blue Nile, Inc.(a)	24,291
3,679	Buckle, Inc. (The)	160,515
1,346	Buffalo Wild Wings, Inc.(a)	89,590
1,174	Capella Education Co.(a)	49,695
5,850	Crocs, Inc.(a)	111,267
1,575	Deckers Outdoor Corp.(a)	127,339
3,968	DeVry, Inc.	149,832
8,979	Dick’s Sporting Goods, Inc.	370,025
2,314	Digital Generation, Inc.(a)	32,165
1,954	DineEquity, Inc.(a)	92,854
991	Dorman Products, Inc.(a)	43,019
6,427	DreamWorks Animation SKG, Inc., Class A(a)	114,079
1,574	DSW, Inc., Class A	78,653
2,457	Fossil, Inc.(a)	233,538
1,385	Fuel Systems Solutions, Inc.(a)	28,905
8,732	Gentex Corp.	234,629
1,622	G-III Apparel Group Ltd.(a)	37,030
2,852	Grand Canyon Education, Inc.(a)	47,857
5,231	Guess?, Inc.	156,930
5,969	Iconix Brand Group, Inc.(a)	109,889
1,146	iRobot Corp.(a)	37,864
3,296	ITT Educational Services, Inc.(a)	217,108
2,357	Jos. A. Bank Clothiers, Inc.(a)	112,547
1,213	K12, Inc.(a)	27,159
4,413	Knology, Inc.(a)	66,504
12,517	LKQ Corp.(a)	408,054
2,193	Lumber Liquidators Holdings, Inc.(a)	46,842
1,924	Monro Muffler Brake, Inc.	80,693
993	Morningstar, Inc.	59,302
6,312	National CineMedia, Inc.	85,969
1,586	Panera Bread Co., Class A(a)	235,124
996	Peet’s Coffee & Tea, Inc.(a)	60,577
1,587	PetMed Express, Inc.	19,790
1,524	Rue21, Inc.(a)	36,896
5,031	Scripps Networks Interactive, Inc., Class A	218,144
952	Shutterfly, Inc.(a)	22,581
3,210	Sotheby’s	107,631
1,085	Strayer Education, Inc.	118,048
1,387	Sturm Ruger & Co., Inc.	54,995
2,652	True Religion Apparel, Inc.(a)	96,108
1,830	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	139,483
1,424	Under Armour, Inc., Class A(a)	113,379
9,222	Valassis Communications, Inc.(a)	209,800
2,443	Vitamin Shoppe, Inc.(a)	104,414
73,985	Wendy’s Co. (The)	346,990
5,450	WMS Industries, Inc.(a)	119,300
1,547	Zumiez, Inc.(a)	44,182
		6,182,730
	Consumer Staples - 2.5%
1,792	Adecoagro SA (Luxembourg)(a)	16,433
402	Boston Beer Co., Inc. (The), Class A(a)	40,220
6,193	Darling International, Inc.(a)	94,629
1,267	Diamond Foods, Inc.	46,043
1,130	Fresh Market, Inc. (The)(a)	48,658
1,717	Green Mountain Coffee Roasters, Inc.(a)	91,585
3,414	Monster Beverage Corp.(a)	356,797
2,330	PriceSmart, Inc.	155,294
9,590	Smart Balance, Inc.(a)	50,827
		900,486
	Energy - 7.5%
861	Approach Resources, Inc.(a)	30,247
7,494	ATP Oil & Gas Corp.(a)	52,758
5,057	Atwood Oceanics, Inc.(a)	232,521
4,480	BPZ Resources, Inc.(a)	14,605
694	CARBO Ceramics, Inc.	67,492
1,538	Carrizo Oil & Gas, Inc.(a)	37,358
484	Clayton Williams Energy, Inc.(a)	39,393
1,494	Clean Energy Fuels Corp.(a)	22,350
5,776	Cobalt International Energy, Inc.(a)	115,751
864	Contango Oil & Gas Co.(a)	53,810
747	Continental Resources, Inc.(a)	60,268
8,749	Crimson Exploration, Inc.(a)	25,810
6,629	Dresser-Rand Group, Inc.(a)	339,604
1,630	Dril-Quip, Inc.(a)	107,531
2,080	Endeavour International Corp.(a)	22,006
3,462	Energy XXI Bermuda Ltd. (Bermuda)(a)	113,657
752	GeoResources, Inc.(a)	23,019
2,293	Global Geophysical Services, Inc.(a)	20,660
6,849	GMX Resources, Inc.(a)	6,027
1,946	Goodrich Petroleum Corp.(a)	33,588
3,075	Green Plains Renewable Energy, Inc.(a)	34,901
714	Gulfport Energy Corp.(a)	23,469
4,756	Heckmann Corp.(a)	24,303
7,257	ION Geophysical Corp.(a)	53,920
2,946	James River Coal Co.(a)	18,530
1,211	Lufkin Industries, Inc.	91,091
10,362	McMoRan Exploration Co.(a)	121,546
1,559	Natural Gas Services Group, Inc.(a)	21,499
742	Oasis Petroleum, Inc.(a)	25,035
8,523	Patriot Coal Corp.(a)	64,775
2,449	Petroleum Development Corp.(a)	76,237
14,116	Quicksilver Resources, Inc.(a)	70,721
2,777	Rex Energy Corp.(a)	26,270
1,730	RPC, Inc.	26,383
25,553	SandRidge Energy, Inc.(a)	198,802
3,871	SM Energy Co.	280,957
23,002	Vantage Drilling Co. (Cayman Islands)(a)	28,523
2,602	Venoco, Inc.(a)	27,607
5,101	Warren Resources, Inc.(a)	18,160
		2,651,184
	Financials - 18.6%
105	Alexander’s, Inc. REIT	40,740
1,316	Altisource Portfolio Solutions SA (Luxembourg)(a)	70,393
6,917	American Campus Communities, Inc. REIT	296,048

10,051	American Capital Agency Corp. REIT	$294,695
23,093	American Capital Ltd.(a)	189,824
2,399	AmTrust Financial Services, Inc.	62,206
3,964	Associated Estates Realty Corp. REIT	66,238
24,628	Assured Guaranty Ltd. (Bermuda)	381,980
2,442	Bank of the Ozarks, Inc.	68,352
3,053	Beneficial Mutual Bancorp, Inc.(a)	27,019
3,972	BGC Partners, Inc., Class A	24,865
9,079	Cogdell Spencer, Inc. REIT	38,586
1,217	Cohen & Steers, Inc.	41,098
618	Credit Acceptance Corp.(a)	52,172
2,452	CreXus Investment Corp. REIT	27,144
9,469	CYS Investments, Inc. REIT	127,832
22,624	DiamondRock Hospitality Co. REIT	238,457
2,286	Duff & Phelps Corp., Class A	35,044
4,004	DuPont Fabros Technology, Inc. REIT	102,102
3,809	Dynex Capital, Inc. REIT	35,271
14,315	East West Bancorp, Inc.	314,357
2,342	eHealth, Inc.(a)	37,894
656	Enstar Group Ltd. (Bermuda)(a)	65,292
1,875	Equity Lifestyle Properties, Inc. REIT	131,513
3,416	EZCORP, Inc., Class A(a)	91,617
1,514	First Cash Financial Services, Inc.(a)	60,939
7,394	First Republic Bank(a)	221,672
1,721	Fox Chase Bancorp, Inc.	21,753
24,185	Gleacher & Co., Inc.(a)	40,389
2,606	Government Properties Income Trust REIT	62,805
1,734	Greenhill & Co., Inc.	80,735
2,653	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	68,103
10,598	Hatteras Financial Corp. REIT	294,200
18,808	Hersha Hospitality Trust REIT	102,127
2,224	Home Bancshares, Inc.	57,957
2,887	IBERIABANK Corp.	150,932
1,954	ICG Group, Inc.(a)	17,527
1,275	INTL FCStone, Inc.(a)	32,742
3,305	Investors Bancorp, Inc.(a)	48,782
9,815	Jefferies Group, Inc.	149,286
2,551	KBW, Inc.	44,209
10,491	Maiden Holdings Ltd. (Bermuda)	97,776
1,182	MarketAxess Holdings, Inc.	36,701
12,574	Medical Properties Trust, Inc. REIT	134,793
8,385	OMEGA Healthcare Investors, Inc. REIT	174,743
4,383	Oritani Financial Corp.	56,848
3,489	Pebblebrook Hotel Trust REIT	77,386
7,606	PrivateBancorp, Inc.	107,549
4,917	Prosperity Bancshares, Inc.	204,105
13,485	Resource Capital Corp. REIT	78,887
16,246	Senior Housing Properties Trust REIT	368,459
2,859	Signature Bank(a)	166,251
3,261	Stifel Financial Corp.(a)	117,592
6,496	Tanger Factory Outlet Centers, Inc. REIT	191,632
5,293	TFS Financial Corp.(a)	47,637
1,305	Tower Bancorp, Inc.	40,181
5,488	Tower Group, Inc.	118,486
4,114	Two Harbors Investment Corp. REIT	40,852
5,314	Universal Insurance Holdings, Inc.	21,309
5,733	Waddell & Reed Financial, Inc., Class A	157,371
620	Westwood Holdings Group, Inc.	24,738
3,682	Winthrop Realty Trust REIT	44,000
		6,622,193
	Health Care - 14.3%
985	Abaxis, Inc.(a)	26,674
3,067	Accuray, Inc.(a)	17,329
883	Air Methods Corp.(a)	74,437
2,788	Align Technology, Inc.(a)	65,685
5,511	Alkermes PLC (Ireland)(a)	103,662
822	Almost Family, Inc.(a)	15,486
1,611	AMAG Pharmaceuticals, Inc.(a)	26,453
3,701	AngioDynamics, Inc.(a)	47,965
2,070	Arthrocare Corp.(a)	63,984
721	athenahealth, Inc.(a)	41,948
3,758	BioMarin Pharmaceutical, Inc.(a)	134,048
2,043	Bio-Reference Labs, Inc.(a)	39,532
3,351	Bruker Corp.(a)	47,584
3,238	Catalyst Health Solutions, Inc.(a)	177,313
924	Cepheid, Inc.(a)	40,711
493	CorVel Corp.(a)	23,999
5,436	Cubist Pharmaceuticals, Inc.(a)	221,898
1,471	Dendreon Corp.(a)	19,976
1,493	Emergent Biosolutions, Inc.(a)	25,336
1,503	Ensign Group, Inc. (The)	39,845
2,624	Gen-Probe, Inc.(a)	175,624
2,308	HMS Holdings Corp.(a)	76,187
2,463	Human Genome Sciences, Inc.(a)	24,236
2,597	IDEXX Laboratories, Inc.(a)	219,680
5,066	Impax Laboratories, Inc.(a)	95,595
2,033	Integra LifeSciences Holdings Corp.(a)	60,014
883	IPC The Hospitalist Co., Inc.(a)	29,748
3,708	Isis Pharmaceuticals, Inc.(a)	30,257
1,793	LHC Group, Inc.(a)	26,572
1,695	Luminex Corp.(a)	33,391
3,194	Masimo Corp.(a)	68,352
4,517	MedAssets, Inc.(a)	47,700
3,551	Medicines Co. (The)(a)	71,446
4,263	Medicis Pharmaceutical Corp., Class A	141,063
4,850	Mednax, Inc.(a)	345,417
3,116	Meridian Bioscience, Inc.	54,343
1,118	MWI Veterinary Supply, Inc.(a)	87,774
4,603	Myriad Genetics, Inc.(a)	108,907
2,421	Natus Medical, Inc.(a)	27,382
703	Neogen Corp.(a)	22,897
2,729	NuVasive, Inc.(a)	42,299
3,054	Omnicell, Inc.(a)	47,276
2,384	Onyx Pharmaceuticals, Inc.(a)	97,601
4,841	Par Pharmaceutical Cos., Inc.(a)	174,809
6,262	PAREXEL International Corp.(a)	150,914
3,040	Providence Service Corp. (The)(a)	45,874
1,491	Quality Systems, Inc.	60,475
1,795	Questcor Pharmaceuticals, Inc.(a)	63,597
2,495	Quidel Corp.(a)	35,678
11,212	RadNet, Inc.(a)	28,142
1,244	Regeneron Pharmaceuticals, Inc.(a)	113,030
9,016	ResMed, Inc.(a)	261,734
1,449	Salix Pharmaceuticals Ltd.(a)	69,842
2,854	Sirona Dental Systems, Inc.(a)	137,991
1,109	SonoSite, Inc.(a)	59,786
1,489	Techne Corp.	101,624
3,657	Thoratec Corp.(a)	107,516
1,667	United Therapeutics Corp.(a)	81,983
8,150	ViroPharma, Inc.(a)	242,789
1,626	Volcano Corp.(a)	45,609

1,580	Zoll Medical Corp.(a)	$108,356
		5,077,375
	Industrials - 11.1%
8,199	A123 Systems, Inc.(a)	17,792
1,354	AAON, Inc.	27,418
823	Acacia Research - Acacia Technologies(a)	33,875
4,762	Aegion Corp.(a)	81,287
1,016	Aerovironment, Inc.(a)	28,316
1,402	Allegiant Travel Co.(a)	77,068
511	American Science & Engineering, Inc.	36,536
1,528	American Superconductor Corp.(a)	7,716
1,043	AZZ, Inc.	51,201
2,253	Chart Industries, Inc.(a)	125,627
3,989	Clean Harbors, Inc.(a)	253,102
2,124	Colfax Corp.(a)	64,485
2,812	Copa Holdings SA, Class A (Panama)	191,610
1,031	CoStar Group, Inc.(a)	58,427
1,468	DXP Enterprises, Inc.(a)	49,516
2,430	Encore Capital Group, Inc.(a)	57,105
1,009	Exponent, Inc.(a)	49,290
3,683	Furmanite Corp.(a)	28,396
2,848	Genesee & Wyoming, Inc., Class A(a)	176,861
1,604	GeoEye, Inc.(a)	35,144
11,916	GrafTech International Ltd.(a)	195,661
677	HEICO Corp.	37,641
4,031	ICF International, Inc.(a)	114,239
1,749	IHS, Inc., Class A(a)	156,500
3,082	II-VI, Inc.(a)	70,917
4,886	InnerWorkings, Inc.(a)	53,893
663	Lindsay Corp.	40,529
7,117	MasTec, Inc.(a)	115,936
6,274	Metalico, Inc.(a)	22,837
1,070	Middleby Corp. (The)(a)	102,880
734	National Presto Industries, Inc.	71,726
1,604	Polypore International, Inc.(a)	61,080
985	Portfolio Recovery Associates, Inc.(a)	63,976
902	Raven Industries, Inc.	58,531
2,394	Roadrunner Transportation Systems, Inc.(a)	36,006
3,678	Rollins, Inc.	78,672
2,138	Team, Inc.(a)	62,408
2,911	Titan International, Inc.	70,272
1,802	Titan Machinery, Inc.(a)	44,581
3,913	Towers Watson & Co., Class A	233,997
1,896	Valmont Industries, Inc.	198,909
3,628	Verisk Analytics, Inc., Class A(a)	145,374
3,769	WABCO Holdings, Inc.(a)	195,423
8,328	Waste Connections, Inc.	269,078
		3,951,838
	Information Technology - 22.4%
639	Acme Packet, Inc.(a)	18,678
1,730	Advent Software, Inc.(a)	45,413
7,421	Anadigics, Inc.(a)	20,408
860	Ancestry.com, Inc.(a)	25,456
2,197	Ariba, Inc.(a)	59,978
754	Aruba Networks, Inc.(a)	16,724
2,780	Aspen Technology, Inc.(a)	50,068
2,700	Blackbaud, Inc.	82,161
2,440	Blue Coat Systems, Inc.(a)	62,854
1,308	Bottomline Technologies, Inc.(a)	35,761
5,914	Brooks Automation, Inc.	63,398
1,949	Cabot Microelectronics Corp.(a)	98,269
17,067	Cadence Design Systems, Inc.(a)	180,228
2,810	Ciena Corp.(a)	40,886
1,918	Cirrus Logic, Inc.(a)	39,185
892	CommVault Systems, Inc.(a)	41,924
947	comScore, Inc.(a)	20,976
1,417	Concur Technologies, Inc.(a)	74,180
3,077	Dice Holdings, Inc.(a)	29,139
2,616	Diodes, Inc.(a)	67,440
2,981	Dolby Laboratories, Inc., Class A(a)	108,419
548	DTS, Inc.(a)	15,525
1,019	Ebix, Inc.	25,251
3,587	Entropic Communications, Inc.(a)	20,948
3,698	Equinix, Inc.(a)	443,612
1,604	FactSet Research Systems, Inc.	141,665
956	FARO Technologies, Inc.(a)	51,892
3,185	Finisar Corp.(a)	64,528
1,538	Forrester Research, Inc.(a)	53,738
1,480	Fortinet, Inc.(a)	33,759
3,493	Gartner, Inc.(a)	132,420
20,622	Genpact Ltd.(a)	301,700
2,464	Globecomm Systems, Inc.(a)	35,161
9,721	GT Advanced Technologies, Inc.(a)	83,795
9,145	Harmonic, Inc.(a)	53,681
1,084	Hittite Microwave Corp.(a)	59,642
1,438	iGATE Corp.(a)	26,200
6,916	Infinera Corp.(a)	49,380
2,526	Informatica Corp.(a)	106,850
1,881	InterDigital, Inc.	70,199
1,698	IntraLinks Holdings, Inc.(a)	11,631
716	IPG Photonics Corp.(a)	37,798
5,910	Itron, Inc.(a)	229,249
2,400	Ixia(a)	29,304
3,268	j2 Global, Inc.	88,105
4,009	JDA Software Group, Inc.(a)	118,145
1,077	Kenexa Corp.(a)	25,870
8,468	Kulicke & Soffa Industries, Inc.(a)	91,539
8,836	Lattice Semiconductor Corp.(a)	60,085
4,347	Limelight Networks, Inc.(a)	14,171
914	Loral Space & Communications, Inc.(a)	63,029
3,479	LTX-Credence Corp.(a)	23,205
1,117	Measurement Specialties, Inc.(a)	36,303
3,937	MICROS Systems, Inc.(a)	195,708
6,706	Microsemi Corp.(a)	132,645
3,067	Monolithic Power Systems, Inc.(a)	50,268
1,353	Nanometrics, Inc.(a)	27,398
4,675	National Instruments Corp.	125,804
1,649	Netlogic Microsystems, Inc.(a)	82,120
1,522	NetScout Systems, Inc.(a)	31,445
6,542	NeuStar, Inc., Class A(a)	238,848
3,192	NIC, Inc.	39,932
3,778	Oclaro, Inc.(a)	15,641
1,689	Oplink Communications, Inc.(a)	31,635
8,473	Parametric Technology Corp.(a)	213,265
2,916	Perficient, Inc.(a)	32,455
23,209	PMC - Sierra, Inc.(a)	150,859
9,197	Polycom, Inc.(a)	183,480
1,395	Power Integrations, Inc.	50,206
6,361	Power-One, Inc.(a)	27,607
2,717	Powerwave Technologies, Inc.(a)	4,673
4,842	Progress Software Corp.(a)	112,964
1,594	QuinStreet, Inc.(a)	15,334
2,371	Rackspace Hosting, Inc.(a)	102,925
2,622	Rambus, Inc.(a)	19,114

22,085	RF Micro Devices, Inc.(a)	$110,204
6,960	Sapient Corp.	89,784
3,056	SeaChange International, Inc.(a)	21,942
4,148	Sigma Designs, Inc.(a)	25,012
1,315	Silicon Graphics International Corp.(a)	17,937
2,349	Silicon Laboratories, Inc.(a)	102,980
3,922	Smith Micro Software, Inc.(a)	7,138
1,259	SolarWinds, Inc.(a)	39,797
2,259	Solera Holdings, Inc.	107,912
16,220	Sonus Networks, Inc.(a)	41,848
2,460	SS&C Technologies Holdings, Inc.(a)	46,174
2,674	STEC, Inc.(a)	25,296
2,544	STR Holdings, Inc.(a)	27,195
659	Stratasys, Inc.(a)	24,218
818	SuccessFactors, Inc.(a)	32,556
9,501	SunPower Corp.(a)	65,082
2,850	Super Micro Computer, Inc.(a)	48,108
2,680	Synaptics, Inc.(a)	102,671
969	Synchronoss Technologies, Inc.(a)	32,384
1,070	Syntel, Inc.	50,204
1,500	Taleo Corp., Class A(a)	54,015
15,114	Teradyne, Inc.(a)	247,114
6,023	TIBCO Software, Inc.(a)	157,020
4,031	TiVo, Inc.(a)	41,842
12,177	TriQuint Semiconductor, Inc.(a)	72,940
5,727	TTM Technologies, Inc.(a)	70,270
1,123	Ultratech, Inc.(a)	32,848
2,809	Veeco Instruments, Inc.(a)	68,568
2,087	VeriFone Systems, Inc.(a)	89,115
719	Verint Systems, Inc.(a)	20,355
3,162	ViaSat, Inc.(a)	150,321
2,126	WebMD Health Corp.(a)	59,613
2,017	Websense, Inc.(a)	38,121
2,819	Wright Express Corp.(a)	154,256
2,196	XO Group, Inc.(a)	18,095
		7,957,186
	Materials - 3.8%
861	Balchem Corp.	32,580
5,155	Calgon Carbon Corp.(a)	84,233
7,010	Coeur d’Alene Mines Corp.(a)	193,897
2,547	Compass Minerals International, Inc.	186,109
2,579	Globe Specialty Metals, Inc.	35,281
4,019	Handy & Harman Ltd.(a)	47,223
728	Hawkins, Inc.	28,829
17,083	Hecla Mining Co.	89,856
2,648	Intrepid Potash, Inc.(a)	63,261
5,358	KapStone Paper and Packaging Corp.(a)	93,551
1,428	LSB Industries, Inc.(a)	50,051
3,159	Noranda Aluminum Holding Corp.	33,138
2,657	Royal Gold, Inc.	202,304
5,530	Stillwater Mining Co.(a)	71,226
6,532	Titanium Metals Corp.	100,462
2,975	Zoltek Cos., Inc.(a)	25,853
		1,337,854
	Telecommunication Services - 1.5%
1,545	AboveNet, Inc.(a)	102,665
1,170	Atlantic Tele-Network, Inc.	42,225
4,038	Cbeyond, Inc.(a)	34,323
5,780	Clearwire Corp., Class A(a)	9,768
2,927	Cogent Communications Group, Inc.(a)	44,608
15,896	FiberTower Corp.(a)	3,624
5,693	Iridium Communications, Inc.(a)	45,487
2,692	Neutral Tandem, Inc.(a)	33,085
3,930	SBA Communications Corp., Class A(a)	179,680
7,136	Vonage Holdings Corp.(a)	18,054
		513,519
	Utilities - 0.9%
4,306	ITC Holdings Corp.	317,395

	Total Common Stocks and Other Equity Interests (Cost $36,888,791)	35,511,760

	Money Market Fund - 0.2%
72,489	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $72,489)	72,489

	Total Investments (Cost $36,961,280)(b)-100.2%	35,584,249
	Liabilities in excess of other assets-(0.2)%	(63,928)
	Net Assets-100.0%	$35,520,321

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $36,984,236. The net unrealized depreciation was $1,399,987, which consisted of aggregate gross unrealized appreciation of $2,378,517 and aggregate gross unrealized depreciation of $3,778,504.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 22.7%
5,494	1-800-FLOWERS.COM, Inc., Class A(a)	$15,823
7,455	Aaron’s, Inc.	198,378
1,788	Ambassadors Group, Inc.	8,064
5,357	American Greetings Corp., Class A	76,980
3,100	Ameristar Casinos, Inc.	60,636
5,592	Ann, Inc.(a)	135,662
1,612	Arctic Cat, Inc.(a)	48,102
9,774	Asbury Automotive Group, Inc.(a)	223,922
1,207	Ascent Capital Group, Inc., Class A(a)	57,200
23,347	Barnes & Noble, Inc. (a)(b)	281,798
25,429	Beazer Homes USA, Inc.(a)	77,558
6,796	Bebe Stores, Inc.	59,533
12,122	Belo Corp., Class A	90,066
1,628	Benihana, Inc.	17,794
3,956	Big 5 Sporting Goods Corp.	31,411
110	Biglari Holdings, Inc.(a)	43,553
13,274	Bluegreen Corp.(a)	34,512
1,679	Blyth, Inc.	105,693
4,088	Bob Evans Farms, Inc.	144,429
4,471	Books-A-Million, Inc.(b)	10,865
16,986	Boyd Gaming Corp.(a)	148,967
4,086	Brookfield Residential Properties, Inc. (Canada)(a)	35,957
9,740	Brown Shoe Co., Inc.(b)	92,043
8,013	Brunswick Corp.	170,997
5,330	Build-A-Bear Workshop, Inc.(a)	43,546
5,189	Cabela’s, Inc.(a)	135,329
13,699	Callaway Golf Co.	91,783
6,854	Career Education Corp.(a)	69,294
4,241	Carmike Cinemas, Inc.(a)	30,196
3,604	Carriage Services, Inc.	20,651
3,235	Carrols Restaurant Group, Inc.(a)	36,588
5,436	Casual Male Retail Group, Inc.(a)	17,178
2,982	Cato Corp. (The), Class A	79,947
347	Cavco Industries, Inc.(a)	15,795
2,186	CEC Entertainment, Inc.	76,882
4,369	Central European Media Enterprises Ltd., Class A (Bermuda)(a)	30,539
38,788	Charming Shoppes, Inc.(a)	192,388
4,358	Cheesecake Factory, Inc. (The)(a)	128,910
1,344	Cherokee, Inc.	14,475
2,520	Children’s Place Retail Stores, Inc. (The)(a)	125,723
6,580	Christopher & Banks Corp.	13,621
856	Churchill Downs, Inc.	47,893
3,413	Clear Channel Outdoor Holdings, Inc., Class A(a)	41,297
16,271	Coldwater Creek, Inc.(a)	14,318
10,342	Collective Brands, Inc.(a)	172,298
7,661	Conn’s, Inc.(a)	88,868
6,452	Cooper Tire & Rubber Co.	97,167
26,137	Corinthian Colleges, Inc.(a)	78,672
4,163	Cost Plus, Inc.(a)	56,409
2,813	Cracker Barrel Old Country Store, Inc.	147,598
1,701	CSS Industries, Inc.	36,435
3,583	Cumulus Media, Inc., Class A(a)	12,612
1,178	Delta Apparel, Inc.(a)	18,023
12,557	Denny’s Corp.(a)	53,870
1,405	Destination Maternity Corp.	23,449
1,978	Drew Industries, Inc.(a)	51,369
11,569	E.W. Scripps Co. (The), Class A(a)	97,989
47,184	Emmis Communications Corp., Class A(a)	36,332
3,786	Entercom Communications Corp., Class A(a)	29,228
5,544	Entravision Communications Corp., Class A	9,924
3,366	Ethan Allen Interiors, Inc.	79,438
15,813	Exide Technologies(a)	52,183
4,523	Federal-Mogul Corp.(a)	75,037
3,970	Finish Line, Inc. (The), Class A	83,965
643	Fisher Communications, Inc.(a)	19,348
1,271	Flexsteel Industries, Inc.	18,035
5,972	Fred’s, Inc., Class A	88,087
15,380	Furniture Brands International, Inc.(a)	25,992
3,178	Gaylord Entertainment Co.(a)	89,143
3,001	Genesco, Inc.(a)	183,271
15,917	Gray Television, Inc.(a)	32,630
14,488	Great Wolf Resorts, Inc.(a)	46,362
4,661	Harman International Industries, Inc.	196,694
6,710	Harte-Hanks, Inc.	64,752
4,019	Hastings Entertainment, Inc.(a)(b)	6,511
2,498	Haverty Furniture Cos., Inc.	31,175
2,677	Helen of Troy Ltd.(a)	86,119
2,018	Hooker Furniture Corp.	24,317
10,065	Hot Topic, Inc.	73,676
27,029	Hovnanian Enterprises, Inc., Class A(a)(b)	65,410
4,070	HSN, Inc.	145,258
3,282	Hyatt Hotels Corp., Class A(a)	139,879
2,625	International Speedway Corp., Class A	67,699
5,781	Isle of Capri Casinos, Inc.(a)	29,367
7,914	Jack in the Box, Inc.(a)	167,777
4,065	JAKKS Pacific, Inc.	62,113
7,076	Journal Communications, Inc., Class A(a)	36,371
15,334	KB Home(b)	138,313
1,619	Kenneth Cole Productions, Inc., Class A(a)	19,898
2,025	Kid Brands, Inc.(a)	6,946
3,072	K-Swiss, Inc., Class A(a)	10,383
5,859	Lamar Advertising Co., Class A(a)	167,626
8,730	La-Z-Boy, Inc.(a)	115,061
2,309	Libbey, Inc.(a)	34,774
4,095	LIN TV Corp., Class A(a)	16,503
6,166	Lithia Motors, Inc., Class A	136,947
27,906	Liz Claiborne, Inc.(a)(b)	259,526
3,501	Luby’s, Inc.(a)	18,275
2,879	M/I Homes, Inc.(a)	32,677
1,429	Mac-Gray Corp.	19,920
4,155	Madison Square Garden Co. (The), Class A(a)	119,207
3,256	Marcus Corp.	39,430
4,970	MarineMax, Inc.(a)	40,853
2,000	Matthews International Corp., Class A	65,920
29,397	McClatchy Co. (The), Class A(a)(b)	69,083
5,632	MDC Holdings, Inc.	111,626
10,330	Media General, Inc., Class A(a)(b)	41,527
5,334	Men’s Wearhouse, Inc. (The)	183,970

4,179	Meredith Corp.(b)	$131,597
4,490	Meritage Homes Corp.(a)	108,658
2,192	Midas, Inc.(a)	18,632
5,655	Modine Manufacturing Co.(a)	61,866
2,334	Morgans Hotel Group Co.(a)	13,164
2,204	Movado Group, Inc.	40,576
4,140	Multimedia Games Holding Co., Inc.(a)	31,257
5,555	Nautilus, Inc.(a)	13,443
4,538	New York & Co., Inc.(a)	12,661
3,455	Nutrisystem, Inc.(b)	41,114
8,213	O’Charley’s, Inc.(a)	53,302
19,095	Orbitz Worldwide, Inc.(a)	69,888
1,478	Oxford Industries, Inc.	75,275
20,900	Pacific Sunwear of California, Inc.(a)(b)	37,620
1,968	Papa John’s International, Inc.(a)	76,240
10,810	Penske Automotive Group, Inc.	241,928
8,851	Pep Boys - Manny, Moe & Jack (The)	132,765
1,644	Perry Ellis International, Inc.(a)	25,548
5,424	Pier 1 Imports, Inc.(a)	84,343
7,557	Pinnacle Entertainment, Inc.(a)	73,303
4,753	Pool Corp.	161,745
28,107	Quiksilver, Inc.(a)	125,357
16,443	Radio One, Inc., Class D(a)	16,772
2,410	Red Lion Hotels Corp.(a)	17,641
2,425	Red Robin Gourmet Burgers, Inc.(a)	74,472
15,878	Regal Entertainment Group, Class A(b)	197,681
10,135	Regis Corp.	173,714
1,253	Rocky Brands, Inc.(a)	13,908
7,059	Ruby Tuesday, Inc.(a)	53,013
4,675	Ruth’s Hospitality Group, Inc.(a)	28,938
6,955	Ryland Group, Inc. (The)	126,581
3,966	Scholastic Corp.	117,037
6,705	School Specialty, Inc.(a)	21,590
9,649	Scientific Games Corp., Class A(a)	107,972
17,492	Sealy Corp.(a)(b)	25,363
1,188	Shiloh Industries, Inc.(a)	9,765
1,238	Shoe Carnival, Inc.(a)	31,309
5,507	Sinclair Broadcast Group, Inc., Class A	67,626
5,164	Skechers U.S.A., Inc., Class A(a)	62,794
1,050	Skyline Corp.	6,520
13,913	Sonic Automotive, Inc., Class A	216,904
7,186	Sonic Corp.(a)	49,224
5,162	Spartan Motors, Inc.	31,333
2,192	Speedway Motorsports, Inc.	35,138
4,957	Stage Stores, Inc.	76,239
2,881	Standard Motor Products, Inc.	59,608
14,465	Standard Pacific Corp.(a)	52,653
5,056	Stein Mart, Inc.(a)	36,656
872	Steinway Musical Instruments, Inc.(a)	21,756
7,576	Stewart Enterprises, Inc., Class A	46,592
2,603	Stoneridge, Inc.(a)	24,390
2,317	Superior Industries International, Inc.	42,100
28,575	SuperMedia, Inc.(a)(b)	82,296
4,834	Systemax, Inc.(a)	85,127
15,892	Talbots, Inc. (The)(a)(b)	51,490
2,466	Tower International, Inc.(a)	28,162
6,954	Town Sports International Holdings, Inc.(a)	61,682
25,033	TravelCenters of America LLC(a)	133,927
11,122	Tuesday Morning Corp.(a)	37,815
2,306	Unifi, Inc.(a)	22,437
2,638	Vail Resorts, Inc.	115,043
4,635	VOXX International Corp.(a)	58,957
2,872	West Marine, Inc.(a)	34,809
661	Weyco Group, Inc.	16,697
2,859	Winnebago Industries, Inc.(a)	26,131
2,971	Wolverine World Wide, Inc.	116,136
3,981	World Wrestling Entertainment, Inc., Class A	37,780
26,525	Zale Corp.(a)	75,596
		12,505,269
	Consumer Staples - 3.8%
27,196	Alliance One International, Inc.(a)	79,140
9,577	Central Garden & Pet Co., Class A(a)	90,598
11,393	Chiquita Brands International, Inc.(a)	100,144
664	Coca-Cola Bottling Co. Consolidated	40,471
10,875	Dole Food Co., Inc.(a)(b)	104,400
2,331	Elizabeth Arden, Inc.(a)	83,846
5,926	Fresh Del Monte Produce, Inc.	145,068
4,367	Imperial Sugar Co.	14,891
3,962	Ingles Markets, Inc., Class A	69,058
2,409	John B. Sanfilippo & Son, Inc.(a)	23,777
1,661	Lancaster Colony Corp.	115,423
4,922	Nash Finch Co.	143,772
1,251	Nutraceutical International Corp.(a)	16,075
9,613	Pilgrim’s Pride Corp.(a)(b)	51,718
4,731	Prestige Brands Holdings, Inc.(a)	60,746
5,805	Ruddick Corp.	234,174
1,791	Seneca Foods Corp., Class A(a)	51,814
1,938	Snyders-Lance, Inc.	44,555
6,703	Spartan Stores, Inc.	125,614
2,747	Spectrum Brands Holdings, Inc.(a)	79,526
4,150	Susser Holdings Corp.(a)	98,978
1,010	Tootsie Roll Industries, Inc.	24,482
4,764	Universal Corp.	213,808
872	Village Super Market, Inc., Class A	27,686
1,665	Weis Markets, Inc.	70,380
		2,110,144
	Energy - 4.1%
1,561	Adams Resources & Energy, Inc.	59,521
2,748	Alon USA Energy, Inc.	26,546
3,505	Basic Energy Services, Inc.(a)	63,125
4,056	Comstock Resources, Inc.(a)	48,834
13,998	Crosstex Energy, Inc.	175,815
736	Dawson Geophysical Co.(a)	26,194
2,236	Delek US Holdings, Inc.	28,151
12,130	DHT Holdings, Inc.	12,858
2,376	Energy Partners Ltd.(a)	37,968
1,560	Harvest Natural Resources, Inc.(a)(b)	10,733
2,863	Hornbeck Offshore Services, Inc.(a)	93,591
12,020	Key Energy Services, Inc.(a)	174,050
2,044	Knightsbridge Tankers Ltd. (Bermuda)(b)	30,824
5,282	Nordic American Tankers Ltd. (Bermuda)(b)	73,209
7,162	Overseas Shipholding Group, Inc.(b)	91,029
15,965	Parker Drilling Co.(a)	103,772
7,844	Penn Virginia Corp.	36,318
2,197	PHI, Inc.(a)	57,913
5,167	Pioneer Drilling Co.(a)	46,090
1,243	REX American Resources Corp.(a)	31,945
7,755	SemGroup Corp., Class A(a)	205,275
6,727	Ship Finance International Ltd. (Bermuda)(b)	75,544
3,818	Stone Energy Corp.(a)	107,095
3,348	Swift Energy Co.(a)	110,986
4,309	Targa Resources Corp.	178,565

6,253	Teekay Tankers Ltd., Class A (Marshall Islands)	$28,076
7,914	TETRA Technologies, Inc.(a)	73,917
3,417	Union Drilling, Inc.(a)	21,971
39,149	USEC, Inc.(a)(b)	74,775
9,799	Western Refining, Inc.	161,977
		2,266,667
	Financials - 26.6%
2,693	1st Source Corp.	67,433
10,985	Advance America Cash Advance Centers, Inc.	86,452
947	Agree Realty Corp. REIT	23,637
494	Alleghany Corp.(a)	142,939
508	Alliance Financial Corp.	15,819
8,593	American Equity Investment Life Holding Co.	99,077
677	American National Bankshares, Inc.	13,980
2,592	Ameris Bancorp(a)	27,786
867	Ames National Corp.(b)	17,175
26,302	Anchor Bancorp Wisconsin, Inc.(a)	8,154
6,871	Arbor Realty Trust, Inc. REIT(a)	29,133
4,717	Argo Group International Holdings Ltd. (Bermuda)	135,897
1,186	Arrow Financial Corp.	31,132
13,704	Astoria Financial Corp.	114,154
1,902	Avatar Holdings, Inc.(a)	18,583
1,431	Baldwin & Lyons, Inc., Class B	31,396
545	BancFirst Corp.	21,887
4,912	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	90,921
2,422	Bancorp, Inc. (The)(a)	19,424
12,619	BancorpSouth, Inc.	141,711
10,223	Bank Mutual Corp.	40,994
382	Bank of Marin Bancorp	14,802
4,015	BankAtlantic Bancorp, Inc., Class A(a)(b)	12,647
2,351	BankFinancial Corp.	13,025
2,640	Banner Corp.	51,850
3,085	BBCN Bancorp, Inc.(a)	31,220
8,767	Boston Private Financial Holdings, Inc.	72,240
7,591	Brookline Bancorp, Inc.	70,369
3,806	Calamos Asset Management, Inc., Class A	47,537
832	Camden National Corp.	28,621
2,046	Capital City Bank Group, Inc.	17,903
9,684	CapLease, Inc. REIT	40,285
7,150	Cathay General Bancorp	112,541
9,726	Cedar Realty Trust, Inc. REIT	48,533
2,251	Central Pacific Financial Corp.(a)	30,681
4,174	Chemical Financial Corp.	94,458
1,373	Chesapeake Lodging Trust REIT	23,382
1,291	Citizens & Northern Corp.	27,124
1,702	City Holding Co.	60,489
3,515	CNA Financial Corp.	96,768
3,389	CoBiz Financial, Inc.	20,266
11,078	Colonial Properties Trust REIT	236,848
3,465	Community Bank System, Inc.	94,802
1,885	Community Trust Bancorp, Inc.	58,077
4,738	CompuCredit Holdings Corp.(a)	19,165
12,405	Cousins Properties, Inc. REIT	91,425
8,045	CubeSmart REIT	91,552
8,702	CVB Financial Corp.	91,632
31,575	DCT Industrial Trust, Inc. REIT	174,294
5,519	Delphi Financial Group, Inc., Class A	245,651
2,978	Dime Community Bancshares	41,037
2,170	Donegal Group, Inc., Class A	33,114
55,968	Doral Financial Corp.(a)	72,758
2,241	Edelman Financial Group, Inc.	16,001
5,954	Education Realty Trust, Inc. REIT	63,708
2,045	EMC Insurance Group, Inc.	46,156
3,513	Employers Holdings, Inc.	63,093
1,448	Enterprise Financial Services Corp.	17,941
4,596	Equity One, Inc. REIT	86,635
1,131	ESB Financial Corp.	15,823
15,627	F.N.B. Corp.	183,148
2,148	FBL Financial Group, Inc., Class A	74,622
8,507	FBR & Co.(a)	18,630
14,301	FelCor Lodging Trust, Inc. REIT(a)	54,487
1,363	Financial Institutions, Inc.	23,294
2,529	First Bancorp	29,438
26,982	First BanCorp(a)(b)	99,833
1,266	First Bancorp, Inc.	20,243
9,605	First Busey Corp.	48,121
398	First Citizens BancShares, Inc., Class A	70,215
14,100	First Commonwealth Financial Corp.	78,114
2,240	First Community Bancshares, Inc.	28,582
1,631	First Defiance Financial Corp.	25,248
1,030	First Financial Corp.	36,071
3,709	First Financial Holdings, Inc.	36,014
12,292	First Industrial Realty Trust, Inc. REIT(a)	141,112
2,234	First Interstate BancSystem, Inc.	30,740
14,820	First Marblehead Corp. (The)(a)	18,673
6,232	First Merchants Corp.	61,385
10,901	First Midwest Bancorp, Inc.	118,603
84,871	Flagstar Bancorp, Inc.(a)	58,561
2,675	Forestar Group, Inc.(a)	42,586
6,684	Franklin Street Properties Corp. REIT	68,110
993	German American Bancorp, Inc.	19,979
9,311	GFI Group, Inc.	43,110
1,909	Global Indemnity PLC (Ireland)(a)	38,352
20,606	Gramercy Capital Corp. REIT(a)	55,430
1,396	Great Southern Bancorp, Inc.	33,923
6,620	Greene Bankshares, Inc.(a)	8,407
3,465	Hancock Holding Co.	115,038
3,725	Hanmi Financial Corp.(a)	30,694
4,087	Harleysville Group, Inc.	230,997
6,475	Healthcare Realty Trust, Inc. REIT	136,428
1,881	Heartland Financial USA, Inc.	31,037
1,245	Heritage Financial Corp.	17,467
3,471	Hilltop Holdings, Inc.(a)	29,955
3,125	Home Properties, Inc. REIT	186,187
6,026	Horace Mann Educators Corp.	94,247
1,280	Howard Hughes Corp. (The)(a)	66,330
2,008	Hudson Valley Holding Corp.	44,076
8,776	Independent Bank Corp.(a)	14,919
1,512	Infinity Property & Casualty Corp.	88,119
9,684	Inland Real Estate Corp. REIT	82,798
7,381	International Bancshares Corp.	141,863
6,130	Intervest Bancshares Corp., Class A(a)	17,777
1,000	Invesco Mortgage Capital, Inc. REIT(c)	15,680
6,993	Investment Technology Group, Inc.(a)	79,301
11,673	Janus Capital Group, Inc.	91,866
895	Kansas City Life Insurance Co.	28,962
10,112	Kite Realty Group Trust REIT	50,560
13,392	Knight Capital Group, Inc., Class A(a)	173,962
2,794	Lakeland Bancorp, Inc.	27,856

4,211	LPL Investment Holdings, Inc.(a)	$138,331
3,522	MainSource Financial Group, Inc.	33,072
1,327	Marlin Business Services Corp.	18,989
5,616	MB Financial, Inc.	101,930
21,334	MBIA, Inc.(a)(b)	262,835
1,402	Mercantile Bank Corp.(a)	15,997
591	Merchants Bancshares, Inc.	16,814
4,647	Mercury General Corp.	203,074
1,529	Metro Bancorp, Inc.(a)	16,727
18,761	MGIC Investment Corp.(a)	71,104
4,732	Mission West Properties, Inc. REIT	44,386
16,587	MPG Office Trust, Inc. REIT(a)	42,297
638	National Bankshares, Inc.	18,228
6,364	National Financial Partners Corp.(a)	98,006
11,192	National Penn Bancshares, Inc.	97,258
331	National Western Life Insurance Co., Class A	47,816
1,697	Navigators Group, Inc. (The)(a)	81,083
3,856	NBT Bancorp, Inc.	86,760
3,897	Nelnet, Inc., Class A	96,061
23,986	Newcastle Investment Corp. REIT	128,565
3,669	NewStar Financial, Inc.(a)	35,663
27,619	NorthStar Realty Finance Corp. REIT	137,543
1,653	OceanFirst Financial Corp.	22,398
7,944	Ocwen Financial Corp.(a)	114,314
12,617	Old National Bancorp	148,502
1,322	One Liberty Properties, Inc. REIT	22,937
5,618	OneBeacon Insurance Group Ltd., Class A	89,214
1,432	Oppenheimer Holdings, Inc., Class A	24,974
966	Pacific Capital Bancorp NA(a)	26,951
1,715	Pacific Continental Corp.	15,195
3,332	PacWest Bancorp	70,872
2,044	Park National Corp.(b)	141,506
4,265	Parkway Properties, Inc. REIT	41,243
1,049	Peapack Gladstone Financial Corp.	12,011
378	Penns Woods Bancorp, Inc.	14,965
7,809	Pennsylvania Real Estate Investment Trust REIT	95,895
1,831	PennyMac Mortgage Investment Trust REIT	32,427
4,521	Penson Worldwide, Inc.(a)(b)	6,555
2,360	Peoples Bancorp, Inc.	36,958
55,757	Phoenix Cos., Inc. (The)(a)	114,859
5,518	Platinum Underwriters Holdings Ltd. (Bermuda)	188,992
3,513	Post Properties, Inc. REIT	156,996
4,982	Presidential Life Corp.	55,549
5,347	Primerica, Inc.	131,001
2,966	ProAssurance Corp.	242,115
6,039	Provident Financial Services, Inc.	83,580
3,749	Provident New York Bancorp	30,967
10,429	Radian Group, Inc.	28,680
18,859	RAIT Financial Trust REIT	106,176
4,899	Ramco-Gershenson Properties Trust REIT	56,681
14,799	Redwood Trust, Inc. REIT	173,888
3,179	Renasant Corp.	50,165
1,590	Republic Bancorp, Inc., Class A	40,402
2,244	Resource America, Inc., Class A	12,499
2,388	Retail Opportunity Investments Corp. REIT	28,322
2,166	RLI Corp.	154,479
3,646	S&T Bancorp, Inc.	79,155
1,144	S.Y. Bancorp, Inc.	25,088
1,885	Safety Insurance Group, Inc.	79,000
2,651	Sandy Spring Bancorp, Inc.	48,407
4,676	Seabright Holdings, Inc.	37,502
11,693	Seacoast Banking Corp. of Florida(a)	19,293
9,198	Selective Insurance Group, Inc.	165,380
1,609	Sierra Bancorp	14,690
1,541	Simmons First National Corp., Class A	42,455
2,205	Southwest Bancorp, Inc.(a)	18,412
2,740	Sovran Self Storage, Inc. REIT	127,465
4,205	St. Joe Co. (The)(a)(b)	67,154
2,333	State Auto Financial Corp.	29,209
2,727	StellarOne Corp.	33,488
3,620	Sterling Bancorp	34,571
7,390	Stewart Information Services Corp.	100,873
12,963	Strategic Hotels & Resorts, Inc. REIT(a)	80,500
1,261	Suffolk Bancorp(a)	15,334
3,780	Summit Hotel Properties, Inc. REIT	35,343
1,950	Sun Communities, Inc. REIT	78,214
14,883	Sunstone Hotel Investors, Inc. REIT(a)	138,263
22,112	Susquehanna Bancshares, Inc.	202,104
9,690	SWS Group, Inc.	71,222
736	Tompkins Financial Corp.	29,764
1,610	TriCo Bancshares	24,053
13,236	TrustCo Bank Corp. NY	73,989
7,101	Trustmark Corp.	167,371
14,123	Umpqua Holdings Corp.	171,877
3,197	Union First Market Bankshares Corp.	43,927
4,671	United Bankshares, Inc.(b)	130,368
5,471	United Community Banks, Inc.(a)	41,525
2,922	United Fire Group, Inc.	57,359
2,056	Univest Corp. of Pennsylvania	30,470
1,782	Urstadt Biddle Properties, Inc., Class A REIT	34,856
3,338	Virginia Commerce Bancorp, Inc.(a)	29,575
5,313	Walter Investment Management Corp.	99,459
12,694	Washington Federal, Inc.	200,057
1,565	Washington Trust Bancorp, Inc.	38,640
8,403	Webster Financial Corp.	178,144
3,724	WesBanco, Inc.	74,331
2,802	West Bancorporation, Inc.	27,235
1,491	West Coast Bancorp(a)	23,826
2,075	Westamerica Bancorp	96,384
6,165	Western Alliance Bancorp(a)	49,258
4,180	Wilshire Bancorp, Inc.(a)	14,630
3,159	Wintrust Financial Corp.	96,823
751	WSFS Financial Corp.	29,221
		14,684,358
	Health Care - 3.6%
500	Accretive Health, Inc.(a)(b)	13,415
3,358	Addus HomeCare Corp.(a)	11,921
7,615	Affymetrix, Inc.(a)	36,628
5,570	Albany Molecular Research, Inc.(a)	17,044
2,335	American Dental Partners, Inc.(a)	44,295
7,305	AMN Healthcare Services, Inc.(a)	37,182
4,321	AmSurg Corp.(a)	111,266
1,686	Assisted Living Concepts, Inc., Class A	26,437
8,725	BioScrip, Inc.(a)	47,202
20,296	Cambrex Corp.(a)	159,527
2,012	Capital Senior Living Corp.(a)	16,297
4,044	Charles River Laboratories International, Inc.(a)	136,566
3,289	CONMED Corp.(a)	96,697
6,030	Cross Country Healthcare, Inc.(a)	37,205
5,231	Healthways, Inc.(a)	39,546

5,176	Hill-Rom Holdings, Inc.	$170,860
2,947	Invacare Corp.	50,335
2,411	LCA-Vision, Inc.(a)	12,248
6,109	Lincare Holdings, Inc.	156,940
4,196	Magellan Health Services, Inc.(a)	204,849
3,738	MedCath Corp.(a)	27,101
2,518	Medical Action Industries, Inc.(a)	13,345
852	National Healthcare Corp.	37,769
986	Palomar Medical Technologies, Inc.(a)	8,923
23,874	PDL BioPharma, Inc.	152,555
9,541	PharMerica Corp.(a)	119,740
8,012	Select Medical Holdings Corp.(a)	66,419
2,416	Skilled Healthcare Group, Inc., Class A(a)	14,834
8,355	Sunrise Senior Living, Inc.(a)(b)	59,404
1,541	SurModics, Inc.(a)	22,221
4,421	Symmetry Medical, Inc.(a)	33,202
		1,981,973
	Industrials - 17.8%
3,145	A.O. Smith Corp.	133,600
6,049	ABM Industries, Inc.	131,263
9,751	ACCO Brands Corp.(a)	103,556
3,305	Accuride Corp.(a)	24,754
3,054	Aceto Corp.	22,416
2,802	Acuity Brands, Inc.	163,160
9,628	Air Transport Services Group, Inc.(a)	57,864
738	Alamo Group, Inc.	21,476
3,249	Albany International Corp., Class A	78,041
4,395	Alexander & Baldwin, Inc.	207,883
1,103	AMERCO	106,682
1,753	American Railcar Industries, Inc.(a)	45,753
5,582	American Reprographics Co.(a)	33,548
1,278	American Woodmark Corp.	18,173
1,086	Ampco-Pittsburgh Corp.	23,295
4,719	Apogee Enterprises, Inc.	64,886
3,686	Applied Industrial Technologies, Inc.	142,206
3,801	Arkansas Best Corp.	68,874
2,470	Armstrong World Industries, Inc.(a)	115,349
3,670	Asset Acceptance Capital Corp.(a)	17,029
2,136	Asta Funding, Inc.	15,977
1,795	Astec Industries, Inc.(a)	60,707
2,106	Baltic Trading Ltd. (Marshall Islands)	8,908
5,468	Barnes Group, Inc.	138,286
6,011	Beacon Roofing Supply, Inc.(a)	137,411
3,311	Belden, Inc.	129,824
2,938	Blount International, Inc.(a)	48,242
23,873	BlueLinx Holdings, Inc.(a)	42,733
4,226	Brady Corp., Class A	136,796
7,642	Briggs & Stratton Corp.	119,292
20,143	Builders FirstSource, Inc.(a)	50,962
788	Cascade Corp.	44,774
6,485	Casella Waste Systems, Inc., Class A(a)	44,552
6,448	CBIZ, Inc.(a)	40,429
2,841	CDI Corp.	42,530
2,407	Celadon Group, Inc.	35,985
1,126	CIRCOR International, Inc.	42,687
2,580	Columbus McKinnon Corp.(a)	41,151
1,687	Commercial Vehicle Group, Inc.(a)	21,104
1,412	Consolidated Graphics, Inc.(a)	71,715
2,287	Corporate Executive Board Co. (The)	89,948
2,189	Courier Corp.	27,078
12,466	Covanta Holding Corp.	178,139
2,553	Covenant Transport Group, Inc., Class A(a)	8,425
1,303	CRA International, Inc.(a)	28,158
3,998	Crane Co.	191,904
4,291	Curtiss-Wright Corp.	160,312
7,050	Deluxe Corp.	180,269
2,464	DigitalGlobe, Inc.(a)	38,660
3,487	Dollar Thrifty Automotive Group, Inc.(a)	256,818
1,345	Ducommun, Inc.	19,435
5,322	Dycom Industries, Inc.(a)	113,731
2,214	Encore Wire Corp.	60,442
15,160	EnergySolutions, Inc.(a)	53,970
3,805	Ennis, Inc.	62,935
2,307	EnPro Industries, Inc.(a)	81,460
10,401	Federal Signal Corp.(a)	43,996
3,122	Flow International Corp.(a)	11,770
1,628	FreightCar America, Inc.(a)	35,344
4,097	Frozen Food Express Industries(a)	5,531
2,205	G&K Services, Inc., Class A	72,456
5,271	Gibraltar Industries, Inc.(a)	82,597
1,346	GP Strategies Corp.(a)	19,786
5,243	Granite Construction, Inc.	139,621
2,162	Greenbrier Cos., Inc.(a)	48,104
6,755	Griffon Corp.	67,347
3,919	H&E Equipment Services, Inc.(a)	66,584
1,358	Hardinge, Inc.	14,436
4,470	Heartland Express, Inc.	66,245
4,100	Herman Miller, Inc.	86,592
5,301	HNI Corp.	143,816
7,351	Hudson Highland Group, Inc.(a)	39,328
2,498	Insperity, Inc.	69,994
1,836	Insteel Industries, Inc.	23,501
4,971	Interline Brands, Inc.(a)	84,557
1,125	International Shipholding Corp.	25,594
2,583	John Bean Technologies Corp.	42,387
1,246	Kadant, Inc.(a)	30,228
2,098	Kaman Corp.	65,395
6,796	Kelly Services, Inc., Class A	109,823
5,769	Kennametal, Inc.	248,702
2,885	Kforce, Inc.(a)	35,889
8,864	Kimball International, Inc., Class B	53,982
3,307	Korn/Ferry International(a)	54,334
1,295	Kratos Defense & Security Solutions, Inc.(a)	8,793
2,735	Landstar System, Inc.	139,895
604	Lawson Products, Inc.	10,141
3,524	Lennox International, Inc.	127,569
972	LS Starrett Co. (The), Class A	14,104
3,734	LSI Industries, Inc.	26,549
2,831	Lydall, Inc.(a)	26,668
10,347	Manitowoc Co., Inc. (The)	139,064
1,441	Marten Transport Ltd.	31,486
2,400	McGrath Rentcorp	76,416
12,982	Meritor, Inc.(a)	81,527
1,250	Michael Baker Corp.(a)	30,613
1,488	Miller Industries, Inc.	24,269
2,541	Mine Safety Appliances Co.	86,750
4,231	Mueller Industries, Inc.	187,053
25,225	Mueller Water Products, Inc., Class A	69,116
851	NACCO Industries, Inc., Class A	86,972
8,224	Navigant Consulting, Inc.(a)	105,349
5,720	NCI Building Systems, Inc.(a)	66,981
1,335	NN, Inc.(a)	10,426
1,598	Northwest Pipe Co.(a)	36,450
16,430	Pacer International, Inc.(a)	99,237

1,891	Park-Ohio Holdings Corp.(a)	$37,612
3,457	Pike Electric Corp.(a)	27,518
9,659	Pinnacle Airlines Corp.(a)	13,619
3,313	Quality Distribution, Inc.(a)	40,684
3,572	Quanex Building Products Corp.	58,688
24,192	Republic Airways Holdings, Inc.(a)	133,298
3,269	Resources Connection, Inc.	40,601
12,630	RSC Holdings, Inc.(a)	267,630
4,491	Rush Enterprises, Inc., Class A(a)	103,338
3,866	Saia, Inc.(a)	58,222
535	Sauer-Danfoss, Inc.(a)	26,964
1,148	Schawk, Inc.	15,429
24	Seaboard Corp.(a)	46,596
1,479	SeaCube Container Leasing Ltd. (Bermuda)	22,836
2,937	Simpson Manufacturing Co., Inc.	95,100
8,343	Standard Register Co. (The)	16,769
1,228	Standex International Corp.	49,231
16,440	Steelcase, Inc., Class A	143,192
6,736	Swift Transportation Co.(a)	77,666
16,513	TBS International PLC, Class A (Ireland)(a)	3,854
4,648	Tecumseh Products Co., Class A(a)	23,333
1,193	Tennant Co.	45,907
1,952	Toro Co. (The)	123,737
1,782	Trimas Corp.(a)	38,616
5,151	TrueBlue, Inc.(a)	85,043
591	Twin Disc, Inc.	18,280
1,336	UniFirst Corp.	80,668
2,638	Universal Forest Products, Inc.	83,809
2,416	USA Truck, Inc.(a)	22,783
2,550	Viad Corp.	51,586
3,110	Wabash National Corp.(a)	27,586
2,738	Watts Water Technologies, Inc., Class A	105,550
4,999	Werner Enterprises, Inc.	130,624
1,652	Willis Lease Finance Corp.(a)	22,434
1,992	Xerium Technologies, Inc.(a)	17,390
		9,835,117
	Information Technology - 9.0%
8,714	Acxiom Corp.(a)	119,556
5,382	Agilysys, Inc.(a)	43,809
2,251	American Software, Inc., Class A	20,191
24,956	Amkor Technology, Inc.(a)	142,998
2,742	Applied Micro Circuits Corp.(a)	21,470
8,639	Aviat Networks, Inc.(a)	19,179
3,220	Avid Technology, Inc.(a)	31,202
3,739	AVX Corp.	49,205
9,126	Axcelis Technologies, Inc.(a)	16,427
790	Bel Fuse, Inc., Class B	15,997
10,713	Benchmark Electronics, Inc.(a)	184,264
2,392	Black Box Corp.	73,961
9,700	Broadridge Financial Solutions, Inc.	232,509
3,564	CACI International, Inc., Class A(a)	209,171
3,895	Checkpoint Systems, Inc.(a)	40,975
11,266	CIBER, Inc.(a)	49,007
12,579	Compuware Corp.(a)	98,619
15,008	Convergys Corp.(a)	199,756
4,064	CTS Corp.	40,884
2,635	Digi International, Inc.(a)	29,749
2,026	Digital River, Inc.(a)	32,436
4,398	DSP Group, Inc.(a)	25,201
3,480	DST Systems, Inc.	169,859
1,148	Dynamics Research Corp.(a)	12,926
14,437	EarthLink, Inc.	104,091
1,565	Electro Rent Corp.	26,746
1,840	Electro Scientific Industries, Inc.	27,931
4,397	Electronics for Imaging, Inc.(a)	75,453
6,949	Emulex Corp.(a)	72,548
1,691	EPIQ Systems, Inc.	20,613
894	ePlus, Inc.(a)	25,497
3,563	Exar Corp.(a)	23,801
6,864	Extreme Networks, Inc.(a)	22,239
2,582	Fair Isaac Corp.	93,572
10,705	Fairchild Semiconductor International, Inc.(a)	149,656
3,481	FormFactor, Inc.(a)	17,927
14,655	Global Cash Access Holdings, Inc.(a)	77,671
17,181	Hutchinson Technology, Inc.(a)(b)	31,785
8,588	Imation Corp.(a)	50,927
3,092	InfoSpace, Inc.(a)	38,063
12,306	Integrated Device Technology, Inc.(a)	78,020
6,430	Intermec, Inc.(a)	54,269
12,408	Intersil Corp., Class A	139,714
1,266	IXYS Corp.(a)	17,370
6,661	Lionbridge Technologies, Inc.(a)	18,318
3,614	Methode Electronics, Inc.	35,887
12,705	ModusLink Global Solutions, Inc.	72,673
6,033	Molex, Inc.	159,513
9,430	Monster Worldwide, Inc.(a)	67,896
919	MTS Systems Corp.	42,173
2,490	Newport Corp.(a)	45,990
4,918	Novellus Systems, Inc.(a)	231,884
17,102	Openwave Systems, Inc.(a)	34,375
1,573	Park Electrochemical Corp.	47,772
6,829	PC Connection, Inc.	81,948
4,061	PC Mall, Inc.(a)	25,422
3,938	Pfsweb, Inc.(a)	10,869
7,749	Photronics, Inc.(a)	53,158
2,190	Plantronics, Inc.	81,556
15,183	Pulse Electronics Corp.	43,575
5,588	QLogic Corp.(a)	96,784
20,013	Quantum Corp.(a)	50,433
2,742	RadiSys Corp.(a)	16,534
1,996	RealNetworks, Inc.	20,379
1,644	Richardson Electronics Ltd.	19,909
946	Rimage Corp.	11,768
3,347	ScanSource, Inc.(a)	125,747
2,963	Silicon Image, Inc.(a)	14,400
1,815	Standard Microsystems Corp.(a)	46,754
3,640	StarTek, Inc.(a)	11,357
690	Supertex, Inc.(a)	12,751
1,341	Sycamore Networks, Inc.(a)	26,042
4,084	Symmetricom, Inc.(a)	25,484
33,130	Tellabs, Inc.	125,894
1,285	Tessco Technologies, Inc.	22,899
22,447	THQ, Inc.(a)	15,037
19,943	United Online, Inc.	113,276
5,162	ValueClick, Inc.(a)	90,025
1,612	Vishay Precision Group, Inc.(a)	25,405
		4,951,131
	Materials - 5.5%
4,383	A. Schulman, Inc.	107,384
3,380	A.M. Castle & Co.(a)	35,051
986	AEP Industries, Inc.(a)	32,577
2,035	American Vanguard Corp.	30,586
13,382	Boise, Inc.	102,239
3,078	Buckeye Technologies, Inc.	103,205

3,527	Carpenter Technology Corp.	$185,097
6,121	Century Aluminum Co.(a)	61,394
3,322	Eagle Materials, Inc.	97,700
8,445	Ferro Corp.(a)	57,088
3,768	Georgia Gulf Corp.(a)	132,068
5,426	H.B. Fuller Co.	155,292
740	Haynes International, Inc.	44,962
15,044	Headwaters, Inc.(a)	39,867
1,519	Innospec, Inc.(a)	49,170
801	Kronos Worldwide, Inc.	18,439
3,157	Landec Corp.(a)	19,037
13,660	Louisiana-Pacific Corp.(a)	116,383
5,988	Metals USA Holdings Corp.(a)	80,060
1,459	Minerals Technologies, Inc.	92,574
5,251	Myers Industries, Inc.	69,891
2,195	Neenah Paper, Inc.	52,175
8,712	Olin Corp.	193,406
1,267	Olympic Steel, Inc.	32,676
7,274	P.H. Glatfelter Co.	107,510
2,451	Penford Corp.(a)	13,848
2,730	RTI International Metals, Inc.(a)	68,714
4,170	Sensient Technologies Corp.	165,215
9,812	Spartech Corp.(a)	52,690
1,647	Texas Industries, Inc.(b)	51,485
3,319	TPC Group, Inc.(a)	109,029
2,535	Tredegar Corp.	62,513
15,125	Verso Paper Corp.(a)	17,091
5,168	W.R. Grace & Co.(a)	276,695
9,226	Wausau Paper Corp.	79,713
7,546	Worthington Industries, Inc.	138,922
		3,051,746
	Telecommunication Services - 1.4%
7,297	Alaska Communications Systems Group, Inc.(b)	19,848
59,945	Cincinnati Bell, Inc.(a)	206,810
3,970	Consolidated Communications Holdings, Inc.	75,390
4,579	General Communication, Inc., Class A(a)	47,667
2,162	HickoryTech Corp.	24,841
1,592	IDT Corp., Class B	14,010
11,503	Leap Wireless International, Inc.(a)(b)	98,466
7,459	Premiere Global Services, Inc.(a)	65,639
2,639	SureWest Communications	38,213
1,996	United States Cellular Corp.(a)	91,557
6,821	USA Mobility, Inc.	96,517
		778,958
	Utilities - 5.5%
4,330	ALLETE, Inc.	179,479
1,766	American States Water Co.	63,876
8,470	Avista Corp.	214,630
5,079	Black Hills Corp.	171,467
4,016	California Water Service Group	74,095
1,585	Central Vermont Public Service Corp.	55,744
2,402	CH Energy Group, Inc.	136,626
758	Connecticut Water Service, Inc.	23,028
4,299	El Paso Electric Co.	149,605
5,884	Empire District Electric Co. (The)	122,564
1,592	Genie Energy Ltd., Class B	16,652
5,941	IDACORP, Inc.	250,413
3,797	Laclede Group, Inc. (The)	158,183
2,582	MGE Energy, Inc.	115,829
5,238	New Jersey Resources Corp.	249,957
3,284	Northwest Natural Gas Co.	156,154
5,839	NorthWestern Corp.	205,182
6,075	Otter Tail Corp.	134,197
1,698	SJW Corp.	40,226
5,736	Southwest Gas Corp.	239,765
5,269	Unisource Energy Corp.	196,324
1,659	Unitil Corp.	45,838
		2,999,834
	Total Common Stocks and Other Equity Interests (Cost $54,676,019)	55,165,197

	Rights - 0.0%
	Consumer Staples - 0.0%
9,750	Pilgrim’s Pride Corp., expiring 02/29/12 (Cost $0)(b)	1,777

	Money Market Fund - 0.2%
90,323	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,323)	90,323

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.2% (Cost $54,766,342)	55,257,297

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
2,281,869	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,281,869)(d)(e)	2,281,869

	Total Investments (Cost $57,048,211)(f)-104.3%	57,539,166
	Liabilities in excess of other assets-(4.3)%	(2,355,588)
	Net Assets-100.0%	$55,183,578

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Mortgage Capital, Inc. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund.  The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. for the nine months ended January 31, 2012.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2011	Cost	Sales	(Depreciation)	Gain (Loss)	January 31, 2012	Income
Invesco Mortgage Capital, Inc.	$—	$21,046	$(1,284)	$(3,667)	$(415)	$15,680	$1,472

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(f) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $57,070,166. The net unrealized appreciation was

$469,000, which consisted of aggregate gross unrealized appreciation of $5,115,717 and aggregate gross unrealized depreciation of $4,646,717.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.7%
35,425	1-800-FLOWERS.COM, Inc., Class A(a)	$102,024
2,014	America’s Car-Mart, Inc.(a)	76,411
5,526	Amerigon, Inc.(a)	84,824
3,458	Arctic Cat, Inc.(a)	103,187
3,616	Asbury Automotive Group, Inc.(a)	82,843
1,540	Ascent Capital Group, Inc., Class A(a)	72,981
7,618	Benihana, Inc.	83,265
10,560	Black Diamond, Inc.(a)	84,691
1,389	Blyth, Inc.	87,438
3,161	Body Central Corp.(a)	84,968
10,445	Boyd Gaming Corp.(a)	91,603
9,324	Build-A-Bear Workshop, Inc.(a)	76,177
14,266	Callaway Golf Co.	95,582
15,900	Charming Shoppes, Inc.(a)	78,864
7,023	Conn’s, Inc.(a)	81,467
1,971	Core-Mark Holding Co., Inc.	80,042
3,912	CSS Industries, Inc.	83,795
23,340	Cumulus Media, Inc., Class A(a)(b)	82,157
4,087	Delta Apparel, Inc.(a)	62,531
3,177	Drew Industries, Inc.(a)	82,507
9,844	E.W. Scripps Co. (The), Class A(a)	83,379
2,703	Fisher Communications, Inc.(a)	81,333
5,412	Fred’s, Inc., Class A	79,827
26,878	Great Wolf Resorts, Inc.(a)	86,010
11,931	Hot Topic, Inc.	87,335
6,630	La-Z-Boy, Inc.(a)	87,383
14,112	Leapfrog Enterprises, Inc.(a)	81,708
4,015	Lennar Corp., Class A	86,282
3,564	Lithia Motors, Inc., Class A	79,156
40,595	LJ International, Inc. (British Virgin Islands)(a)(b)	88,903
6,255	Marcus Corp.	75,748
4,289	Movado Group, Inc.	78,960
9,819	Multimedia Games Holding Co., Inc.(a)	74,133
7,172	Pep Boys - Manny, Moe & Jack (The)	107,580
5,542	Perry Ellis International, Inc.(a)	86,123
21,588	Quiksilver, Inc.(a)	96,282
2,848	Red Robin Gourmet Burgers, Inc.(a)	87,462
9,211	Rick’s Cabaret International, Inc.(a)	95,242
8,639	Rocky Brands, Inc.(a)	95,893
2,085	Saga Communications, Inc., Class A(a)	86,006
3,070	Shoe Carnival, Inc.(a)	77,640
5,084	Speedway Motorsports, Inc.	81,497
5,680	Stage Stores, Inc.	87,358
3,894	Standard Motor Products, Inc.	80,567
3,112	Steinway Musical Instruments, Inc.(a)	77,644
13,690	Stewart Enterprises, Inc., Class A	84,194
2,358	Sturm Ruger & Co., Inc.	93,495
4,770	Superior Industries International, Inc.	86,671
18,359	TravelCenters of America LLC(a)	98,221
9,231	VOXX International Corp.(a)	117,418
6,787	West Marine, Inc.(a)	82,258
24,198	Wet Seal, Inc. (The), Class A(a)	84,693
11,033	Zagg, Inc.(a)(b)	110,109
20,709	Zale Corp.(a)	59,021
		4,622,888
	Consumer Staples - 2.7%
29,001	Alliance One International, Inc.(a)	84,393
9,476	Central Garden & Pet Co., Class A(a)	89,643
9,460	Chiquita Brands International, Inc.(a)	83,153
10,063	Coffee Holding Co., Inc.(b)	84,378
2,695	Nash Finch Co.	78,721
11,063	Omega Protein Corp.(a)	95,252
3,056	Seneca Foods Corp., Class A(a)	88,410
14,719	Smart Balance, Inc.(a)	78,011
4,215	Spartan Stores, Inc.	78,989
3,488	Susser Holdings Corp.(a)	83,189
8,310	Winn-Dixie Stores, Inc.(a)	78,530
		922,669
	Energy - 6.1%
2,691	Adams Resources & Energy, Inc.	102,608
8,951	Alon USA Energy, Inc.	86,467
12,723	Capital Product Partners LP (Marshall Islands)	99,876
27,257	Crimson Exploration, Inc.(a)	80,408
6,237	Crosstex Energy, Inc.	78,337
1,977	Dawson Geophysical Co.(a)	70,361
5,338	Energy Partners Ltd.(a)	85,301
2,692	GeoResources, Inc.(a)	82,402
8,079	Green Plains Renewable Energy, Inc.(a)	91,697
2,669	Gulf Island Fabrication, Inc.	81,004
10,691	Harvest Natural Resources, Inc.(a)	73,554
17,770	Hercules Offshore, Inc.(a)	79,787
8,350	Matrix Service Co.(a)	97,194
27,946	Miller Energy Resources, Inc.(a)	112,902
3,576	Mitcham Industries, Inc.(a)	78,529
8,869	Niska Gas Storage Partners LLC, Class U	91,173
3,141	PHI, Inc.(a)	82,797
8,057	Pioneer Drilling Co.(a)	71,868
3,530	REX American Resources Corp.(a)	90,721
20,199	StealthGas, Inc. (Greece)(a)	86,250
6,239	Tesco Corp. (Canada)(a)	86,597
13,072	Triangle Petroleum Corp.(a)	89,412
12,492	Union Drilling, Inc.(a)	80,324
21,249	Willbros Group, Inc.(a)	90,521
		2,070,090
	Financials - 31.7%
3,083	1st Source Corp.	77,198
8,707	Advance America Cash Advance Centers, Inc.	68,524
7,493	American Equity Investment Life Holding Co.	86,394
3,590	American Safety Insurance Holdings Ltd. (Bermuda)(a)	78,082
7,584	Ameris Bancorp(a)	81,300
3,356	AMERISAFE, Inc.(a)	82,490
6,008	Apollo Commercial Real Estate Finance, Inc. REIT	88,438
3,699	Arlington Asset Investment Corp., Class A	82,858
11,189	ARMOUR Residential REIT, Inc.(b)	80,673
9,856	Ashford Hospitality Trust, Inc. REIT	88,803

4,855	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	$89,866
10,911	Bancorp, Inc. (The)(a)	87,506
3,889	Bank of Kentucky Financial Corp.	92,014
4,545	Banner Corp.	89,264
3,512	Berkshire Hills Bancorp, Inc.	79,441
4,800	BofI Holding, Inc.(a)	80,208
9,819	Boston Private Financial Holdings, Inc.	80,909
9,342	Brookline Bancorp, Inc.	86,600
6,230	Calamos Asset Management, Inc., Class A	77,813
7,258	Cardinal Financial Corp.	81,362
18,085	Cedar Realty Trust, Inc. REIT	90,244
7,977	Center Bancorp, Inc.	76,180
2,760	Century Bancorp, Inc., Class A	78,329
3,661	Chemical Financial Corp.	82,848
5,042	Chesapeake Lodging Trust REIT	85,865
6,842	Citizens Republic Bancorp, Inc.(a)	87,920
13,671	CoBiz Financial, Inc.	81,753
4,960	Colony Financial, Inc. REIT	84,122
2,649	Community Trust Bancorp, Inc.	81,616
4,376	Coresite Realty Corp. REIT	87,739
30,456	Cowen Group, Inc., Class A(a)	82,231
12,807	Crawford & Co., Class B	72,744
6,255	Dime Community Bancshares	86,194
5,375	Duff & Phelps Corp., Class A	82,399
8,640	Dynex Capital, Inc. REIT	80,006
12,002	Edelman Financial Group, Inc.	85,694
5,266	Enterprise Financial Services Corp.	65,246
5,538	ESB Financial Corp.	77,477
6,495	Excel Trust, Inc. REIT	82,486
4,325	Federal Agricultural Mortgage Corp., Class C	83,905
15,776	First Busey Corp.	79,038
14,822	First Commonwealth Financial Corp.	82,114
5,405	First Defiance Financial Corp.	83,669
2,342	First Financial Corp.	82,017
6,055	First Interstate BancSystem, Inc.	83,317
9,200	First Merchants Corp.	90,620
7,614	First Pactrust Bancorp, Inc.	92,282
9,512	Flagstone Reinsurance Holdings SA (Luxembourg)	83,040
6,240	Flushing Financial Corp.	81,806
5,151	Forestar Group, Inc.(a)	82,004
6,239	Fox Chase Bancorp, Inc.	78,861
19,143	GFI Group, Inc.	88,632
10,850	Gladstone Investment Corp.	88,210
3,979	Global Indemnity PLC (Ireland)(a)	79,938
6,604	Hampden Bancorp, Inc.	80,371
8,357	Hercules Technology Growth Capital, Inc.	79,642
16,440	Heritage Commerce Corp.(a)	81,542
9,330	Hilltop Holdings, Inc.(a)	80,518
5,684	Horace Mann Educators Corp.	88,898
4,846	Horizon Technology Finance Corp.	78,699
5,503	Hudson Pacific Properties, Inc. REIT	84,581
9,593	Independence Holding Co.	91,229
2,859	Independent Bank Corp.	79,309
3,307	INTL FCStone, Inc.(a)	84,924
7,291	Investment Technology Group, Inc.(a)	82,680
14,737	iStar Financial, Inc. REIT(a)	102,864
6,078	Kaiser Federal Financial Group, Inc.	80,412
2,374	Kansas City Life Insurance Co.	76,823
7,452	Kennedy-Wilson Holdings, Inc.	100,080
12,504	Kohlberg Capital Corp.	87,403
3,050	Lakeland Financial Corp.	77,287
9,007	Maiden Holdings Ltd. (Bermuda)	83,945
3,673	Main Street Capital Corp.	81,283
8,928	MainSource Financial Group, Inc.	83,834
6,137	Marlin Business Services Corp.	87,820
19,770	MCG Capital Corp.	92,524
7,300	Meadowbrook Insurance Group, Inc.	72,781
6,853	Medallion Financial Corp.	76,000
9,408	Metro Bancorp, Inc.(a)	102,924
8,640	Mission West Properties, Inc. REIT	81,043
5,770	National Financial Partners Corp.(a)	88,858
579	National Western Life Insurance Co., Class A	83,642
10,941	New York Mortgage Trust, Inc. REIT	77,462
7,754	NewStar Financial, Inc.(a)	75,369
6,079	Nicholas Financial, Inc. (Canada)	78,541
16,345	NorthStar Realty Finance Corp. REIT	81,398
5,436	OBA Financial Services, Inc.(a)	77,409
4,964	OmniAmerican Bancorp, Inc.(a)	81,658
6,515	Oriental Financial Group, Inc.	74,532
8,910	Pacific Continental Corp.	78,943
7,998	Parkway Properties, Inc. REIT	77,341
7,812	PennantPark Investment Corp.	80,542
7,475	Pennsylvania Real Estate Investment Trust REIT	91,793
4,747	PennyMac Mortgage Investment Trust REIT	84,069
5,261	Peoples Bancorp, Inc.	82,387
3,787	PICO Holdings, Inc.(a)	83,579
4,885	Pinnacle Financial Partners, Inc.(a)	82,263
3,858	Piper Jaffray Cos.(a)	85,840
7,803	Presidential Life Corp.	87,003
8,448	Provident Financial Holdings, Inc.	79,496
16,611	RAIT Financial Trust REIT	93,520
7,928	Ramco-Gershenson Properties Trust REIT	91,727
5,196	Renasant Corp.	81,993
3,445	Republic Bancorp, Inc., Class A	87,537
14,062	Resource Capital Corp. REIT	82,263
6,659	Retail Opportunity Investments Corp. REIT	78,976
7,611	Rockville Financial, Inc.	82,808
3,991	S&T Bancorp, Inc.	86,645
4,936	Safeguard Scientifics, Inc.(a)	78,482
1,949	Safety Insurance Group, Inc.	81,683
4,440	Sandy Spring Bancorp, Inc.	81,074
2,687	SCBT Financial Corp.	83,109
2,867	Simmons First National Corp., Class A	78,986
3,643	Southside Bancshares, Inc.	77,960
6,926	StellarOne Corp.	85,051
6,747	Stewart Information Services Corp.	92,097
11,346	SWS Group, Inc.	83,393
3,945	Territorial Bancorp, Inc.	81,583
2,024	Tompkins Financial Corp.	81,851
4,077	Triangle Capital Corp.	79,420
3,910	United Fire Group, Inc.	76,753
6,061	ViewPoint Financial Group	82,369
10,083	Virginia Commerce Bancorp, Inc.(a)	89,335
3,847	Walter Investment Management Corp.	72,016
4,003	WesBanco, Inc.	79,900
8,235	West Bancorporation, Inc.	80,044
4,996	West Coast Bancorp(a)	79,836
12,515	Western Alliance Bancorp(a)	99,995

7,666	Winthrop Realty Trust REIT	$91,609
		10,723,845
	Health Care - 7.8%
10,230	Achillion Pharmaceuticals, Inc.(a)	113,451
19,283	Affymetrix, Inc.(a)	92,751
5,325	AngioDynamics, Inc.(a)	69,012
8,046	Anika Therapeutics, Inc.(a)	74,023
14,448	BioScrip, Inc.(a)	78,164
2,795	Cantel Medical Corp.	88,238
9,937	Capital Senior Living Corp.(a)	80,490
6,629	Cynosure, Inc., Class A(a)	92,342
3,220	Ensign Group, Inc. (The)	85,362
3,570	Greatbatch, Inc.(a)	83,609
30,579	Hansen Medical, Inc.(a)(b)	95,712
4,224	HealthStream, Inc.(a)	78,482
11,362	Healthways, Inc.(a)	85,897
2,004	Hi-Tech Pharmacal Co., Inc.(a)	78,116
6,707	Kindred Healthcare, Inc.(a)	82,295
10,818	MedCath Corp.(a)	78,431
5,895	Merit Medical Systems, Inc.(a)	83,179
10,863	Metropolitan Health Networks, Inc.(a)	87,121
4,723	Omnicell, Inc.(a)	73,112
8,660	OraSure Technologies, Inc.(a)	96,386
10,952	QLT, Inc. (Canada)(a)	76,664
17,547	RTI Biologics, Inc.(a)	60,537
18,385	Sciclone Pharmaceuticals, Inc.(a)	88,064
24,816	Solta Medical, Inc.(a)	74,448
10,926	Spectranetics Corp.(a)	91,014
12,176	Sunrise Senior Living, Inc.(a)	86,571
9,873	Symmetry Medical, Inc.(a)	74,146
7,126	Syneron Medical Ltd. (Israel)(a)	77,388
3,325	Transcend Services, Inc.(a)	82,527
10,071	Transcept Pharmaceuticals, Inc.(a)	80,769
3,893	Triple-S Management Corp., Class B(a)	83,038
17,883	Vical, Inc.(a)	62,769
		2,634,108
	Industrials - 15.6%
12,920	Acorn Energy, Inc.	83,592
5,679	Ameresco, Inc., Class A(a)	74,452
3,261	American Railcar Industries, Inc.(a)	85,112
6,357	Apogee Enterprises, Inc.	87,409
9,884	Asta Funding, Inc.	73,932
2,204	Astronics Corp.(a)	73,415
1,736	AZZ, Inc.	85,220
1,657	Cascade Corp.	94,151
12,907	CBIZ, Inc.(a)	80,927
5,718	China Yuchai International Ltd. (Bermuda)	89,144
6,188	Ducommun, Inc.	89,417
2,421	DXP Enterprises, Inc.(a)	81,660
3,731	Dycom Industries, Inc.(a)	79,731
3,989	Dynamic Materials Corp.	88,157
3,711	Encore Capital Group, Inc.(a)	87,208
3,010	Encore Wire Corp.	82,173
5,913	Ennis, Inc.	97,801
10,370	Fushi Copperweld, Inc.(a)	86,175
2,677	G&K Services, Inc., Class A	87,966
11,664	Genco Shipping & Trading Ltd.(a)	81,648
5,583	Gibraltar Industries, Inc.(a)	87,486
3,322	Global Power Equipment Group, Inc.(a)	85,209
3,473	Graham Corp.	75,781
3,208	Greenbrier Cos., Inc.(a)	71,378
8,637	Griffon Corp.	86,111
5,811	H&E Equipment Services, Inc.(a)	98,729
9,795	Hardinge, Inc.	104,121
3,626	Heidrick & Struggles International, Inc.	79,699
16,472	Hudson Highland Group, Inc.(a)	88,125
3,711	Hurco Cos., Inc.(a)	87,468
3,145	ICF International, Inc.(a)	89,129
8,374	InnerWorkings, Inc.(a)	92,365
3,490	Kadant, Inc.(a)	84,667
5,697	Kelly Services, Inc., Class A	92,064
15,375	Kimball International, Inc., Class B	93,634
13,212	Kratos Defense & Security Solutions, Inc.(a)	89,710
3,260	Layne Christensen Co.(a)	75,730
8,311	Lydall, Inc.(a)	78,290
23,692	Metalico, Inc.(a)	86,239
11,250	MFC Industrial Ltd. (Canada)	86,850
5,016	Miller Industries, Inc.	81,811
3,058	Mistras Group, Inc.(a)	68,866
3,066	Multi-Color Corp.	70,242
4,122	MYR Group, Inc.(a)	82,358
6,831	Navigant Consulting, Inc.(a)	87,505
22,096	Navios Maritime Holdings, Inc. (Greece)	79,988
3,451	Northwest Pipe Co.(a)	78,717
6,975	On Assignment, Inc.(a)	78,190
30,444	Pendrell Corp.(a)	81,285
1,307	Preformed Line Products Co.	84,458
5,224	Primoris Services Corp.	83,114
22,995	Republic Airways Holdings, Inc.(a)	126,702
5,578	Roadrunner Transportation Systems, Inc.(a)	83,893
3,725	Rush Enterprises, Inc., Class A(a)	85,712
6,247	Saia, Inc.(a)	94,080
5,261	SeaCube Container Leasing Ltd. (Bermuda)	81,230
2,281	Standex International Corp.	91,445
2,619	Team, Inc.(a)	76,449
3,593	Titan Machinery, Inc.(a)	88,891
2,147	Twin Disc, Inc.	66,407
2,526	Universal Forest Products, Inc.	80,251
4,458	Viad Corp.	90,185
		5,263,854
	Information Technology - 15.7%
7,264	Advanced Energy Industries, Inc.(a)	77,289
9,920	Agilysys, Inc.(a)	80,749
5,133	Allot Communications Ltd. (Israel)(a)	80,896
4,689	Anaren, Inc.(a)	81,682
3,895	ATMI, Inc.(a)	91,065
19,981	AudioCodes Ltd. (Israel)(a)	83,121
2,779	Black Box Corp.	85,927
7,587	Brooks Automation, Inc.	81,333
7,209	Checkpoint Systems, Inc.(a)	75,839
15,118	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)(a)	124,119
20,441	CIBER, Inc.(a)	88,918
8,471	CTS Corp.	85,218
6,552	CVD Equipment Corp.(a)	93,890
9,434	Datalink Corp.(a)	86,887
7,063	Digi International, Inc.(a)	79,741
5,449	Electro Scientific Industries, Inc.	82,716
6,561	EPIQ Systems, Inc.	79,979
2,790	ePlus, Inc.(a)	79,571
13,167	EXFO, Inc. (Canada)(a)	83,215
15,587	FormFactor, Inc.(a)	80,273
10,181	Frequency Electronics, Inc.(a)	86,640
17,517	Global Cash Access Holdings, Inc.(a)	92,840

5,761	Globecomm Systems, Inc.(a)	$82,209
25,128	Glu Mobile, Inc.(a)(b)	84,430
7,621	GSI Group, Inc. (Canada)(a)	88,023
16,479	ID Systems, Inc.(a)	84,867
13,768	Imation Corp.(a)	81,644
7,179	InfoSpace, Inc.(a)	88,373
8,629	Integrated Silicon Solution, Inc.(a)	84,305
13,122	Internap Network Services Corp.(a)	88,049
28,380	inTEST Corp.(a)	87,127
7,285	IXYS Corp.(a)	99,950
2,917	Kenexa Corp.(a)	70,066
3,841	Keynote Systems, Inc.	75,168
13,277	Lattice Semiconductor Corp.(a)	90,284
31,990	Majesco Entertainment Co.(a)(b)	80,935
2,787	Measurement Specialties, Inc.(a)	90,578
14,607	ModusLink Global Solutions, Inc.	83,552
5,003	Monotype Imaging Holdings, Inc.(a)	78,097
3,839	Multi-Fineline Electronix, Inc.(a)	95,438
4,283	Nanometrics, Inc.(a)	86,731
11,814	OCZ Technology Group, Inc.(a)(b)	99,592
4,791	Oplink Communications, Inc.(a)	89,735
26,076	ORBCOMM, Inc.(a)	89,962
7,039	PC Connection, Inc.	84,468
11,394	PC-Tel, Inc.	84,771
13,389	Pervasive Software, Inc.(a)	77,121
12,820	Photronics, Inc.(a)	87,945
5,064	Procera Networks, Inc.(a)	85,227
8,550	Reis, Inc.(a)	88,920
6,419	Richardson Electronics Ltd.	77,734
8,514	Rudolph Technologies, Inc.(a)	87,098
11,221	SeaChange International, Inc.(a)	80,567
6,881	Silicon Graphics International Corp.(a)	93,857
28,484	SMTC Corp.(a)	82,319
3,020	Stamps.com, Inc.(a)	93,650
4,976	Super Micro Computer, Inc.(a)	83,995
33,164	TeleCommunication Systems, Inc., Class A(a)	77,604
5,705	Tessco Technologies, Inc.	101,663
14,496	United Online, Inc.	82,337
5,442	Virtusa Corp.(a)	87,018
5,852	Xyratex Ltd. (Bermuda)	92,930
		5,330,247
	Materials - 5.7%
3,682	A. Schulman, Inc.	90,209
5,845	American Vanguard Corp.	87,850
10,946	Boise, Inc.	83,627
9,671	Core Molding Technologies, Inc.(a)	82,204
7,839	Flotek Industries, Inc.(a)	92,030
7,460	Friedman Industries, Inc.	78,106
1,429	Haynes International, Inc.	86,826
8,654	Horsehead Holding Corp.(a)	94,156
2,776	Innospec, Inc.(a)	89,859
4,951	KapStone Paper and Packaging Corp.(a)	86,444
9,553	Material Sciences Corp.(a)	75,660
12,779	Mercer International, Inc.(a)	104,532
6,315	Myers Industries, Inc.	84,053
3,492	Neenah Paper, Inc.	83,005
3,349	Olympic Steel, Inc.	86,371
5,519	P.H. Glatfelter Co.	81,571
7,330	Richmont Mines, Inc. (Canada)(a)	90,672
34,511	SinoCoking Coal and Coke Chemical Industries, Inc.(a)	99,737
2,091	Universal Stainless & Alloy Products, Inc.(a)	83,075
25,695	Vista Gold Corp. (Canada)(a)(b)	96,870
9,549	Wausau Paper Corp.	82,503
10,354	Zoltek Cos., Inc.(a)(b)	89,976
		1,929,336
	Telecommunication Services - 0.8%
10,234	Iridium Communications, Inc.(a)	81,770
9,207	Premiere Global Services, Inc.(a)	81,022
6,553	SureWest Communications	94,887
		257,679
	Utilities - 0.2%
1,820	Chesapeake Utilities Corp.	78,297

	Total Common Stocks and Other Equity Interests (Cost $31,852,902)	33,833,013

	Money Market Fund - 0.3%
93,516	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,516)	93,516

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.3% (Cost $31,946,418)	33,926,529

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
571,975	Invesco Liquid Assets Portfolio - Institutional Class (Cost $571,975)(c)(d)	571,975

	Total Investments (Cost $32,518,393)(e)-102.0%	34,498,504
	Liabilities in excess of other assets-(2.0)%	(662,086)
	Net Assets-100.0%	$33,836,418

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $32,683,445. The net unrealized appreciation was $1,815,059, which consisted of aggregate gross unrealized appreciation of $3,647,249 and aggregate gross unrealized depreciation of $1,832,190.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 57.1%
14,370	AAR Corp.	$304,500
7,885	Aerovironment, Inc.(a)	219,755
11,753	Alliant Techsystems, Inc.	698,246
42,882	Boeing Co. (The)	3,180,987
9,537	Cubic Corp.	440,991
3,759	Ducommun, Inc.	54,318
10,924	Esterline Technologies Corp.(a)	668,003
65,844	Exelis, Inc.	657,782
20,939	GenCorp, Inc.(a)	114,955
37,888	General Dynamics Corp.	2,620,334
20,161	Goodrich Corp.	2,515,085
14,896	HEICO Corp.	828,218
12,270	Kratos Defense & Security Solutions, Inc.(a)	83,313
32,898	L-3 Communications Holdings, Inc.	2,327,204
4,234	LMI Aerospace, Inc.(a)	83,791
34,425	Lockheed Martin Corp.	2,833,866
16,383	Moog, Inc., Class A(a)	698,243
42,274	Northrop Grumman Corp.	2,454,006
20,957	Orbital Sciences Corp.(a)	303,667
51,178	Raytheon Co.	2,456,032
39,758	Rockwell Collins, Inc.	2,301,591
13,186	Teledyne Technologies, Inc.(a)	748,437
17,959	TransDigm Group, Inc.(a)	1,877,254
17,506	Triumph Group, Inc.	1,095,350
43,023	United Technologies Corp.	3,370,852
		32,936,780
	Auto Manufacturers - 1.4%
32,612	Oshkosh Corp.(a)	791,819

	Commercial Services - 4.3%
51,140	Booz Allen Hamilton Holding Corp.(a)	900,064
121,718	SAIC, Inc.(a)	1,565,294
		2,465,358
	Computers - 3.9%
9,426	CACI International, Inc., Class A(a)	553,212
55,315	Computer Sciences Corp.	1,428,786
9,341	KEYW Holding Corp. (The)(a)	70,992
10,919	Mercury Computer Systems, Inc.(a)	146,205
4,846	NCI, Inc., Class A(a)	35,473
		2,234,668
	Electronics - 9.5%
3,180	American Science & Engineering, Inc.	227,370
55,646	FLIR Systems, Inc.	1,432,884
57,960	Honeywell International, Inc.	3,363,998
7,008	OSI Systems, Inc.(a)	376,540
19,827	Taser International, Inc.(a)	94,377
		5,495,169
	Engineering & Construction - 2.0%
28,401	URS Corp.(a)	1,168,701

	Metal Fabricate/Hardware - 4.3%
15,340	Precision Castparts Corp.	2,510,851

	Miscellaneous Manufacturing - 6.4%
8,632	Ceradyne, Inc.(a)	285,633
35,124	Hexcel Corp.(a)	880,559
99,230	Textron, Inc.	2,528,380
		3,694,572
	Packaging & Containers - 3.9%
58,019	Ball Corp.	2,277,826

	Shipbuilding - 1.1%
17,410	Huntington Ingalls Industries, Inc.(a)	656,009

	Software - 0.8%
13,158	ManTech International Corp., Class A	462,504

	Telecommunications - 5.3%
7,257	Comtech Telecommunications Corp.	223,951
16,230	DigitalGlobe, Inc.(a)	254,649
7,914	GeoEye, Inc.(a)	173,396
41,311	Harris Corp.	1,693,751
15,064	ViaSat, Inc.(a)	716,142
		3,061,889
	Total Common Stocks (Cost $68,434,960)	57,756,146

	Money Market Fund - 0.2%
116,236	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $116,236)	116,236

	Total Investments (Cost $68,551,196)(b)-100.2%	57,872,382
	Liabilities in excess of other assets-(0.2)%	(140,527)
	Net Assets-100.0%	$57,731,855

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $68,659,115. The net unrealized depreciation was $10,786,733, which consisted of aggregate gross unrealized appreciation of $432,382 and aggregate gross unrealized depreciation of $11,219,115.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Parts & Equipment - 7.2%
40,289	BorgWarner, Inc.(a)	$3,006,768
34,462	Fuel Systems Solutions, Inc.(a)	719,222
91,601	Johnson Controls, Inc.	2,910,164
19,616	Westport Innovations, Inc. (Canada)(a)	814,489
		7,450,643
	Biotechnology - 2.3%
84,468	Novozymes A/S, Class B (Denmark)	2,379,736

	Building Materials - 1.8%
151,764	Kingspan Group PLC (Ireland)	1,418,877
27,883	WaterFurnace Renewable Energy, Inc. (Canada)	487,956
		1,906,833
	Chemicals - 2.5%
979	Gurit Holding AG (Switzerland)(a)	513,134
41,102	SGL Carbon SE (Germany)(a)(b)	2,076,856
		2,589,990
	Commercial Services - 3.0%
1,722	SGS SA (Switzerland)	3,093,458

	Electric - 2.8%
41,424	Ameresco, Inc., Class A(a)	543,069
12,466,108	Energy Development Corp. (Philippines)	1,627,847
20,051	EnerNOC, Inc.(a)(b)	183,467
36,538	Ormat Technologies, Inc.(b)	593,742
		2,948,125
	Electrical Components & Equipment - 10.6%
61,130	Advanced Energy Industries, Inc.(a)	650,423
1,207,945	China High Speed Transmission Equipment Group Co. Ltd. (China)	640,229
49,229	EnerSys(a)	1,426,656
219,581	Gamesa Corp. Tecnologica SA (Spain)	859,453
32,583	Saft Groupe SA (France)	987,411
55,556	Schneider Electric SA (France)	3,453,010
16,495	SMA Solar Technology AG (Germany)(b)	1,020,043
172,396	Vestas Wind Systems A/S (Denmark)(a)(b)	1,945,816
		10,983,041
	Electronics - 9.3%
22,494	Badger Meter, Inc.	722,957
70,803	Elster Group SE ADR (Germany)(a)	957,964
34,813	ESCO Technologies, Inc.	1,046,827
43,596	Horiba Ltd. (Japan)	1,391,070
36,142	Itron, Inc.(a)	1,401,948
50,520	Trimble Navigation Ltd.(a)	2,365,852
42,970	Woodward, Inc.	1,803,881
		9,690,499
	Energy-Alternate Sources - 4.6%
2,958,336	China Longyuan Power Group Corp., H-Shares (China)	2,247,030
7,311,909	GCL-Poly Energy Holdings Ltd. (Cayman Islands)	2,517,609
		4,764,639
	Engineering & Construction - 5.8%
152,324	ABB Ltd. (Switzerland)(a)	3,183,631
53,659	Aegion Corp.(a)	915,959
59,168	Arcadis NV (Netherlands)	1,143,606
32,809	Grontmij NV CVA (Netherlands)	219,897
26,518	Mistras Group, Inc.(a)	597,186
		6,060,279
	Environmental Control - 6.6%
43,668	Asahi Holdings, Inc. (Japan)	918,603
25,542	BWT AG (Austria)	500,199
788,930	Hyflux Ltd. (Singapore)	863,781
81,118	Kurita Water Industries Ltd. (Japan)	2,202,154
58,510	Tetra Tech, Inc.(a)	1,353,336
135,077	Tomra Systems ASA (Norway)	991,501
		6,829,574
	Hand/Machine Tools - 1.1%
57,910	Meyer Burger Technology AG (Switzerland)(a)(b)	1,108,325

	Healthcare-Services - 1.0%
12,511	Eurofins Scientific (France)	1,006,726

	Machinery-Diversified - 6.8%
116,929	GLV, Inc., Class A (Canada)(a)	454,727
25,777	Kadant, Inc.(a)	625,350
14,864	Lindsay Corp.	908,636
29,294	Roper Industries, Inc.	2,735,767
89,947	Xylem, Inc.	2,330,527
		7,055,007
	Mining - 0.6%
114,798	5N Plus, Inc. (Canada)(a)(b)	590,674

	Miscellaneous Manufacturing - 16.0%
140,210	Alfa Laval AB (Sweden)	2,868,278
35,242	CLARCOR, Inc.	1,811,791
32,831	Donaldson Co., Inc.	2,373,681
70,706	Hexcel Corp.(a)	1,772,600
45,008	Pall Corp.	2,686,078
39,028	Polypore International, Inc.(a)(b)	1,486,186
29,743	Siemens AG (Germany)	2,808,775
68,191	STR Holdings, Inc.(a)	728,962
		16,536,351
	Semiconductors - 7.3%
22,340	Centrotherm Photovoltaics AG (Germany)	337,916
81,817	Cree, Inc.(a)	2,080,606
54,371	First Solar, Inc.(a)(b)	2,298,806
141,594	GT Advanced Technologies, Inc.(a)	1,220,540
29,816	Power Integrations, Inc.	1,073,078
46,725	Rubicon Technology, Inc.(a)(b)	506,032
		7,516,978
	Software - 5.2%
38,948	ANSYS, Inc.(a)	2,355,965
84,152	Autodesk, Inc.(a)	3,029,472
		5,385,437

	Telecommunications - 5.5%
215,193	Corning, Inc.	$2,769,534
105,851	Polycom, Inc.(a)	2,111,728
24,439	RuggedCom, Inc. (Canada)(a)	799,565
		5,680,827
	Total Common Stocks and Other Equity Interests (Cost $107,207,015)	103,577,142

	Money Market Fund - 0.1%
89,279	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,279)	89,279

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.1% (Cost $107,296,294)	103,666,421

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.1%
8,434,272	Invesco Liquid Assets Portfolio - Institutional Class (Cost $8,434,272)(c)(d)	8,434,272

	Total Investments (Cost $115,730,566)(e)-108.2%	112,100,693
	Liabilities in excess of other assets-(8.2)%	(8,483,349)
	Net Assets-100.0%	$103,617,344

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificate

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $119,638,868. The net unrealized depreciation was $7,538,175, which consisted of aggregate gross unrealized appreciation of $13,877,184 and aggregate gross unrealized depreciation of $21,415,359.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio (PDP)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 26.9%
7,781	AutoZone, Inc.(a)	$2,706,854
99,994	Brinker International, Inc.	2,584,845
14,300	Chipotle Mexican Grill, Inc.(a)	5,252,247
140,520	Dillard’s, Inc., Class A	6,218,010
47,740	Dollar Tree, Inc.(a)	4,048,829
57,552	DSW, Inc., Class A	2,875,874
192,180	Liberty Interactive Corp., Class A(a)	3,290,122
162,625	Liberty Media Corp.- Liberty Capital, Class A(a)	13,401,926
69,909	Macy’s, Inc.	2,355,234
32,509	McDonald’s Corp.	3,220,017
51,010	NIKE, Inc., Class B	5,304,530
50,969	Nordstrom, Inc.	2,516,849
150,220	O’Reilly Automotive, Inc.(a)	12,244,432
22,279	Panera Bread Co., Class A(a)	3,302,862
44,346	Polaris Industries, Inc.	2,855,882
27,450	Priceline.com, Inc.(a)	14,534,226
53,705	Ralph Lauren Corp.	8,163,160
65,893	Ross Stores, Inc.	3,348,682
142,636	Sally Beauty Holdings, Inc.(a)	2,941,154
65,627	Signet Jewelers Ltd. (United Kingdom)	2,991,279
50,201	Starbucks Corp.	2,406,134
46,400	Tractor Supply Co.	3,747,728
80,551	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	6,139,597
33,176	VF Corp.	4,362,312
126,339	Wyndham Worldwide Corp.	5,023,239
122,042	Yum! Brands, Inc.	7,728,920
		133,564,944
	Consumer Staples - 6.3%
172,479	Altria Group, Inc.	4,898,404
39,256	Brown-Forman Corp., Class B	3,187,980
149,050	Church & Dwight Co., Inc.	6,762,398
58,245	Herbalife Ltd. (Cayman Islands)	3,371,221
102,057	Hormel Foods Corp.	2,937,200
39,995	J.M. Smucker Co. (The)	3,150,806
30,400	Monster Beverage Corp.(a)	3,177,104
47,054	Whole Foods Market, Inc.	3,483,408
		30,968,521
	Energy - 4.1%
88,973	Atwood Oceanics, Inc.(a)	4,090,979
25,401	Concho Resources, Inc.(a)	2,709,271
117,722	EQT Corp.	5,947,315
30,303	Oil States International, Inc.(a)	2,414,846
30,170	Pioneer Natural Resources Co.	2,995,881
30,612	SM Energy Co.	2,221,819
		20,380,111
	Financials - 11.3%
44,469	ACE Ltd.	3,095,042
219,461	American Tower Corp. REIT(a)	13,937,968
190,311	Arch Capital Group Ltd.(a)	6,860,712
366,330	CapitalSource, Inc.	2,531,340
47,529	Digital Realty Trust, Inc. REIT	3,367,905
73,895	Macerich Co. (The) REIT	4,012,499
81,479	Rayonier, Inc. REIT	3,726,035
64,752	RenaissanceRe Holdings Ltd. (Bermuda)	4,734,019
227,586	W.R. Berkley Corp.	7,799,372
6,676	White Mountains Insurance Group Ltd.	3,012,478
156,933	XL Group PLC (Ireland)	3,181,032
		56,258,402
	Health Care - 4.1%
123,921	Alexion Pharmaceuticals, Inc.(a)	9,512,176
35,155	Cooper Cos., Inc. (The)	2,536,082
133,485	SXC Health Solutions Corp. (Canada)(a)	8,417,564
		20,465,822
	Industrials - 22.2%
186,862	AMETEK, Inc.	8,782,514
65,717	BE Aerospace, Inc.(a)	2,773,257
128,799	C.H. Robinson Worldwide, Inc.	8,866,523
74,097	Chicago Bridge & Iron Co. NV (Netherlands)	3,155,050
56,901	Copart, Inc.(a)	2,676,623
74,634	Danaher Corp.	3,919,031
74,469	Donaldson Co., Inc.	5,384,109
61,156	Fastenal Co.	2,854,762
62,189	Gardner Denver, Inc.	4,639,300
245,756	J.B. Hunt Transport Services, Inc.	12,550,759
83,791	Kirby Corp.(a)	5,594,725
56,816	Norfolk Southern Corp.	4,102,115
42,380	Pall Corp.	2,529,239
50,549	Precision Castparts Corp.	8,273,860
69,258	Roper Industries, Inc.	6,468,005
44,714	Ryder System, Inc.	2,516,504
35,056	Stanley Black & Decker, Inc.	2,460,230
42,033	Towers Watson & Co., Class A	2,513,573
27,589	TransDigm Group, Inc.(a)	2,883,878
38,551	Union Pacific Corp.	4,406,765
27,210	W.W. Grainger, Inc.	5,190,035
240,035	Waste Connections, Inc.	7,755,531
		110,296,388
	Information Technology - 9.7%
115,750	ANSYS, Inc.(a)	7,001,718
32,907	Apple, Inc.(a)	15,021,387
616,590	Cypress Semiconductor Corp.(a)	10,602,265
41,960	FactSet Research Systems, Inc.	3,705,907
70,347	Gartner, Inc.(a)	2,666,855
13,678	MasterCard, Inc., Class A	4,863,486
98,068	Rackspace Hosting, Inc.(a)	4,257,132
		48,118,750
	Materials - 12.3%
70,067	AptarGroup, Inc.	3,672,912
202,293	Ball Corp.	7,942,023
46,483	Ecolab, Inc.	2,809,432
57,832	FMC Corp.	5,359,870
44,800	International Flavors & Fragrances, Inc.	2,500,288
81,792	International Paper Co.	2,547,003
41,520	Praxair, Inc.	4,409,424
38,863	Sherwin-Williams Co. (The)	3,790,308
66,666	Sigma-Aldrich Corp.	4,535,955
336,626	Silgan Holdings, Inc.	13,990,177
67,040	Valspar Corp. (The)	2,898,810

117,730	W.R. Grace & Co.(a)	$6,303,264
		60,759,466
	Utilities - 3.1%
114,091	CMS Energy Corp.	2,490,607
41,750	OGE Energy Corp.	2,206,905
60,833	ONEOK, Inc.	5,058,872
114,873	UGI Corp.	3,091,232
78,529	Wisconsin Energy Corp.	2,669,986
		15,517,602
	Total Common Stocks and Other Equity Interests (Cost $449,103,407)	496,330,006

	Money Market Fund - 0.1%
488,152	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $488,152)	488,152

	Total Investments (Cost $449,591,559)(b)-100.1%	496,818,158
	Liabilities in excess of other assets-(0.1)%	(431,984)
	Net Assets-100.0%	$496,386,174

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $450,116,238. The net unrealized appreciation was $46,701,920, which consisted of aggregate gross unrealized appreciation of $50,325,165 and aggregate gross unrealized depreciation of $3,623,245.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 88.9%
	Diversified Financial Services - 8.0%
1,677,909	Brait SE (South Africa)(b)	$4,302,800
1,462,138	Intermediate Capital Group PLC (United Kingdom)	6,345,154
9,691,000	K1 Ventures Ltd. (Singapore)	779,385
49,987	Partners Group Holding AG (Switzerland)	8,751,530
		20,178,869
	Electric - 0.9%
105,811	Otter Tail Corp.	2,337,365

	Food - 2.0%
343,231	Hakon Invest AB (Sweden)	5,101,033

	Holding Companies-Diversified - 18.7%
85,617	Ackermans & van Haaren NV (Belgium)	6,880,401
181,594	Compass Diversified Holdings	2,545,948
88,738	Hal Trust (Netherlands)	10,319,871
264,878	Investment AB Latour, Class B (Sweden)	4,566,728
430,784	Leucadia National Corp.	11,958,564
108,199	A/S Schouw & Co. (Denmark)	2,248,132
115,190	Wendel (France)	8,581,426
		47,101,070
	Internet - 1.0%
140,491	ICG Group, Inc.(b)	1,260,204
72,963	Safeguard Scientifics, Inc.(b)	1,160,112
		2,420,316
	Investment Companies - 27.9%
341,926	AP Alternative Assets LP (United Kingdom)	3,077,334
614,153	Apollo Investment Corp.	4,735,120
2,760,560	ARC Capital Holdings Ltd. (Cayman Islands)(b)	1,932,392
520,040	Ares Capital Corp.	8,242,634
282,581	BlackRock Kelso Capital Corp.	2,563,010
158,658	Candover Investments PLC (United Kingdom)(b)	1,137,934
14,566	Capital Southwest Corp.	1,292,587
902,000	China Merchants China Direct Investments Ltd. (Hong Kong)	1,256,251
973,454	DeA Capital SpA (Italy)(b)	1,759,808
158,366	Electra Private Equity PLC (United Kingdom)(b)	3,636,185
238,769	Fifth Street Finance Corp.	2,325,610
73,510	Golub Capital BDC, Inc.	1,123,233
155,608	HgCapital Trust PLC (United Kingdom)	2,380,679
400,049	Hosken Consolidated Investments Ltd. (South Africa)	4,280,478
218,241	JZ Capital Partners Ltd. (Guernsey)	1,223,465
82,764	Main Street Capital Corp.	1,831,567
283,005	MCG Capital Corp.	1,324,463
96,095	MVC Capital, Inc.	1,205,031
170,170	PennantPark Investment Corp.	1,754,453
176,441	Princess Private Equity Holding Ltd. (Guernsey)	1,385,820
369,250	Prospect Capital Corp.	3,810,660
947,160	Ratos AB, Class B (Sweden)	11,941,388
366,924	RHJ International (Belgium)(b)	1,671,520
129,737	Solar Capital Ltd.	2,964,490
130,977	TICC Capital Corp.	1,224,635
		70,080,747
	Miscellaneous Manufacturing - 2.4%
9,906,000	Fosun International (China)	6,029,573

	Private Equity - 27.2%
3,139,953	3i Group PLC (United Kingdom)	9,146,942
223,102	Altamir Amboise (France)(b)	1,886,653
1,084,523	American Capital Ltd.(b)	8,914,779
516,945	Apollo Global Management LLC, Class A	7,692,142
492,718	Bure Equity AB (Sweden)(b)	1,468,878
89,741	Deutsche Beteiligungs AG (Germany)	1,938,345
198,748	Eurazeo (France)	8,661,092
86,380	Gimv NV (Belgium)	4,219,985
808,698	GP Investments Ltd. BDR (Bermuda)(b)	1,857,270
180,125	Hercules Technology Growth Capital, Inc.	1,716,591
220,260	JAFCO Co. Ltd. (Japan)	4,344,538
299,400	Onex Corp. (Canada)	10,359,655
92,247	Paris Orleans et Cie. SA (France)	1,781,150
1,263,283	SVG Capital PLC (United Kingdom)(b)	4,371,801
		68,359,821
	Water - 0.8%
85,062	PICO Holdings, Inc.(b)	1,877,318

	Total Common Stocks and Other Equity Interests (Cost $241,568,576)	223,486,112

	Money Market Fund - 8.9%
22,489,675	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $22,489,675)	22,489,675

	Total Investments (Cost $264,058,251)(c)-97.8%	245,975,787
	Other assets less liabilities-2.2%	5,457,651
	Net Assets-100.0%	$251,433,438

Investment Abbreviations:

BDR - Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a) Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements.  The following is a summary of open total return swap positions for the nine months ended January 31, 2012.

Total Return Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Expiration Date	Notional Amount (000)	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/31/12	$2,521	$(21,947)

Citibank, N.A.	KKR & Co. LP	Buy	10/31/12	6,738	112,128

Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/31/12	3,927	(26,780)

Citibank, N.A.	The Blackstone Group LP	Buy	10/31/12	10,260	137,251

Total Total Return Swap Agreements				$23,446	$200,652

(b) Non-income producing security.

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $285,462,905. The net unrealized depreciation was $39,487,118, which consisted of aggregate gross unrealized appreciation of $9,867,042 and aggregate gross unrealized depreciation of $49,354,160.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Bermuda - 0.5%
58,141	China Yuchai International Ltd.	$906,418
52,867	Global Sources Ltd.(a)	321,432
		1,227,850
	British Virgin Islands - 0.9%
69,316	Camelot Information Systems, Inc. ADR(a)	176,063
25,601	China Ceramics Co. Ltd.(a)	81,923
91,890	China Gerui Advanced Materials Group Ltd.(a)(b)	363,884
112,858	China Metro-Rural Holdings Ltd.(a)	112,858
80,793	China Zenix Auto International Ltd. ADR(a)	317,517
37,764	Duoyuan Global Water, Inc. ADR(a)(b)	50,981
86,373	Hollysys Automation Technologies Ltd.(a)(b)	838,682
39,526	Origin Agritech Ltd.(a)	93,677
136,458	Renesola Ltd. ADR(a)(b)	323,405
		2,358,990
	Canada - 0.9%
265,831	Silvercorp Metals, Inc.(b)	2,190,448

	Cayman Islands - 15.9%
14,947	21Vianet Group, Inc. ADR(a)	160,232
33,809	3SBio, Inc. ADR(a)	391,170
77,517	7 Days Group Holdings Ltd. ADR(a)	1,139,500
110,376	Actions Semiconductor Co. Ltd. ADR(a)	203,092
56,656	Ambow Education Holding Ltd. ADR(a)	430,586
71,559	AutoNavi Holdings Ltd. ADR(a)	790,011
28,707	BCD Semiconductor Manufacturing Ltd. ADR(a)	117,125
63,519	Bitauto Holdings Ltd. ADR(a)	280,119
90,738	Bona Film Group Ltd. ADR(a)	370,211
40,563	Changyou.com Ltd. ADR(a)	1,044,092
30,182	Charm Communications, Inc. ADR(a)(b)	261,074
113,307	China Cord Blood Corp.(a)(b)	286,667
91,015	China Digital TV Holding Co. Ltd. ADR(a)	324,924
53,395	China Distance Education Holdings Ltd. ADR(a)	119,605
35,671	China GrenTech Corp. Ltd. ADR(a)	104,159
26,518	China Hydroelectric Corp. ADR(a)	36,064
36,573	China Kanghui Holdings, Inc. ADR(a)(b)	636,370
93,622	China Lodging Group Ltd. ADR(a)(b)	1,409,011
49,740	China Medical Technologies, Inc. ADR(a)(b)	127,832
195,211	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	546,591
158,008	China Nepstar Chain Drugstore Ltd. ADR(b)	421,881
40,626	China New Borun Corp. ADR(a)(b)	183,223
29,431	China Nuokang Bio-Pharmaceutical, Inc. ADR(a)	77,109
222,596	China Real Estate Information Corp. ADR(a)(b)	1,081,817
81,528	China Techfaith Wireless Communication Technology Ltd. ADR(a)	167,948
77,972	China Xiniya Fashion Ltd. ADR(a)	153,605
37,069	ChinaCache International Holdings Ltd. ADR(a)	259,112
77,921	CNinsure, Inc. ADR(a)	626,485
52,502	Cogo Group, Inc.(a)(b)	113,404
73,168	Concord Medical Services Holdings Ltd. ADR	264,136
39,915	Country Style Cooking Restaurant Chain Co. Ltd. ADR(a)(b)	413,919
55,519	Daqo New Energy Corp. ADR(a)(b)	144,349
24,837	E-Commerce China Dangdang, Inc. ADR(a)(b)	182,552
124,846	E-House China Holdings Ltd. ADR(b)	697,889
131,451	Hanwha SolarOne Co. Ltd. ADR(a)(b)	237,926
45,864	hiSoft Technology International Ltd. ADR(a)	521,474
85,986	ISoftStone Holdings Ltd. ADR(a)	914,031
48,450	Jiayuan.Com International Ltd. ADR(a)	352,231
9,278	JinkoSolar Holding Co. Ltd. ADR(a)(b)	59,286
71,887	Le Gaga Holdings Ltd. ADR(a)(b)	287,548
45,415	Lentuo International, Inc. ADR(a)(b)	132,612
89,800	Mecox Lane Ltd. ADR(a)(b)	132,904
13,946	NetQin Mobile, Inc. ADR(a)(b)	98,319
246,579	New Oriental Education & Technology Group, Inc. ADR(a)	5,873,512
56,268	Noah Education Holdings Ltd. ADR(a)	105,784
87,008	Noah Holdings Ltd. ADR(a)(b)	558,591
15,764	Perfect World Co. Ltd. ADR(a)	168,990
14,595	Phoenix New Media Ltd. ADR(a)	105,960
121,583	Qihoo 360 Technology Co. Ltd. ADR(a)	2,200,652
67,636	RDA Microelectronics, Inc. ADR(a)	889,413
273,572	Renren, Inc. ADR(a)	1,518,325
854,807	Semiconductor Manufacturing International Corp. ADR(a)	2,205,402
224,676	Shanda Games Ltd. ADR	799,847
28,794	ShangPharma Corp. ADR(a)	251,372
49,380	Sky-Mobi Ltd. ADR(a)(b)	183,694
118,256	SouFun Holdings Ltd. ADR(b)	2,213,752
75,048	Spreadtrum Communications, Inc. ADR(b)	1,160,993
71,762	Syswin, Inc. ADR(a)	60,280
59,561	TAL Education Group ADR(a)(b)	641,472
56,582	Taomee Holdings Ltd. ADR(a)(b)	333,834
123,413	Trina Solar Ltd. ADR(a)(b)	992,241
10,785	Tudou Holdings Ltd. ADR(a)(b)	150,990
240,668	UTStarcom Holdings Corp.(a)	310,462
69,426	VanceInfo Technologies, Inc. ADR(a)(b)	872,685
110,809	WuXi PharmaTech Cayman, Inc. ADR(a)	1,504,786
107,218	Xueda Education Group ADR(a)(b)	514,646
9,719	Youku, Inc. ADR(a)(b)	207,889
42,308	Zuoan Fashion Ltd. ADR(a)(b)	170,078
		40,297,845
	China - 64.3%
43,891	51job, Inc. ADR(a)(b)	1,969,828
45,886	Acorn International, Inc. ADR	195,474
87,415	AgFeed Industries, Inc.(a)(b)	25,569
87,826	Agria Corp. ADR(a)(b)	86,948
101,456	Airmedia Group, Inc. ADR(a)	354,081
842,246	Aluminum Corp. of China Ltd. ADR(b)	10,250,134
124,044	American Oriental Bioengineering, Inc.(a)(b)	94,273
34,302	ATA, Inc. ADR(b)	227,422
88,933	Baidu, Inc. ADR(a)	11,340,736
68,444	Canadian Solar, Inc.(a)(b)	261,456
351,127	China Eastern Airlines Corp. Ltd. ADR(a)(b)	6,323,797

280,554	China Life Insurance Co. Ltd. ADR(b)	$12,327,543
97,413	China Petroleum and Chemical Corp. ADR	11,704,172
305,698	China Southern Airlines Co. Ltd. ADR(a)(b)	7,871,724
178,711	China Telecom Corp. Ltd. ADR	10,023,900
27,799	ChinaEdu Corp. ADR(a)	164,570
223,514	Ctrip.com International Ltd. ADR(a)(b)	5,599,026
26,049	eLong, Inc. ADR(a)	422,254
217,360	Focus Media Holding Ltd. ADR(a)(b)	4,347,200
86,969	General Steel Holdings, Inc.(a)	95,666
366,601	Giant Interactive Group, Inc. ADR(b)	1,558,054
220,367	Guangshen Railway Co. Ltd. ADR(b)	4,023,901
70,500	Home Inns & Hotels Management, Inc. ADR(a)(b)	2,079,045
490,903	Huaneng Power International, Inc. ADR(b)	11,811,126
265,653	JA Solar Holdings Co. Ltd. ADR(a)(b)	467,549
25,209	Jinpan International Ltd.	220,579
57,996	KongZhong Corp. ADR(a)	246,483
225,209	LDK Solar Co. Ltd. ADR(a)(b)	1,094,516
179,071	Mindray Medical International Ltd. ADR(b)	5,329,153
202,543	NetEase.com, Inc. ADR(a)	9,687,632
85,139	PetroChina Co. Ltd. ADR(b)	12,387,725
79,690	Qiao Xing Mobile Communication Co. Ltd.(a)	99,613
150,429	Qiao Xing Universal Resources, Inc.(a)(b)	112,085
87,902	Shanda Interactive Entertainment Ltd. ADR(a)	3,580,248
82,960	Simcere Pharmaceutical Group ADR(a)(b)	812,178
102,612	SINA Corp.(a)(b)	7,210,545
112,110	Sinopec Shanghai Petrochemical Co. Ltd. ADR	3,968,694
84,033	Sinovac Biotech Ltd.(a)	184,873
280,725	Suntech Power Holdings Co. Ltd. ADR(a)(b)	912,356
38,749	The9 Ltd. ADR(a)(b)	266,206
55,520	Vimicro International Corp. ADR(a)	84,390
157,027	VisionChina Media, Inc. ADR(a)(b)	243,392
117,876	Xinyuan Real Estate Co. Ltd. ADR(b)	280,545
486,285	Yanzhou Coal Mining Co. Ltd. ADR	11,568,720
244,591	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	1,034,620
		162,950,001
	Hong Kong - 12.9%
216,421	China Mobile Ltd. ADR	11,054,785
35,021	China Natural Resources, Inc.(a)	273,864
486,513	China Unicom (Hong Kong) Ltd. ADR(b)	8,985,895
58,641	CNOOC Ltd. ADR	11,927,579
69,235	Nam Tai Electronics, Inc.	409,179
		32,651,302
	United States - 4.6%
112,118	AsiaInfo-Linkage, Inc.(a)(b)	1,315,144
43,187	China Automotive Systems, Inc.(a)(b)	214,639
97,112	China BAK Battery, Inc.(a)(b)	66,036
39,648	China Biologic Products, Inc.(a)(b)	376,260
42,299	China Green Agriculture, Inc.(a)	188,654
30,759	China Natural Gas, Inc.(a)(b)	53,152
54,267	China North East Petroleum Holdings Ltd.(a)	127,527
69,694	China Recycling Energy Corp.(a)(b)	82,936
49,007	China Shen Zhou Mining & Resources, Inc.(a)(b)	93,113
39,705	China TransInfo Technology Corp.(a)(b)	173,908
56,275	China Valves Technology, Inc.(a)	157,570
73,390	China XD Plastics Co. Ltd.(a)	350,804
29,121	China Yida Holding Co.(a)(b)	58,242
76,041	ChinaCast Education Corp.(a)(b)	467,652
24,118	Chindex International, Inc.(a)	218,509
51,892	Deer Consumer Products, Inc.(b)	245,968
32,209	Feihe International, Inc.(a)(b)	91,796
59,343	Fushi Copperweld, Inc.(a)(b)	493,140
54,107	Gulf Resources, Inc.(a)(b)	148,253
42,216	Kandi Technolgies Corp.(a)(b)	144,379
78,894	Kingold Jewelry, Inc.(a)(b)	127,019
50,140	L&L Energy, Inc.(a)(b)	144,403
47,087	Lihua International, Inc.(b)	285,347
155,528	Longwei Petroleum Investment Holding Ltd.(a)(b)	231,737
29,182	Orient Paper, Inc.(a)(b)	127,234
26,179	Sino Clean Energy, Inc. CVR(a)	—
32,140	SinoCoking Coal and Coke Chemical Industries, Inc.(a)(b)	92,885
38,503	SkyPeople Fruit Juice, Inc.(a)	66,225
59,228	Sohu.com, Inc.(a)(b)	3,531,173
30,865	SORL Auto Parts, Inc.(a)(b)	89,200
77,889	Synthesis Energy Systems, Inc.(a)	119,949
88,538	Synutra International, Inc.(a)(b)	493,157
18,682	Telestone Technologies Corp.(a)(b)	64,079
57,969	Trunkbow International Holdings Ltd.(a)(b)	123,474
32,152	Universal Travel Group(a)(b)	31,831
38,598	Winner Medical Group, Inc.(a)(b)	115,794
78,149	Yongye International, Inc.(a)(b)	321,974
58,663	Zhongpin, Inc.(a)	666,412
		11,699,575
	Total Common Stocks and Other Equity Interests (Cost $311,483,276)	253,376,011

	Money Market Fund - 0.1%
252,625	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $252,625)	252,625

	Total Investments (excluding investments purchased with cash collateral from securities on loan) -100.1% (Cost $311,735,901)	253,628,636

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 21.5%
54,639,078	Invesco Liquid Assets Portfolio - Institutional Class (Cost $54,639,078)(c)(d)	54,639,078

	Total Investments (Cost $366,374,979)(e)-121.6%	308,267,714
	Liabilities in excess of other assets-(21.6)%	(54,768,358)
	Net Assets-100.0%	$253,499,356

Investment Abbreviations:

ADR - American Depositary Receipt

CVR - Converted Right

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $406,468,356. The net unrealized depreciation was $98,200,642, which consisted of aggregate gross unrealized appreciation of $28,493,681 and aggregate gross unrealized depreciation of $126,694,323.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio (PXN)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 3.0%
9,160	Toyota Motor Corp. ADR (Japan)	$673,077

	Biotechnology - 3.9%
255,003	Vical, Inc.(a)(b)	895,060

	Chemicals - 5.5%
6,821	Air Products & Chemicals, Inc.	600,453
12,754	E.I. du Pont de Nemours & Co.	649,051
		1,249,504
	Computers - 6.9%
22,989	Hewlett-Packard Co.	643,232
4,828	International Business Machines Corp.	929,873
		1,573,105
	Electrical Components & Equipment - 12.1%
631,850	A123 Systems, Inc.(a)(b)	1,371,115
1,438,795	Valence Technology, Inc.(a)(b)	1,381,243
		2,752,358
	Electronics - 9.6%
24,959	FEI Co.(b)	1,099,694
19,745	NVE Corp.(b)	1,076,892
		2,176,586
	Energy-Alternate Sources - 6.2%
528,989	Headwaters, Inc.(b)	1,401,821

	Engineering & Construction - 2.4%
23,883	Layne Christensen Co.(b)	554,802

	Healthcare-Products - 4.9%
76,688	SurModics, Inc.(b)	1,105,841

	Investment Companies - 6.0%
310,742	Harris & Harris Group, Inc.(b)	1,373,480

	Miscellaneous Manufacturing - 9.6%
7,164	3M Co.	621,190
32,742	General Electric Co.	612,603
24,781	Polypore International, Inc.(a)(b)	943,661
		2,177,454
	Pharmaceuticals - 11.3%
82,382	Elan Corp. PLC ADR (Ireland)(b)	1,121,219
233,058	Flamel Technologies SA ADR (France)(b)	1,451,951
		2,573,170
	Semiconductors - 13.3%
24,008	Intel Corp.	634,291
63,712	Nanometrics, Inc.(b)	1,290,168
45,298	Veeco Instruments, Inc.(a)(b)	1,105,724
		3,030,183
	Software - 5.3%
160,637	Accelrys, Inc.(b)	1,203,171

	Total Common Stocks and Other Equity Interests (Cost $23,306,457)	22,739,612

	Money Market Fund - 0.4%
87,168	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $87,168)	87,168

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $23,393,625)-100.4%	22,826,780

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 14.7%
3,341,950	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,341,950)(c)(d)	3,341,950

	Total Investments (Cost $26,735,575)(e)-115.1%	26,168,730
	Liabilities in excess of other assets-(15.1)%	(3,423,368)
	Net Assets-100.0%	$22,745,362

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return  of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $31,182,126. The net unrealized depreciation was $5,013,396, which consisted of aggregate gross unrealized appreciation of $3,210,056 and aggregate gross unrealized depreciation of $8,223,452.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace/Defense - 2.0%
4,803	General Dynamics Corp.	$332,175

	Banks - 1.5%
6,550	JPMorgan Chase & Co.	244,315

	Beverages - 2.1%
3,057	Molson Coors Brewing Co., Class B	131,115
3,275	PepsiCo, Inc.	215,069
		346,184
	Building Materials - 0.8%
18,645	Cemex SAB de CV ADR (Mexico)(a)(b)	126,972

	Coal - 2.0%
17,466	Cloud Peak Energy, Inc.(b)	330,981

	Commercial Services - 13.8%
8,515	Apollo Group, Inc., Class A(b)	446,271
7,641	Automatic Data Processing, Inc.	418,574
13,100	CoreLogic, Inc.(b)	186,020
1,310	MasterCard, Inc., Class A	465,797
15,283	Paychex, Inc.	481,414
15,938	Western Union Co. (The)	304,416
		2,302,492
	Computers - 0.9%
8,733	Dell, Inc.(b)	150,470

	Cosmetics/Personal Care - 1.2%
3,275	Procter & Gamble Co. (The)	206,456

	Diversified Financial Services - 7.1%
5,458	American Express Co.	273,664
1,310	CME Group, Inc.	313,758
21,833	Discover Financial Services	593,421
		1,180,843
	Electric - 3.8%
16,156	Exelon Corp.	642,686

	Entertainment - 2.7%
8,733	International Game Technology	139,117
12,226	International Speedway Corp., Class A	315,308
		454,425
	Food - 1.8%
10,261	Sysco Corp.	308,959

	Healthcare-Products - 2.0%
5,458	Zimmer Holdings, Inc.	331,573

	Insurance - 4.7%
7,641	Berkshire Hathaway, Inc., Class B(b)	598,825
13,100	First American Financial Corp.	194,142
		792,967
	Internet - 5.3%
14,410	eBay, Inc.(b)	455,356
742	Google, Inc., Class A(b)	430,442
		885,798
	Mining - 5.2%
8,733	Compass Minerals International, Inc.	638,120
5,240	Vulcan Materials Co.	229,827
		867,947
	Miscellaneous Manufacturing - 1.1%
2,183	3M Co.	189,288

	Oil & Gas - 3.9%
7,772	Exxon Mobil Corp.	650,827

	Pharmaceuticals - 11.6%
12,619	Abbott Laboratories	683,319
5,676	Johnson & Johnson	374,105
8,078	Novartis AG ADR (Switzerland)	439,120
20,523	Pfizer, Inc.	439,192
		1,935,736
	Pipelines - 3.8%
4,698	Kinder Morgan Management LLC(b)	361,496
6,550	TransCanada Corp. (Canada)	268,877
		630,373
	Real Estate - 4.4%
45,848	St. Joe Co. (The)(a)(b)	732,193

	Retail - 9.7%
15,283	CarMax, Inc.(b)	465,062
21,833	Lowe’s Cos., Inc.	585,779
4,803	Walgreen Co.	160,228
6,550	Wal-Mart Stores, Inc.	401,908
		1,612,977
	Software - 5.4%
10,916	Autodesk, Inc.(b)	392,976
6,550	Microsoft Corp.	193,422
10,916	Oracle Corp.	307,831
		894,229
	Telecommunications - 1.3%
10,916	Cisco Systems, Inc.	214,281

	Textiles - 1.9%
8,733	Cintas Corp.	323,558

	Total Common Stocks and Other Equity Interests (Cost $14,574,311)	16,688,705

	Money Market Fund - 0.4%
73,098	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $73,098)	73,098

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $14,647,409)-100.4%	16,761,803

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.0%
663,992	Invesco Liquid Assets Portfolio - Institutional Class (Cost $663,992)(c)(d)	$663,992

	Total Investments (Cost $15,311,401)(e)-104.4%	17,425,795
	Liabilities in excess of other assets-(4.4)%	(737,061)
	Net Assets-100.0%	$16,688,734

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $15,311,936. The net unrealized appreciation was $2,113,859, which consisted of aggregate gross unrealized appreciation of $2,595,810 and aggregate gross unrealized depreciation of $481,951.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 101.2%
	Consumer Discretionary - 10.9%
751	Abercrombie & Fitch Co., Class A	$34,501
3,182	Amazon.com, Inc.(b)	618,708
1,017	Apollo Group, Inc., Class A(b)	53,301
416	AutoNation, Inc.(b)	14,876
243	AutoZone, Inc.(b)	84,535
2,098	Bed Bath & Beyond, Inc.(b)	127,349
2,567	Best Buy Co., Inc.	61,480
575	Big Lots, Inc.(b)	22,707
959	BorgWarner, Inc.(b)	71,570
1,932	Cablevision Systems Corp., Class A	28,111
1,980	CarMax, Inc.(b)	60,251
3,956	Carnival Corp.	119,471
5,725	CBS Corp., Class B	163,048
275	Chipotle Mexican Grill, Inc.(b)	101,005
2,553	Coach, Inc.	178,838
23,830	Comcast Corp., Class A	633,640
2,434	D.R. Horton, Inc.	33,881
1,152	Darden Restaurants, Inc.	52,842
529	DeVry, Inc.	19,975
6,171	DIRECTV, Class A(b)	277,757
2,310	Discovery Communications, Inc., Class A(b)	99,053
1,041	Dollar Tree, Inc.(b)	88,287
829	Expedia, Inc.	26,835
1,027	Family Dollar Stores, Inc.	57,307
33,236	Ford Motor Co.	412,791
1,211	GameStop Corp., Class A(b)	28,289
2,083	Gannett Co., Inc.	29,516
3,033	Gap, Inc. (The)	57,566
1,361	Genuine Parts Co.	86,805
2,138	Goodyear Tire & Rubber Co. (The)(b)	27,794
2,562	H&R Block, Inc.	41,914
2,033	Harley-Davidson, Inc.	89,838
613	Harman International Industries, Inc.	25,869
1,016	Hasbro, Inc.	35,468
13,483	Home Depot, Inc. (The)	598,510
2,602	International Game Technology	41,450
4,033	Interpublic Group of Cos., Inc. (The)	41,661
1,250	J.C. Penney Co., Inc.	51,937
5,951	Johnson Controls, Inc.	189,063
2,218	Kohl’s Corp.	102,006
1,217	Leggett & Platt, Inc.	26,117
1,408	Lennar Corp., Class A	30,258
2,152	Limited Brands, Inc.	90,083
10,954	Lowe’s Cos., Inc.	293,896
3,673	Macy’s, Inc.	123,743
2,345	Marriott International, Inc., Class A	80,785
2,962	Mattel, Inc.	91,822
8,949	McDonald’s Corp.	886,398
2,566	McGraw-Hill Cos., Inc. (The)	118,036
485	Netflix, Inc.(b)	58,297
2,533	Newell Rubbermaid, Inc.	46,784
19,179	News Corp., Class A	361,141
3,243	NIKE, Inc., Class B	337,240
1,416	Nordstrom, Inc.	69,922
2,411	Omnicom Group, Inc.	109,966
1,123	O’Reilly Automotive, Inc.(b)	91,536
435	Priceline.com, Inc.(b)	230,324
2,947	PulteGroup, Inc.(b)	21,955
563	Ralph Lauren Corp.	85,576
2,023	Ross Stores, Inc.	102,809
850	Scripps Networks Interactive, Inc., Class A	36,856
336	Sears Holdings Corp.(b)	14,162
6,116	Staples, Inc.	89,477
6,518	Starbucks Corp.	312,408
1,680	Starwood Hotels & Resorts Worldwide, Inc.	91,123
5,874	Target Corp.	298,458
1,111	Tiffany & Co.	70,882
2,791	Time Warner Cable, Inc.	205,752
8,754	Time Warner, Inc.	324,423
3,298	TJX Cos., Inc. (The)	224,726
829	TripAdvisor, Inc.(b)	27,282
970	Urban Outfitters, Inc.(b)	25,705
761	VF Corp.	100,064
4,830	Viacom, Inc., Class B	227,203
15,713	Walt Disney Co. (The)	611,236
41	Washington Post Co. (The), Class B	15,527
667	Whirlpool Corp.	36,231
1,335	Wyndham Worldwide Corp.	53,080
693	Wynn Resorts Ltd.	79,854
4,027	Yum! Brands, Inc.	255,030
		11,245,972
	Consumer Staples - 11.0%
17,986	Altria Group, Inc.	510,802
5,843	Archer-Daniels-Midland Co.	167,285
3,769	Avon Products, Inc.	66,975
1,359	Beam, Inc.	71,089
883	Brown-Forman Corp., Class B	71,708
1,568	Campbell Soup Co.	49,706
1,153	Clorox Co. (The)	79,165
19,864	Coca-Cola Co. (The)	1,341,416
2,727	Coca-Cola Enterprises, Inc.	73,056
4,233	Colgate-Palmolive Co.	384,018
3,625	ConAgra Foods, Inc.	96,679
1,523	Constellation Brands, Inc., Class A(b)	31,831
3,791	Costco Wholesale Corp.	311,886
11,385	CVS Caremark Corp.	475,324
1,608	Dean Foods Co.(b)	17,302
1,874	Dr Pepper Snapple Group, Inc.	72,749
1,953	Estee Lauder Cos., Inc. (The), Class A	113,137
5,629	General Mills, Inc.	224,203
2,800	H.J. Heinz Co.	145,180
1,339	Hershey Co. (The)	81,786
1,207	Hormel Foods Corp.	34,737
997	J.M. Smucker Co. (The)	78,544
2,167	Kellogg Co.	107,310
3,445	Kimberly-Clark Corp.	246,524
15,452	Kraft Foods, Inc., Class A	591,812
5,223	Kroger Co. (The)	124,098
1,179	Lorillard, Inc.	126,613
1,160	McCormick & Co., Inc.	58,626
1,779	Mead Johnson Nutrition Co.	131,806
1,377	Molson Coors Brewing Co., Class B	59,060

13,674	PepsiCo, Inc.	$897,972
15,190	Philip Morris International, Inc.	1,135,756
24,064	Procter & Gamble Co. (The)	1,516,995
2,958	Reynolds American, Inc.	116,042
2,973	Safeway, Inc.	65,347
5,166	Sara Lee Corp.	98,929
1,856	SUPERVALU, Inc.	12,825
5,159	Sysco Corp.	155,337
2,556	Tyson Foods, Inc., Class A	47,644
7,776	Walgreen Co.	259,407
15,275	Wal-Mart Stores, Inc.	937,274
1,398	Whole Foods Market, Inc.	103,494
		11,291,449
	Energy - 12.1%
1,923	Alpha Natural Resources, Inc.(b)	38,691
4,354	Anadarko Petroleum Corp.	351,455
3,360	Apache Corp.	332,237
3,817	Baker Hughes, Inc.	187,529
1,828	Cabot Oil & Gas Corp.(c)	58,313
2,145	Cameron International Corp.(b)	114,114
5,766	Chesapeake Energy Corp.	121,836
17,417	Chevron Corp.	1,795,344
11,613	ConocoPhillips	792,123
1,983	CONSOL Energy, Inc.	70,872
3,475	Denbury Resources, Inc.(b)	65,538
3,532	Devon Energy Corp.	225,377
608	Diamond Offshore Drilling, Inc.	37,878
6,743	El Paso Corp.	181,184
2,352	EOG Resources, Inc.	249,641
1,308	EQT Corp.	66,080
41,921	Exxon Mobil Corp.	3,510,465
2,083	FMC Technologies, Inc.(b)	106,462
8,047	Halliburton Co.	295,969
937	Helmerich & Payne, Inc.	57,822
2,605	Hess Corp.	146,662
6,155	Marathon Oil Corp.	193,205
3,117	Marathon Petroleum Corp.	119,132
1,691	Murphy Oil Corp.	100,784
2,514	Nabors Industries Ltd. (Bermuda)(b)	46,811
3,707	National Oilwell Varco, Inc.	274,244
1,158	Newfield Exploration Co.(b)	43,784
2,206	Noble Corp. (Switzerland)	76,857
1,536	Noble Energy, Inc.	154,629
7,100	Occidental Petroleum Corp.	708,367
2,369	Peabody Energy Corp.	80,759
1,069	Pioneer Natural Resources Co.	106,152
1,548	QEP Resources, Inc.	44,335
1,367	Range Resources Corp.	78,630
1,094	Rowan Cos., Inc.(b)	37,207
11,738	Schlumberger Ltd.	882,345
3,037	Southwestern Energy Co.(b)	94,572
5,687	Spectra Energy Corp.	179,084
933	Sunoco, Inc.	35,790
1,244	Tesoro Corp.(b)	31,137
4,897	Valero Energy Corp.	117,479
5,155	Williams Cos., Inc. (The)	148,567
1,719	WPX Energy, Inc.(b)	28,329
		12,387,791
	Financials - 14.3%
2,947	ACE Ltd.	205,111
4,084	Aflac, Inc.	196,971
4,420	Allstate Corp. (The)	127,517
8,838	American Express Co.	443,137
3,820	American International Group, Inc.(b)	95,920
3,436	American Tower Corp., Class A REIT(b)	218,220
1,978	Ameriprise Financial, Inc.	105,922
2,826	Aon Corp.	136,863
1,057	Apartment Investment & Management Co., Class A REIT	25,960
806	Assurant, Inc.	31,918
831	AvalonBay Communities, Inc. REIT	113,024
88,645	Bank of America Corp.	632,039
10,606	Bank of New York Mellon Corp. (The)	213,499
6,096	BB&T Corp.	165,750
15,375	Berkshire Hathaway, Inc., Class B(b)	1,204,939
878	BlackRock, Inc.	159,796
1,293	Boston Properties, Inc. REIT	134,537
4,020	Capital One Financial Corp.	183,915
2,838	CBRE Group, Inc., Class A(b)	54,773
9,442	Charles Schwab Corp. (The)	109,999
2,433	Chubb Corp. (The)	164,009
1,418	Cincinnati Financial Corp.	46,340
25,570	Citigroup, Inc.	785,510
582	CME Group, Inc.	139,395
1,738	Comerica, Inc.	48,090
4,808	Discover Financial Services	130,681
2,222	E*TRADE Financial Corp.(b)	18,198
2,594	Equity Residential REIT	154,473
808	Federated Investors, Inc., Class B	13,801
8,044	Fifth Third Bancorp	104,652
2,304	First Horizon National Corp.	20,114
1,272	Franklin Resources, Inc.	134,959
4,295	Genworth Financial, Inc., Class A(b)	33,114
4,306	Goldman Sachs Group, Inc. (The)	479,990
3,899	Hartford Financial Services Group, Inc. (The)	68,311
3,568	HCP, Inc. REIT	149,963
1,659	Health Care REIT, Inc.	94,911
6,177	Host Hotels & Resorts, Inc. REIT	101,426
4,614	Hudson City Bancorp, Inc.	31,052
7,556	Huntington Bancshares, Inc.	43,145
635	IntercontinentalExchange, Inc.(b)	72,695
3,943	Invesco Ltd.(d)	88,994
33,233	JPMorgan Chase & Co.	1,239,591
8,334	KeyCorp	64,755
3,560	Kimco Realty Corp. REIT	64,970
1,089	Legg Mason, Inc.	27,737
1,733	Leucadia National Corp.	48,108
2,639	Lincoln National Corp.	56,844
2,671	Loews Corp.	99,655
1,100	M&T Bank Corp.	87,714
4,706	Marsh & McLennan Cos., Inc.	148,663
9,250	MetLife, Inc.	326,803
1,710	Moody’s Corp.	63,663
12,980	Morgan Stanley	242,077
1,116	NASDAQ OMX Group, Inc. (The)(b)	27,654
2,106	Northern Trust Corp.	86,788
2,291	NYSE Euronext	60,849
3,155	People’s United Financial, Inc.	38,901
1,411	Plum Creek Timber Co., Inc. REIT	54,719
4,602	PNC Financial Services Group, Inc.	271,150
2,669	Principal Financial Group, Inc.	72,890
5,392	Progressive Corp. (The)	109,350
4,008	ProLogis, Inc. REIT	127,094

4,128	Prudential Financial, Inc.	$236,287
1,242	Public Storage REIT	172,464
11,010	Regions Financial Corp.	57,472
2,570	Simon Property Group, Inc. REIT	349,160
4,449	SLM Corp.	66,513
4,303	State Street Corp.	168,592
4,698	SunTrust Banks, Inc.	96,638
2,208	T. Rowe Price Group, Inc.	127,711
893	Torchmark Corp.	40,783
3,610	Travelers Cos., Inc. (The)	210,463
16,690	U.S. Bancorp	470,992
2,558	Unum Group	58,399
2,517	Ventas, Inc. REIT	146,766
1,615	Vornado Realty Trust REIT	130,621
46,122	Wells Fargo & Co.	1,347,224
4,693	Weyerhaeuser Co. REIT	93,954
2,803	XL Group PLC (Ireland)	56,817
1,613	Zions Bancorp.	27,163
		14,661,627
	Health Care - 11.8%
13,623	Abbott Laboratories	737,685
3,169	Aetna, Inc.	138,485
3,035	Agilent Technologies, Inc.	128,896
2,668	Allergan, Inc.	234,544
2,260	AmerisourceBergen Corp.	88,072
6,937	Amgen, Inc.	471,092
4,932	Baxter International, Inc.	273,627
1,879	Becton, Dickinson and Co.	147,332
2,126	Biogen Idec, Inc.(b)	250,698
12,958	Boston Scientific Corp.(b)	77,230
14,820	Bristol-Myers Squibb Co.	477,797
749	C.R. Bard, Inc.	69,297
3,021	Cardinal Health, Inc.	129,994
1,964	CareFusion Corp.(b)	47,038
3,883	Celgene Corp.(b)	282,294
1,273	Cerner Corp.(b)	77,513
2,496	CIGNA Corp.	111,896
1,261	Coventry Health Care, Inc.(b)	37,918
4,219	Covidien PLC (Ireland)	217,279
818	DaVita, Inc.(b)	66,921
1,238	DENTSPLY International, Inc.	46,722
999	Edwards Lifesciences Corp.(b)	82,587
8,909	Eli Lilly & Co.	354,044
4,254	Express Scripts, Inc.(b)	217,635
2,337	Forest Laboratories, Inc.(b)	74,270
6,570	Gilead Sciences, Inc.(b)	320,879
1,441	Hospira, Inc.(b)	49,657
1,430	Humana, Inc.	127,299
340	Intuitive Surgical, Inc.(b)	156,369
23,884	Johnson & Johnson	1,574,194
865	Laboratory Corp. of America Holdings(b)	79,052
1,558	Life Technologies Corp.(b)	75,454
2,148	McKesson Corp.	175,535
3,386	Medco Health Solutions, Inc.(b)	210,000
9,231	Medtronic, Inc.	356,040
26,657	Merck & Co., Inc.	1,019,897
3,730	Mylan, Inc.(b)	77,397
764	Patterson Cos., Inc.	24,608
990	PerkinElmer, Inc.	23,740
815	Perrigo Co.	77,914
67,230	Pfizer, Inc.	1,438,722
1,379	Quest Diagnostics, Inc.	80,092
2,790	St. Jude Medical, Inc.	116,371
2,846	Stryker Corp.	157,754
3,799	Tenet Healthcare Corp.(b)	20,097
3,308	Thermo Fisher Scientific, Inc.(b)	174,993
9,325	UnitedHealth Group, Inc.	482,942
986	Varian Medical Systems, Inc.(b)	64,948
785	Waters Corp.(b)	67,957
1,113	Watson Pharmaceuticals, Inc.(b)	65,255
3,044	WellPoint, Inc.	195,790
1,566	Zimmer Holdings, Inc.	95,135
		12,148,957
	Industrials - 11.1%
6,128	3M Co.	531,359
920	Avery Dennison Corp.	24,978
6,500	Boeing Co. (The)	482,170
1,436	C.H. Robinson Worldwide, Inc.	98,854
5,656	Caterpillar, Inc.	617,183
963	Cintas Corp.	35,679
1,381	Cooper Industries PLC (Ireland)	81,645
9,182	CSX Corp.	207,054
1,686	Cummins, Inc.	175,344
4,981	Danaher Corp.	261,552
3,620	Deere & Co.	311,863
1,622	Dover Corp.	102,851
425	Dun & Bradstreet Corp. (The)	35,194
2,922	Eaton Corp.	143,266
6,433	Emerson Electric Co.	330,527
1,058	Equifax, Inc.	41,230
1,854	Expeditors International of Washington, Inc.	82,781
2,582	Fastenal Co.	120,528
2,775	FedEx Corp.	253,885
487	Flowserve Corp.	53,653
1,483	Fluor Corp.	83,404
3,114	General Dynamics Corp.	215,364
92,332	General Electric Co.	1,727,532
1,096	Goodrich Corp.	136,726
6,766	Honeywell International, Inc.	392,699
4,226	Illinois Tool Works, Inc.	224,105
2,732	Ingersoll-Rand PLC (Ireland)	95,456
1,624	Iron Mountain, Inc.	50,052
1,121	Jacobs Engineering Group, Inc.(b)	50,176
919	Joy Global, Inc.	83,344
872	L-3 Communications Holdings, Inc.	61,685
2,322	Lockheed Martin Corp.	191,147
3,128	Masco Corp.	37,755
2,941	Norfolk Southern Corp.	212,340
2,285	Northrop Grumman Corp.	132,644
3,132	PACCAR, Inc.	138,434
1,008	Pall Corp.	60,157
1,322	Parker Hannifin Corp.	106,659
1,746	Pitney Bowes, Inc.	33,122
1,260	Precision Castparts Corp.	206,237
1,838	Quanta Services, Inc.(b)	39,701
1,643	R.R. Donnelley & Sons Co.	18,664
3,026	Raytheon Co.	145,218
2,754	Republic Services, Inc.	80,637
1,250	Robert Half International, Inc.	34,612
1,241	Rockwell Automation, Inc.	96,637
1,324	Rockwell Collins, Inc.	76,646
843	Roper Industries, Inc.	78,728
446	Ryder System, Inc.	25,101
509	Snap-On, Inc.	28,763

6,809	Southwest Airlines Co.	$65,230
1,476	Stanley Black & Decker, Inc.	103,586
744	Stericycle, Inc.(b)	62,511
2,434	Textron, Inc.	62,018
4,040	Tyco International Ltd. (Switzerland)	205,838
4,225	Union Pacific Corp.	482,960
8,440	United Parcel Service, Inc., Class B	638,486
7,925	United Technologies Corp.	620,924
530	W.W. Grainger, Inc.	101,092
4,026	Waste Management, Inc.	139,944
1,615	Xylem, Inc.	41,845
		11,379,775
	Information Technology - 19.8%
5,604	Accenture PLC, Class A (Ireland)	321,333
4,294	Adobe Systems, Inc.(b)	132,899
5,121	Advanced Micro Devices, Inc.(b)	34,362
1,569	Akamai Technologies, Inc.(b)	50,600
2,805	Altera Corp.	111,611
1,449	Amphenol Corp., Class A	78,869
2,605	Analog Devices, Inc.	101,934
8,129	Apple, Inc.(b)	3,710,726
11,419	Applied Materials, Inc.	140,225
1,983	Autodesk, Inc.(b)	71,388
4,273	Automatic Data Processing, Inc.	234,075
1,487	BMC Software, Inc.(b)	53,889
4,242	Broadcom Corp., Class A	145,670
3,235	CA, Inc.	83,398
47,015	Cisco Systems, Inc.	922,904
1,632	Citrix Systems, Inc.(b)	106,423
2,643	Cognizant Technology Solutions Corp., Class A(b)	189,635
1,356	Computer Sciences Corp.	35,026
13,743	Corning, Inc.	176,872
13,356	Dell, Inc.(b)	230,124
10,050	eBay, Inc.(b)	317,580
2,898	Electronic Arts, Inc.(b)	53,816
17,840	EMC Corp.(b)	459,558
696	F5 Networks, Inc.(b)	83,339
2,123	Fidelity National Information Services, Inc.	60,633
514	First Solar, Inc.(b)	21,732
1,232	Fiserv, Inc.(b)	77,480
1,364	FLIR Systems, Inc.	35,123
2,208	Google, Inc., Class A(b)	1,280,883
1,013	Harris Corp.	41,533
17,379	Hewlett-Packard Co.	486,264
44,533	Intel Corp.	1,176,562
10,308	International Business Machines Corp.	1,985,321
2,599	Intuit, Inc.	146,688
1,604	Jabil Circuit, Inc.	36,347
2,003	JDS Uniphase Corp.(b)	25,418
4,601	Juniper Networks, Inc.(b)	96,299
1,457	KLA-Tencor Corp.	74,496
628	Lexmark International, Inc., Class A	21,917
1,991	Linear Technology Corp.	66,340
4,929	LSI Corp.(b)	37,313
932	MasterCard, Inc., Class A	331,391
1,671	Microchip Technology, Inc.	61,677
8,638	Micron Technology, Inc.(b)	65,562
65,480	Microsoft Corp.	1,933,624
1,200	Molex, Inc.	31,728
2,304	Motorola Mobility Holdings, Inc.(b)	89,004
2,504	Motorola Solutions, Inc.	116,211
3,135	NetApp, Inc.(b)	118,315
583	Novellus Systems, Inc.(b)	27,488
5,341	NVIDIA Corp.(b)	78,887
34,413	Oracle Corp.	970,447
2,820	Paychex, Inc.	88,830
14,702	QUALCOMM, Inc.	864,772
1,685	Red Hat, Inc.(b)	78,133
2,414	SAIC, Inc.(b)	31,044
1,191	Salesforce.com, Inc.(b)	139,109
2,100	SanDisk Corp.(b)	96,348
6,448	Symantec Corp.(b)	110,841
3,712	TE Connectivity Ltd. (Switzerland)	126,579
1,463	Teradata Corp.(b)	78,358
1,611	Teradyne, Inc.(b)	26,340
9,993	Texas Instruments, Inc.	323,573
1,418	Total System Services, Inc.	30,402
1,393	VeriSign, Inc.	51,625
4,447	Visa, Inc., Class A	447,546
2,045	Western Digital Corp.(b)	74,336
5,416	Western Union Co. (The)	103,446
12,132	Xerox Corp.	94,023
2,295	Xilinx, Inc.	82,276
10,847	Yahoo!, Inc.(b)	167,803
		20,356,323
	Materials - 3.8%
1,841	Air Products & Chemicals, Inc.	162,063
598	Airgas, Inc.	47,200
9,307	Alcoa, Inc.	94,559
930	Allegheny Technologies, Inc.	42,213
1,423	Ball Corp.	55,867
901	Bemis Co., Inc.	28,183
573	CF Industries Holdings, Inc.	101,639
1,250	Cliffs Natural Resources, Inc.	90,313
10,335	Dow Chemical Co. (The)	346,326
8,079	E.I. du Pont de Nemours & Co.	411,140
1,204	Eastman Chemical Co.	60,585
2,624	Ecolab, Inc.	158,595
616	FMC Corp.	57,091
8,289	Freeport-McMoRan Copper & Gold, Inc.	383,035
708	International Flavors & Fragrances, Inc.	39,513
3,822	International Paper Co.	119,017
1,492	MeadWestvaco Corp.	43,924
4,681	Monsanto Co.	384,076
2,603	Mosaic Co. (The)	145,690
4,328	Newmont Mining Corp.	266,085
2,770	Nucor Corp.	123,237
1,437	Owens-Illinois, Inc.(b)	34,560
1,350	PPG Industries, Inc.	120,933
2,620	Praxair, Inc.	278,244
1,678	Sealed Air Corp.	33,443
752	Sherwin-Williams Co. (The)	73,343
1,053	Sigma-Aldrich Corp.	71,646
720	Titanium Metals Corp.	11,074
1,259	United States Steel Corp.	38,009
1,130	Vulcan Materials Co.	49,562
		3,871,165
	Telecommunication Services - 2.8%
51,827	AT&T, Inc.	1,524,232
5,400	CenturyLink, Inc.	199,962
8,702	Frontier Communications Corp.	37,245
2,567	MetroPCS Communications, Inc.(b)	22,692
26,200	Sprint Nextel Corp.(b)	55,544

24,759	Verizon Communications, Inc.	$932,424
5,096	Windstream Corp.	61,509
		2,833,608
	Utilities - 3.6%
5,640	AES Corp. (The)(b)	71,966
1,021	AGL Resources, Inc.	42,382
2,120	Ameren Corp.	67,077
4,223	American Electric Power Co., Inc.	167,062
3,725	CenterPoint Energy, Inc.	68,801
2,203	CMS Energy Corp.	48,091
2,562	Consolidated Edison, Inc.	151,056
1,763	Constellation Energy Group, Inc.	64,226
4,981	Dominion Resources, Inc.	249,249
1,479	DTE Energy Co.	78,698
11,655	Duke Energy Corp.	248,368
2,850	Edison International	116,964
1,540	Entergy Corp.	106,845
5,798	Exelon Corp.	230,644
3,659	FirstEnergy Corp.	154,483
683	Integrys Energy Group, Inc.	35,455
3,696	NextEra Energy, Inc.	221,206
2,459	NiSource, Inc.	55,893
1,548	Northeast Utilities	53,793
2,013	NRG Energy, Inc.(b)	33,979
901	ONEOK, Inc.	74,927
1,984	Pepco Holdings, Inc.	39,005
3,548	PG&E Corp.	144,262
954	Pinnacle West Capital Corp.	45,086
5,057	PPL Corp.	140,534
2,580	Progress Energy, Inc.	140,171
4,425	Public Service Enterprise Group, Inc.	134,255
1,010	SCANA Corp.	45,278
2,095	Sempra Energy	119,206
7,538	Southern Co. (The)	343,431
1,886	TECO Energy, Inc.	34,042
2,024	Wisconsin Energy Corp.	68,816
4,241	Xcel Energy, Inc.	112,811
		3,708,062
	Total Investments (Cost $84,295,791)(e)-101.2%	103,884,729
	Liabilities in excess of other assets-(1.2)%	(1,270,183)
	Net Assets-100.0%	$102,614,546

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the securities in the portfolio are subject to call options  written.

(b) Non-income producing security.

(c) Security not subject to call options written.

(d) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

				Change in Unrealized
	Value			Appreciation	Realized	Value
	April 30, 2011	Purchase at Cost	Proceeds from Sales	(Depreciation)	Gain	January 31, 2012	Dividend Income
Invesco Ltd.	$114,949	$25,167	$(38,742)	$(15,928)	$3,548	$88,994	$1,537

The following written option contracts were open at January 31, 2012:

			Number
	Contract	Strike	of	Premiums	Notional	Unrealized
	Month	Price	Contracts	Received	Value	Appreciation
Call Option S&P 500 Index	Feb-12	$1,315	790	$1,548,037	$1,256,100	$291,937

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $19,588,938, which consisted of aggregate gross unrealized appreciation of $21,869,123 and aggregate gross unrealized depreciation of $2,280,185.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio (PIV)*

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.8%
26,338	Darden Restaurants, Inc.	$1,208,124
32,751	Family Dollar Stores, Inc.	1,827,506
64,383	Gap, Inc. (The)	1,221,989
18,804	Genuine Parts Co.	1,199,319
14,016	Harley-Davidson, Inc.	619,367
35,887	Hasbro, Inc.	1,252,815
27,156	Home Depot, Inc. (The)	1,205,455
33,562	Johnson Controls, Inc.	1,066,265
22,456	Lowe’s Cos., Inc.	602,495
17,588	Marriott International, Inc., Class A	605,907
20,891	Mattel, Inc.	647,621
11,745	McDonald’s Corp.	1,163,342
31,634	News Corp., Class A	595,668
17,957	NIKE, Inc., Class B	1,867,348
12,103	Nordstrom, Inc.	597,646
38,027	Omnicom Group, Inc.	1,734,412
4,096	Ralph Lauren Corp.	622,592
34,621	Ross Stores, Inc.	1,759,439
35,325	Target Corp.	1,794,863
9,900	Tiffany & Co.	631,620
27,136	TJX Cos., Inc. (The)	1,849,047
8,916	VF Corp.	1,172,365
45,620	Walt Disney Co. (The)	1,774,618
19,270	Yum! Brands, Inc.	1,220,369
		28,240,192
	Consumer Staples - 21.1%
40,610	Altria Group, Inc.	1,153,324
40,330	Archer-Daniels-Midland Co.	1,154,648
33,360	Avon Products, Inc.	592,807
14,926	Brown-Forman Corp., Class B	1,212,140
18,076	Campbell Soup Co.	573,009
17,268	Clorox Co. (The)	1,185,621
26,297	Coca-Cola Co. (The)	1,775,836
19,932	Colgate-Palmolive Co.	1,808,231
21,910	ConAgra Foods, Inc.	584,340
7,295	Costco Wholesale Corp.	600,160
42,011	CVS Caremark Corp.	1,753,959
10,516	Estee Lauder Cos., Inc. (The), Class A	609,192
43,387	General Mills, Inc.	1,728,104
60,841	Hormel Foods Corp.	1,751,004
14,922	J.M. Smucker Co. (The)	1,175,555
34,628	Kellogg Co.	1,714,778
16,164	Kimberly-Clark Corp.	1,156,696
15,581	Kraft Foods, Inc., Class A	596,752
34,479	McCormick & Co., Inc.	1,742,569
27,384	PepsiCo, Inc.	1,798,307
26,789	Procter & Gamble Co. (The)	1,688,779
59,951	Sysco Corp.	1,805,125
53,994	Walgreen Co.	1,801,240
29,655	Wal-Mart Stores, Inc.	1,819,631
		31,781,807
	Energy - 3.1%
6,339	Apache Corp.	626,800
11,092	Chevron Corp.	1,143,363
20,809	Exxon Mobil Corp.	1,742,546
10,384	Hess Corp.	584,619
6,024	Occidental Petroleum Corp.	601,015
		4,698,343
	Financials - 7.2%
27,237	Aflac, Inc.	1,313,641
11,820	American Express Co.	592,655
4,646	AvalonBay Communities, Inc. REIT	631,902
12,030	Capital One Financial Corp.	550,372
17,050	Chubb Corp. (The)	1,149,340
18,874	Cincinnati Financial Corp.	616,802
5,946	Goldman Sachs Group, Inc. (The)	662,801
10,623	Health Care REIT, Inc.	607,742
167,811	Hudson City Bancorp, Inc.	1,129,368
34,158	Kimco Realty Corp. REIT	623,383
9,968	T. Rowe Price Group, Inc.	576,549
26,758	Torchmark Corp.	1,222,038
9,935	Travelers Cos., Inc. (The)	579,211
19,899	Wells Fargo & Co.	581,250
		10,837,054
	Health Care - 10.0%
21,215	Abbott Laboratories	1,148,792
15,536	AmerisourceBergen Corp.	605,438
22,856	Baxter International, Inc.	1,268,051
15,705	Becton, Dickinson and Co.	1,231,429
13,763	C.R. Bard, Inc.	1,273,353
16,313	DENTSPLY International, Inc.	615,653
11,969	Express Scripts, Inc.(a)	612,334
27,004	Johnson & Johnson	1,779,834
7,617	McKesson Corp.	622,461
30,437	Medtronic, Inc.	1,173,955
27,094	Mylan, Inc.(a)	562,200
10,354	Quest Diagnostics, Inc.	601,360
34,093	Stryker Corp.	1,889,775
33,540	UnitedHealth Group, Inc.	1,737,037
		15,121,672
	Industrials - 21.6%
21,108	3M Co.	1,830,275
26,353	C.H. Robinson Worldwide, Inc.	1,814,140
17,284	Caterpillar, Inc.	1,886,030
15,824	Cintas Corp.	586,279
25,642	CSX Corp.	578,227
34,951	Danaher Corp.	1,835,277
13,894	Deere & Co.	1,196,968
19,532	Dover Corp.	1,238,524
24,154	Eaton Corp.	1,184,271
36,323	Emerson Electric Co.	1,866,276
41,242	Expeditors International of Washington, Inc.	1,841,455
25,458	Fastenal Co.	1,188,379
24,996	General Dynamics Corp.	1,728,723
31,222	General Electric Co.	584,164
10,398	Honeywell International, Inc.	603,500
23,827	Illinois Tool Works, Inc.	1,263,546
16,958	L-3 Communications Holdings, Inc.	1,199,609
7,703	Norfolk Southern Corp.	556,157
9,994	Northrop Grumman Corp.	580,152
14,270	Parker Hannifin Corp.	1,151,304

20,573	Rockwell Collins, Inc.	$1,190,971
12,720	Roper Industries, Inc.	1,187,921
11,095	Snap-On, Inc.	626,978
10,760	Union Pacific Corp.	1,229,976
23,193	United Technologies Corp.	1,817,171
9,013	W.W. Grainger, Inc.	1,719,140
		32,485,413
	Information Technology - 5.3%
21,411	Automatic Data Processing, Inc.	1,172,895
15,314	Harris Corp.	627,874
22,181	Hewlett-Packard Co.	620,624
9,853	International Business Machines Corp.	1,897,688
39,051	Linear Technology Corp.	1,301,179
20,814	Microsoft Corp.	614,637
21,415	Oracle Corp.	603,903
37,957	Paychex, Inc.	1,195,646
		8,034,446
	Materials - 7.5%
13,082	Air Products & Chemicals, Inc.	1,151,608
7,315	Airgas, Inc.	577,373
31,254	Ball Corp.	1,227,032
29,620	Ecolab, Inc.	1,790,233
21,479	International Flavors & Fragrances, Inc.	1,198,743
7,393	Monsanto Co.	606,596
16,253	Praxair, Inc.	1,726,068
12,407	Sherwin-Williams Co. (The)	1,210,055
27,452	Sigma-Aldrich Corp.	1,867,834
		11,355,542
	Utilities - 5.4%
27,828	AGL Resources, Inc.	1,155,140
11,608	Dominion Resources, Inc.	580,864
16,544	Entergy Corp.	1,147,823
13,911	FirstEnergy Corp.	587,323
19,897	NextEra Energy, Inc.	1,190,836
6,655	ONEOK, Inc.	553,430
20,903	PPL Corp.	580,894
10,611	Sempra Energy	603,766
12,995	Southern Co. (The)	592,052
34,386	Wisconsin Energy Corp.	1,169,124
		8,161,252
	Total Common Stocks and Other Equity Interests (Cost $135,661,918)	150,715,721

	Money Market Fund - 0.1%
126,778	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $126,778)	126,778

	Total Investments (Cost $135,788,696)(b)-100.1%	150,842,499
	Liabilities in excess of other assets-(0.1)%	(93,329)
	Net Assets-100.0%	$150,749,170

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

*   Effective March 1, 2012, PIV’s ticker symbol changed to SPHQ.

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $135,802,361. The net unrealized appreciation was $15,040,138, which consisted of aggregate gross unrealized appreciation of $16,497,956 and aggregate gross unrealized depreciation of $1,457,818.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio (PHO)*

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Electronics - 10.5%
938,562	Badger Meter, Inc.(a)(b)	$30,165,383
786,605	Itron, Inc.(c)	30,512,408
743,330	Watts Water Technologies, Inc., Class A	28,655,371
		89,333,162
	Engineering & Construction - 15.2%
1,635,554	AECOM Technology Corp.(c)	37,437,831
1,692,148	Aegion Corp., Class A(c)	28,884,966
1,056,133	Layne Christensen Co.(a)(b)(c)	24,533,970
923,501	URS Corp.(c)	38,002,066
		128,858,833
	Environmental Control - 11.0%
2,516,987	Calgon Carbon Corp.(c)	41,127,568
3,122,586	Energy Recovery, Inc.(a)(b)(c)	7,712,787
920,301	Met-Pro Corp.(b)	9,653,957
1,518,197	Tetra Tech, Inc.(c)	35,115,897
		93,610,209
	Hand/Machine Tools - 3.4%
579,464	Franklin Electric Co., Inc.	29,007,968

	Machinery-Diversified - 23.0%
278,450	Flowserve Corp.	30,676,837
933,953	Gorman-Rupp Co. (The)	29,307,445
719,535	IDEX Corp.	29,155,558
600,946	Lindsay Corp.	36,735,829
317,596	Roper Industries, Inc.	29,660,290
1,561,433	Xylem, Inc.	40,456,729
		195,992,688
	Metal Fabricate/Hardware - 10.2%
10,956,290	Mueller Water Products, Inc., Class A(b)	30,020,235
841,050	Northwest Pipe Co.(b)(c)	19,184,350
361,063	Valmont Industries, Inc.	37,879,119
		87,083,704
	Miscellaneous Manufacturing - 13.5%
589,212	Danaher Corp.	30,939,522
679,651	Pall Corp.	40,561,572
1,165,494	Pentair, Inc.	42,913,489
		114,414,583
	Water - 13.2%
450,975	American States Water Co.	16,311,766
493,093	American Water Works Co., Inc.	16,632,027
719,737	Aqua America, Inc.	15,877,398
284,526	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)(c)	18,747,418
1,307,841	Consolidated Water Co. Ltd. (Cayman Islands)(a)(b)	10,188,082
3,036,398	Veolia Environnement SA ADR (France)(a)	34,614,937
		112,371,628
	Total Common Stocks and Other Equity Interests (Cost $886,597,484)	850,672,775

	Money Market Fund - 0.1%
902,406	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $902,406)	902,406

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $887,499,890)-100.1%	851,575,181

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
15,626,120	Invesco Liquid Assets Portfolio - Institutional Class (Cost $15,626,120)(d)(e)	15,626,120

	Total Investments (Cost $903,126,010)(f)-101.9%	867,201,301
	Liabilities in excess of other assets-(1.9)%	(16,471,045)
	Net Assets-100.0%	$850,730,256

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

*   Effective March 1, 2012, PHO’s underlying index changed to the NASDAQ OMX US Water Index.

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2012:

	Value			Change in Unrealized	Realized	Value
	April 30, 2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	January 31, 2012	Dividend Income
Badger Meter, Inc.	$48,331,952	$6,941,763	$(18,234,728)	$(7,375,463)	$501,859	$30,165,383	$479,110
Consolidated Water Co. Ltd. (Cayman Islands)	12,854,141	1,583	(22,689)	(2,610,849)	(34,104)	10,188,082	294,648
Energy Recovery, Inc.	6,029,647	6,409,150	(2,465,231)	(1,884,485)	(376,294)	7,712,787	—
Layne Christensen Co.	35,862,020	8,704,652	(11,822,075)	(6,929,990)	(1,280,637)	24,533,970	—
Met-Pro Corp.	6,383,337	6,647,568	(2,574,079)	(650,285)	(152,584)	9,653,957	149,685
Mueller Water Products, Inc. Class A	40,402,780	15,495,796	(9,082,989)	(15,290,132)	(1,505,220)	30,020,235	522,421
Northwest Pipe Co.	20,149,047	148,447	(48,736)	(1,023,375)	(41,033)	19,184,350	—
Total Investments in Affiliates	$170,012,924	$44,348,959	$(44,250,527)	$(35,764,579)	$(2,888,013)	$131,458,764	$1,445,864

(c) Non-income producing security.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(f) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $937,972,526. The net unrealized depreciation was $70,771,225, which consisted of aggregate gross unrealized appreciation of $116,913,502 and aggregate gross unrealized depreciation of $187,684,727.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Manufacturers - 2.0%
144,419	Tesla Motors, Inc.(a)(b)	$4,198,260

	Auto Parts & Equipment - 4.6%
294,001	Amerigon, Inc.(b)	4,512,916
246,513	Fuel Systems Solutions, Inc.(b)	5,144,726
		9,657,642
	Chemicals - 9.5%
51,553	Air Products & Chemicals, Inc.	4,538,210
592,846	Daqo New Energy Corp. ADR (Cayman Islands)(a)(b)	1,541,400
184,967	OM Group, Inc.(b)	5,018,155
76,731	Sociedad Quimica y Minera de Chile SA ADR (Chile)	4,507,179
512,867	Zoltek Cos., Inc.(a)(b)	4,456,814
		20,061,758
	Commercial Services - 1.9%
189,610	Quanta Services, Inc.(b)	4,095,576

	Computers - 4.5%
820,247	Echelon Corp.(b)	4,240,677
251,934	Maxwell Technologies, Inc.(b)	5,154,570
		9,395,247
	Electric - 13.3%
311,859	Ameresco, Inc., Class A(b)	4,088,471
266,816	Calpine Corp.(b)	3,895,514
152,554	CPFL Energia SA ADR (Brazil)	4,523,226
409,797	EnerNOC, Inc.(b)	3,749,643
102,858	IDACORP, Inc.	4,335,465
53,119	ITC Holdings Corp.	3,915,401
218,899	Ormat Technologies, Inc.	3,557,109
		28,064,829
	Electrical Components & Equipment - 20.5%
2,292,592	A123 Systems, Inc.(a)(b)	4,974,925
1,049,847	American Superconductor Corp.(a)(b)	5,301,727
346,922	Canadian Solar, Inc. (China)(a)(b)	1,325,242
1,745,496	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)(a)(b)	4,887,389
1,029,093	Power-One, Inc.(b)	4,466,264
190,771	PowerSecure International, Inc.(b)	1,207,580
1,802,046	Satcon Technology Corp.(a)(b)	939,947
681,226	SunPower Corp., Class A(a)(b)	4,666,398
1,858,469	Suntech Power Holdings Co. Ltd. ADR (China)(a)(b)	6,040,024
118,989	Universal Display Corp.(a)(b)	5,010,627
1,025,740	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	4,338,880
		43,159,003
	Electronics - 3.1%
115,592	Itron, Inc.(b)	4,483,814
289,992	SemiLEDs Corp.(b)	872,876
678,776	UQM Technologies, Inc.(a)(b)	1,133,556
		6,490,246
	Energy-Alternate Sources - 11.0%
408,712	Amyris, Inc.(a)(b)	3,666,147
875,427	Ballard Power Systems, Inc. (Canada)(b)	1,041,758
1,018,146	FuelCell Energy, Inc.(b)	997,783
165,779	Gevo, Inc.(a)(b)	1,438,962
3,055,210	JA Solar Holdings Co. Ltd. ADR (China)(a)(b)	5,377,169
624,467	Renesola Ltd. ADR (British Virgin Islands)(a)(b)	1,479,987
391,816	Solazyme, Inc.(a)(b)	4,552,902
572,733	Trina Solar Ltd. ADR (Cayman Islands)(a)(b)	4,604,773
		23,159,481
	Engineering & Construction - 0.5%
292,728	Lime Energy Co.(b)	980,639

	Food - 2.4%
402,799	Cosan Ltd., Class A (Brazil)	5,171,939

	Metal Fabricate/Hardware - 2.1%
129,267	Kaydon Corp.	4,410,590

	Mining - 3.1%
147,359	Molycorp, Inc.(a)(b)	4,565,182
258,041	Rare Element Resources Ltd. (Canada)(a)(b)	1,904,342
		6,469,524
	Miscellaneous Manufacturing - 4.1%
89,905	Polypore International, Inc.(b)	3,423,582
487,788	STR Holdings, Inc.(b)	5,214,454
		8,638,036
	Semiconductors - 17.4%
337,143	Aixtron SE ADR (Germany)(a)	4,571,659
109,306	Amtech Systems, Inc.(b)	1,113,828
188,515	Cree, Inc.(b)	4,793,936
122,434	First Solar, Inc.(a)(b)	5,176,509
578,772	GT Advanced Technologies, Inc.(b)	4,989,015
937,881	Hanwha SolarOne Co. Ltd. ADR (Cayman Islands)(a)(b)	1,697,565
207,181	International Rectifier Corp.(b)	4,723,727
1,039,260	MEMC Electronic Materials, Inc.(b)	4,749,418
445,644	Rubicon Technology, Inc.(a)(b)	4,826,325
		36,641,982
	Total Common Stocks and Other Equity Interests (Cost $335,667,756)	210,594,752

	Money Market Fund - 0.1%
334,103	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $334,103)	334,103

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $336,001,859)-100.1%	210,928,855

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 30.5%
64,315,047	Invesco Liquid Assets Portfolio - Institutional Class (Cost $64,315,047)(c)(d)	$64,315,047

	Total Investments (Cost $400,316,906)(e)-130.6%	275,243,902
	Liabilities in excess of other assets-(30.6)%	(64,565,978)
	Net Assets-100.1%	$210,677,924

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $428,183,869. The net unrealized depreciation was $152,939,967, which consisted of aggregate gross unrealized appreciation of $15,481,504 and aggregate gross unrealized depreciation of $168,421,471.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Agriculture - 1.8%
20,993	Andersons, Inc. (The)	$851,266

	Auto Manufacturers - 2.6%
51,100	Tata Motors Ltd. ADR (India)	1,230,488

	Auto Parts & Equipment - 7.0%
78,414	Exide Technologies(a)	258,766
30,976	Johnson Controls, Inc.	984,108
29,418	Tenneco, Inc.(a)	944,318
27,057	Westport Innovations, Inc. (Canada)(a)	1,125,571
		3,312,763
	Building Materials - 2.9%
17,142	Apogee Enterprises, Inc.	235,703
34,222	Owens Corning(a)	1,154,992
		1,390,695
	Chemicals - 7.0%
42,125	Methanex Corp. (Canada)	1,144,957
23,900	Rockwood Holdings, Inc.(a)	1,206,950
18,694	Sasol Ltd. ADR (South Africa)	959,750
		3,311,657
	Electric - 6.8%
103,002	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,051,651
55,567	Companhia Energetica de Minas Gerais ADR (Brazil)	1,124,676
57,472	Enersis SA ADR (Chile)	1,052,312
		3,228,639
	Electrical Components & Equipment - 13.1%
17,753	Acuity Brands, Inc.	1,033,757
19,997	Emerson Electric Co.	1,027,446
11,734	Energizer Holdings, Inc.(a)	904,926
34,737	EnerSys(a)	1,006,678
36,009	General Cable Corp.(a)	1,111,238
69,456	GrafTech International Ltd.(a)	1,140,468
		6,224,513
	Electronics - 8.0%
71,824	Elster Group SE ADR (Germany)(a)	971,779
31,974	ESCO Technologies, Inc.	961,458
44,752	Koninklijke Philips Electronics NV (Netherlands)	906,676
22,247	Woodward, Inc.	933,929
		3,773,842
	Energy-Alternate Sources - 2.2%
70,579	Clean Energy Fuels Corp.(a)	1,055,862

	Engineering & Construction - 6.6%
23,339	Chicago Bridge & Iron Co. NV (Netherlands)	993,775
49,009	Foster Wheeler AG (Switzerland)(a)	1,100,742
83,747	McDermott International, Inc.(a)	1,018,363
		3,112,880
	Environmental Control - 3.1%
9,405	ADA-ES, Inc.(a)	206,440
69,449	Covanta Holding Corp.	992,426
69,786	EnergySolutions, Inc.(a)	248,438
		1,447,304
	Hand/Machine Tools - 2.2%
18,018	Regal-Beloit Corp.	1,022,882

	Machinery-Diversified - 4.4%
48,097	Altra Holdings, Inc.(a)	922,981
16,293	Chart Industries, Inc.(a)	908,498
9,037	Global Power Equipment Group, Inc.(a)	231,799
		2,063,278
	Mining - 7.3%
83,581	Avalon Rare Metals, Inc. (Canada)(a)	279,996
53,892	Cameco Corp. (Canada)	1,254,067
751,951	Denison Mines Corp. (Canada)(a)	1,293,356
88,741	Quest Rare Minerals Ltd. (Canada)(a)	283,971
189,157	USEC, Inc.(a)	361,290
		3,472,680
	Miscellaneous Manufacturing - 13.4%
22,660	A.O. Smith Corp.	962,597
17,538	Cooper Industries PLC (Ireland)	1,036,847
21,605	Eaton Corp.	1,059,293
37,923	Hexcel Corp.(a)	950,730
32,870	LSB Industries, Inc.(a)	1,152,093
10,723	PMFG, Inc.(a)	236,120
10,027	Siemens AG ADR (Germany)	945,446
		6,343,126
	Oil & Gas - 5.6%
40,603	Chesapeake Energy Corp.	857,941
15,132	Range Resources Corp.	870,393
29,321	Southwestern Energy Co.(a)	913,056
		2,641,390
	Semiconductors - 2.3%
45,076	Veeco Instruments, Inc.(a)	1,100,305

	Telecommunications - 1.8%
65,345	Corning, Inc.	840,990

	Transportation - 1.8%
20,419	Golar LNG Ltd. (Bermuda)	837,179

	Total Common Stocks and Other Equity Interests (Cost $45,333,569)	47,261,739

	Money Market Fund - 0.3%
137,417	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $137,417)	137,417

	Total Investments (Cost $45,470,986)(b)-100.2%	47,399,156
	Liabilities in excess of other assets-(0.2)%	(69,445)
	Net Assets-100.0%	$47,329,711

Investment Abbreviations:

ADR         - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $46,752,539. The net unrealized appreciation was $646,617, which consisted of aggregate gross unrealized appreciation of $6,428,075 and aggregate gross unrealized depreciation of $5,781,458.

This Fund has holdings greater than 10% of net assets in the following countries:

Canada	11.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio (PKW)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Consumer Discretionary - 31.1%
4,173	Aaron’s, Inc.	$111,044
3,738	Advance Auto Parts, Inc.	286,480
4,012	Aeropostale, Inc.(a)	65,676
535	America’s Car-Mart, Inc.(a)	20,298
1,561	Ameristar Casinos, Inc.	30,533
2,963	ANN, Inc.(a)	71,882
6,977	Apollo Group, Inc., Class A(a)	365,665
7,864	AutoNation, Inc.(a)	281,216
2,066	AutoZone, Inc.(a)	718,720
2,294	Bally Technologies, Inc.(a)	96,853
12,457	Bed Bath & Beyond, Inc.(a)	756,140
18,447	Best Buy Co., Inc.	441,806
3,331	Big Lots, Inc.(a)	131,541
795	Blue Nile, Inc.(a)	32,078
26	Blyth, Inc.	1,637
4,651	Brinker International, Inc.	120,228
1,020	Build-A-Bear Workshop, Inc.(a)	8,333
15,484	Cablevision Systems Corp., Class A	225,292
669	Capella Education Co.(a)	28,319
3,174	Career Education Corp.(a)	32,089
1,007	CEC Entertainment, Inc.	35,416
3,058	Cheesecake Factory, Inc. (The)(a)	90,456
8,889	Chico’s FAS, Inc.	101,690
3	Children’s Place Retail Stores, Inc. (The)(a)	150
3	Coach, Inc.	210
2,714	Dillard’s, Inc., Class A	120,094
38,097	DIRECTV, Class A(a)	1,714,746
13,669	Discovery Communications, Inc., Class A(a)	586,127
8	Dollar Tree, Inc.(a)	678
2,868	E.W. Scripps Co. (The), Class A(a)	24,292
7,646	Education Management Corp.(a)	195,202
6,645	Family Dollar Stores, Inc.	370,791
2,007	Fred’s, Inc., Class A	29,603
7,348	GameStop Corp., Class A(a)	171,649
26,871	Gap, Inc. (The)	510,011
5	H&R Block, Inc.	82
6,626	Hasbro, Inc.	231,314
2,645	hhgregg, Inc.(a)	26,926
1,338	Hibbett Sports, Inc.(a)	64,130
79,656	Home Depot, Inc. (The)	3,535,930
2,071	Hot Topic, Inc.	15,160
8,410	Hyatt Hotels Corp., Class A(a)	358,434
23,737	Interpublic Group of Cos., Inc. (The)	245,203
1,248	ITT Educational Services, Inc.(a)	82,206
11,980	J.C. Penney Co., Inc.	497,769
2,381	Jack in the Box, Inc.(a)	50,477
1,338	JAKKS Pacific, Inc.	20,445
5,160	Jones Group, Inc. (The)	47,111
14,402	Kohl’s Corp.	662,348
7,582	Leggett & Platt, Inc.	162,710
1	Liberty Global, Inc., Class A(a)	46
4,208	Liberty Media Corp., Class A(a)	346,781
15,802	Limited Brands, Inc.	661,472
65,395	Lowe’s Cos., Inc.	1,754,548
15,453	Marriott International, Inc., Class A	532,356
17,842	Mattel, Inc.	553,102
255	NVR, Inc.(a)	176,779
14,720	Omnicom Group, Inc.	671,379
6,929	O’Reilly Automotive, Inc.(a)	564,783
1,115	P.F. Chang’s China Bistro, Inc.	36,304
1,302	Papa John’s International, Inc.(a)	50,439
892	PetMed Express, Inc.	11,123
5,895	PetSmart, Inc.	313,732
5,511	Pier 1 Imports, Inc.(a)	85,696
5,224	RadioShack Corp.	37,508
700	Red Robin Gourmet Burgers, Inc.(a)	21,497
3,186	Rent-A-Center, Inc.	107,751
1,815	Scholastic Corp.	53,561
12,044	Service Corp. International	133,688
1,497	Stage Stores, Inc.	23,024
552	Strayer Education, Inc.	60,057
37,463	Target Corp.	1,903,495
24	Tempur-Pedic International, Inc.(a)	1,601
16,336	Time Warner Cable, Inc.	1,204,290
53,231	Time Warner, Inc.	1,972,741
20	TJX Cos., Inc. (The)	1,363
2,957	Tupperware Brands Corp.	185,818
8,251	Urban Outfitters, Inc.(a)	218,652
2,261	Valassis Communications, Inc.(a)	51,438
28,866	Viacom, Inc., Class B	1,357,857
14,943	Virgin Media, Inc.	356,241
94,855	Walt Disney Co. (The)	3,689,860
2,007	Warnaco Group, Inc. (The)(a)	116,908
408	Washington Post Co. (The), Class B	154,514
21,877	Wendy’s Co. (The)	102,603
4,555	Wet Seal, Inc. (The), Class A(a)	15,943
7,964	Wyndham Worldwide Corp.	316,649
		31,622,789
	Consumer Staples - 4.8%
25	Boston Beer Co., Inc. (The), Class A(a)	2,501
23	Casey’s General Stores, Inc.	1,171
2,309	Central Garden & Pet Co., Class A(a)	21,843
7,069	Clorox Co. (The)	485,357
16,696	Coca-Cola Enterprises, Inc.	447,286
22,368	ConAgra Foods, Inc.	596,555
12,376	Dr Pepper Snapple Group, Inc.	480,436
3,639	Energizer Holdings, Inc.(a)	280,640
31,606	Kroger Co. (The)	750,959
7,589	Lorillard, Inc.	814,983
17,410	Safeway, Inc.	382,672
32,459	Sara Lee Corp.	621,590
733	USANA Health Sciences, Inc.(a)	25,494
6	Wal-Mart Stores, Inc.	368
		4,911,855
	Energy - 6.7%
72,287	ConocoPhillips	4,930,697
21,538	Devon Energy Corp.	1,374,340
3,886	Dresser-Rand Group, Inc.(a)	199,080
1,561	Green Plains Renewable Energy, Inc.(a)	17,717
382	REX American Resources Corp.(a)	9,817
6,403	Sunoco, Inc.	245,619
		6,777,270

	Financials - 7.6%
26,064	Allstate Corp. (The)	$751,946
5,414	American Financial Group, Inc.	198,531
11,437	Ameriprise Financial, Inc.	612,451
3,926	Aspen Insurance Holdings Ltd. (Bermuda)	104,275
5,341	Assurant, Inc.	211,504
14,528	CapitalSource, Inc.	100,388
15,185	Chubb Corp. (The)	1,023,621
1,431	Credit Acceptance Corp.(a)	120,805
1,020	eHealth, Inc.(a)	16,504
1,936	Employers Holdings, Inc.	34,771
2,304	Endurance Specialty Holdings Ltd. (Bermuda)	86,170
5,734	HCC Insurance Holdings, Inc.	159,176
648	Infinity Property & Casualty Corp.	37,765
3,383	iStar Financial, Inc. REIT(a)	23,613
1,561	KBW, Inc.	27,052
6,792	Legg Mason, Inc.	172,992
3,532	Montpelier Re Holdings Ltd. (Bermuda)	61,351
11,183	Moody’s Corp.	416,343
9,353	NASDAQ OMX Group, Inc. (The)(a)	231,767
2,038	National Financial Partners Corp.(a)	31,385
764	Navigators Group, Inc. (The)(a)	36,504
5,321	Northwest Bancshares, Inc.	65,555
2,294	Oriental Financial Group, Inc.	26,243
2,548	Oritani Financial Corp.	33,048
859	Piper Jaffray Cos.(a)	19,113
11	ProAssurance Corp.	898
32,913	Progressive Corp. (The)	667,476
2,941	RenaissanceRe Holdings Ltd. (Bermuda)	215,016
572	Territorial Bancorp, Inc.	11,829
5,383	Torchmark Corp.	245,842
23,276	Travelers Cos., Inc. (The)	1,356,991
14,592	Unum Group	333,135
7,576	W.R. Berkley Corp.	259,629
797	World Acceptance Corp.(a)	50,785
		7,744,474
	Health Care - 15.7%
19,758	Aetna, Inc.	863,425
13,413	AmerisourceBergen Corp.	522,705
45,641	Amgen, Inc.	3,099,480
11,335	Becton, Dickinson and Co.	888,777
4	Biogen Idec, Inc.(a)	472
2	Bristol-Myers Squibb Co.	64
4,413	C.R. Bard, Inc.	408,291
22,430	Celgene Corp.(a)	1,630,661
2,238	Charles River Laboratories International, Inc.(a)	75,577
956	Chemed Corp.	53,670
3,314	Covance, Inc.(a)	145,186
2,612	Enzon Pharmaceuticals, Inc.(a)	18,624
23,227	Express Scripts, Inc.(a)	1,188,293
13,916	Forest Laboratories, Inc.(a)	442,250
35,646	Gilead Sciences, Inc.(a)	1,740,951
3,965	Health Net, Inc.(a)	149,639
16	ICU Medical, Inc.(a)	743
1,751	Integra LifeSciences Holdings Corp.(a)	51,690
2,484	LifePoint Hospitals, Inc.(a)	99,832
4,906	Lincare Holdings, Inc.	126,035
1,561	Magellan Health Services, Inc.(a)	76,208
1,595	Maxygen, Inc.(a)	8,916
20	McKesson Corp.	1,634
19,306	Medco Health Solutions, Inc.(a)	1,197,358
4,365	Myriad Genetics, Inc.(a)	103,276
987	Obagi Medical Products, Inc.(a)	10,117
5,639	Patterson Cos., Inc.	181,632
12	PSS World Medical, Inc.(a)	291
8,337	Quest Diagnostics, Inc.	484,213
8,602	Select Medical Holdings Corp.(a)	71,311
9	SonoSite, Inc.(a)	485
23,099	Tenet Healthcare Corp.(a)	122,194
26	UnitedHealth Group, Inc.	1,347
6,097	Varian Medical Systems, Inc.(a)	401,609
3,599	ViroPharma, Inc.(a)	107,214
18,355	WellPoint, Inc.	1,180,594
9,373	Zimmer Holdings, Inc.(a)	569,410
		16,024,174
	Industrials - 10.6%
3,568	Aircastle Ltd. (Bermuda)	50,309
6,656	Cintas Corp.	246,605
572	Consolidated Graphics, Inc.(a)	29,052
3,537	Copart, Inc.(a)	166,380
4,778	Corrections Corp. of America(a)	112,426
7,487	Covanta Holding Corp.	106,989
55,919	CSX Corp.	1,260,973
17	Dycom Industries, Inc.(a)	363
8,538	Fluor Corp.	480,177
2,312	FTI Consulting, Inc.(a)	99,000
18,322	General Dynamics Corp.	1,267,150
10,004	Iron Mountain, Inc.	308,323
5,990	J.B. Hunt Transport Services, Inc.	305,909
18	KBR, Inc.	579
4,237	Knight Transportation, Inc.	74,614
5,232	L-3 Communications Holdings, Inc.	370,112
17,598	Lockheed Martin Corp.	1,448,667
17,930	Norfolk Southern Corp.	1,294,546
14,075	Northrop Grumman Corp.	817,054
7,835	Parker Hannifin Corp.	632,128
12,267	R.R. Donnelley & Sons Co.	139,353
2,740	RailAmerica, Inc.(a)	40,936
18,608	Raytheon Co.	892,998
12	Ryder System, Inc.	675
3,473	Shaw Group, Inc. (The)(a)	94,257
2,548	SkyWest, Inc.	32,614
3,217	Taser International, Inc.(a)	15,313
15	Toro Co. (The)	951
1,815	TrueBlue, Inc.(a)	29,966
2,294	United Stationers, Inc.	74,165
9,048	Verisk Analytics, Inc., Class A(a)	362,553
5	W.W. Grainger, Inc.	954
		10,756,091
	Information Technology - 19.9%
63,470	Activision Blizzard, Inc.	783,220
7,582	Amphenol Corp., Class A	412,688
5,162	AOL, Inc.(a)	83,676
2,740	Applied Micro Circuits Corp.(a)	21,454
2,532	Benchmark Electronics, Inc.(a)	43,550
19	Brightpoint, Inc.(a)	223
25	Broadridge Financial Solutions, Inc.	599
1,369	CACI International, Inc., Class A(a)	80,347
2,548	Cirrus Logic, Inc.(a)	52,056
1,177	Coherent, Inc.(a)	65,771
1,051	Comtech Telecommunications Corp.	32,434
5,193	CoreLogic, Inc.(a)	73,741

7,687	Cypress Semiconductor Corp.(a)	$132,178
86,156	Dell, Inc.(a)	1,484,468
1,974	Digital River, Inc.(a)	31,604
16	DST Systems, Inc.	781
19	Electronics for Imaging, Inc.(a)	326
1,828	Fair Isaac Corp.	66,247
2	Fidelity National Information Services, Inc.	57
7,268	Fiserv, Inc.(a)	457,084
18	Global Cash Access Holdings, Inc.(a)	95
5,990	GT Advanced Technologies, Inc.(a)	51,634
5,957	Harris Corp.	244,237
99,044	Hewlett-Packard Co.	2,771,251
4,549	IAC/InterActiveCorp.	195,925
2,007	Insight Enterprises, Inc.(a)	37,049
6,600	Integrated Device Technology, Inc.(a)	41,844
189,741	Intel Corp.	5,012,957
26,593	International Business Machines Corp.	5,121,812
4,237	Lender Processing Services, Inc.	70,461
18	LoopNet, Inc.(a)	288
25,983	LSI Corp.(a)	196,691
1,082	Manhattan Associates, Inc.(a)	47,489
1,625	Monolithic Power Systems, Inc.(a)	26,634
11	MTS Systems Corp.	505
3,192	Novellus Systems, Inc.(a)	150,503
2,197	Plantronics, Inc.	81,816
1,402	Plexus Corp.(a)	50,823
9	QLogic Corp.(a)	156
4,396	Quest Software, Inc.(a)	89,459
17,992	SAIC, Inc.(a)	231,377
5	Seagate Technology PLC (Ireland)	106
26	Stamps.com, Inc.(a)	806
2,230	STEC, Inc.(a)	21,096
669	Supertex, Inc.(a)	12,363
37,788	Symantec Corp.(a)	649,576
1,561	Synaptics, Inc.(a)	59,802
2,153	Tech Data Corp.(a)	111,784
2	Texas Instruments, Inc.	65
1,307	TNS, Inc.(a)	24,101
1,439	Tyler Technologies, Inc.(a)	50,552
3	ValueClick, Inc.(a)	52
8,612	VeriSign, Inc.	319,161
1,115	Volterra Semiconductor Corp.(a)	33,640
2,071	Websense, Inc.(a)	39,142
32,611	Western Union Co. (The)	622,870
30	Xilinx, Inc.	1,075
1,656	XO Group, Inc.(a)	13,645
2,740	Zebra Technologies Corp., Class A(a)	103,736
		20,309,082
	Materials - 2.8%
1,464	A. Schulman, Inc.	35,868
4,146	Airgas, Inc.	327,244
8,508	Ball Corp.	334,024
3,040	CF Industries Holdings, Inc.	539,235
7,966	Crown Holdings, Inc.(a)	287,334
29	Kaiser Aluminum Corp.	1,432
1,720	Myers Industries, Inc.	22,893
695	NewMarket Corp.	150,252
8,049	PPG Industries, Inc.	721,029
852	Schweitzer-Mauduit International, Inc.	59,239
3,281	Scotts Miracle-Gro Co. (The), Class A	155,388
3,696	Silgan Holdings, Inc.	153,606
636	TPC Group, Inc.(a)	20,893
30	Tredegar Corp.	740
26	Worthington Industries, Inc.	479
		2,809,656
	Telecommunication Services - 0.1%
54,261	Clearwire Corp., Class A(a)	91,701
2,291	General Communication, Inc., Class A(a)	23,849
2,581	Premiere Global Services, Inc.(a)	22,713
		138,263
	Utilities - 0.3%
828	CH Energy Group, Inc.	47,097
2,230	El Paso Electric Co.	77,604
13,954	NRG Energy, Inc.(a)	235,543
		360,244
	Total Common Stocks and Other Equity Interests (Cost $98,956,157)	101,453,898

	Money Market Fund - 0.1%
85,779	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $85,779)	85,779

	Total Investments (Cost $99,041,936)(b)-99.7%	101,539,677
	Other assets less liabilities-0.3%	266,557
	Net Assets-100.0%	$101,806,234

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $99,082,329. The net unrealized appreciation was $2,457,348, which consisted of aggregate gross unrealized appreciation of $2,603,081 and aggregate gross unrealized depreciation of $145,733.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.7%
10,620	Family Dollar Stores, Inc.	$592,596
12,974	Genuine Parts Co.	827,482
4,330	John Wiley & Sons, Inc., Class A	196,539
12,100	Leggett & Platt, Inc.	259,666
104,018	Lowe’s Cos., Inc.	2,790,803
2,440	Matthews International Corp., Class A	80,422
91,432	McDonald’s Corp.	9,056,339
24,939	McGraw-Hill Cos., Inc. (The)	1,147,194
3,200	Meredith Corp.	100,768
30,989	NIKE, Inc., Class B	3,222,546
5,422	Polaris Industries, Inc.	349,177
18,380	Ross Stores, Inc.	934,072
59,614	Target Corp.	3,028,987
31,840	TJX Cos., Inc. (The)	2,169,578
9,299	VF Corp.	1,222,725
		25,978,894
	Consumer Staples - 25.3%
189,619	Altria Group, Inc.	5,385,180
56,345	Archer-Daniels-Midland Co.	1,613,157
36,149	Avon Products, Inc.	642,368
7,374	Brown-Forman Corp., Class B	598,843
3,282	Casey’s General Stores, Inc.	167,185
12,573	Church & Dwight Co., Inc.	570,437
11,251	Clorox Co. (The)	772,494
205,845	Coca-Cola Co. (The)	13,900,713
44,565	Colgate-Palmolive Co.	4,042,937
23,018	Hormel Foods Corp.	662,458
9,622	J.M. Smucker Co. (The)	758,021
35,280	Kimberly-Clark Corp.	2,524,637
2,399	Lancaster Colony Corp.	166,706
10,437	McCormick & Co., Inc.	527,486
5,464	Nu Skin Enterprises, Inc., Class A	272,927
137,814	PepsiCo, Inc.	9,050,245
233,650	Procter & Gamble Co. (The)	14,729,296
1,904	Sanderson Farms, Inc.	96,990
50,238	Sysco Corp.	1,512,666
3,130	Tootsie Roll Industries, Inc.	75,871
2,060	Universal Corp.	92,453
7,091	Vector Group Ltd.	123,454
74,112	Walgreen Co.	2,472,376
235,671	Wal-Mart Stores, Inc.	14,460,773
		75,219,673
	Energy - 16.4%
7,762	Buckeye Partners LP	483,495
1,871	CARBO Ceramics, Inc.	181,955
137,684	Chevron Corp.	14,192,467
120,512	ConocoPhillips	8,220,123
5,971	Energen Corp.	287,623
72,583	Enterprise Products Partners LP	3,505,759
22,279	EOG Resources, Inc.	2,364,693
165,951	Exxon Mobil Corp.	13,896,737
8,938	Helmerich & Payne, Inc.	551,564
11,496	Inergy LP	216,700
19,537	Kinder Morgan Energy Partners LP	1,660,254
10,216	Magellan Midstream Partners LP	685,289
15,886	Murphy Oil Corp.	946,806
5,968	NuStar Energy LP	350,859
13,282	Plains All American Pipeline LP	1,035,996
4,736	TC Pipelines LP	218,424
		48,798,744
	Financials - 5.4%
2,112	1st Source Corp.	52,884
36,193	Aflac, Inc.	1,745,588
976	Arrow Financial Corp.	25,620
1,257	BancFirst Corp.	50,481
3,029	Bank of the Ozarks, Inc.	84,782
12,348	Brown & Brown, Inc.	281,287
24,163	Chubb Corp. (The)	1,628,828
13,385	Cincinnati Financial Corp.	437,422
7,428	Commerce Bancshares, Inc.	288,355
3,200	Community Bank System, Inc.	87,552
1,290	Community Trust Bancorp, Inc.	39,745
5,772	Corporate Office Properties Trust REIT	139,856
4,990	Cullen/Frost Bankers, Inc.	277,793
4,808	Delphi Financial Group, Inc., Class A	214,004
9,023	Eaton Vance Corp.	231,801
4,381	Erie Indemnity Co., Class A	335,891
2,974	Essex Property Trust, Inc. REIT	428,256
5,442	Federal Realty Investment Trust REIT	514,051
1,123	First Financial Corp.	39,327
17,983	Franklin Resources, Inc.	1,907,996
5	Harleysville Group, Inc.	283
9,163	HCC Insurance Holdings, Inc.	254,365
36,325	HCP, Inc. REIT	1,526,740
4,968	Mercury General Corp.	217,102
8,886	National Retail Properties, Inc. REIT	240,011
22,395	Old Republic International Corp.	221,263
31,917	People’s United Financial, Inc.	393,537
3,926	Prosperity Bancshares, Inc.	162,968
11,416	Realty Income Corp. REIT	415,542
1,544	Republic Bancorp, Inc., Class A	39,233
1,827	RLI Corp.	130,302
14,581	SEI Investments Co.	267,853
14,504	Senior Housing Properties Trust REIT	328,951
1,481	Southside Bancshares, Inc.	31,693
3,669	StanCorp Financial Group, Inc.	141,843
20,909	T. Rowe Price Group, Inc.	1,209,377
7,657	Tanger Factory Outlet Centers, Inc. REIT	225,881
928	Tompkins Financial Corp.	37,528
5,018	Transatlantic Holdings, Inc.	278,248
3,263	UMB Financial Corp.	125,887
4,255	United Bankshares, Inc.	118,757
1,087	Universal Health Realty Income Trust REIT	43,469
1,751	Urstadt Biddle Properties, Inc., Class A REIT	34,250
3,386	W.P. Carey & Co. LLC	143,736
12,048	W.R. Berkley Corp.	412,885
5,384	Washington REIT	160,443
2,420	Westamerica Bancorp	112,409
		16,086,075
	Health Care - 10.6%
137,620	Abbott Laboratories	7,452,123
17,930	Becton, Dickinson and Co.	1,405,891

7,023	C.R. Bard, Inc.	$649,768
29,487	Cardinal Health, Inc.	1,268,826
231,848	Johnson & Johnson	15,281,102
90,269	Medtronic, Inc.	3,481,675
5,142	Owens & Minor, Inc.	156,368
31,603	Stryker Corp.	1,751,754
2,816	West Pharmaceutical Services, Inc.	113,992
		31,561,499
	Industrials - 12.4%
58,627	3M Co.	5,083,547
3,327	A.O. Smith Corp.	141,331
4,471	ABM Industries, Inc.	97,021
4,033	Brady Corp., Class A	130,548
14,867	C.H. Robinson Worldwide, Inc.	1,023,444
5,035	Carlisle Cos., Inc.	240,320
48,480	Caterpillar, Inc.	5,290,138
10,591	Cintas Corp.	392,396
4,268	CLARCOR, Inc.	219,418
6,242	Donaldson Co., Inc.	451,297
15,653	Dover Corp.	992,557
59,496	Emerson Electric Co.	3,056,904
17,415	Expeditors International of Washington, Inc.	777,580
24,169	Fastenal Co.	1,128,209
1,803	Franklin Electric Co., Inc.	90,258
29,156	General Dynamics Corp.	2,016,429
1,621	Gorman-Rupp Co. (The)	50,867
4,946	Graco, Inc.	227,417
38,232	Illinois Tool Works, Inc.	2,027,443
1,998	McGrath Rentcorp	63,616
3,072	Mine Safety Appliances Co.	104,878
559	NACCO Industries, Inc., Class A	57,130
5,194	Nordson Corp.	235,496
28,534	Norfolk Southern Corp.	2,060,155
12,467	Parker Hannifin Corp.	1,005,838
7,831	Pentair, Inc.	288,337
16,806	Pitney Bowes, Inc.	318,810
1,521	Raven Industries, Inc.	98,698
7,762	Roper Industries, Inc.	724,893
14,368	Stanley Black & Decker, Inc.	1,008,346
1,688	Tennant Co.	64,954
74,885	United Technologies Corp.	5,867,240
4	Universal Forest Products, Inc.	127
2,060	Valmont Industries, Inc.	216,115
5,643	W.W. Grainger, Inc.	1,076,346
2,388	Watsco, Inc.	164,700
		36,792,803
	Information Technology - 6.5%
40,920	Automatic Data Processing, Inc.	2,241,598
1,209	Badger Meter, Inc.	38,857
896	Cass Information Systems, Inc.	35,392
5,201	Diebold, Inc.	164,820
3,745	FactSet Research Systems, Inc.	330,758
9,520	Harris Corp.	390,320
78,520	International Business Machines Corp.	15,122,952
7,488	Jack Henry & Associates, Inc.	256,090
18,054	Linear Technology Corp.	601,559
		19,182,346
	Materials - 5.2%
18,010	Air Products & Chemicals, Inc.	1,585,420
6,420	Albemarle Corp.	412,870
5,893	AptarGroup, Inc.	308,911
9,084	Bemis Co., Inc.	284,148
25,044	Ecolab, Inc.	1,513,659
3,684	H.B. Fuller Co.	105,436
41,183	Monsanto Co.	3,379,065
25,514	Nucor Corp.	1,135,118
12,819	PPG Industries, Inc.	1,148,326
25,832	Praxair, Inc.	2,743,359
4,791	Royal Gold, Inc.	364,787
11,588	RPM International, Inc.	290,048
8,544	Sherwin-Williams Co. (The)	833,296
9,656	Sigma-Aldrich Corp.	656,994
9,200	Sonoco Products Co.	287,960
855	Stepan Co.	73,479
7,622	Valspar Corp. (The)	329,575
		15,452,451
	Telecommunication Services - 4.9%
488,324	AT&T, Inc.	14,361,609
1,485	Atlantic Tele-Network, Inc.	53,593
3,883	Telephone & Data Systems, Inc.	102,123
		14,517,325
	Utilities - 4.6%
1,617	American States Water Co.	58,487
12,401	Aqua America, Inc.	273,566
8,226	Atmos Energy Corp.	266,605
3,437	Black Hills Corp.	116,033
3,704	California Water Service Group	68,339
728	Connecticut Water Service, Inc.	22,117
27,372	Consolidated Edison, Inc.	1,613,853
16,628	MDU Resources Group, Inc.	355,507
2,148	MGE Energy, Inc.	96,359
1,364	Middlesex Water Co.	25,766
8,041	National Fuel Gas Co.	404,301
3,735	New Jersey Resources Corp.	178,234
38,223	NextEra Energy, Inc.	2,287,647
16,255	Northeast Utilities	564,861
2,397	Northwest Natural Gas Co.	113,977
7	NSTAR	315
6,603	Piedmont Natural Gas Co., Inc.	217,371
54,135	PPL Corp.	1,504,412
15,973	Questar Corp.	307,959
11,569	SCANA Corp.	518,638
1,669	SJW Corp.	39,539
2,753	South Jersey Industries, Inc.	151,085
78,152	Southern Co. (The)	3,560,605
3,195	Suburban Propane Partners LP	137,768
10,617	UGI Corp.	285,703
3,271	Unisource Energy Corp.	121,877
7,618	Vectren Corp.	217,799
4,652	WGL Holdings, Inc.	198,408
		13,707,131
	Total Investments (Cost $266,744,008)(a)-100.0%	297,296,941
	Liabilities in excess of other assets-(0.0)%	(82,036)
	Net Assets-100.0%	$297,214,905

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $268,916,384. The net unrealized appreciation was $28,380,557, which consisted of aggregate gross unrealized appreciation of $31,717,048 and aggregate gross unrealized depreciation of $3,336,491.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.9%
	Banks - 65.8%
1,160,460	Bank of America Corp., 6.20%, Series D	$25,704,189
1,547,490	Bank of America Corp., 7.25%, Series J	35,561,320
4,537,129	Bank of America Corp., 8.20%, Series H	112,248,572
2,808,526	Bank of America Corp., 8.63%, Series 8	70,606,344
287,365	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	6,505,944
470,672	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,578,531
2,045,407	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	51,441,986
322,552	Deutsche Bank Capital Funding Trust IX, 6.63%	7,257,420
1,052,270	Deutsche Bank Contingent Capital Trust III, 7.60%	26,043,683
611,345	Deutsche Bank Contingent Capital Trust V, 8.05%	15,442,575
1,690,790	Goldman Sachs Group, Inc. (The), 6.20%, Series B(a)	41,187,644
5,586,422	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	150,945,122
3,157,729	HSBC Holdings PLC, 8.13% (United Kingdom)	82,890,386
1,030,976	HSBC USA, Inc., 6.50%, Series H(a)	25,331,080
2,355,576	JPMorgan Chase & Co., 8.63%, Series J	64,071,667
1,161,663	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	19,434,622
324,436	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	4,898,984
444,576	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(b)	6,922,048
278,346	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)(b)	4,431,268
1,727,364	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)(b)	29,710,661
1,769,348	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)(a)	48,267,813
1,225,000	U.S. Bancorp, 6.50%, Series F(b)	31,237,500
998,029	U.S. Bancorp, 7.88%, Series D	27,106,468
2,242,012	Wells Fargo & Co., 8.00%, Series J	65,421,910
1,384,313	Zions Bancorp, 9.50%, Series C	36,296,687
		1,000,544,424
	Diversified Financial Services - 6.4%
2,514,655	Credit Suisse Guernsey, 7.90% (Switzerland)	66,034,840
1,315,222	HSBC Finance Corp., 6.36%, Series B(a)	30,776,195
		96,811,035
	Insurance - 27.0%
831,026	Aegon NV, 6.38% (Netherlands)	17,958,472
292,408	Aegon NV, 6.50% (Netherlands)	6,321,861
418,691	Aegon NV, 6.88% (Netherlands)	9,596,398
1,355,182	Aegon NV, 7.25% (Netherlands)	32,090,710
376,472	Axis Capital Holdings Ltd., 7.25%, Series A	9,675,330
565,947	ING Groep NV, 6.13% (Netherlands)	10,622,825
1,381,741	ING Groep NV, 6.38% (Netherlands)	26,709,053
2,525,843	ING Groep NV, 7.38% (Netherlands)	55,265,445
3,273,346	ING Groep NV, 8.50% (Netherlands)	80,884,380
2,461,519	MetLife, Inc., 6.50%, Series B	62,867,195
476,752	PartnerRe Ltd., 6.75%, Series C	12,142,873
766,926	PartnerRe Ltd., 7.25%, Series E (Bermuda) (a)	20,607,302
451,607	Principal Financial Group, Inc., 6.52%, Series B	11,665,009
566,460	Prudential PLC, 6.50% (United Kingdom)	14,507,041
521,409	Prudential PLC, 6.75% (United Kingdom)(a)	13,384,569
435,251	RenaissanceRe Holdings Ltd., 6.08%, Series C	10,911,742
575,644	RenaissanceRe Holdings Ltd., 6.60%, Series D	14,650,140
		409,860,345
	Savings & Loans - 0.7%
430,233	First Niagara Financial Group, Inc., 8.63%, Series B(b)	11,586,175

	Total Investments (Cost $1,346,958,059)(c)-99.9%	1,518,801,979
	Other assets less liabilities-0.1%	1,256,573
	Net Assets-100.0%	$1,520,058,552

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	26.1%
Netherlands	15.8%

(a) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2012:

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2011	Cost	Sales	(Depreciation)	Gain	January 31, 2012	Income
Goldman Sachs Group, Inc. (The), 6.20%, Series B	$47,432,898	$3,026,025	$(8,130,277)	$(2,922,459)	$1,781,457	$41,187,644	$2,092,053
HSBC Finance Corp., 6.36%, Series B	36,200,466	1,317,698	(5,771,319)	(2,756,050)	1,785,400	30,776,195	1,711,401
HSBC USA, Inc., 6.50%, Series H	30,954,400	617,616	(5,562,920)	(1,738,355)	1,060,339	25,331,080	1,391,741
PartnerRe Ltd., 7.25%, Series E (Bermuda)	—	22,657,267	(3,466,001)	1,376,510	39,526	20,607,302	3,788,527
Prudential PLC, 6.75% (United Kingdom)	15,384,116	314,252	(2,538,083)	(941,354)	1,165,638	13,384,569	719,195
Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	58,084,055	3,464,044	(9,991,980)	(5,084,750)	1,796,444	48,267,813	3,788,527
Total Investments in Affiliates	$188,055,935	$31,396,902	$(35,460,580)	$(12,066,458)	$7,628,804	$179,554,603	$13,491,444

(b) Non-income producing security.

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,382,431,455. The net unrealized appreciation was $136,370,524, which consisted of aggregate gross unrealized appreciation of $174,469,007 and aggregate gross unrealized depreciation of $38,098,483.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Agriculture - 8.7%
326,246	Altria Group, Inc.	$9,265,386
156,060	Universal Corp.	7,003,973
858,719	Vector Group Ltd.	14,950,298
		31,219,657
	Banks - 14.2%
285,921	Arrow Financial Corp.	7,505,426
221,688	Community Bank System, Inc.	6,065,384
227,246	Community Trust Bancorp, Inc.	7,001,449
101,569	Cullen/Frost Bankers, Inc.	5,654,346
261,802	Southside Bancshares, Inc.	5,602,563
154,010	Tompkins Financial Corp.	6,228,165
249,379	United Bankshares, Inc.	6,960,168
123,785	Westamerica Bancorp	5,749,813
		50,767,314
	Chemicals - 1.7%
239,210	RPM International, Inc.	5,987,426

	Computers - 1.7%
195,071	Diebold, Inc.	6,181,800

	Cosmetics/Personal Care - 2.4%
479,746	Avon Products, Inc.	8,525,086

	Distribution/Wholesale - 1.8%
23	Genuine Parts Co.	1,467
91,896	Watsco, Inc.	6,338,067
		6,339,534
	Electric - 15.4%
213,844	Black Hills Corp.	7,219,373
110,528	Consolidated Edison, Inc.	6,516,731
123,101	MGE Energy, Inc.	5,522,311
101,851	NextEra Energy, Inc.	6,095,782
73	Northeast Utilities	2,537
287,177	PPL Corp.	7,980,649
161,601	SCANA Corp.	7,244,573
151,658	Southern Co. (The)	6,909,538
207,038	Unisource Energy Corp.	7,714,236
		55,205,730
	Electrical Components & Equipment - 1.6%
113,034	Emerson Electric Co.	5,807,687

	Food - 1.7%
202,854	Sysco Corp.	6,107,934

	Gas - 12.2%
214,153	Atmos Energy Corp.	6,940,699
131,844	Northwest Natural Gas Co.	6,269,182
173,924	Piedmont Natural Gas Co., Inc.	5,725,578
280,828	Questar Corp.	5,414,364
209,923	UGI Corp.	5,649,028
270,614	Vectren Corp.	7,736,854
135,989	WGL Holdings, Inc.	5,799,931
		43,535,636
	Household Products/Wares - 3.4%
87,630	Clorox Co. (The)	6,016,676
87,783	Kimberly-Clark Corp.	6,281,751
		12,298,427
	Insurance - 8.6%
271,796	Cincinnati Financial Corp.	8,882,293
201,445	Mercury General Corp.	8,803,147
1,334,228	Old Republic International Corp.	13,182,173
		30,867,613
	Iron/Steel - 1.8%
142,470	Nucor Corp.	6,338,490

	Media - 2.1%
240,662	Meredith Corp.	7,578,447

	Miscellaneous Manufacturing - 2.1%
348,007	Leggett & Platt, Inc.	7,468,230

	Office/Business Equipment - 3.7%
687,374	Pitney Bowes, Inc.	13,039,485

	Oil & Gas - 1.6%
85,513	ConocoPhillips	5,832,842

	Packaging & Containers - 1.6%
186,427	Sonoco Products Co.	5,835,165

	Pharmaceuticals - 3.2%
101,755	Abbott Laboratories	5,510,033
89,136	Johnson & Johnson	5,874,954
		11,384,987
	Pipelines - 0.0%
54	Enterprise Products Partners LP	2,608

	Savings & Loans - 2.2%
640,407	People’s United Financial, Inc.	7,896,218

	Telecommunications - 2.7%
322,580	AT&T, Inc.	9,487,078
25	CenturyLink, Inc.	926
		9,488,004
	Textiles - 0.0%
7	Cintas Corp.	259

	Water - 5.2%
310,043	California Water Service Group	5,720,294
205,019	Connecticut Water Service, Inc.	6,228,477
351,688	Middlesex Water Co.	6,643,386
		18,592,157
	Total Investments (Cost $344,795,908)(a)-99.6%	356,300,736
	Other assets less liabilities-0.4%	1,528,751
	Net Assets-100.0%	$357,829,487

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $345,483,226. The net unrealized appreciation was $10,817,510, which consisted of aggregate gross unrealized appreciation of $14,379,235 and aggregate gross unrealized depreciation of $3,561,725.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 1.4%
111,632	BHP Billiton Ltd. ADR(a)	$8,868,046

	Bahamas - 3.6%
631,923	Teekay LNG Partners LP(a)	23,286,363

	Belgium - 1.6%
186,840	Delhaize Group ADR	10,222,016

	Bermuda - 3.1%
280,840	Alterra Capital Holdings Ltd.	6,787,903
287,573	Axis Capital Holdings Ltd.	8,851,497
59,695	RenaissanceRe Holdings Ltd.	4,364,301
		20,003,701
	Brazil - 3.4%
345,513	Companhia de Bebidas das Americas ADR	10,113,166
466,103	Vale SA ADR	11,792,406
		21,905,572
	Canada - 18.6%
294,707	Cameco Corp.(a)	6,857,832
65,788	Canadian National Railway Co.	4,961,731
75,762	Canadian Natural Resources Ltd.	3,000,933
78,487	Canadian Pacific Railway Ltd.	5,597,693
258,979	Enbridge, Inc.	9,727,251
65,223	Imperial Oil Ltd.	3,107,224
271,586	Ritchie Bros. Auctioneers, Inc.(a)	6,395,850
292,930	Rogers Communications, Inc., Class B	11,263,159
733,628	Shaw Communications, Inc., Class B(a)	14,547,843
140,820	Suncor Energy, Inc.	4,858,290
523,782	Talisman Energy, Inc.	6,243,481
255,709	Telus Corp.(a)	13,711,117
493,516	Thomson Reuters Corp.	13,566,755
90,616	Tim Hortons, Inc.	4,413,905
288,885	TransCanada Corp.	11,858,729
		120,111,793
	Chile - 6.3%
106,248	Banco Santander Chile ADR	8,659,212
917,836	Corpbanca ADR	20,385,138
244,435	Empresa Nacional de Electricidad SA ADR	11,461,557
		40,505,907
	Denmark - 0.6%
30,759	Novo Nordisk A/S ADR	3,665,858

	France - 1.8%
309,670	Sanofi ADR	11,498,047

	Hong Kong - 3.4%
235,137	China Mobile Ltd. ADR	12,010,798
50,547	CNOOC Ltd. ADR(a)	10,281,260
		22,292,058
	India - 4.7%
280,225	Axis Bank Ltd. GDR	6,066,871
422,706	HDFC Bank Ltd. ADR	13,116,567
79,878	Infosys Ltd. ADR(a)	4,392,491
83,091	State Bank of India GDR	6,938,099
		30,514,028
	Ireland - 2.0%
115,138	Accenture PLC, Class A	6,602,013
112,208	Cooper Industries PLC	6,633,737
		13,235,750
	Israel - 0.9%
130,574	Teva Pharmaceutical Industries Ltd. ADR	5,892,805

	Japan - 3.4%
250,031	Canon, Inc. ADR	10,713,828
641,277	NTT DoCoMo, Inc. ADR	11,401,905
		22,115,733
	Mexico - 1.0%
67,942	Coca-Cola Femsa SAB de CV ADR	6,658,316

	Netherlands - 1.7%
336,704	Unilever NV	11,229,078

	Norway - 2.1%
544,855	Statoil ASA ADR	13,763,037

	Philippines - 4.1%
412,736	Philippine Long Distance Telephone Co. ADR	26,216,991

	Russia - 1.5%
170,353	LUKOIL OAO ADR	9,974,168

	Spain - 5.9%
2,188,857	Telefonica SA ADR	38,129,889

	Switzerland - 5.0%
87,298	Allied World Assurance Co. Holdings AG	5,371,446
177,885	Noble Corp.(b)	6,197,513
228,516	Novartis AG ADR	12,422,130
132,743	Syngenta AG ADR(b)	8,057,500
		32,048,589
	United Kingdom - 20.2%
52,305	ARM Holdings PLC ADR	1,510,568
376,611	AstraZeneca PLC ADR(a)	18,133,820
159,017	BHP Billiton PLC ADR	10,706,615
136,087	British American Tobacco PLC ADR	12,548,582
105,666	Diageo PLC ADR	9,360,951
331,373	GlaxoSmithKline PLC ADR	14,759,353
545,411	Pearson PLC ADR(a)	10,122,828
554,869	Prudential PLC ADR(a)	12,312,543
106,080	Smith & Nephew PLC ADR(a)	5,157,610
354,266	Unilever PLC ADR(a)	11,474,676
557,331	Vodafone Group PLC ADR	15,098,097
154,470	WPP PLC ADR	9,055,032
		130,240,675
	United States - 3.7%
83,117	ACE Ltd.	5,784,943
88,837	Bunge Ltd.	5,087,695

177,593	PartnerRe Ltd.	$11,618,134
11,921	Shire PLC ADR	1,186,378
		23,677,150
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $634,621,767)	646,055,570

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.4%
47,875,305	Invesco Liquid Assets Portfolio - Institutional Class (Cost $47,875,305)(c)(d)	47,875,305

	Total Investments(e) (Cost $682,497,072)(f)-107.4%	693,930,875
	Liabilities in excess of other assets-(7.4)%	(48,020,727)
	Net Assets-100.0%	$645,910,148

Investment Abbreviations:

ADR         - American Depositary Receipt

GDR         - Global Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and therefore considered to be affiliated.

(e) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. As of January 31, 2012 the Consolidated Water Co. Ltd. is no longer held by the Fund. The following is a summary of the transactions with affiliates for the nine months ended January 31, 2012:

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	April 30, 2011	Cost	Sales	Appreciation	Gain (Loss)	January 31, 2012	Income
Consolidated Water Co. Ltd.	$8,168,758	$4,140,492	$(9,798,680)	$1,164,723	$(3,675,293)	$—	$210,694

(f) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $685,084,155. The net unrealized appreciation was $8,846,720, which consisted of aggregate gross unrealized appreciation of $30,916,758 and aggregate gross unrealized depreciation of $22,070,038.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio (PJB)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 21.3%
12,793	1st Source Corp.	$320,337
9,903	BOK Financial Corp.	551,597
15,820	Chemical Financial Corp.	358,007
9,374	First Financial Corp.	328,277
12,590	Lakeland Financial Corp.	319,031
27,081	Old National Bancorp	318,743
32,725	PrivateBancorp, Inc.	462,731
		2,658,723
	Commercial Banks-Eastern U.S. - 11.0%
37,634	National Penn Bancshares, Inc.	327,040
17,202	S&T Bancorp, Inc.	373,455
58,675	TrustCo Bank Corp. NY	327,993
16,283	Webster Financial Corp.	345,200
		1,373,688
	Commercial Banks-Southern U.S. - 24.0%
10,591	Bank of the Ozarks, Inc.	296,442
24,122	BB&T Corp.	655,877
9,444	City Holding Co.	335,640
10,440	Community Trust Bancorp, Inc.	321,656
138,184	Regions Financial Corp.	721,320
10,902	SCBT Financial Corp.	337,199
11,990	Simmons First National Corp., Class A	330,325
		2,998,459
	Commercial Banks-Western U.S. - 19.3%
17,189	Columbia Banking System, Inc.	360,969
30,630	CVB Financial Corp.	322,534
28,613	East West Bancorp, Inc.	628,342
25,992	First Interstate BancSystem, Inc.	357,650
16,897	PacWest Bancorp	359,399
6,636	SVB Financial Group(a)	385,153
		2,414,047
	Fiduciary Banks - 2.7%
41,387	Boston Private Financial Holdings, Inc.	341,029

	S&L/Thrifts-Eastern U.S. - 2.4%
22,928	Oritani Financial Corp.	297,376

	Super-Regional Banks-U.S. - 19.3%
46,592	Fifth Third Bancorp	606,162
76,457	KeyCorp	594,071
10,408	PNC Financial Services Group, Inc.	613,239
21,253	U.S. Bancorp	599,760
		2,413,232
	Total Common Stocks (Cost $10,684,897)	12,496,554

	Money Market Fund - 1.0%
123,321	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $123,321)	123,321

	Total Investments (Cost $10,808,218)(b)-101.0%	12,619,875
	Liabilities in excess of other assets-(1.0)%	(124,451)
	Net Assets-100.0%	$12,495,424

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $10,830,164. The net unrealized appreciation was $1,789,711, which consisted of aggregate gross unrealized appreciation of $1,843,587 and aggregate gross unrealized depreciation of $53,876.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 62.9%
152,358	Acorda Therapeutics, Inc.(a)	$3,889,700
91,533	Alexion Pharmaceuticals, Inc.(a)	7,026,073
106,976	Amgen, Inc.	7,264,740
321,133	Amylin Pharmaceuticals, Inc.(a)	4,569,723
53,542	Biogen Idec, Inc.(a)	6,313,673
91,765	Cubist Pharmaceuticals, Inc.(a)	3,745,847
206,666	Emergent Biosolutions, Inc.(a)	3,507,122
505,365	Enzon Pharmaceuticals, Inc.(a)	3,603,252
148,835	Gilead Sciences, Inc.(a)	7,269,101
393,685	Halozyme Therapeutics, Inc.(a)	4,157,314
270,701	Incyte Corp.(a)	4,791,408
182,012	InterMune, Inc.(a)	2,730,180
162,080	Life Technologies Corp.(a)	7,849,534
218,864	Momenta Pharmaceuticals, Inc.(a)	3,433,976
163,363	Myriad Genetics, Inc.(a)	3,865,168
528,831	PDL BioPharma, Inc.	3,379,230
81,059	United Therapeutics Corp.(a)	3,986,482
219,288	Vertex Pharmaceuticals, Inc.(a)	8,102,692
		89,485,215
	Chemicals - 4.8%
99,257	Sigma-Aldrich Corp.	6,753,446

	Electronics - 4.9%
80,582	Waters Corp.(a)	6,975,984

	Healthcare-Products - 10.1%
743,322	Affymetrix, Inc.(a)	3,575,379
277,051	Bruker Corp.(a)	3,934,124
172,838	Luminex Corp.(a)	3,404,909
51,095	Techne Corp.	3,487,234
		14,401,646
	Pharmaceuticals - 17.3%
98,818	BioMarin Pharmaceutical, Inc.(a)	3,524,838
260,740	MAP Pharmaceuticals, Inc.(a)	3,689,471
752,087	Nektar Therapeutics(a)	4,700,544
531,475	Neurocrine Biosciences, Inc.(a)	4,942,717
84,630	Onyx Pharmaceuticals, Inc.(a)	3,464,752
145,212	ViroPharma, Inc.(a)	4,325,865
		24,648,187
	Total Common Stocks (Cost $124,760,728)	142,264,478

	Money Market Fund - 0.1%
115,137	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $115,137)	115,137

	Total Investments (Cost $124,875,865)(b)-100.1%	142,379,615
	Liabilities in excess of other assets-(0.1)%	(124,349)
	Net Assets-100.0%	$142,255,266

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $125,616,592. The net unrealized appreciation was $16,763,023, which consisted of aggregate gross unrealized appreciation of $23,697,638 and aggregate gross unrealized depreciation of $6,934,615.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 2.7%
26,104	Tejon Ranch Co.(a)	$743,964

	Building Materials - 19.0%
70,053	Comfort Systems USA, Inc.	837,834
53,457	Gibraltar Industries, Inc.(a)	837,671
93,841	Louisiana-Pacific Corp.(a)	799,525
15,415	Martin Marietta Materials, Inc.	1,271,892
20,984	Simpson Manufacturing Co., Inc.	679,462
26,717	Texas Industries, Inc.	835,173
		5,261,557
	Distribution/Wholesale - 5.5%
33,190	Beacon Roofing Supply, Inc.(a)	758,723
22,199	Pool Corp.	755,432
		1,514,155
	Engineering & Construction - 22.6%
33,732	Dycom Industries, Inc.(a)	720,853
25,757	EMCOR Group, Inc.	742,574
22,309	Fluor Corp.	1,254,658
27,269	Granite Construction, Inc.	726,174
44,145	KBR, Inc.	1,418,820
28,047	Layne Christensen Co.(a)	651,532
18,179	URS Corp.(a)	748,066
		6,262,677
	Forest Products & Paper - 2.6%
10,695	Deltic Timber Corp.	728,544

	Holding Companies-Diversified - 2.7%
46,630	Primoris Services Corp.	741,883

	Home Builders - 6.9%
1,762	NVR, Inc.(a)	1,221,507
32,478	Toll Brothers, Inc.(a)	708,345
		1,929,852
	Machinery-Diversified - 12.1%
27,996	Babcock & Wilcox Co. (The)(a)	695,700
15,862	Cascade Corp.	901,279
67,845	Manitowoc Co., Inc. (The)	911,837
8,285	NACCO Industries, Inc., Class A	846,727
		3,355,543
	Metal Fabricate/Hardware - 3.0%
7,843	Valmont Industries, Inc.	822,809

	Mining - 5.9%
37,543	Vulcan Materials Co.	1,646,636

	Real Estate - 2.7%
46,666	St. Joe Co. (The)(a)	745,256

	Retail - 14.3%
30,286	Home Depot, Inc. (The)	1,344,396
48,700	Lowe’s Cos., Inc.	1,306,621
16,320	Tractor Supply Co.	1,318,166
		3,969,183
	Total Common Stocks (Cost $24,411,396)	27,722,059

	Money Market Fund - 0.3%
86,667	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,667)	86,667

	Total Investments (Cost $24,498,063)(b) -100.3%	27,808,726
	Liabilities in excess of other assets-(0.3)%	(91,009)
	Net Assets-100.0%	$27,717,717

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $25,323,961. The net unrealized appreciation was $2,484,765, which consisted of aggregate gross unrealized appreciation of $3,816,410 and aggregate gross unrealized depreciation of $1,331,645.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil Companies-Exploration & Production - 49.5%
608,097	BPZ Resources, Inc.(a)	$1,982,396
96,512	BreitBurn Energy Partners LP	1,921,554
28,468	Contango Oil & Gas Co.(a)	1,772,987
112,956	Denbury Resources, Inc.(a)	2,130,350
50,623	Devon Energy Corp.	3,230,254
34,989	Energen Corp.	1,685,420
29,224	EQT Corp.	1,476,397
34,208	Occidental Petroleum Corp.	3,412,932
56,617	Pioneer Southwest Energy Partners LP	1,538,850
50,722	Plains Exploration & Production Co.(a)	1,913,234
56,184	QEP Resources, Inc.	1,609,110
35,691	Rosetta Resources, Inc.(a)	1,712,811
65,995	Stone Energy Corp.(a)	1,851,160
66,648	Swift Energy Co.(a)	2,209,381
315,310	VAALCO Energy, Inc.(a)	1,961,228
96,569	W&T Offshore, Inc.	2,086,856
39,194	Whiting Petroleum Corp.(a)	1,963,227
		34,458,147
	Oil Companies-Integrated - 27.2%
32,132	Chevron Corp.	3,312,167
44,836	ConocoPhillips	3,058,264
40,128	Exxon Mobil Corp.	3,360,319
120,255	Marathon Oil Corp.	3,774,804
91,896	Marathon Petroleum Corp.	3,512,265
32,717	Murphy Oil Corp.	1,949,933
		18,967,752
	Oil Refining & Marketing - 23.3%
212,834	Alon USA Energy, Inc.	2,055,977
95,149	CVR Energy, Inc.(a)	2,373,016
154,051	Delek US Holdings, Inc.	1,939,502
74,404	HollyFrontier Corp.	2,183,013
72,308	Tesoro Corp.(a)	1,809,869
146,588	Valero Energy Corp.	3,516,646
144,423	Western Refining, Inc.	2,387,312
		16,265,335
	Total Common Stocks and Other Equity Interests (Cost $69,804,815)	69,691,234

	Money Market Fund - 0.1%
68,777	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $68,777)	68,777

	Total Investments (Cost $69,873,592)(b)-100.1%	69,760,011
	Liabilities in excess of other assets-(0.1)%	(74,833)
	Net Assets-100.0%	$69,685,178

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $69,983,369. The net unrealized depreciation was $223,358, which consisted of aggregate gross unrealized appreciation of $3,596,490 and aggregate gross unrealized depreciation of $3,819,848.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Operations - 2.6%
86,240	Andersons, Inc. (The)	$3,497,032

	Beverages-Non-alcoholic - 13.4%
93,783	Coca-Cola Co. (The)	6,333,166
136,674	Coca-Cola Enterprises, Inc.	3,661,497
94,721	Dr Pepper Snapple Group, Inc.	3,677,069
38,947	Monster Beverage Corp.(a)	4,070,351
		17,742,083
	Beverages-Wine/Spirits - 2.9%
184,164	Constellation Brands, Inc., Class A(a)	3,849,028

	Food-Confectionery - 5.1%
109,615	Hershey Co. (The)	6,695,284

	Food-Meat Products - 4.9%
148,200	Smithfield Foods, Inc.(a)	3,309,306
172,013	Tyson Foods, Inc., Class A	3,206,322
		6,515,628
	Food-Miscellaneous/Diversified - 33.9%
160,537	B&G Foods, Inc.	3,637,768
106,251	Cal-Maine Foods, Inc.	4,033,288
103,969	Campbell Soup Co.	3,295,817
138,225	ConAgra Foods, Inc.	3,686,461
158,746	General Mills, Inc.	6,322,853
121,415	H.J. Heinz Co.	6,295,368
93,941	Hain Celestial Group, Inc. (The)(a)	3,625,183
176,839	Kraft Foods, Inc., Class A	6,772,934
52,554	Lancaster Colony Corp.	3,651,978
688,326	Smart Balance, Inc.(a)	3,648,128
		44,969,778
	Food-Retail - 10.7%
273,906	Kroger Co. (The)	6,508,007
175,838	Safeway, Inc.	3,864,919
52,080	Whole Foods Market, Inc.	3,855,482
		14,228,408
	Food-Wholesale/Distribution - 8.3%
140,156	Fresh Del Monte Produce, Inc.	3,431,019
131,387	Nash Finch Co.	3,837,814
202,345	Spartan Stores, Inc.	3,791,945
		11,060,778
	Retail-Restaurants - 13.3%
237,699	AFC Enterprises, Inc.(a)	4,005,228
108,540	Domino’s Pizza, Inc.(a)	3,543,831
65,880	McDonald’s Corp.	6,525,414
93,035	Papa John’s International, Inc.(a)	3,604,176
		17,678,649
	Vitamins & Nutrition Products - 4.8%
85,479	Mead Johnson Nutrition Co.	6,333,139

	Total Common Stocks (Cost $128,624,695)	132,569,807

	Money Market Fund - 0.1%
95,687	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,687)	95,687

	Total Investments (Cost $128,720,382)(b)-100.0%	132,665,494
	Liabilities in excess of other assets-(0.0)%	(29,925)
	Net Assets-100.0%	$132,635,569

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $128,821,948. The net unrealized appreciation was $3,843,546, which consisted of aggregate gross unrealized appreciation of $6,676,343 and aggregate gross unrealized depreciation of $2,832,797.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio (PIC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Insurance Brokers - 2.6%
2,389	Erie Indemnity Co., Class A	$183,165

	Investment Management/AdvisorServices -3.0%
13,797	National Financial Partners Corp.(a)	212,474

	Life/Health Insurance - 35.5%
7,953	Aflac, Inc.	383,573
16,470	American Equity Investment LifeHolding Co.	189,899
30,097	CNO Financial Group, Inc.(a)	202,252
5,555	FBL Financial Group, Inc., Class A	192,981
9,622	Lincoln National Corp.	207,258
1,255	National Western Life Insurance Co.,Class A	181,297
8,507	Protective Life Corp.	212,760
5,256	StanCorp Financial Group, Inc.	203,197
20,577	Symetra Financial Corp.	189,720
4,263	Torchmark Corp.	194,691
15,001	Unum Group	342,473
		2,500,101
	Multi-line Insurance - 25.6%
4,783	ACE Ltd.	332,897
12,572	Allstate Corp. (The)	362,702
4,966	American Financial Group, Inc.	182,103
2,425	American National Insurance Co.	176,661
12,790	CNA Financial Corp.	352,109
11,125	MetLife, Inc.	393,046
		1,799,518
	Property/Casualty Insurance - 27.9%
7,834	AMERISAFE, Inc.(a)	192,560
6,969	AmTrust Financial Services, Inc.	180,706
4,664	Arch Capital Group Ltd.(a)	168,137
4,866	Chubb Corp. (The)	328,017
10,822	Employers Holdings, Inc.	194,363
4,019	Navigators Group, Inc. (The)(a)	192,028
2,312	ProAssurance Corp.	188,729
2,518	RLI Corp.	179,584
5,814	Travelers Cos., Inc. (The)	338,956
		1,963,080
	Reinsurance - 5.4%
3,479	Reinsurance Group of America, Inc.	189,571
5,875	Validus Holdings Ltd.	188,411
		377,982
	Total Common Stocks (Cost $6,645,938)	7,036,320

	Money Market Fund - 1.2%
85,581	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $85,581)	85,581

	Total Investments (Cost $6,731,519)(b)-101.2%	7,121,901
	Liabilities in excess of other assets-(1.2)%	(86,323)
	Net Assets-100.0%	$7,035,578

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $6,733,379. The net unrealized appreciation was $388,522, which consisted of aggregate gross unrealized appreciation of $677,998 and aggregate gross unrealized depreciation of $289,476.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Entertainment - 14.2%
28,667	Bally Technologies, Inc.(a)	$1,210,321
46,544	Cedar Fair LP	1,205,489
23,542	Churchill Downs, Inc.	1,317,175
30,635	Penn National Gaming, Inc.(a)	1,254,197
99,299	Shuffle Master, Inc.(a)	1,271,027
		6,258,209
	Internet - 10.4%
42,367	Expedia, Inc.	1,371,420
4,146	Priceline.com, Inc.(a)	2,195,224
40,100	Travelzoo, Inc.(a)	1,034,981
		4,601,625
	Leisure Time - 5.7%
84,264	Interval Leisure Group, Inc.(a)	1,145,990
27,714	Life Time Fitness, Inc.(a)	1,361,866
		2,507,856
	Lodging - 5.7%
63,110	Ameristar Casinos, Inc.	1,234,432
31,631	Wyndham Worldwide Corp.	1,257,648
		2,492,080
	Media - 17.5%
81,016	CBS Corp., Class B	2,307,336
48,623	Discovery Communications, Inc., Class A(a)	2,084,954
27,475	Scripps Networks Interactive, Inc., Class A	1,191,316
45,850	Viacom, Inc., Class B	2,156,784
		7,740,390
	Retail - 46.5%
74,709	AFC Enterprises, Inc.(a)	1,258,847
68,018	Bravo Brio Restaurant Group, Inc.(a)	1,309,346
47,499	Brinker International, Inc.	1,227,849
17,380	Buffalo Wild Wings, Inc.(a)	1,156,813
32,169	CEC Entertainment, Inc.	1,131,384
6,344	Chipotle Mexican Grill, Inc.(a)	2,330,088
34,108	Domino’s Pizza, Inc.(a)	1,113,626
31,575	HSN, Inc.	1,126,912
20,713	McDonald’s Corp.	2,051,623
7,825	Panera Bread Co., Class A(a)	1,160,056
29,241	Papa John’s International, Inc.(a)	1,132,796
46,714	Starbucks Corp.	2,239,002
213,690	Wendy’s Co. (The)	1,002,206
36,187	Yum! Brands, Inc.	2,291,723
		20,532,271
	Total Common Stocks and Other Equity Interests (Cost $40,775,909)	44,132,431

	Money Market Fund - 0.2%
75,632	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,632)	75,632

	Total Investments (Cost $40,851,541)(b)-100.2%	44,208,063
	Liabilities in excess of other assets-(0.2)%	(83,160)
	Net Assets-100.0%	$44,124,903

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $40,938,153. The net unrealized appreciation was $3,269,910, which consisted of aggregate gross unrealized appreciation of $3,790,673 and aggregate gross unrealized depreciation of $520,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Agencies - 5.5%
328,509	Interpublic Group of Cos., Inc. (The)	$3,393,498
69,029	Omnicom Group, Inc.	3,148,413
		6,541,911
	Advertising Services - 1.8%
481,306	Marchex, Inc., Class B	2,175,503

	Broadcast Services/Program - 5.2%
70,405	Discovery Communications, Inc., Class A(a)	3,018,966
72,922	Scripps Networks Interactive, Inc., Class A	3,161,898
		6,180,864
	Cable/Satellite TV - 17.7%
241,178	Comcast Corp., Class A	6,412,923
112,329	DIRECTV, Class A(a)	5,055,928
115,882	DISH Network Corp., Class A(a)	3,235,426
87,872	Time Warner Cable, Inc.	6,477,924
		21,182,201
	Commercial Services - 2.7%
29,676	Alliance Data Systems Corp.(a)	3,288,101

	E-Commerce/Services - 2.6%
70,863	IAC/InterActiveCorp.	3,052,070

	E-Marketing/Information - 2.7%
185,920	ValueClick, Inc.(a)	3,242,445

	Internet Content-Information/News - 10.8%
391,871	Dice Holdings, Inc.(a)	3,711,018
43,801	Linkedin Corp., Class A(a)	3,160,242
159,325	LoopNet, Inc.(a)	2,552,386
414,209	XO Group, Inc.(a)	3,413,082
		12,836,728
	Motion Pictures & Services - 2.8%
328,884	Lions Gate Entertainment Corp. (Canada)(a)	3,315,151

	Multimedia - 19.5%
124,934	McGraw-Hill Cos., Inc. (The)	5,746,964
317,355	News Corp., Class A	5,975,795
156,526	Time Warner, Inc.	5,800,853
121,724	Viacom, Inc., Class B	5,725,897
		23,249,509
	Publishing-Books - 5.2%
61,963	John Wiley & Sons, Inc., Class A	2,812,500
113,829	Scholastic Corp.	3,359,094
		6,171,594
	Publishing-Newspapers - 3.1%
263,112	Gannett Co., Inc.	3,728,297

	Radio - 2.8%
1,578,692	Sirius XM Radio, Inc.(a)	3,299,466

	Retail-Discount - 2.5%
83,823	HSN, Inc.	2,991,643

	Television - 11.7%
542,780	Belo Corp., Class A	4,032,855
215,072	CBS Corp., Class B	6,125,251
309,036	Sinclair Broadcast Group, Inc., Class A	3,794,962
		13,953,068
	Web Portals/ISP - 3.4%
333,669	InfoSpace, Inc.(a)	4,107,465

	Total Common Stocks (Cost $114,188,729)	119,316,016

	Money Market Fund - 0.1%
96,784	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $96,784)	96,784

	Total Investments (Cost $114,285,513)(b)-100.1%	119,412,800
	Liabilities in excess of other assets-(0.1)%	(124,904)
	Net Assets-100.0%	$119,287,896

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $114,561,963. The net unrealized appreciation was $4,850,837, which consisted of aggregate gross unrealized appreciation of $9,173,812 and aggregate gross unrealized depreciation of $4,322,975.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Computers - 8.0%
94,981	Fortinet, Inc.(a)	$2,166,517
136,423	NetScout Systems, Inc.(a)	2,818,499
90,492	Riverbed Technology, Inc.(a)	2,166,378
		7,151,394
	Electrical Components & Equipment - 6.1%
73,295	Belden, Inc.	2,873,897
97,638	Molex, Inc.	2,581,549
		5,455,446
	Electronics - 5.8%
95,400	Amphenol Corp., Class A	5,192,622

	Internet - 17.2%
128,331	Blue Coat Systems, Inc.(a)	3,305,807
40,597	F5 Networks, Inc.(a)	4,861,085
71,173	Sourcefire, Inc.(a)	2,207,786
303,459	VASCO Data Security International, Inc.(a)	2,558,159
129,406	Websense, Inc.(a)	2,445,773
		15,378,610
	Semiconductors - 11.0%
397,732	PMC - Sierra, Inc.(a)	2,585,258
159,562	QLogic Corp.(a)	2,763,614
76,489	QUALCOMM, Inc.	4,499,083
		9,847,955
	Software - 14.1%
61,518	Citrix Systems, Inc.(a)	4,011,589
64,781	OPNET Technologies, Inc.	2,296,486
71,978	SolarWinds, Inc.(a)	2,275,225
44,385	VMware, Inc., Class A(a)	4,051,019
		12,634,319
	Telecommunications - 37.8%
72,679	ADTRAN, Inc.	2,516,874
216,366	Arris Group, Inc.(a)	2,527,155
197,235	Ciena Corp.(a)	2,869,769
226,669	Cisco Systems, Inc.	4,449,512
129,174	Finisar Corp.(a)	2,617,065
467,314	Harmonic, Inc.(a)	2,743,133
196,664	Juniper Networks, Inc.(a)	4,116,178
58,988	LogMeIn, Inc.(a)	2,349,492
90,772	Motorola Solutions, Inc.	4,212,729
64,645	NETGEAR, Inc.(a)	2,574,164
147,389	Oplink Communications, Inc.(a)	2,760,596
		33,736,667
	Total Common Stocks (Cost $86,095,900)	89,397,013

	Money Market Fund - 0.1%
94,592	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,592)	94,592

	Total Investments (Cost $86,190,492)(b)-100.1%	89,491,605
	Liabilities in excess of other assets-(0.1)%	(88,062)
	Net Assets-100.0%	$89,403,543

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $86,700,529. The net unrealized appreciation was $2,791,076, which consisted of aggregate gross unrealized appreciation of $8,356,852 and aggregate gross unrealized depreciation of $5,565,776.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Marine Services - 2.7%
148,005	Teekay Offshore Partners LP (Marshall Islands)	$4,295,105

	Oil & Gas Drilling - 21.8%
106,374	Atwood Oceanics, Inc.(a)	4,891,077
124,101	Diamond Offshore Drilling, Inc.	7,731,492
1,190,761	Hercules Offshore, Inc.(a)	5,346,517
245,901	Nabors Industries Ltd. (Bermuda)(a)	4,578,677
659,313	Parker Drilling Co.(a)	4,285,534
205,625	Patterson-UTI Energy, Inc.	3,880,144
88,086	Unit Corp.(a)	3,985,891
		34,699,332
	Oil Field Machinery & Equipment - 18.2%
155,632	Cameron International Corp.(a)	8,279,622
128,835	Complete Production Services, Inc.(a)	4,341,739
155,361	FMC Technologies, Inc.(a)	7,940,501
111,657	National Oilwell Varco, Inc.	8,260,385
		28,822,247
	Oil-Field Services - 51.4%
147,414	Baker Hughes, Inc.	7,242,450
204,130	C&J Energy Services, Inc.(a)	3,398,765
30,009	CARBO Ceramics, Inc.	2,918,375
36,731	Core Laboratories NV (Netherlands)	3,901,934
226,544	Halliburton Co.	8,332,288
262,141	Helix Energy Solutions Group, Inc.(a)	4,312,219
132,978	Hornbeck Offshore Services, Inc.(a)	4,347,051
500,574	Newpark Resources, Inc.(a)	4,074,672
92,591	Oceaneering International, Inc.	4,498,997
61,998	Oil States International, Inc.(a)	4,940,621
435,641	Pioneer Drilling Co.(a)	3,885,918
225,058	RPC, Inc.	3,432,135
108,544	Schlumberger Ltd.	8,159,252
49,577	SEACOR Holdings, Inc.(a)	4,537,783
155,071	Superior Energy Services, Inc.(a)	4,421,074
547,423	Weatherford International Ltd. (Switzerland)(a)	9,163,861
		81,567,395
	Seismic Data Collection - 2.9%
52,117	OYO Geospace Corp.(a)	4,586,817

	Transportation-Marine - 3.0%
103,598	Gulfmark Offshore, Inc., Class A(a)	4,736,501

	Total Common Stocks and Other Equity Interests (Cost $171,205,212)	158,707,397

	Money Market Fund - 0.1%
157,638	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $157,638)	157,638

	Total Investments (Cost $171,362,850)(b)-100.1%	158,865,035
	Liabilities in excess of other assets-(0.1)%	(119,332)
	Net Assets-100.0%	$158,745,703

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $171,766,320. The net unrealized depreciation was $12,901,285, which consisted of aggregate gross unrealized appreciation of $5,241,796 and aggregate gross unrealized depreciation of $18,143,081.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 3.6%
664,948	Prestige Brands Holdings, Inc.(a)	$8,537,932

	Medical Products - 2.8%
117,048	Baxter International, Inc.	6,493,823

	Medical-Biomedical/Genetics - 21.6%
187,362	Amgen, Inc.	12,723,753
51,161	Biogen Idec, Inc.(a)	6,032,905
92,753	Celgene Corp.(a)	6,743,143
260,690	Gilead Sciences, Inc.(a)	12,732,100
323,425	Medicines Co. (The)(a)	6,507,311
437,731	Spectrum Pharmaceuticals, Inc.(a)	6,158,875
		50,898,087
	Medical-Drugs - 57.1%
196,742	Abbott Laboratories	10,653,579
600,589	Akorn, Inc.(a)	6,882,750
70,974	Allergan, Inc.	6,239,324
352,845	Auxilium Pharmaceuticals, Inc.(a)	7,011,030
339,537	Bristol-Myers Squibb Co.	10,946,673
287,807	Eli Lilly & Co.	11,437,450
171,853	Endo Pharmaceuticals Holdings, Inc.(a)	6,387,776
195,103	Forest Laboratories, Inc.(a)	6,200,373
147,217	Hi-Tech Pharmacal Co., Inc.(a)	5,738,519
156,191	Jazz Pharmaceuticals PLC (Ireland)(a)	7,262,882
167,124	Johnson & Johnson	11,015,143
186,628	Medicis Pharmaceutical Corp., Class A	6,175,521
308,799	Merck & Co., Inc.	11,814,650
555,035	Pfizer, Inc.	11,877,749
158,985	Salix Pharmaceuticals Ltd.(a)	7,663,077
598,024	Vivus, Inc.(a)	7,134,426
		134,440,922
	Medical-Generic Drugs - 10.1%
319,000	Impax Laboratories, Inc.(a)	6,019,530
320,823	Mylan, Inc.(a)	6,657,077
62,382	Perrigo Co.	5,963,719
88,064	Watson Pharmaceuticals, Inc.(a)	5,163,193
		23,803,519
	Therapeutics - 4.8%
134,982	Questcor Pharmaceuticals, Inc.(a)	4,782,412
386,818	Warner Chilcott PLC, Class A (Ireland)(a)	6,525,620
		11,308,032
	Total Common Stocks (Cost $223,874,270)	235,482,315

	Money Market Fund - 0.0%
89,897	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,897)	89,897

	Total Investments (Cost $223,964,167)(b)-100.0%	235,572,212
	Liabilities in excess of other assets-(0.0)%	(48,672)
	Net Assets-100.0%	$235,523,540

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $224,302,694. The net unrealized appreciation was $11,269,518, which consisted of aggregate gross unrealized appreciation of $16,303,261 and aggregate gross unrealized depreciation of $5,033,743.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distribution/Wholesale - 2.8%
26,896	Genuine Parts Co.	$1,715,427

	E-Commerce/Products - 2.9%
57,414	Stamps.com, Inc.(a)	1,780,408

	E-Marketing/Information - 2.6%
46,777	Liquidity Services, Inc.(a)	1,614,274

	Food-Retail - 16.6%
120,581	Kroger Co. (The)	2,865,005
77,392	Safeway, Inc.	1,701,076
42,026	Whole Foods Market, Inc.	3,111,185
279,196	Winn-Dixie Stores, Inc.(a)	2,638,402
		10,315,668
	Food-Wholesale/Distribution - 2.7%
89,094	Spartan Stores, Inc.	1,669,622

	Home Furnishings - 3.3%
81,823	Select Comfort Corp.(a)	2,052,121

	Rental Auto/Equipment - 5.3%
60,543	Aaron’s, Inc.	1,611,049
23,062	Dollar Thrifty Automotive Group, Inc.(a)	1,698,517
		3,309,566
	Retail-Apparel/Shoe - 23.4%
97,953	Aeropostale, Inc.(a)	1,603,491
33,915	DSW, Inc., Class A	1,694,733
72,364	Express, Inc.(a)	1,565,957
69,011	Foot Locker, Inc.	1,810,849
26,835	Genesco, Inc.(a)	1,638,813
73,019	Limited Brands, Inc.	3,056,575
62,536	Ross Stores, Inc.	3,178,079
		14,548,497
	Retail-Bedding - 4.5%
46,133	Bed Bath & Beyond, Inc.(a)	2,800,273

	Retail-Discount - 7.0%
33,059	Costco Wholesale Corp.	2,719,764
19,016	Dollar Tree, Inc.(a)	1,612,747
		4,332,511
	Retail-Gardening Products - 2.8%
21,541	Tractor Supply Co.	1,739,867

	Retail-Home Furnishings - 3.0%
120,749	Pier 1 Imports, Inc.(a)	1,877,647

	Retail-Major Department Store - 5.0%
45,475	TJX Cos., Inc. (The)	3,098,666

	Retail-Miscellaneous/Diversified - 5.0%
23,216	PriceSmart, Inc.	1,547,346
75,824	Sally Beauty Holdings, Inc.(a)	1,563,491
		3,110,837
	Retail-Regional Deptment Store - 7.1%
30,074	Dillard’s, Inc., Class A	1,330,774
90,726	Macy’s, Inc.	3,056,559
		4,387,333
	Retail-Sporting Goods - 2.7%
34,997	Hibbett Sports, Inc.(a)	1,677,406

	Transportation-Equipment &Leasing - 3.3%
21,452	AMERCO	2,074,837

	Total Common Stocks (Cost $57,979,969)	62,104,960

	Money Market Fund - 0.2%
91,757	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,757)	91,757

	Total Investments (Cost $58,071,726)(b)-100.2%	62,196,717
	Liabilities in excess of other assets-(0.2)%	(97,538)
	Net Assets-100.0%	$62,099,179

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $58,072,824. The net unrealized appreciation was $4,123,893, which consisted of aggregate gross unrealized appreciation of $4,191,682 and aggregate gross unrealized depreciation of $67,789.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components-Semiconductors -42.9%
25,712	Altera Corp.	$1,023,080
18,019	CEVA, Inc.(a)	486,693
41,335	Fairchild Semiconductor International, Inc.(a)	577,863
38,659	Intel Corp.	1,021,371
46,390	IXYS Corp.(a)	636,471
77,306	Lattice Semiconductor Corp.(a)	525,681
93,858	LSI Corp.(a)	710,505
27,168	Microchip Technology, Inc.	1,002,771
62,458	NVIDIA Corp.(a)	922,505
45,983	OmniVision Technologies, Inc.(a)	612,034
22,809	Semtech Corp.(a)	650,056
29,183	Xilinx, Inc.	1,046,211
		9,215,241
	Instruments-Scientific - 2.7%
13,159	FEI Co.(a)	579,786

	Lasers-Systems/Components - 2.9%
41,477	Electro Scientific Industries, Inc.	629,621

	Semiconductor Components-Integrated Circuits - 14.6%
33,405	Cirrus Logic, Inc.(a)	682,464
28,109	Cypress Semiconductor Corp.(a)	483,334
36,685	Maxim Integrated Products, Inc.	984,626
16,922	QUALCOMM, Inc.	995,352
		3,145,776
	Semiconductor Equipment - 34.9%
56,155	Brooks Automation, Inc.	601,982
62,799	Entegris, Inc.(a)	601,614
20,856	KLA-Tencor Corp.	1,066,367
97,488	LTX-Credence Corp.(a)	650,245
21,146	MKS Instruments, Inc.	637,552
31,686	Nanometrics, Inc.(a)	641,642
15,163	Novellus Systems, Inc.(a)	714,935
96,700	Photronics, Inc.(a)	663,362
40,981	Teradyne, Inc.(a)	670,039
24,199	Ultratech, Inc.(a)	707,821
21,669	Veeco Instruments, Inc.(a)	528,940
		7,484,499
	Wireless Equipment - 2.0%
84,818	RF Micro Devices, Inc.(a)	423,242

	Total Common Stocks (Cost $19,970,930)	21,478,165

	Money Market Fund - 0.5%
108,329	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $108,329)	108,329

	Total Investments (Cost $20,079,259)(b)-100.5%	21,586,494
	Liabilities in excess of other assets-(0.5)%	(108,069)
	Net Assets-100.0%	$21,478,425

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $20,102,755. The net unrealized appreciation was $1,483,739, which consisted of aggregate gross unrealized appreciation of $2,315,893 and aggregate gross unrealized depreciation of $832,154.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Applications Software - 8.2%
50,162	Intuit, Inc.	$2,831,143
36,429	NetSuite, Inc.(a)	1,525,647
		4,356,790
	Communications Software - 2.7%
44,864	SolarWinds, Inc.(a)	1,418,151

	Computer Aided Design - 2.9%
85,086	Aspen Technology, Inc.(a)	1,532,399

	Computer Services - 2.7%
32,310	Manhattan Associates, Inc.(a)	1,418,086

	Computers-Integrated Systems - 7.9%
44,289	Jack Henry & Associates, Inc.	1,514,684
49,969	Teradata Corp.(a)	2,676,339
		4,191,023
	Data Processing/Management - 5.5%
30,783	CommVault Systems, Inc.(a)	1,446,801
41,116	Fair Isaac Corp.	1,490,044
		2,936,845
	Electronic Design Automation - 2.6%
132,608	Cadence Design Systems, Inc.(a)	1,400,340

	Enterprise Software/Services - 11.6%
47,056	JDA Software Group, Inc.(a)	1,386,740
40,378	OPNET Technologies, Inc.	1,431,400
102,168	PROS Holdings, Inc.(a)	1,657,165
46,908	Tyler Technologies, Inc.(a)	1,647,878
		6,123,183

	Entertainment Software - 12.1%
210,244	Activision Blizzard, Inc.	2,594,411
118,697	Electronic Arts, Inc.(a)	2,204,203
101,629	Take-Two Interactive Software, Inc.(a)	1,585,413
		6,384,027
	E-Services/Consulting - 2.9%
80,659	Websense, Inc.(a)	1,524,455

	Internet Content-Information/News - 2.8%
81,096	HealthStream, Inc.(a)	1,506,764

	Internet Infrastructure Software - 8.6%
176,521	AsiaInfo-Linkage, Inc.(a)	2,070,591
95,944	TIBCO Software, Inc.(a)	2,501,260
		4,571,851
	Internet Security - 5.2%
161,283	Symantec Corp.(a)	2,772,455

	Medical Information Systems - 13.5%
72,898	Allscripts Healthcare Solutions, Inc.(a)	1,393,810
43,369	Cerner Corp.(a)	2,640,738
71,055	Medidata Solutions, Inc.(a)	1,485,050
39,782	Quality Systems, Inc.	1,613,558
		7,133,156
	Software Tools - 4.8%
27,665	VMware, Inc., Class A(a)	2,524,984

	Telecommunication Services - 3.2%
189,946	Premiere Global Services, Inc.(a)	1,671,525

	Transactional Software - 2.8%
48,916	ACI Worldwide, Inc.(a)	1,486,068

	Total Common Stocks (Cost $49,434,808)	52,952,102

	Money Market Fund - 0.3%
157,730	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $157,730)	157,730

	Total Investments (Cost $49,592,538)(b)-100.3%	53,109,832
	Liabilities in excess of other assets-(0.3)%	(164,311)
	Net Assets-100.0%	$52,945,521

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $49,636,253. The net unrealized appreciation was $3,473,579, which consisted of aggregate gross unrealized appreciation of $4,339,258 and aggregate gross unrealized depreciation of $865,679.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Agricultural Chemicals - 7.8%
8,109	CF Industries Holdings, Inc.	$1,438,374
28,556	CVR Partners LP	858,679
16,731	Monsanto Co.	1,372,779
3,880	Terra Nitrogen Co. LP	737,510
		4,407,342
	Chemicals-Diversified - 18.6%
27,994	Celanese Corp., Series A	1,363,588
25,831	E.I. du Pont de Nemours & Co.	1,314,540
14,753	FMC Corp.	1,367,308
65,531	Huntsman Corp.	834,210
14,332	Innophos Holdings, Inc.	715,453
23,569	Innospec, Inc.(a)	762,929
14,259	PPG Industries, Inc.	1,277,321
15,637	Rockwood Holdings, Inc.(a)	789,668
43,672	Solutia, Inc.	1,200,980
16,240	Westlake Chemical Corp.	949,228
		10,575,225
	Chemicals-Plastics - 3.0%
32,800	A. Schulman, Inc.	803,600
64,169	PolyOne Corp.	925,317
		1,728,917
	Chemicals-Specialty - 21.5%
13,084	Albemarle Corp.	841,432
16,461	Balchem Corp.	622,884
31,941	Eastman Chemical Co.	1,607,271
29,968	H.B. Fuller Co.	857,684
34,542	Kraton Performance Polymers, Inc.(a)	982,375
11,984	Minerals Technologies, Inc.	760,385
3,533	NewMarket Corp.	763,799
30,652	OM Group, Inc.(a)	831,589
19,149	Quaker Chemical Corp.	848,301
18,380	Sensient Technologies Corp.	728,216
19,237	Sigma-Aldrich Corp.	1,308,885
21,378	Valhi, Inc.	1,150,564
16,882	W.R. Grace & Co.(a)	903,862
		12,207,247
	Coal - 1.4%
58,462	SunCoke Energy, Inc.(a)	785,145

	Coatings/Paint - 3.7%
34,236	Kronos Worldwide, Inc.	788,113
13,545	Sherwin-Williams Co. (The)	1,321,044
		2,109,157
	Containers-Metal/Glass - 5.1%
34,147	Ball Corp.	1,340,611
35,453	Owens-Illinois, Inc.(a)	852,645
16,991	Silgan Holdings, Inc.	706,146
		2,899,402
	Diversified Manufacturing Operations - 2.8%
21,720	Koppers Holdings, Inc.	825,143
22,030	LSB Industries, Inc.(a)	772,151
		1,597,294
	Diversified Minerals - 1.2%
22,913	AMCOL International Corp.	654,395

	Gold Mining - 1.9%
17,766	Newmont Mining Corp.	1,092,254

	Industrial Gases - 2.3%
16,252	Airgas, Inc.	1,282,770

	Metal Processors & Fabricators - 1.2%
11,518	Haynes International, Inc.	699,834

	Metal-Aluminum - 1.7%
89,952	Noranda Aluminum Holding Corp.	943,596

	Metal-Copper - 2.7%
33,498	Freeport-McMoRan Copper & Gold, Inc.	1,547,943

	Metal-Iron - 2.4%
18,970	Cliffs Natural Resources, Inc.	1,370,583

	Non-Ferrous Metals - 1.7%
87,531	Horsehead Holding Corp.(a)	952,337

	Paper & Related Products - 11.3%
114,863	Boise, Inc.	877,553
22,069	Buckeye Technologies, Inc.	739,974
8,643	Domtar Corp.	746,582
43,761	International Paper Co.	1,362,717
40,978	KapStone Paper and Packaging Corp.(a)	715,476
22,703	MeadWestvaco Corp.	668,376
47,537	P.H. Glatfelter Co.	702,597
9,088	Schweitzer-Mauduit International, Inc.	631,889
		6,445,164
	Petrochemicals - 1.9%
32,851	TPC Group, Inc.(a)	1,079,155

	Platinum - 1.5%
65,464	Stillwater Mining Co.(a)	843,176

	Precious Metals - 2.4%
24,092	Coeur d’Alene Mines Corp.(a)	666,385
278,359	Paramount Gold And Silver Corp.(a)	718,166
		1,384,551
	Quarrying - 1.1%
8,902	Compass Minerals International, Inc.	650,469

	Rubber/Plastic Products - 1.3%
57,273	Myers Industries, Inc.	762,304

	Steel-Producers - 1.5%
65,253	Metals USA Holdings Corp.(a)	872,433

	Total Common Stocks and Other Equity Interests (Cost $51,892,541)	56,890,693

	Money Market Fund - 0.1%
76,685	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $76,685)	$76,685

	Total Investments (Cost $51,969,226)(b)-100.1%	56,967,378
	Liabilities in excess of other assets-(0.1)%	(79,149)
	Net Assets-100.0%	$56,888,229

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $52,213,195. The net unrealized appreciation was $4,754,183, which consisted of aggregate gross unrealized appreciation of $6,313,986 and aggregate gross unrealized depreciation of $1,559,803.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Apparel - 3.6%
7,365	True Religion Apparel, Inc.(a)	$266,908
3,452	VF Corp.	453,903
		720,811
	Auto Manufacturers - 2.8%
44,690	Ford Motor Co.	555,050

	Auto Parts & Equipment - 4.2%
14,855	Standard Motor Products, Inc.	307,350
9,580	Tenneco, Inc.(a)	307,518
4,673	Visteon Corp.(a)	224,304
		839,172
	Commercial Services - 8.5%
9,874	Aaron’s, Inc.	262,747
5,311	Apollo Group, Inc., Class A(a)	278,349
6,543	Arbitron, Inc.	233,651
11,544	Bridgepoint Education, Inc.(a)	283,867
34,396	Career Education Corp.(a)	347,744
4,614	ITT Educational Services, Inc.(a)	303,924
		1,710,282
	Distribution/Wholesale - 2.5%
8,042	Genuine Parts Co.	512,919

	Electronics - 1.4%
6,885	Garmin Ltd. (Switzerland)	287,104

	Entertainment - 2.9%
10,630	Cedar Fair LP	275,317
5,378	Churchill Downs, Inc.	300,899
		576,216
	Home Furnishings - 3.3%
13,346	Select Comfort Corp.(a)	334,718
4,857	Tempur-Pedic International, Inc.(a)	324,010
		658,728
	Internet - 2.5%
945	Priceline.com, Inc.(a)	500,359

	Leisure Time - 1.4%
4,237	Polaris Industries, Inc.	272,863

	Media - 10.0%
9,664	DIRECTV, Class A(a)	434,977
18,278	DISH Network Corp., Class A	510,322
18,033	Knology, Inc.(a)	271,757
10,749	McGraw-Hill Cos., Inc. (The)	494,454
9,793	Scholastic Corp.	288,991
		2,000,501
	Miscellaneous Manufacturing - 3.0%
12,126	Hillenbrand, Inc.	284,355
8,159	Sturm Ruger & Co., Inc.	323,504
		607,859
	Retail - 53.9%
3,540	Advance Auto Parts, Inc.	271,306
15,922	Aeropostale, Inc.(a)	260,643
17,062	AFC Enterprises, Inc.(a)	287,495
7,095	America’s Car-Mart, Inc.(a)	269,184
1,349	AutoZone, Inc.(a)	469,290
7,524	Bed Bath & Beyond, Inc.(a)	456,707
15,535	Bravo Brio Restaurant Group, Inc.(a)	299,049
10,848	Brinker International, Inc.	280,421
4,886	Dillard’s, Inc., Class A	216,205
5,688	Dollar Tree, Inc.(a)	482,399
7,790	Domino’s Pizza, Inc.(a)	254,343
5,531	DSW, Inc., Class A	276,384
11,762	Express, Inc.(a)	254,530
11,254	Foot Locker, Inc.	295,305
11,050	GameStop Corp., Class A(a)	258,128
4,362	Genesco, Inc.(a)	266,387
8,690	GNC Holdings, Inc., Class A(a)	239,062
5,457	Group 1 Automotive, Inc.	291,076
5,708	Hibbett Sports, Inc.(a)	273,584
7,211	HSN, Inc.	257,361
11,909	Limited Brands, Inc.	498,511
14,796	Macy’s, Inc.	498,477
4,731	McDonald’s Corp.	468,606
5,766	O’Reilly Automotive, Inc.(a)	469,987
6,678	Papa John’s International, Inc.(a)	258,706
5,231	PetSmart, Inc.	278,394
19,692	Pier 1 Imports, Inc.(a)	306,211
10,198	Ross Stores, Inc.	518,262
12,366	Sally Beauty Holdings, Inc.(a)	254,987
7,417	TJX Cos., Inc. (The)	505,394
3,512	Tractor Supply Co.	283,664
3,681	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	280,566
48,803	Wendy’s Co. (The)	228,886
		10,809,510
	Total Common Stocks and Other Equity Interests (Cost $17,798,641)	20,051,374

	Money Market Fund - 0.4%
75,281	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,281)	75,281

	Total Investments (Cost $17,873,922)(b)-100.4%	20,126,655
	Liabilities in excess of other assets-(0.4)%	(75,854)
	Net Assets-100.0%	$20,050,801

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $17,876,451. The net unrealized appreciation was $2,250,204, which consisted of aggregate gross unrealized appreciation of

$2,511,771 and aggregate gross unrealized depreciation of $261,567.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 13.4%
34,263	Altria Group, Inc.	$973,069
13,239	Andersons, Inc. (The)	536,841
8,633	Bunge Ltd.	494,412
4,679	Lorillard, Inc.	502,478
13,093	Philip Morris International, Inc.	978,964
23,302	Reynolds American, Inc.	914,138
11,530	Universal Corp.	517,466
28,927	Vector Group Ltd.	503,619
		5,420,987
	Beverages - 9.6%
6,881	Brown-Forman Corp., Class B	558,806
14,395	Coca-Cola Co. (The)	972,094
20,984	Coca-Cola Enterprises, Inc.	562,162
28,268	Constellation Brands, Inc., Class A(a)	590,801
14,538	Dr Pepper Snapple Group, Inc.	564,365
5,977	Monster Beverage Corp.(a)	624,656
		3,872,884
	Cosmetics/Personal Care - 10.1%
10,765	Colgate-Palmolive Co.	976,601
15,571	Elizabeth Arden, Inc.(a)	560,089
17,382	Estee Lauder Cos., Inc. (The), Class A	1,006,939
15,304	Procter & Gamble Co. (The)	964,764
36,990	Revlon, Inc., Class A(a)	582,962
		4,091,355
	Food - 41.3%
24,648	B&G Foods, Inc.	558,524
16,311	Cal-Maine Foods, Inc.	619,166
15,958	Campbell Soup Co.	505,869
21,222	ConAgra Foods, Inc.	565,991
18,796	Diamond Foods, Inc.	683,047
21,518	Fresh Del Monte Produce, Inc.	526,761
13,932	Fresh Market, Inc. (The)(a)	599,912
24,422	General Mills, Inc.	972,728
18,643	H.J. Heinz Co.	966,640
14,423	Hain Celestial Group, Inc. (The)(a)	556,584
9,180	Hershey Co. (The)	560,714
19,152	Kellogg Co.	948,407
27,152	Kraft Foods, Inc., Class A	1,039,922
22,935	Kroger Co. (The)	544,936
8,068	Lancaster Colony Corp.	560,645
20,169	Nash Finch Co.	589,136
6,430	Ralcorp Holdings, Inc.(a)	562,303
26,992	Safeway, Inc.	593,284
28,650	Sara Lee Corp.	548,647
105,666	Smart Balance, Inc.(a)	560,030
22,750	Smithfield Foods, Inc.(a)	508,007
31,066	Spartan Stores, Inc.	582,177
26,403	Tyson Foods, Inc., Class A	492,152
13,435	Weis Markets, Inc.	567,897
7,997	Whole Foods Market, Inc.	592,018
97,483	Winn-Dixie Stores, Inc.(a)	921,214
		16,726,711
	Household Products/Wares - 5.1%
11,861	Church & Dwight Co., Inc.	538,134
7,945	Clorox Co. (The)	545,504
13,592	Kimberly-Clark Corp.	972,643
		2,056,281
	Pharmaceuticals - 4.1%
9,557	Herbalife Ltd. (Cayman Islands)	553,159
7,159	Mead Johnson Nutrition Co.	530,410
16,374	USANA Health Sciences, Inc.(a)	569,488
		1,653,057
	Retail - 16.4%
10,647	Casey’s General Stores, Inc.	542,358
11,535	Costco Wholesale Corp.	948,985
25,291	CVS Caremark Corp.	1,055,899
11,305	Nu Skin Enterprises, Inc., Class A	564,685
42,039	Pantry, Inc. (The)(a)	506,150
8,094	PriceSmart, Inc.	539,465
21,581	Susser Holdings Corp.(a)	514,707
28,754	Walgreen Co.	959,233
16,409	Wal-Mart Stores, Inc.	1,006,856
		6,638,338
	Total Common Stocks (Cost $35,611,282)	40,459,613

	Money Market Fund - 0.1%
74,095	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $74,095)	74,095

	Total Investments (Cost $35,685,377)(b)-100.1%	40,533,708
	Liabilities in excess of other assets-(0.1)%	(55,518)
	Net Assets-100.0%	$40,478,190

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $35,737,535. The net unrealized appreciation was $4,796,173, which consisted of aggregate gross unrealized appreciation of $5,666,381 and aggregate gross unrealized depreciation of $870,208.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio (PXI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Coal - 4.0%
37,258	Alliance Holdings GP LP	$1,993,303
26,178	Alliance Resource Partners LP	2,077,224
100,373	Cloud Peak Energy, Inc.(a)	1,902,069
		5,972,596
	Gas-Distribution - 1.3%
43,984	Southern Union Co.	1,907,586

	Oil & Gas Drilling - 5.2%
30,968	Diamond Offshore Drilling, Inc.	1,929,306
112,496	Nabors Industries Ltd. (Bermuda)(a)	2,094,676
301,622	Parker Drilling Co.(a)	1,960,543
40,297	Unit Corp.(a)	1,823,439
		7,807,964
	Oil Companies-Exploration & Production - 26.2%
37,956	Apache Corp.	3,753,089
675,817	BPZ Resources, Inc.(a)	2,203,163
107,259	BreitBurn Energy Partners LP	2,135,527
31,639	Contango Oil & Gas Co.(a)	1,970,477
125,537	Denbury Resources, Inc.(a)	2,367,628
56,260	Devon Energy Corp.	3,589,951
38,885	Energen Corp.	1,873,090
59,544	EQT Corp.	3,008,163
38,018	Occidental Petroleum Corp.	3,793,056
62,922	Pioneer Southwest Energy Partners LP	1,710,220
62,443	QEP Resources, Inc.	1,788,368
39,667	Rosetta Resources, Inc.(a)	1,903,619
73,345	Stone Energy Corp.(a)	2,057,327
74,071	Swift Energy Co.(a)	2,455,454
350,424	VAALCO Energy, Inc.(a)	2,179,637
107,324	W&T Offshore, Inc.	2,319,272
		39,108,041
	Oil Companies-Integrated - 15.3%
35,710	Chevron Corp.	3,680,987
49,829	ConocoPhillips	3,398,836
44,599	Exxon Mobil Corp.	3,734,720
133,648	Marathon Oil Corp.	4,195,211
102,131	Marathon Petroleum Corp.	3,903,447
66,662	Murphy Oil Corp.	3,973,055
		22,886,256
	Oil Field Machinery & Equipment - 2.5%
51,081	National Oilwell Varco, Inc.	3,778,972

	Oil Refining & Marketing - 12.1%
236,537	Alon USA Energy, Inc.	2,284,947
105,746	CVR Energy, Inc.(a)	2,637,305
171,208	Delek US Holdings, Inc.	2,155,509
82,689	HollyFrontier Corp.	2,426,095
80,360	Tesoro Corp.(a)	2,011,411
162,914	Valero Energy Corp.	3,908,307
160,507	Western Refining, Inc.	2,653,181
		18,076,755
	Oil-Field Services - 12.2%
93,385	C&J Energy Services, Inc.(a)	1,554,860
13,729	CARBO Ceramics, Inc.	1,335,145
16,804	Core Laboratories NV (Netherlands)	1,785,089
119,925	Helix Energy Solutions Group, Inc.(a)	1,972,766
60,835	Hornbeck Offshore Services, Inc.(a)	1,988,696
229,003	Newpark Resources, Inc.(a)	1,864,085
42,359	Oceaneering International, Inc.	2,058,224
102,961	RPC, Inc.	1,570,155
22,679	SEACOR Holdings, Inc.(a)	2,075,809
70,943	Superior Energy Services, Inc.(a)	2,022,585
		18,227,414
	Pipelines - 18.2%
33,911	MarkWest Energy Partners LP	1,965,481
202,670	Niska Gas Storage Partners LLC, Class U	2,083,448
66,582	Oiltanking Partners LP	1,934,873
66,782	ONEOK Partners LP	3,747,806
28,120	Plains All American Pipeline LP	2,193,360
116,748	Spectra Energy Corp.	3,676,394
50,284	Targa Resources Partners LP	1,974,653
48,995	Western Gas Partners LP	2,002,426
135,944	Williams Cos., Inc. (The)	3,917,906
58,707	Williams Partners LP	3,662,730
		27,159,077
	Retail-Petroleum Products - 1.5%
47,673	World Fuel Services Corp.	2,163,401

	Transportation-Marine - 1.5%
47,395	Gulfmark Offshore, Inc., Class A(a)	2,166,899

	Total Common Stocks and Other Equity Interests (Cost $144,568,312)	149,254,961

	Money Market Fund - 0.1%
110,868	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $110,868)	110,868

	Total Investments (Cost $144,679,180)(b)-100.1%	149,365,829
	Liabilities in excess of other assets-(0.1)%	(47,322)
	Net Assets-100.0%	$149,318,507

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $144,772,768. The net unrealized appreciation was $4,593,061, which consisted of aggregate gross unrealized appreciation of $11,194,713 and aggregate gross unrealized depreciation of $6,601,652.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio (PFI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Commercial Banks-Central U.S. - 2.9%
11,951	Chemical Financial Corp.	$270,451
7,081	First Financial Corp.	247,977
		518,428
	Commercial Banks-Eastern U.S. - 3.0%
12,993	S&T Bancorp, Inc.	282,078
44,326	TrustCo Bank Corp. NY	247,782
		529,860
	Commercial Banks-Southern U.S. - 5.4%
8,001	Bank of the Ozarks, Inc.	223,948
8,235	SCBT Financial Corp.	254,708
9,056	Simmons First National Corp., Class A	249,493
14,579	State Bank Financial Corp.(a)	233,118
		961,267
	Commercial Banks-Western U.S. - 5.8%
23,139	CVB Financial Corp.	243,654
19,635	First Interstate BancSystem, Inc.	270,178
12,764	PacWest Bancorp	271,490
14,254	Zions Bancorp.	240,037
		1,025,359
	Commercial Services-Finance - 3.8%
27,287	Advance America Cash Advance Centers, Inc.	214,748
12,173	Moody’s Corp.	453,201
		667,949
	Diversified Banking Institutions - 2.8%
16,293	Citigroup, Inc.	500,521

	Fiduciary Banks - 1.4%
31,265	Boston Private Financial Holdings, Inc.	257,624

	Finance-Auto Loans - 1.3%
2,847	Credit Acceptance Corp.(a)	240,344

	Finance-Consumer Loans - 3.9%
9,817	Nelnet, Inc., Class A	241,989
16,492	Ocwen Financial Corp.(a)	237,320
3,378	World Acceptance Corp.(a)	215,246
		694,555
	Finance-Credit Card - 5.0%
8,559	American Express Co.	429,148
16,771	Discover Financial Services	455,836
		884,984
	Finance-Investment Banker/Broker - 2.7%
55,879	GFI Group, Inc.	258,720
14,847	Interactive Brokers Group, Inc., Class A	224,486
		483,206
	Finance-Mortgage Loan/Banker - 1.1%
10,058	Walter Investment Management Corp.	188,286

	Finance-Other Services - 3.6%
3,375	IntercontinentalExchange, Inc.(a)	386,370
7,986	MarketAxess Holdings, Inc.	247,965
		634,335
	Insurance Brokers - 1.3%
2,968	Erie Indemnity Co., Class A	227,557

	Internet Incubators - 1.3%
14,985	Safeguard Scientifics, Inc.(a)	238,261

	Investment Companies - 1.4%
11,272	Main Street Capital Corp.	249,449

	Investment Management/Advisor Services - 1.5%
17,137	National Financial Partners Corp.(a)	263,910

	Life/Health Insurance - 16.3%
9,864	Aflac, Inc.	475,741
20,458	American Equity Investment Life Holding Co.	235,881
6,900	FBL Financial Group, Inc., Class A	239,706
21,904	Lincoln National Corp.	471,812
17,972	Principal Financial Group, Inc.	490,815
10,548	Protective Life Corp.	263,806
6,517	StanCorp Financial Group, Inc.	251,947
25,561	Symetra Financial Corp.	235,672
5,294	Torchmark Corp.	241,777
		2,907,157
	Multi-line Insurance - 10.0%
5,914	ACE Ltd.	411,614
6,168	American Financial Group, Inc.	226,181
3,011	American National Insurance Co.	219,351
15,862	CNA Financial Corp.	436,681
13,796	MetLife, Inc.	487,413
		1,781,240
	Property/Casualty Insurance - 10.0%
9,732	AMERISAFE, Inc.(a)	239,213
8,656	AmTrust Financial Services, Inc.	224,450
5,793	Arch Capital Group Ltd.(a)	208,838
6,034	Chubb Corp. (The)	406,752
13,441	Employers Holdings, Inc.	241,400
2,872	ProAssurance Corp.	234,441
3,125	RLI Corp.	222,875
		1,777,969
	Real Estate Management/Services - 2.9%
20,886	HFF, Inc., Class A(a)	294,702
5,438	W.P. Carey & Co. LLC	230,843
		525,545
	Reinsurance - 5.0%
5,268	Berkshire Hathaway, Inc., Class B(a)	412,853
4,322	Reinsurance Group of America, Inc.	235,506
7,298	Validus Holdings Ltd.	234,047
		882,406
	Super-Regional Banks-U.S. - 7.6%
9,621	Capital One Financial Corp.	440,162
35,130	Fifth Third Bancorp	457,041
16,027	U.S. Bancorp	452,282
		1,349,485

	Total Common Stocks and Other Equity Interests (Cost $16,189,116)	$17,789,697

	Money Market Fund - 0.5%
83,047	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $83,047)	83,047

	Total Investments (Cost $16,272,163)(b)-100.5%	17,872,744
	Liabilities in excess of other assets-(0.5)%	(79,574)
	Net Assets-100.0%	$17,793,170

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $16,282,330. The net unrealized appreciation was $1,590,414, which consisted of aggregate gross unrealized appreciation of $2,094,318 and aggregate gross unrealized depreciation of $503,904.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 14.7%
15,507	Alexion Pharmaceuticals, Inc.(a)	$1,190,317
9,071	Biogen Idec, Inc.(a)	1,069,652
25,214	Gilead Sciences, Inc.(a)	1,231,452
31,281	Medicines Co. (The)(a)	629,374
37,078	Momenta Pharmaceuticals, Inc.(a)	581,754
27,676	Myriad Genetics, Inc.(a)	654,814
89,590	PDL BioPharma, Inc.	572,480
42,338	Spectrum Pharmaceuticals, Inc.(a)	595,696
		6,525,539
	Commercial Services - 3.0%
10,841	Chemed Corp.	608,614
29,585	PAREXEL International Corp.(a)	712,998
		1,321,612
	Electronics - 3.0%
10,841	Analogic Corp.	615,010
30,888	PerkinElmer, Inc.	740,694
		1,355,704
	Healthcare-Products - 16.5%
25,446	Align Technology, Inc.(a)	599,508
21,136	Arthrocare Corp.(a)	653,314
53,224	Conceptus, Inc.(a)	658,913
22,122	CONMED Corp.(a)	650,387
9,402	Cooper Cos., Inc. (The)	678,260
18,667	Cyberonics, Inc.(a)	606,677
13,540	ICU Medical, Inc.(a)	629,204
2,397	Intuitive Surgical, Inc.(a)	1,102,404
29,281	Luminex Corp.(a)	576,836
13,068	Sirona Dental Systems, Inc.(a)	631,838
19,123	Thoratec Corp.(a)	562,216
		7,349,557
	Healthcare-Services - 32.6%
26,139	Aetna, Inc.	1,142,274
10,345	AMERIGROUP Corp.(a)	703,563
23,116	AmSurg Corp.(a)	595,237
15,448	Centene Corp.(a)	698,250
31,030	Community Health Systems, Inc.(a)	580,261
18,444	Coventry Health Care, Inc.(a)	554,611
13,595	DaVita, Inc.(a)	1,112,207
72,417	Health Management Associates, Inc., Class A(a)	464,193
19,688	Health Net, Inc.(a)	743,025
12,244	Humana, Inc.	1,089,961
14,981	LifePoint Hospitals, Inc.(a)	602,086
11,419	Magellan Health Services, Inc.(a)	557,476
28,093	Molina Healthcare, Inc.(a)	859,927
15,300	National Healthcare Corp.	678,249
129,551	Tenet Healthcare Corp.(a)	685,325
30,712	Triple-S Management Corp., Class B(a)	655,087
22,680	UnitedHealth Group, Inc.	1,174,597
10,268	WellCare Health Plans, Inc.(a)	613,616
15,548	WellPoint, Inc.	1,000,047
		14,509,992
	Internet - 1.3%
32,485	HealthStream, Inc.(a)	603,572

	Pharmaceuticals - 25.2%
58,089	Akorn, Inc.(a)	665,700
32,839	Bristol-Myers Squibb Co.	1,058,729
24,582	Cardinal Health, Inc.	1,057,763
27,836	Eli Lilly & Co.	1,106,203
14,239	Hi-Tech Pharmacal Co., Inc.(a)	555,036
15,107	Jazz Pharmaceuticals PLC (Ireland)(a)	702,476
12,974	McKesson Corp.	1,060,235
18,050	Medicis Pharmaceutical Corp., Class A	597,275
18,165	Omnicare, Inc.	596,357
11,059	Perrigo Co.	1,057,240
13,055	Questcor Pharmaceuticals, Inc.(a)	462,539
24,601	ViroPharma, Inc.(a)	732,864
37,412	Warner Chilcott PLC, Class A (Ireland)(a)	631,140
15,617	Watson Pharmaceuticals, Inc.(a)	915,625
		11,199,182
	Software - 3.7%
17,373	Cerner Corp.(a)	1,057,842
38,409	Omnicell, Inc.(a)	594,571
		1,652,413
	Total Common Stocks (Cost $41,499,269)	44,517,571

	Money Market Fund - 0.3%
118,578	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $118,578)	118,578

	Total Investments (Cost $41,617,847)(b)-100.3%	44,636,149
	Liabilities in excess of other assets-(0.3)%	(120,323)
	Net Assets-100.0%	$44,515,826

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $41,624,359. The net unrealized appreciation was $3,011,790, which consisted of aggregate gross unrealized appreciation of $4,033,307 and aggregate gross unrealized depreciation of $1,021,517.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio (PRN)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 18.3%
7,448	Alliant Techsystems, Inc.	$442,486
14,175	Curtiss-Wright Corp.	529,578
12,138	General Dynamics Corp.	839,464
11,721	L-3 Communications Holdings, Inc.	829,144
9,845	Lockheed Martin Corp.	810,440
4,619	National Presto Industries, Inc.	451,369
13,890	Northrop Grumman Corp.	806,314
17,211	Raytheon Co.	825,956
7,978	Teledyne Technologies, Inc.(a)	452,831
7,691	Triumph Group, Inc.	481,226
		6,468,808
	Airlines - 8.8%
6,608	Alaska Air Group, Inc.(a)	503,067
104,233	Delta Air Lines, Inc.(a)	1,099,658
24,830	Spirit Airlines, Inc.(a)	416,896
46,670	United Continental Holdings, Inc.(a)	1,078,077
		3,097,698
	Auto Manufacturers - 1.5%
11,985	Navistar International Corp.(a)	518,831

	Building Materials - 1.6%
35,921	Gibraltar Industries, Inc.(a)	562,882

	Commercial Services - 17.0%
76,664	CBIZ, Inc.(a)	480,683
9,595	Consolidated Graphics, Inc.(a)	487,330
20,456	Deluxe Corp.	523,060
6,405	Dollar Thrifty Automotive Group, Inc.(a)	471,728
22,116	Equifax, Inc.	861,861
10,111	FTI Consulting, Inc.(a)	432,953
16,863	ICF International, Inc.(a)	477,897
32,173	Kelly Services, Inc., Class A	519,916
41,995	Navigant Consulting, Inc.(a)	537,956
27,821	RPX Corp.(a)	471,288
12,373	Towers Watson & Co., Class A	739,905
		6,004,577
	Computers - 1.4%
28,709	Sykes Enterprises, Inc.(a)	503,269

	Distribution/Wholesale - 2.3%
4,353	W.W. Grainger, Inc.	830,291

	Electrical Components & Equipment - 1.5%
18,143	Generac Holdings, Inc.(a)	527,235

	Electronics - 2.4%
16,745	Tyco International Ltd. (Switzerland)	853,158

	Engineering & Construction - 4.3%
22,667	Dycom Industries, Inc.(a)	484,394
16,179	KBR, Inc.	519,993
12,213	URS Corp.(a)	502,565
		1,506,952
	Hand/Machine Tools - 1.4%
11,891	Kennametal, Inc.	512,621

	Holding Companies-Diversified - 1.4%
31,333	Primoris Services Corp.	498,508

	Machinery-Diversified - 12.4%
9,808	AGCO Corp.(a)	499,522
19,014	Albany International Corp., Class A	456,716
31,116	Briggs & Stratton Corp.	485,721
5,454	Gardner Denver, Inc.	406,868
5,566	NACCO Industries, Inc., Class A	568,845
9,345	Roper Industries, Inc.	872,730
12,705	Sauer-Danfoss, Inc.(a)	640,332
6,614	Wabtec Corp.	454,977
		4,385,711
	Metal Fabricate/Hardware - 1.4%
10,942	RBC Bearings, Inc.(a)	495,454

	Miscellaneous Manufacturing - 14.2%
14,953	Ceradyne, Inc.(a)	494,795
14,560	Colfax Corp.(a)	442,041
11,986	Donaldson Co., Inc.	866,588
18,253	Hexcel Corp.(a)	457,603
38,918	ITT Corp.	846,077
9,901	Parker Hannifin Corp.	798,813
13,978	Standex International Corp.	560,378
22,213	Tredegar Corp.	547,772
		5,014,067
	Office/Business Equipment - 1.2%
23,331	Pitney Bowes, Inc.	442,589

	Textiles - 1.4%
15,425	G&K Services, Inc., Class A	506,865

	Transportation - 5.9%
23,951	Arkansas Best Corp.	433,992
58,407	Genco Shipping & Trading Ltd.(a)	408,849
10,535	Norfolk Southern Corp.	760,627
31,285	RailAmerica, Inc.(a)	467,398
		2,070,866
	Trucking & Leasing - 1.6%
5,965	AMERCO	576,935

	Total Common Stocks (Cost $32,557,715)	35,377,317

	Money Market Fund - 0.3%
88,183	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,183)	88,183

	Total Investments (Cost $32,645,898)(b)-100.3%	35,465,500
	Liabilities in excess of other assets-(0.3)%	(95,229)
	Net Assets-100.0%	$35,370,271

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $32,704,778. The net unrealized appreciation was $2,760,722, which consisted of aggregate gross unrealized appreciation of $3,620,240 and aggregate gross unrealized depreciation of $859,518.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio (PTF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 13.7%
6,907	Alliance Data Systems Corp.(a)	$765,296
14,999	Cardtronics, Inc.(a)	383,224
17,578	Heartland Payment Systems, Inc.	421,872
1,857	MasterCard, Inc., Class A	660,293
9,290	MAXIMUS, Inc.	418,329
20,874	TNS, Inc.(a)	384,917
18,723	Total System Services, Inc.	401,421
7,222	Visa, Inc., Class A	726,822
		4,162,174
	Computers - 28.5%
11,972	Accenture PLC, Class A (Ireland)	686,474
1,769	Apple, Inc.(a)	807,513
6,748	CACI International, Inc., Class A(a)	396,040
34,482	Cadence Design Systems, Inc.(a)	364,130
45,212	Dell, Inc.(a)	779,003
12,458	Diebold, Inc.	394,794
26,955	Insight Enterprises, Inc.(a)	497,589
3,631	International Business Machines Corp.	699,331
8,402	Manhattan Associates, Inc.(a)	368,764
42,381	Seagate Technology PLC (Ireland)	895,934
26,131	Silicon Graphics International Corp.(a)	356,427
11,453	Synaptics, Inc.(a)	438,764
12,994	Teradata Corp.(a)	695,959
16,542	Unisys Corp.(a)	346,886
25,717	Western Digital Corp.(a)	934,813
		8,662,421
	Distribution/Wholesale - 2.8%
39,805	Brightpoint, Inc.(a)	466,515
20,484	Ingram Micro, Inc., Class A(a)	388,786
		855,301
	Electronics - 7.3%
9,655	FEI Co.(a)	425,399
19,121	Jabil Circuit, Inc.	433,282
8,232	OSI Systems, Inc.(a)	442,305
7,677	Tech Data Corp.(a)	398,590
40,824	Vishay Intertechnology, Inc.(a)	501,319
		2,200,895
	Home Furnishings - 1.3%
38,410	TiVo, Inc.(a)	398,696

	Internet - 13.6%
45,901	AsiaInfo-Linkage, Inc.(a)	538,419
8,996	IAC/InterActiveCorp.	387,458
42,353	InfoSpace, Inc.(a)	521,365
11,258	Liquidity Services, Inc.(a)	388,514
20,224	LoopNet, Inc.(a)	323,989
29,769	NIC, Inc.	372,410
13,817	Stamps.com, Inc.(a)	428,465
72,008	United Online, Inc.	409,005
20,417	VeriSign, Inc.	756,654
		4,126,279
	Semiconductors - 12.8%
48,039	GT Advanced Technologies, Inc.(a)	414,096
28,322	Intel Corp.	748,267
15,278	KLA-Tencor Corp.	781,164
15,517	MKS Instruments, Inc.	467,838
11,108	Novellus Systems, Inc.(a)	523,742
33,687	OmniVision Technologies, Inc.(a)	448,374
30,024	Teradyne, Inc.(a)	490,893
		3,874,374
	Software - 12.5%
54,670	Activision Blizzard, Inc.	674,628
22,125	Aspen Technology, Inc.(a)	398,471
8,005	CommVault Systems, Inc.(a)	376,235
10,692	Fair Isaac Corp.	387,478
13,044	Intuit, Inc.	736,203
26,567	PROS Holdings, Inc.(a)	430,917
11,666	Solarwinds, Inc.(a)	368,762
12,198	Tyler Technologies, Inc.(a)	428,516
		3,801,210
	Telecommunications - 7.5%
11,977	Comtech Telecommunications Corp.	369,610
8,999	IPG Photonics Corp.(a)	475,057
14,712	Motorola Solutions, Inc.	682,784
10,477	NETGEAR, Inc.(a)	417,194
42,507	TeleNav, Inc.(a)	315,827
		2,260,472
	Total Common Stocks (Cost $27,067,064)	30,341,822

	Money Market Fund - 0.3%
74,651	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $74,651)	74,651

	Total Investments (Cost $27,141,715)(b)-100.3%	30,416,473
	Liabilities in excess of other assets-(0.3)%	(88,217)
	Net Assets-100.0%	$30,328,256

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $27,153,683. The net unrealized appreciation was $3,262,790, which consisted of aggregate gross unrealized appreciation of $3,863,793 and aggregate gross unrealized depreciation of $601,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio (PUI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Cable/Satellite TV - 8.2%
50,261	Comcast Corp., Class A	$1,336,440
23,408	DIRECTV, Class A(a)	1,053,594
24,149	DISH Network Corp., Class A	674,240
43,680	Knology, Inc.(a)	658,258
		3,722,532
	Cellular Telecommunications - 5.3%
76,661	MetroPCS Communications, Inc.(a)	677,683
27,092	NII Holdings, Inc.(a)	544,820
241,897	Sprint Nextel Corp.(a)	512,822
14,411	United States Cellular Corp.(a)	661,033
		2,396,358
	Electric-Integrated - 43.6%
14,255	Alliant Energy Corp.	604,270
18,271	Ameren Corp.	578,094
28,374	American Electric Power Co., Inc.	1,122,475
24,323	Avista Corp.	616,345
17,028	Cleco Corp.	677,033
29,210	CMS Energy Corp.	637,654
18,464	Consolidated Edison, Inc.	1,088,637
15,162	Constellation Energy Group, Inc.	552,352
21,318	Dominion Resources, Inc.	1,066,753
11,647	DTE Energy Co.	619,737
53,334	Duke Energy Corp.	1,136,548
17,912	El Paso Electric Co.	623,338
29,224	Great Plains Energy, Inc.	602,599
15,042	IDACORP, Inc.	634,020
11,729	Integrys Energy Group, Inc.	608,852
17,851	NorthWestern Corp.	627,284
39,677	NV Energy, Inc.	642,767
30,771	Pepco Holdings, Inc.	604,958
12,916	Pinnacle West Capital Corp.	610,410
32,182	PNM Resources, Inc.	573,161
24,385	Portland General Electric Co.	608,162
20,478	Progress Energy, Inc.	1,112,570
33,818	Public Service Enterprise Group, Inc.	1,026,038
24,851	Southern Co. (The)	1,132,212
18,042	Wisconsin Energy Corp.	613,428
41,883	Xcel Energy, Inc.	1,114,088
		19,833,785
	Gas-Distribution - 2.6%
30,969	CenterPoint Energy, Inc.	571,998
26,966	NiSource, Inc.	612,937
		1,184,935
	Independent Power Producers - 1.2%
30,771	NRG Energy, Inc.(a)	519,414

	Internet Connectivity Services - 2.9%
10,687	AboveNet, Inc. (a)	710,151
39,842	Cogent Communications Group, Inc.(a)	607,192
		1,317,343
	Networking Products - 2.6%
60,312	Cisco Systems, Inc.	1,183,924

	REITS-Diversified - 2.7%
19,055	American Tower Corp. REIT	1,210,183

	Telecommunication Equipment - 1.3%
19,662	Comtech Telecommunications Corp.	606,769

	Telecommunication Services - 7.3%
32,581	Consolidated Communications Holdings, Inc.	618,713
30,656	Level 3 Communications, Inc.(a)	568,669
63,196	Neutral Tandem, Inc.(a)	776,679
30,919	NTELOS Holdings Corp.	705,881
261,689	Vonage Holdings Corp.(a)	662,073
		3,332,015
	Telephone-Integrated - 12.9%
111,574	Alaska Communications Systems Group, Inc.	303,481
38,508	AT&T, Inc.	1,132,520
16,028	Atlantic Tele-Network, Inc.	578,451
205,613	Cincinnati Bell, Inc.(a)	709,365
66,557	General Communication, Inc., Class A(a)	692,859
26,824	Telephone & Data Systems, Inc.	705,471
29,858	Verizon Communications, Inc.	1,124,452
51,727	Windstream Corp.	624,345
		5,870,944
	Water - 1.4%
19,306	American Water Works Co., Inc.	651,191

	Wireless Equipment - 8.0%
26,761	Crown Castle International Corp.(a)	1,297,373
24,153	Motorola Solutions, Inc.	1,120,941
15,393	SBA Communications Corp., Class A(a)	703,768
69,783	TeleNav, Inc.(a)	518,488
		3,640,570
	Total Common Stocks and Other Equity Interests (Cost $46,704,531)	45,469,963

	Money Market Fund - 0.1%
43,902	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $43,902)	43,902

	Total Investments (Cost $46,748,433)(b)-100.1%	45,513,865
	Liabilities in excess of other assets-(0.1)%	(36,627)
	Net Assets-100.0%	$45,477,238

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $46,830,133. The net unrealized depreciation was $1,316,268, which consisted of aggregate gross unrealized appreciation of $2,295,574 and aggregate gross unrealized depreciation of $3,611,842.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Computer Services - 1.3%
16,713	j2 Global, Inc.	$450,582
18,764	LivePerson, Inc.(a)	225,168
		675,750
	Computer Software - 3.9%
63,218	Akamai Technologies, Inc.(a)	2,038,780

	E-Commerce/Products - 24.5%
20,822	Amazon.com, Inc.(a)	4,048,630
4,777	Blue Nile, Inc.(a)(b)	192,752
135,305	eBay, Inc.(a)	4,275,638
15,553	MercadoLibre, Inc. (Argentina)	1,359,332
19,506	Netflix, Inc.(a)(b)	2,344,621
9,899	Nutrisystem, Inc.(b)	117,798
8,200	Overstock.com, Inc.(a)	55,432
12,216	Shutterfly, Inc.(a)	289,764
		12,683,967
	E-Commerce/Services - 15.8%
15,526	Ancestry.com, Inc.(a)(b)	459,570
35,984	Expedia, Inc.	1,164,802
26,863	IAC/InterActiveCorp.	1,156,989
12,985	MakeMyTrip Ltd. (Mauritius)(a)(b)	305,537
8,368	OpenTable, Inc.(a)	403,087
36,552	Orbitz Worldwide, Inc.(a)	133,780
8,240	Priceline.com, Inc.(a)	4,362,915
31,417	United Online, Inc.	178,449
		8,165,129
	E-Marketing/Information - 3.4%
11,639	comScore, Inc.(a)	257,804
10,479	Constant Contact, Inc.(a)(b)	261,765
13,153	Digital River, Inc.(a)	210,580
9,970	Liquidity Services, Inc.(a)	344,065
16,786	QuinStreet, Inc.(a)	161,481
29,096	ValueClick, Inc.(a)	507,434
		1,743,129
	Enterprise Software/Services - 2.0%
20,369	Open Text Corp. (Canada)(a)	1,032,505

	E-Services/Consulting - 0.7%
6,094	Keynote Systems, Inc.	119,260
10,782	Perficient, Inc.(a)	120,004
10,357	Saba Software, Inc.(a)	102,948
		342,212
	Human Resources - 0.6%
45,391	Monster Worldwide, Inc.(a)	326,815

	Internet Application Software - 1.7%
14,616	DealerTrack Holdings, Inc.(a)	399,455
16,263	KIT Digital, Inc.(a)(b)	176,128
12,096	RealNetworks, Inc.	123,500
7,048	Vocus, Inc.(a)	161,893
		860,976
	Internet Connectivity Services - 0.7%
16,151	Cogent Communications Group, Inc.(a)	246,141
18,489	Internap Network Services Corp.(a)	124,061
		370,202
	Internet Content-Entertainment - 2.7%
38,117	Limelight Networks, Inc.(a)(b)	124,261
26,431	NetEase.com, Inc. ADR (China)(a)	1,264,195
		1,388,456
	Internet Content-Information/Network - 1.1%
20,071	WebMD Health Corp.(a)	562,791

	Internet Content-Information/News - 0.9%
23,414	Dice Holdings, Inc.(a)	221,730
5,623	Travelzoo, Inc.(a)(b)	145,130
10,096	XO Group, Inc.(a)	83,191
		450,051
	Internet Incubators - 0.2%
15,443	ModusLink Global Solutions, Inc.	88,334

	Internet Infrastructure Software - 0.1%
17,098	Support.com, Inc.(a)	44,113

	Internet Security - 4.1%
56,043	VeriSign, Inc.	2,076,954
23,254	Zix Corp.(a)	70,227
		2,147,181
	Networking Products - 0.7%
8,565	LogMeIn, Inc.(a)	341,144

	Printing-Commercial - 0.9%
13,534	VistaPrint NV (Netherlands)(a)(b)	484,247

	Retail-Pet Food & Supplies - 0.2%
7,165	PetMed Express, Inc.	89,348

	Telecommunication Services - 0.5%
159,330	Clearwire Corp., Class A(a)	269,268
16,290	Motricity, Inc.(a)	12,626
		281,894
	Web Hosting/Design - 8.7%
16,705	Equinix, Inc.(a)	2,003,932
22,611	NIC, Inc.	282,863
46,148	Rackspace Hosting, Inc.(a)	2,003,285
16,658	Web.com Group, Inc.(a)	213,222
		4,503,302
	Web Portals/ISP - 25.4%
34,298	AOL, Inc.(a)	555,972
30,565	Baidu, Inc. ADR (China)(a)	3,897,649
37,587	EarthLink, Inc.	271,002
6,681	Google, Inc., Class A(a)	3,875,715
13,892	InfoSpace, Inc.(a)	171,010
23,223	SINA Corp. (China)(a)(b)	1,631,880
13,413	Sohu.com, Inc.(a)(b)	799,683
127,425	Yahoo!, Inc.(a)	1,971,265
		13,174,176

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.1% (Cost $50,365,400)	$51,794,502

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund- 8.3%
4,311,292	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,311,292)(c)(d)	4,311,292

	Total Investments (Cost $54,676,692)(e)-108.4%	56,105,794
	Liabilities in excess of other assets-(8.4)%	(4,341,363)
	Net Assets-100.0%	$51,764,431

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $55,013,450. The net unrealized appreciation was $1,092,344, which consisted of aggregate gross unrealized appreciation of $4,867,450 and aggregate gross unrealized depreciation of $3,775,106.

This Fund has holdings greater than 10% of net assets in the following countries:

China	13.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the nine-month period ended January 31, 2012, there were no significant transfers between investment levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$402,531,350	$9,911	$12,637	$402,553,898
Money Market Fund	19,270,175	—	—	19,270,175
Total Investments	$421,801,525	$9,911	$12,637	$421,824,073

PowerShares Fundamental Pure Small Value Portfolio
Equity Securities	$55,165,197	$—	$—	$55,165,197
Rights	—	1,777	—	1,777
Money Market Fund	2,372,192	—	—	2,372,192
Total Investments	$57,537,389	$1,777	$—	$57,539,166

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$223,486,112	$—	$—	$223,486,112
Swap Agreements(a)	—	200,652	—	200,652
Money Market Fund	22,489,675	—	—	22,489,675
Total Investments	$245,975,787	$200,652	$—	$246,176,439

PowerShares Golden Dragon Halter USX China Portfolio
Equity Securities	$253,265,459	$—	$110,552	$253,376,011
Money Market Fund	54,891,703	—	—	54,891,703
Total Investments	$308,157,162	$—	$110,552	$308,267,714

(a) Unrealized appreciation.

Item 2.    Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 28, 2012